UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/13

Date of reporting period: 03/31/13

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—68.4%
Aerospace & Defense—0.2%
United Technologies Corp.
0.787%	06/01/2015	#	$1,285,000	$1,298,274

Auto Components—0.5%
Johnson Controls, Inc.
1.750%	03/01/2014		3,000,000	3,034,839

Automobiles—1.1%
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,318,804
1.875%	09/15/2014	^	760,000	771,411
1.250%	01/11/2016	^	650,000	652,670
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	660,275
1.000%	03/15/2016	^	1,115,000	1,114,759
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,400,000	1,418,284

				5,936,203

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015		610,000	611,502
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	250,179
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	750,194
1.850%	01/15/2015	^	590,000	599,775

				2,211,650

Biotechnology—0.6%
Amgen, Inc.
2.300%	06/15/2016		700,000	729,057
1.875%	11/15/2014		860,000	877,319
Gilead Sciences, Inc.
2.400%	12/01/2014		370,000	380,362
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,357,720

				3,344,458

Capital Markets—1.6%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	303,531
E*TRADE Financial Corp.
6.000%	11/15/2017		525,000	551,906
Goldman Sachs Group, Inc. (The)
1.296%	02/07/2014	#	1,430,000	1,437,277
Morgan Stanley
1.538%	02/25/2016	#	1,150,000	1,155,718
1.280%	04/29/2013	#	1,530,000	1,530,764
Nomura Holdings, Inc. MTN (Japan)
1.730%	09/13/2016	#	1,310,000	1,315,032
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,203,108
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	1,170,000	1,247,173

				8,744,509

Chemicals—0.4%
Airgas, Inc.
2.850%	10/01/2013		460,000	465,054

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ashland, Inc.
3.000%	03/15/2016	^	$900,000	$918,001
Dow Chemical Co. (The)
2.500%	02/15/2016	†	690,000	719,093
Ecolab, Inc.
2.375%	12/08/2014		290,000	297,996

				2,400,144

Commercial Banks—11.5%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	712,228
Banco Bradesco SA (Brazil)
2.390%	05/16/2014	#^	300,000	303,780
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^†	1,110,000	1,198,800
Banco de Credito e Inversiones (Chile)
3.000%	09/13/2017	^	700,000	711,805
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^†	1,180,000	1,233,100
Bancolombia SA (Colombia)
4.250%	01/12/2016	†	260,000	275,288
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^	840,000	888,300
Bank of Montreal MTN (Canada)
0.800%	11/06/2015		1,020,000	1,019,190
Bank of Nova Scotia (Canada)
1.850%	01/12/2015		950,000	971,424
0.750%	10/09/2015		1,440,000	1,440,323
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.738%	02/26/2016	#^	1,250,000	1,250,173
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		2,590,000	2,740,720
1.345%	01/13/2014	#	970,000	975,376
BB&T Corp.
1.001%	04/28/2014	#	350,000	352,149
BB&T Corp. MTN
1.600%	08/15/2017		420,000	424,528
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	600,000	592,020
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015		1,300,000	1,305,099
Capital One Financial Corp.
7.375%	05/23/2014		3,630,000	3,897,785
2.125%	07/15/2014		860,000	873,728
CIT Group, Inc.
4.750%	02/15/2015	^	700,000	735,000
Corpbanca SA (Chile)
3.125%	01/15/2018		1,010,000	1,000,545
Danske Bank A/S (Denmark)
1.355%	04/14/2014	#^	1,450,000	1,458,274
Discover Bank
2.000%	02/21/2018		1,710,000	1,717,129
HSBC USA, Inc.
2.375%	02/13/2015		595,000	612,487
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,200,000	1,279,927
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	566,660
KeyCorp MTN
3.750%	08/13/2015		560,000	597,049
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016		1,500,000	1,504,179

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
National Bank of Canada (Canada)
1.500%	06/26/2015		$780,000	$792,201
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	700,000	712,107
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015	†	733,000	753,819
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015		5,990,000	6,390,527
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	918,573
Sparebank 1 Boligkreditt AS (Norway)
2.625%	05/27/2016	^	570,000	601,502
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	3,800,000	4,020,533
Sumitomo Mitsui Banking Corp. (Japan)
0.900%	01/18/2016		480,000	478,825
Svenska Handelsbanken AB (Sweden)
0.732%	03/21/2016	#	1,500,000	1,500,878
Toronto-Dominion Bank (The) MTN (Canada)
2.500%	07/14/2016	†	3,850,000	4,038,569
Union Bank NA, Bank Note
2.125%	12/16/2013		1,380,000	1,394,233
US Bancorp
4.200%	05/15/2014		1,300,000	1,355,563
US Bank NA, Bank Note
0.585%	10/14/2014	#	690,000	691,743
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,385,000	1,472,785
Wells Fargo & Co. MTN
2.100%	05/08/2017		6,810,000	7,029,412
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016		1,460,000	1,466,436

				64,254,772

Communications Equipment—0.1%
SBA Communications Corp.
5.625%	10/01/2019	^	430,000	443,975

Computers & Peripherals—1.8%
Hewlett-Packard Co.
3.000%	09/15/2016		4,436,000	4,595,315
2.650%	06/01/2016		750,000	765,569
2.350%	03/15/2015		1,100,000	1,122,785
1.550%	05/30/2014		3,660,000	3,675,895

				10,159,564

Consumer Finance—5.0%
Ally Financial, Inc.
4.625%	06/26/2015		1,300,000	1,360,905
American Express Credit Corp. MTN
5.125%	08/25/2014		3,177,000	3,376,265
2.750%	09/15/2015		2,500,000	2,615,483
1.750%	06/12/2015		2,975,000	3,041,435
American Honda Finance Corp.
1.450%	02/27/2015	^	1,190,000	1,206,791
Caterpillar Financial Services Corp.
0.700%	11/06/2015		1,270,000	1,271,922
Ford Motor Credit Co. LLC
3.875%	01/15/2015		1,280,000	1,331,219
General Motors Financial Co., Inc.
4.750%	08/15/2017	^	990,000	1,033,515

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HSBC Finance Corp.
0.717%	06/01/2016	#	$5,347,000	$5,271,569
Hyundai Capital America
1.625%	10/02/2015	^	580,000	584,317
International Lease Finance Corp.
4.875%	04/01/2015		690,000	726,225
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,265,504
PACCAR Financial Corp. MTN
1.050%	06/05/2015		280,000	283,134
0.800%	02/08/2016		300,000	299,755
RCI Banque SA (France)
2.175%	04/11/2014	#^	1,900,000	1,899,907
Toyota Motor Credit Corp.
0.875%	07/17/2015		1,620,000	1,631,181
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015		910,000	918,110

				28,117,237

Diversified Financial Services—10.9%
Bank of America Corp.
3.700%	09/01/2015		635,000	669,642
1.500%	10/09/2015		7,615,000	7,644,858
Bank of America Corp. MTN
1.354%	03/22/2018	#	1,480,000	1,480,345
1.250%	01/11/2016		790,000	787,233
Bank of America Corp., Series L MTN
5.650%	05/01/2018		1,650,000	1,910,872
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	553,482
Citigroup, Inc.
6.010%	01/15/2015		2,370,000	2,567,397
6.000%	12/13/2013		2,004,000	2,076,657
4.450%	01/10/2017		1,545,000	1,702,436
1.300%	04/01/2016	†	2,189,000	2,190,344
1.084%	04/01/2016	#	1,320,000	1,321,741
CNH Capital LLC
3.875%	11/01/2015		1,035,000	1,066,050
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.375%	01/19/2017		7,887,000	8,451,489
Equifax, Inc.
4.450%	12/01/2014		240,000	252,783
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	556,566
1.400%	04/15/2016	^	230,000	231,510
General Electric Capital Corp.
5.900%	05/13/2014		680,000	720,703
2.150%	01/09/2015		1,290,000	1,323,446
1.625%	07/02/2015		1,350,000	1,373,810
0.685%	01/09/2015	#	2,082,000	2,085,492
General Electric Capital Corp. MTN
1.162%	05/09/2016	#†	5,675,000	5,682,678
0.935%	04/07/2014	#	1,000,000	1,004,094
General Electric Capital Corp., Series A
3.750%	11/14/2014		1,130,000	1,187,059
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	420,000	421,714
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	485,096
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,584,372

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.201%	01/25/2018	#	$750,000	$755,814
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,253,992
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,087,008
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016		950,000	999,281

				60,427,964

Diversified Telecommunication Services—5.9%
AT&T, Inc.
0.900%	02/12/2016		7,869,000	7,869,204
0.875%	02/13/2015		620,000	621,532
0.677%	02/12/2016	#	1,170,000	1,175,662
British Telecommunications plc (United Kingdom)
2.000%	06/22/2015		400,000	409,458
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	5,595,000	5,908,762
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	285,880
5.250%	10/01/2015		1,986,000	2,097,750
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,209,332
2.582%	04/26/2013		1,090,000	1,091,340
Verizon Communications, Inc.
1.250%	11/03/2014		1,680,000	1,701,420
0.894%	03/28/2014	#	3,595,000	3,615,269
0.700%	11/02/2015		2,630,000	2,618,546
Vivendi SA (France)
2.400%	04/10/2015	^	360,000	367,642
Windstream Corp.
8.125%	08/01/2013		190,000	194,038
7.875%	11/01/2017		880,000	1,009,800

				33,175,635

Electric Utilities—2.8%
Enel Finance International NV (Netherlands)
3.875%	10/07/2014	^	6,034,000	6,204,212
Exelon Generation Co. LLC
5.350%	01/15/2014		5,345,000	5,541,985
GDF Suez (France)
1.625%	10/10/2017	^	330,000	332,066
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,104,907
0.600%	03/15/2016	#	1,394,000	1,395,828
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		520,000	525,038
1.200%	06/01/2015		210,000	211,701

				15,315,737

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	472,735
Tech Data Corp.
3.750%	09/21/2017	†	1,440,000	1,501,360

				1,974,095

Energy Equipment & Services—0.1%
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	834,494

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—2.0%
Kroger Co. (The)
2.200%	01/15/2017		$650,000	$672,011
Tesco plc (United Kingdom)
5.500%	11/15/2017	^	2,300,000	2,688,675
2.000%	12/05/2014	^	3,700,000	3,769,925
Walgreen Co.
1.000%	03/13/2015		570,000	571,414
0.780%	03/13/2014	#	2,928,000	2,936,556
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	220,000	228,182

				10,866,763

Food Products—0.8%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	201,579
1.300%	01/25/2016		300,000	302,579
General Mills, Inc.
0.875%	01/29/2016		240,000	240,977
0.601%	01/29/2016	#	240,000	240,373
Ingredion, Inc.
3.200%	11/01/2015		310,000	325,439
Kraft Foods Group, Inc.
1.625%	06/04/2015		440,000	447,018
Mondelez International, Inc.
5.250%	10/01/2013		340,000	347,843
2.625%	05/08/2013		340,000	340,648
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,249,806

				4,696,262

Gas Utilities—0.2%
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,121,100

Health Care Equipment & Supplies—0.5%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	882,567
1.350%	05/29/2015		350,000	355,228
DENTSPLY International, Inc.
1.790%	08/15/2013	#	800,000	803,337
Stryker Corp.
3.000%	01/15/2015		680,000	710,501

				2,751,633

Health Care Providers & Services—2.2%
Express Scripts Holding Co.
2.750%	11/21/2014		1,300,000	1,339,523
HCA, Inc.
6.750%	07/15/2013		225,000	228,797
Quest Diagnostics, Inc.
1.134%	03/24/2014	#	410,000	412,121
UnitedHealth Group, Inc.
1.400%	10/15/2017		270,000	272,256
0.850%	10/15/2015		1,358,000	1,362,969
WellPoint, Inc.
5.000%	12/15/2014		2,000,000	2,143,964
2.375%	02/15/2017		5,430,000	5,630,627
1.250%	09/10/2015		550,000	554,880

				11,945,137

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		$280,000	$281,191

Household Durables—0.1%
Lennar Corp.
4.750%	12/15/2017		700,000	736,750

Insurance—3.8%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,122,583
Allstate Corp. (The)
6.200%	05/16/2014		800,000	849,054
American International Group, Inc.
3.000%	03/20/2015		700,000	726,587
2.375%	08/24/2015		400,000	410,559
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	539,254
MetLife, Inc.
2.375%	02/06/2014		450,000	457,269
Metropolitan Life Global Funding I
5.125%	04/10/2013	^	2,000,000	2,002,532
1.055%	01/10/2014	#^	2,100,000	2,111,424
Principal Life Global Funding II
1.000%	12/11/2015	^	660,000	662,256
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	2,161,250	2,254,733
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,951,793
3.875%	01/14/2015		1,951,000	2,053,595
Prudential Financial, Inc., Series B MTN
4.750%	04/01/2014		820,000	853,121
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		2,290,000	2,472,208

				21,466,968

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	†	1,150,000	1,149,365

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	507,328

IT Services—0.0%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	277,450

Machinery—0.1%
Eaton Corp.
0.950%	11/02/2015	^	560,000	562,985
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	273,324

				836,309

Media—2.4%
CC Holdings GS V LLC
2.381%	12/15/2017	^	370,000	372,805
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		560,000	592,614
3.125%	02/15/2016		500,000	525,172
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,042,500

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NBCUniversal Enterprise, Inc.
0.965%	04/15/2018	#^	$600,000	$598,826
NBCUniversal Media LLC
3.650%	04/30/2015		850,000	900,818
Time Warner Cable, Inc.
8.250%	02/14/2014		2,200,000	2,340,767
6.200%	07/01/2013		5,500,000	5,573,656
Time Warner, Inc.
3.150%	07/15/2015		440,000	463,643
Viacom, Inc.
4.375%	09/15/2014		700,000	736,305

				13,147,106

Metals & Mining—3.0%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	2,150,000	2,186,038
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	†	1,000,000	1,039,929
Barrick Gold Corp. (Canada)
1.750%	05/30/2014		510,000	515,745
Barrick Gold Financeco LLC MTN
6.125%	09/15/2013		795,000	814,175
BHP Billiton Finance USA Ltd. (Australia)
0.560%	02/18/2014	#	2,704,000	2,711,362
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	743,400
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		270,000	273,449
1.400%	02/13/2015		300,000	302,312
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	3,128,511
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		700,000	704,547
Xstrata Finance Canada Ltd. (Canada)
2.850%	11/10/2014	^	1,765,000	1,809,640
2.450%	10/25/2017	^	2,220,000	2,252,643

				16,481,751

Multi-Utilities—0.6%
DTE Energy Co.
0.987%	06/03/2013	#	950,000	950,944
Sempra Energy
1.040%	03/15/2014	#	2,661,000	2,675,362

				3,626,306

Oil, Gas & Consumable Fuels—2.2%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		700,000	742,510
0.700%	11/06/2015		1,070,000	1,068,875
Chesapeake Energy Corp.
7.625%	07/15/2013	†	460,000	469,200
ConocoPhillips
4.600%	01/15/2015		455,000	487,645
CONSOL Energy, Inc.
8.000%	04/01/2017		200,000	216,500
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	282,211
Marathon Oil Corp.
0.900%	11/01/2015		630,000	628,863
Murphy Oil Corp.
2.500%	12/01/2017		430,000	432,257
Petrohawk Energy Corp.
7.875%	06/01/2015		1,000,000	1,034,972

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Phillips 66
2.950%	05/01/2017		$270,000	$286,419
1.950%	03/05/2015		270,000	276,062
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	688,500
Sibur Securities Ltd. (Ireland)
3.914%	01/31/2018	^	660,000	651,750
Statoil ASA (Norway)
1.200%	01/17/2018		2,100,000	2,109,751
Tesoro Corp.
4.250%	10/01/2017	†	700,000	735,000
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	581,902
WPX Energy, Inc.
5.250%	01/15/2017		990,000	1,041,975

				11,734,392

Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	489,910

Pharmaceuticals—1.6%
AbbVie, Inc.
1.750%	11/06/2017	^	1,450,000	1,469,249
1.200%	11/06/2015	^	1,460,000	1,472,280
1.055%	11/06/2015	#^	4,100,000	4,161,934
Novartis Capital Corp.
4.125%	02/10/2014		1,170,000	1,206,174
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	720,000	755,100

				9,064,737

Real Estate Investment Trusts (REITs)—1.1%
Digital Realty Trust LP
4.500%	07/15/2015		550,000	584,703
Duke Realty LP
5.400%	08/15/2014		560,000	590,765
HCP, Inc.
2.700%	02/01/2014		1,410,000	1,432,392
Health Care REIT, Inc.
6.000%	11/15/2013		810,000	835,779
Simon Property Group LP
4.200%	02/01/2015		210,000	221,612
Ventas Realty LP/Ventas Capital Corp.
2.000%	02/15/2018		1,460,000	1,469,943
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,142,064

				6,277,258

Road & Rail—0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	^†	760,000	783,750
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	883,582
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	828,172
2.500%	03/15/2016	^	620,000	635,489
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	556,755

				3,687,748

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
1.350%	12/15/2017		$200,000	$200,909
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	409,401

				610,310

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	426,360

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	739,585

Tobacco—1.5%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	5,573,605
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	2,469,000	2,499,707
Reynolds American, Inc.
1.050%	10/30/2015		290,000	290,286

				8,363,598

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		695,000	743,650
Aviation Capital Group Corp.
4.625%	01/31/2018	^	430,000	444,100

				1,187,750

Transportation Infrastructure—0.6%
Heathrow Funding Ltd. (Jersey, Channel Islands)
2.500%	06/25/2015	^	3,500,000	3,605,868

Wireless Telecommunication Services—0.6%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	315,993
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,780,000	1,853,456
0.675%	02/19/2016	#	1,210,000	1,209,673

				3,379,122

TOTAL CORPORATE OBLIGATIONS (Cost $373,579,435)				381,131,607

MORTGAGE-BACKED SECURITIES—6.2%
Non-Agency Mortgage-Backed Securities— 3.1%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
3.111%	01/25/2035	#	538,311	537,397
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.703%	10/18/2054	#^	2,250,000	2,299,112
GSAMP Trust, Series 2004-SEA2, Class M1
0.854%	03/25/2034	#	1,500,000	1,484,001
HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.974%	12/19/2035	#	2,119,375	1,824,816
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/01/2043	#^	1,100,000	1,118,458
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.359%	12/25/2034	#	1,253,995	1,278,907

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.590%	04/25/2034		#	$183,742	$185,498
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042		#	1,696,840	1,741,948
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042		#	1,586,834	1,632,634
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043		#	1,397,384	1,398,584
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043		#	1,090,000	1,091,270
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059		#^	993,046	996,933
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.085%	10/19/2034		#	505,367	291,268
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.822%	03/25/2044		#	480,766	481,625
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.626%	09/25/2034		#	1,160,343	935,570

					17,298,021

U.S. Government Agency Mortgage-Backed Securities—3.1%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038		^	1,173,648	1,239,300
Federal National Mortgage Association
3.140%	07/01/2041		#	3,207,355	3,384,406
3.071%	06/01/2041		#	2,024,333	2,135,325
3.000%	10/01/2042			4,029,311	4,160,505
2.601%	10/01/2034		#	1,179,706	1,251,201
2.549%	09/01/2034		#	112,995	119,385
2.540%	09/01/2034		#	152,034	160,757
2.500%	11/01/2027		d	0	—
2.419%	10/01/2034		#	203,632	216,426
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020			275,182	278,374
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.573%	11/06/2017		#	1,303,482	1,308,774
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.763%	12/08/2020		#	3,252,013	3,271,330

					17,525,783

TOTAL MORTGAGE-BACKED SECURITIES (Cost $35,215,963)					34,823,804

U.S. TREASURY OBLIGATIONS—11.2%
U.S. Treasury Notes—11.2%
U.S. Treasury Note
1.250%	10/31/2015			13,020,000	13,332,285
0.875%	11/30/2016			22,450,000	22,762,189
0.375%	01/15/2016 03/15/2016	-		18,480,000	18,498,538
0.375%	06/30/2013		‡‡	280,000	280,241

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.250%	04/30/2014 12/15/2015	-		$7,420,000	$7,422,621

					62,295,874

TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,089,305)					62,295,874

GOVERNMENT RELATED OBLIGATIONS—3.7%
U.S. Government Agencies—0.9%
Federal National Mortgage Association
0.500%	03/30/2016			3,210,000	3,216,089
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015			1,770,000	1,809,737

					5,025,826

Non-U.S. Government Agencies—0.2%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015		^	500,000	524,250
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015			410,000	419,538

					943,788

Sovereign Debt—0.4%
Panama Government International Bond (Panama)
7.250%	03/15/2015			393,000	439,178
Qatar Government International Bond (Qatar)
3.125%	01/20/2017		^	780,000	828,750
South Africa Government International Bond (South Africa)
6.500%	06/02/2014			880,000	938,080

					2,206,008

Supranational—1.0%
European Investment Bank
1.125%	04/15/2015			5,555,000	5,635,225

U.S. Municipal Bonds—1.2%
California General Obligation Bonds (California)
5.450%	04/01/2015			3,635,000	3,984,759
5.250%	04/01/2014			1,655,000	1,733,728
1.050%	02/01/2016			755,000	758,783
University of California Revenue Bonds (California)
1.988%	05/15/2050		#	460,000	460,580

					6,937,850

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $20,084,113)					20,748,697

ASSET-BACKED SECURITIES—7.8%
Automobiles—3.0%
Ally Master Owner Trust Series 2013-1, Class A1
0.653%	02/15/2018		#	1,300,000	1,302,409
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018			330,000	330,941

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		$330,000	$330,042
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	2,757,979	2,769,958
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		3,500,000	3,502,332
Ford Credit Auto Owner Trust Series 2009-D, Class A4
2.980%	08/15/2014		612,838	616,361
Honda Auto Receivables Owner Trust Series 2011-1, Class A3
1.130%	10/15/2014		845,439	847,424
Hyundai Capital Auto Funding VIII Ltd. (Cayman Islands) Series 2010-8A, Class A
1.203%	09/20/2016	#^	1,674,772	1,678,289
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		1,491,000	1,523,434
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.503%	02/15/2018	#	3,150,000	3,152,060
World Omni Master Owner Trust Series 2013-1, Class A
0.602%	02/15/2018	#^	950,000	950,639

				17,003,889

Credit Card—4.1%
American Express Credit Account Master Trust Series 2008-5, Class A
1.003%	03/15/2016	#	4,550,000	4,563,973
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	1,090,190
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.354%	01/23/2020	#	3,300,000	3,436,128
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017		1,450,000	1,459,245
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,018,996
GE Capital Credit Card Master Note Trust Series 2010-3, Class A
2.210%	06/15/2016		6,300,000	6,324,880
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.903%	02/15/2017	#^	2,700,000	2,722,981
Penarth Master Issuer plc (United Kingdom) Series 2012-1A, Class A1
0.773%	03/18/2014	#^	780,000	782,030

				22,398,423

Other—0.7%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		2,305,238	2,320,732
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,849

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	$1,560,000	$1,565,403

				4,136,984

TOTAL ASSET-BACKED SECURITIES (Cost $43,420,225)				43,539,296

			Shares	Value
MONEY MARKET FUNDS—4.8%
Institutional Money Market Funds—4.8%
Dreyfus Institutional Cash Advantage Fund, 0.07%		††¥	2,600,000	2,600,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥	8,632,387	8,632,387
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		††¥	3,393,166	3,393,166
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%		††¥	3,600,000	3,600,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%		††¥	2,600,000	2,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%		††¥	3,600,000	3,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%		††¥	2,600,000	2,600,000

TOTAL MONEY MARKET FUNDS (Cost $27,025,553)				27,025,553

FLOATING RATE LOANS—0.2%**
		Maturity Date	Face	Value
Cricket Communications, Inc. Term Loan A		p
	02/01/2020		$1,050,000	1,057,744
H.J. Heinz Co. 1st Lien Term Loan B2		p
	02/01/2020		260,000	262,545

TOTAL FLOATING RATE LOANS (Cost $1,314,600)				1,320,289

TOTAL INVESTMENTS—102.3% (Cost $562,729,194)				570,885,120
Other assets less liabilities—(2.3%)				(12,958,917)

NET ASSETS—100.0%				$557,926,203

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $106,619,842, which represents 19.1% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2013.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
p	This Floating Rate Loan will settle after March 31, 2013, at which time the interest rate will be determined.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—2.1%
Capital Markets—0.7%
Bear Stearns Cos. LLC (The), Series CPI MTN
3.540%	03/10/2014		#	$380,000	$386,392
Morgan Stanley MTN
2.792%	05/14/2013		#	4,000,000	4,009,818

					4,396,210

Consumer Finance—1.3%
HSBC Finance Corp.
0.554%	01/15/2014		#	4,900,000	4,895,408
SLM Corp. MTN
6.250%	01/25/2016			2,400,000	2,633,947
5.050%	11/14/2014			500,000	529,653

					8,059,008

Diversified Financial Services—0.1%
Citigroup, Inc.
2.293%	08/13/2013		#	700,000	704,669

TOTAL CORPORATE OBLIGATIONS (Cost $12,812,680)					13,159,887

U.S. TREASURY OBLIGATIONS—94.2%
U. S. Treasury Bills—1.3%
U. S. Treasury Bill
0.106%	09/19/2013			700,000	699,668
0.092%	03/06/2014			4,600,000	4,594,590
0.078%	04/18/2013			3,200,000	3,199,876

					8,494,134

U.S. Treasury Bonds—0.6%
U.S. Treasury Bond
3.125%	02/15/2042 02/15/2043	-		1,255,000	1,257,955
2.750%	08/15/2042 11/15/2042	-		2,500,000	2,318,834

					3,576,789

U.S. Treasury Inflation Protected Securities Bonds—35.1%
U.S. Treasury Bond
3.875%	04/15/2029			8,550,000	19,498,719
3.625%	04/15/2028			9,375,000	20,876,869
3.375%	04/15/2032			869,100	1,817,081
2.500%	01/15/2029			13,590,000	20,397,607
2.375%	01/15/2025 01/15/2027	-		46,412,400	75,428,942
2.125%	02/15/2040		‡‡	4,739,800	7,129,402
2.125%	02/15/2041			5,985,300	8,925,455
2.000%	01/15/2026			18,385,000	27,806,740
1.750%	01/15/2028			16,020,000	22,421,643
0.750%	02/15/2042			9,754,500	10,406,215
0.625%	02/15/2043			8,635,000	8,696,116

					223,404,789

U.S. Treasury Inflation Protected Securities Notes—54.0%
U.S. Treasury Note
2.625%	07/15/2017			19,000,000	25,415,310
2.500%	07/15/2016			7,124,800	9,403,757
2.375%	01/15/2017			10,000	13,327
2.125%	01/15/2019			1,992,600	2,608,723
2.000%	01/15/2014 01/15/2016	-		24,863,500	32,119,369

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
1.875%	07/15/2013 07/15/2019	-		$15,931,900	$20,690,487
1.625%	01/15/2015 01/15/2018	-		6,975,000	8,975,923
1.375%	01/15/2020			4,584,800	5,820,298
1.250%	04/15/2014 07/15/2020	-		27,915,000	33,864,435
1.125%	01/15/2021			20,795,000	25,827,843
0.625%	07/15/2021			20,299,500	23,741,293
0.500%	04/15/2015			16,626,700	18,567,655
0.125%	04/15/2016 01/15/2023	-		123,013,300	135,318,947

					342,367,367

U.S. Treasury Notes—3.2%
U.S. Treasury Note
2.000%	02/15/2023			11,525,000	11,672,670
0.875%	04/30/2017			3,360,000	3,400,690
0.750%	12/31/2017			5,750,000	5,758,539

					20,831,899

TOTAL U.S. TREASURY OBLIGATIONS (Cost $552,630,086)					598,674,978

GOVERNMENT RELATED OBLIGATIONS—0.6%
U.S. Government Agencies—0.2%
New Valley Generation I, Series 2000-1
7.299%	03/15/2019			661,818	780,945

Non-U.S. Government Agencies—0.4%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,297,836
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016			1,200,000	1,261,783

					2,559,619

Supranational—0.0%
International Bank for Reconstruction & Development, Series CPI
2.437%	12/10/2013		#	275,000	275,289

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $3,450,650)					3,615,853

ASSET-BACKED SECURITIES—0.5%
Home Equity—0.3%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.404%	10/25/2035		#	155,281	153,378
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.544%	11/25/2035		#	1,202,072	1,167,523
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033			110,377	112,203

					1,433,104

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Manufactured Housing—0.1%
Conseco Finance Securitizations Corp. Series 2002-1, Class A
6.681%	12/01/2033	#	$563,528	$584,285

Other—0.0%
Park Place Securities, Inc. Series 2004-WWF1, Class M2
0.884%	12/25/2034	#	199,791	199,597

Student Loan—0.1%
North Carolina State Education Assistance Authority Series 2011-2, Class A1
0.751%	10/26/2020	#	304,959	305,286
South Carolina Student Loan Corp. Series 2010-1, Class A1
0.751%	01/25/2021	#	746,572	747,632

				1,052,918

TOTAL ASSET-BACKED SECURITIES (Cost $3,092,616)				3,269,904

CERTIFICATES OF DEPOSIT—0.7%
Commercial Banks—0.7%
Abbey National Treasury Services plc (United Kingdom)
1.631%	06/10/2013		3,800,000	3,809,337
Dexia Credit Local S.A., Series YCD (France)
1.650%	09/12/2013		700,000	702,744

TOTAL CERTIFICATES OF DEPOSIT (Cost $4,500,000)				4,512,081

			Shares	Value
MONEY MARKET FUNDS—1.5%
Institutional Money Market Fund—1.5%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $9,537,563)			¥9,537,563	9,537,563

TOTAL INVESTMENTS—99.6% (Cost $586,023,595)				632,770,266
Other assets less liabilities—0.4%				2,487,015

NET ASSETS—100.0%				$635,257,281

Legend to the Schedule of Investments:

MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—93.3%
Aerospace & Defense—2.3%
Boeing Co. (The)		72,200	$6,198,370
Honeywell International, Inc.		380,200	28,648,070
Lockheed Martin Corp.		31,700	3,059,684
Raytheon Co.		187,900	11,046,641

			48,952,765

Air Freight & Logistics—2.4%
FedEx Corp.		446,200	43,816,840
United Parcel Service, Inc., Class B		84,500	7,258,550

			51,075,390

Airlines—0.3%
United Continental Holdings, Inc.	*	207,700	6,648,477

Auto Components—0.2%
Johnson Controls, Inc.		117,700	4,127,739

Automobiles—0.2%
Ford Motor Co.		277,500	3,649,125

Beverages—0.3%
PepsiCo, Inc.		80,800	6,392,088

Building Products—0.3%
Masco Corp.		194,700	3,942,675
USG Corp.	*†	85,900	2,271,196

			6,213,871

Capital Markets—3.5%
Bank of New York Mellon Corp. (The)		1,566,400	43,843,536
Legg Mason, Inc.		172,200	5,536,230
Northern Trust Corp.		121,300	6,618,128
Och-Ziff Capital Management Group LLC, Class A		38,300	358,105
State Street Corp.		333,500	19,706,515

			76,062,514

Chemicals—0.2%
E.I. Du Pont de Nemours & Co.		72,946	3,586,025

Commercial Banks—3.7%
PNC Financial Services Group, Inc.		386,900	25,728,850
Regions Financial Corp.		303,800	2,488,122
SunTrust Banks, Inc.		201,400	5,802,334
U.S. Bancorp		330,100	11,200,293
Wells Fargo & Co.		930,300	34,411,797

			79,631,396

Communications Equipment—0.6%
Cisco Systems, Inc.		278,000	5,812,980
Harris Corp.		124,300	5,760,062
Nokia Oyj ADR (Finland)	†	406,500	1,333,320

			12,906,362

Computers & Peripherals—2.9%
Apple, Inc.		8,900	3,939,407
Dell, Inc.		3,862,800	55,353,924
Hewlett-Packard Co.		146,200	3,485,408

			62,778,739

Construction Materials—2.1%
Cemex SAB de CV ADR (Mexico)	*	2,326,900	28,411,449

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vulcan Materials Co.		344,100	$17,789,970

			46,201,419

Consumer Finance—3.4%
American Express Co.		482,000	32,515,720
Capital One Financial Corp.		405,300	22,271,235
SLM Corp.		902,100	18,475,008

			73,261,963

Containers & Packaging—0.2%
MeadWestvaco Corp.		111,600	4,051,080

Distributors—0.2%
Genuine Parts Co.		54,452	4,247,256

Diversified Financial Services—3.8%
Bank of America Corp.		1,730,406	21,076,345
Citigroup, Inc.		388,199	17,173,924
JPMorgan Chase & Co.		787,800	37,388,988
McGraw-Hill Cos., Inc. (The)		112,700	5,869,416

			81,508,673

Diversified Telecommunication Services—5.0%
AT&T, Inc.		745,142	27,339,260
CenturyLink, Inc.		103,490	3,635,604
Level 3 Communications, Inc.	*†	1,097,599	22,270,284
Telefonica SA (Spain)		145,874	1,976,382
tw telecom inc.	*	1,062,800	26,771,932
Verizon Communications, Inc.		547,941	26,931,300

			108,924,762

Electric Utilities—1.4%
Duke Energy Corp.		131,623	9,554,514
Entergy Corp.		106,700	6,747,708
Exelon Corp.		180,600	6,227,088
FirstEnergy Corp.		66,300	2,797,860
Xcel Energy, Inc.		158,100	4,695,570

			30,022,740

Electrical Equipment—1.1%
Eaton Corp. plc (Ireland)		60,975	3,734,719
Emerson Electric Co.		350,400	19,576,848

			23,311,567

Electronic Equipment, Instruments & Components—0.2%
Corning, Inc.		387,200	5,161,376

Energy Equipment & Services—0.5%
Diamond Offshore Drilling, Inc.	†	74,100	5,154,396
Schlumberger Ltd.		89,000	6,665,210

			11,819,606

Food & Staples Retailing—1.4%
Sysco Corp.		214,400	7,540,448
Walgreen Co.		470,900	22,452,512

			29,992,960

Food Products—2.7%
Archer-Daniels-Midland Co.		201,700	6,803,341
Campbell Soup Co.		161,700	7,334,712
McCormick & Co., Inc.		47,300	3,478,915
Mondelez International, Inc., Class A		1,326,600	40,607,226

			58,224,194

Health Care Equipment & Supplies—2.7%
Abbott Laboratories		644,262	22,755,334
Baxter International, Inc.		214,900	15,610,336

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Equity Income Fund
	Shares	Value
COMMON STOCKS—(Continued)
Medtronic, Inc.	417,900	$19,624,584

		57,990,254

Health Care Providers & Services—1.8%
Quest Diagnostics, Inc.	58,700	3,313,615
UnitedHealth Group, Inc.	342,000	19,565,820
WellPoint, Inc.	254,600	16,862,158

		39,741,593

Hotels, Restaurants & Leisure—0.7%
Carnival Corp.	416,500	14,285,950

Household Durables—0.1%
Whirlpool Corp.	12,400	1,468,904

Household Products—0.5%
Clorox Co. (The)	87,300	7,728,669
Energizer Holdings, Inc.	34,600	3,450,658

		11,179,327

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	186,900	2,349,333

Industrial Conglomerates—3.5%
3M Co.	88,100	9,365,911
General Electric Co.	1,378,900	31,880,168
Koninklijke Philips Electronics NV NYRS (Netherlands)	1,165,400	34,437,570

		75,683,649

Insurance—8.6%
Allstate Corp. (The)	376,300	18,465,041
Aon plc (United Kingdom)	594,141	36,539,671
Chubb Corp. (The)	39,500	3,457,435
Fairfax Financial Holdings Ltd. (Canada)	91,500	35,789,310
Lincoln National Corp.	124,990	4,075,924
Loews Corp.	864,000	38,076,480
Marsh & McLennan Cos., Inc.	205,500	7,802,835
Sun Life Financial, Inc. (Canada)	91,500	2,497,035
Travelers Cos., Inc. (The)	438,700	36,934,153
Willis Group Holdings plc (United Kingdom)	82,800	3,269,772

		186,907,656

IT Services—1.3%
Computer Sciences Corp.	104,500	5,144,535
International Business Machines Corp.	98,600	21,031,380
Western Union Co. (The)	143,100	2,152,224

		28,328,139

Leisure Equipment & Products—0.5%
Hasbro, Inc. †	60,700	2,667,158
Mattel, Inc.	178,100	7,798,999

		10,466,157

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	62,200	2,610,534
Thermo Fisher Scientific, Inc.	124,100	9,492,409

		12,102,943

Machinery—2.4%
Illinois Tool Works, Inc.	464,700	28,318,818
Ingersoll-Rand plc (Ireland)	13,500	742,635
Joy Global, Inc.	20,200	1,202,304
Stanley Black & Decker, Inc.	251,200	20,339,664

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xylem, Inc.		56,900	$1,568,164

			52,171,585

Media—3.2%
Cablevision Systems Corp., Class A		186,200	2,785,552
Comcast Corp., Class A		87,800	3,688,478
DIRECTV	*	727,400	41,178,114
Madison Square Garden Co. (The), Class A	*	56,800	3,271,680
New York Times Co. (The), Class A	*†	183,800	1,801,240
Time Warner, Inc.		153,733	8,858,096
Walt Disney Co. (The)		105,300	5,981,040
WPP plc (United Kingdom)		121,438	1,940,706

			69,504,906

Metals & Mining—0.5%
Cliffs Natural Resources, Inc.	†	62,600	1,190,026
Newmont Mining Corp.		75,000	3,141,750
Nucor Corp.		135,000	6,230,250

			10,562,026

Multiline Retail—1.6%
Kohl’s Corp.		404,200	18,645,746
Macy’s, Inc.		100,400	4,200,736
Saks, Inc.	*†	367,450	4,214,651
Target Corp.		111,000	7,597,950

			34,659,083

Multi-Utilities—0.7%
Dominion Resources, Inc.		99,900	5,812,182
NiSource, Inc.		263,200	7,722,288
TECO Energy, Inc.		57,800	1,029,996

			14,564,466

Oil, Gas & Consumable Fuels—13.4%
Anadarko Petroleum Corp.		85,800	7,503,210
Apache Corp.		134,700	10,393,452
BP plc ADR (United Kingdom)		508,098	21,517,950
Chesapeake Energy Corp.	†	2,153,400	43,950,894
Chevron Corp.		211,258	25,101,675
ConocoPhillips		325,400	19,556,540
CONSOL Energy, Inc.		1,145,900	38,559,535
Exxon Mobil Corp.		163,460	14,729,381
Hess Corp.		107,800	7,719,558
Marathon Oil Corp.		603,900	20,363,508
Murphy Oil Corp.		695,000	44,292,350
Occidental Petroleum Corp.		205,900	16,136,383
Phillips 66		139,300	9,746,821
Royal Dutch Shell plc, Class A ADR (Netherlands)		156,881	10,222,366

			289,793,623

Paper & Forest Products—0.5%
International Paper Co.		227,500	10,596,950

Personal Products—0.3%
Avon Products, Inc.		273,200	5,663,436

Pharmaceuticals—4.7%
Bristol-Myers Squibb Co.		158,100	6,512,139
Hospira, Inc.	*	30,100	988,183
Johnson & Johnson		389,600	31,764,088
Merck & Co., Inc.		350,100	15,484,923
Pfizer, Inc.		1,112,387	32,103,489

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Teva Pharmaceutical Industries Ltd. ADR (Israel)		359,400	$14,260,992

			101,113,814

Real Estate Investment Trusts (REITs)—0.2%
Weyerhaeuser Co. REIT		176,137	5,527,179

Road & Rail—0.4%
Norfolk Southern Corp.		107,800	8,309,224

Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.		111,500	5,183,635
Applied Materials, Inc.		343,300	4,627,684
Intel Corp.		499,600	10,916,260
Texas Instruments, Inc.		587,100	20,830,308

			41,557,887

Software—1.3%
CA, Inc.		69,200	1,741,764
Microsoft Corp.		961,900	27,519,959

			29,261,723

Specialty Retail—0.6%
Lowe’s Cos., Inc.		202,700	7,686,384
Staples, Inc.		352,600	4,735,418
Tiffany & Co.		6,900	479,826

			12,901,628

Tobacco—1.6%
Altria Group, Inc.		243,300	8,367,087
Imperial Tobacco Group plc ADR (United Kingdom)		106,900	7,483,000
Philip Morris International, Inc.		197,300	18,291,683

			34,141,770

Wireless Telecommunication Services—0.7%
Vodafone Group plc (United Kingdom)		880,800	2,499,430
Vodafone Group plc ADR (United Kingdom)		422,700	12,008,907

			14,508,337

TOTAL COMMON STOCKS (Cost $1,615,382,233)			2,014,093,629

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B 4.750% (Cost $4,555,013)	*	91,200	3,916,128

MONEY MARKET FUNDS—8.6%
Institutional Money Market Funds—8.6%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	8,000,000	8,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥140,635,814	140,635,814
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	7,044,313	7,044,313

Vantagepoint Equity Income Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	†	†	¥6,000,000	$6,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	†	†	¥8,200,000	8,200,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	†	†	¥8,000,000	8,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	†	†	¥8,000,000	8,000,000

TOTAL MONEY MARKET FUNDS (Cost $185,880,127)				185,880,127

TOTAL INVESTMENTS—102.1% (Cost $1,805,817,373)				2,203,889,884
Other assets less liabilities—(2.1%)				(45,304,859)

NET ASSETS—100.0%				$2,158,585,025

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—96.9%
Aerospace & Defense—2.3%
Boeing Co. (The)		35,300	$3,030,505
Honeywell International, Inc.		38,200	2,878,370
Precision Castparts Corp.		30,700	5,821,334
Spirit Aerosystems Holdings, Inc., Class A	*	471,000	8,944,290
United Technologies Corp.		117,000	10,931,310

			31,605,809

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.		340,550	12,161,041
FedEx Corp.		36,700	3,603,940

			15,764,981

Airlines—0.1%
United Continental Holdings, Inc.	*	56,500	1,808,565

Auto Components—0.5%
Goodyear Tire & Rubber Co. (The)	*	489,100	6,167,551

Automobiles—0.5%
General Motors Co.	*	182,300	5,071,586
Harley-Davidson, Inc.		40,500	2,158,650

			7,230,236

Beverages—0.1%
Anheuser-Busch InBev NV ADR (Belgium)		2,800	278,740
Coca-Cola Co. (The)		4,800	194,112
Monster Beverage Corp.	*	10,000	477,400

			950,252

Biotechnology—2.7%
Alexion Pharmaceuticals, Inc.	*	28,600	2,635,204
Amgen, Inc.		83,900	8,600,589
Biogen Idec, Inc.	*	31,700	6,115,247
Celgene Corp.	*	46,700	5,412,997
Gilead Sciences, Inc.	*	159,400	7,799,442
Onyx Pharmaceuticals, Inc.	*	400	35,544
Regeneron Pharmaceuticals, Inc.	*	9,400	1,658,160
Vertex Pharmaceuticals, Inc.	*	93,300	5,129,634

			37,386,817

Capital Markets—5.5%
Ameriprise Financial, Inc.		10,000	736,500
Bank of New York Mellon Corp. (The)		945,700	26,470,143
BlackRock, Inc.		35,900	9,221,992
Credit Suisse Group AG ADR (Switzerland)		291,200	7,629,440
Franklin Resources, Inc.		41,400	6,243,534
Goldman Sachs Group, Inc. (The)		53,200	7,828,380
Invesco Ltd.		413,800	11,983,648
Morgan Stanley		48,300	1,061,634
Northern Trust Corp.		22,400	1,222,144
State Street Corp.		39,400	2,328,146
TD Ameritrade Holding Corp.		47,400	977,388

			75,702,949

Chemicals—3.1%
Dow Chemical Co. (The)		235,300	7,491,952
Ecolab, Inc.		36,100	2,894,498
Monsanto Co.		138,050	14,582,221
Mosaic Co. (The)		138,100	8,232,141
Praxair, Inc.		45,000	5,019,300

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sherwin-Williams Co. (The)		27,900	$4,712,031

			42,932,143

Commercial Banks—3.9%
BB&T Corp.		208,800	6,554,232
Comerica, Inc.		456,150	16,398,593
PNC Financial Services Group, Inc.		180,100	11,976,650
U.S. Bancorp		39,800	1,350,414
Wells Fargo & Co.		457,700	16,930,323

			53,210,212

Commercial Services & Supplies—1.0%
Cintas Corp.		297,000	13,106,610

Communications Equipment—1.8%
Cisco Systems, Inc.		754,700	15,780,777
F5 Networks, Inc.	*	100	8,908
Juniper Networks, Inc.	*	47,500	880,650
QUALCOMM, Inc.		111,700	7,478,315

			24,148,650

Computers & Peripherals—2.2%
Apple, Inc.		24,800	10,977,224
EMC Corp.	*	544,800	13,015,272
Hewlett-Packard Co.		290,600	6,927,904

			30,920,400

Consumer Finance—1.4%
American Express Co.		283,300	19,111,418

Diversified Financial Services—4.0%
Citigroup, Inc.		454,200	20,093,808
IntercontinentalExchange, Inc.	*†	50,400	8,218,728
JPMorgan Chase & Co.		553,608	26,274,236

			54,586,772

Diversified Telecommunication Services—0.8%
AT&T, Inc.		286,906	10,526,581

Electric Utilities—0.9%
Edison International		109,300	5,499,976
Entergy Corp.		77,800	4,920,072
PPL Corp.		78,600	2,460,966

			12,881,014

Electrical Equipment—0.8%
Eaton Corp. plc (Ireland)		150,500	9,218,125
Roper Industries, Inc.		16,200	2,062,422

			11,280,547

Electronic Equipment, Instruments & Components—1.5%
Amphenol Corp., Class A		3,600	268,740
TE Connectivity Ltd. (Switzerland)		501,425	21,024,750

			21,293,490

Energy Equipment & Services—2.5%
Cameron International Corp.	*	28,500	1,858,200
FMC Technologies, Inc.	*	9,800	533,022
Halliburton Co.		200,400	8,098,164
Noble Corp. (Switzerland)		152,000	5,798,800
Schlumberger Ltd.		242,975	18,196,398

			34,484,584

Food & Staples Retailing—3.0%
Costco Wholesale Corp.		9,000	954,990
CVS Caremark Corp.		29,500	1,622,205

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kroger Co. (The)		10,600	$351,284
Sysco Corp.	†	536,325	18,862,550
Wal-Mart Stores, Inc.		227,400	17,016,342
Whole Foods Market, Inc.		26,400	2,290,200

			41,097,571

Food Products—2.7%
Danone SA ADR (France)		969,625	13,603,839
General Mills, Inc.		163,300	8,052,323
Green Mountain Coffee Roasters, Inc.	*†	23,200	1,316,832
Nestle SA (Switzerland)		1,492	107,983
Nestle SA ADR (Switzerland)		200,200	14,508,494

			37,589,471

Health Care Equipment & Supplies—2.8%
Baxter International, Inc.		112,500	8,172,000
Becton Dickinson and Co.		1,400	133,854
Covidien plc (Ireland)		421,625	28,603,040
Edwards Lifesciences Corp.	*	11,700	961,272
Stryker Corp.		17,900	1,167,796

			39,037,962

Health Care Providers & Services—1.7%
AmerisourceBergen Corp.		282,150	14,516,617
Express Scripts Holding Co.	*	42,000	2,421,300
Henry Schein, Inc.	*	1,400	129,570
McKesson Corp.		52,300	5,646,308
UnitedHealth Group, Inc.		23,700	1,355,877

			24,069,672

Health Care Technology—0.0%
Cerner Corp.	*	5,700	540,075

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.		68,900	2,363,270
Chipotle Mexican Grill, Inc.	*	6,900	2,248,503
Las Vegas Sands Corp.		81,200	4,575,620
Marriott International, Inc., Class A		36,671	1,548,616
McDonald’s Corp.		300	29,907
Starbucks Corp.		107,200	6,106,112
Starwood Hotels & Resorts Worldwide, Inc.		59,200	3,772,816
Tim Hortons, Inc. (Canada)		2,200	119,504
Yum! Brands, Inc.		7,100	510,774

			21,275,122

Household Durables—0.6%
Lennar Corp., Class A		2,500	103,700
Newell Rubbermaid, Inc.		307,400	8,023,140

			8,126,840

Household Products—1.0%
Kimberly-Clark Corp.		123,550	12,105,429
Procter & Gamble Co. (The)		17,100	1,317,726

			13,423,155

Industrial Conglomerates—4.6%
3M Co.		260,450	27,688,440
Danaher Corp.		166,600	10,354,190
General Electric Co.		668,200	15,448,784
Koninklijke Philips Electronics NV NYRS (Netherlands)		344,400	10,177,020

			63,668,434

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Insurance—4.3%
ACE Ltd. (Switzerland)		82,200	$7,313,334
Berkshire Hathaway, Inc., Class B	*	247,300	25,768,660
Marsh & McLennan Cos., Inc.		256,100	9,724,117
Principal Financial Group, Inc.		180,600	6,145,818
Willis Group Holdings plc (United Kingdom)		249,050	9,834,984

			58,786,913

Internet & Catalog Retail—1.8%
Amazon.com, Inc.	*	54,800	14,603,652
Expedia, Inc.		7,600	456,076
Liberty Interactive Corp., Series A	*	17,400	372,012
priceline.com, Inc.	*	13,100	9,011,883

			24,443,623

Internet Software & Services—2.9%
Akamai Technologies, Inc.	*	3,400	119,986
Baidu, Inc. ADR (China)	*	20,500	1,797,850
eBay, Inc.	*	123,700	6,707,014
Facebook, Inc., Class A	*	100,800	2,578,464
Google, Inc., Class A	*	29,500	23,423,885
LinkedIn Corp., Class A	*	13,000	2,288,780
Tencent Holdings Ltd. (China)		77,300	2,472,411

			39,388,390

IT Services—4.1%
Accenture plc, Class A (Ireland)		293,100	22,266,807
Alliance Data Systems Corp.	*	9,500	1,537,955
Automatic Data Processing, Inc.		212,850	13,839,507
Cognizant Technology Solutions Corp., Class A	*	20,000	1,532,200
Fiserv, Inc.	*	16,300	1,431,629
Mastercard, Inc., Class A		18,900	10,227,357
Visa, Inc., Class A		30,900	5,248,056

			56,083,511

Life Sciences Tools & Services—0.2%
Thermo Fisher Scientific, Inc.		40,800	3,120,792

Machinery—3.9%
Flowserve Corp.		100	16,771
Illinois Tool Works, Inc.		291,625	17,771,627
Ingersoll-Rand plc (Ireland)		350,075	19,257,626
PACCAR, Inc.		210,050	10,620,128
Stanley Black & Decker, Inc.		70,400	5,700,288

			53,366,440

Media—4.6%
CBS Corp., Class B		135,500	6,326,495
Discovery Communications, Inc., Class C	*	60,850	4,231,509
Omnicom Group, Inc.		340,150	20,034,835
Thomson Reuters Corp.		230,700	7,493,136
Time Warner Cable, Inc.		61,900	5,946,114
Time Warner, Inc.		286,100	16,485,082
Walt Disney Co. (The)		39,500	2,243,600

			62,760,771

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		92,400	2,716,560
Steel Dynamics, Inc.		375,700	5,962,359

			8,678,919

Multiline Retail—1.4%
Dollar General Corp.	*	141,700	7,167,186
Dollar Tree, Inc.	*	17,900	866,897

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kohl’s Corp.		121,100	$5,586,343
Nordstrom, Inc.		111,900	6,180,237

			19,800,663

Oil, Gas & Consumable Fuels—5.7%
Anadarko Petroleum Corp.		81,000	7,083,450
Cabot Oil & Gas Corp.		2,700	182,547
Chevron Corp.		149,600	17,775,472
Concho Resources, Inc.	*	4,600	448,178
Devon Energy Corp.		297,475	16,783,539
EOG Resources, Inc.		19,300	2,471,751
EQT Corp.		22,700	1,537,925
Marathon Oil Corp.		240,500	8,109,660
Occidental Petroleum Corp.		68,300	5,352,671
Petroleo Brasileiro SA ADR (Brazil)		324,000	5,368,680
Phillips 66		30,000	2,099,100
Pioneer Natural Resources Co.		21,200	2,634,100
Range Resources Corp.		25,400	2,058,416
Southwestern Energy Co.	*	197,700	7,366,302

			79,271,791

Paper & Forest Products—0.7%
International Paper Co.		219,200	10,210,336

Personal Products—0.0%
Estee Lauder Cos., Inc. (The), Class A		1,600	102,448

Pharmaceuticals—3.2%
Allergan, Inc.		29,000	3,237,270
GlaxoSmithKline plc ADR (United Kingdom)		304,500	14,284,095
Merck & Co., Inc.		217,740	9,630,640
Perrigo Co.		3,100	368,063
Roche Holding AG ADR (Switzerland)	†	145,800	8,543,880
Teva Pharmaceutical Industries Ltd. ADR (Israel)		180,400	7,158,272
Valeant Pharmaceuticals International, Inc. (Canada)	*	10,700	802,714
Zoetis, Inc.	*	3,300	110,220

			44,135,154

Professional Services—0.1%
IHS, Inc., Class A	*	13,100	1,371,832
Verisk Analytics, Inc., Class A	*	2,500	154,075

			1,525,907

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		94,300	7,253,556

Road & Rail—0.7%
J.B. Hunt Transport Services, Inc.		8,300	618,184
Kansas City Southern		26,500	2,938,850
Union Pacific Corp.		45,200	6,436,932

			9,993,966

Semiconductors & Semiconductor Equipment—1.4%
Broadcom Corp., Class A		102,400	3,550,208
Intel Corp.		402,700	8,798,995
Xilinx, Inc.		187,200	7,145,424

			19,494,627

Software—2.1%
Autodesk, Inc.	*	31,200	1,286,688
Citrix Systems, Inc.	*	4,900	353,584

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Intuit, Inc.		12,800	$840,320
Microsoft Corp.		695,650	19,902,547
Red Hat, Inc.	*	39,700	2,007,232
Salesforce.com, Inc.	*	22,100	3,952,143

			28,342,514

Specialty Retail—1.8%
AutoZone, Inc.	*	21,200	8,411,524
Home Depot, Inc. (The)		40,300	2,812,134
L Brands, Inc.		40,700	1,817,662
Lowe’s Cos., Inc.		198,300	7,519,536
O’Reilly Automotive, Inc.	*	25,700	2,635,535
Ross Stores, Inc.		16,700	1,012,354
Tiffany & Co.		2,000	139,080

			24,347,825

Textiles, Apparel & Luxury Goods—0.9%
Fossil, Inc.	*	30,900	2,984,940
Lululemon Athletica, Inc. (Canada)	*†	10,300	642,205
Michael Kors Holdings Ltd. (Hong Kong)	*	22,000	1,249,380
NIKE, Inc., Class B		33,600	1,982,736
PVH Corp.		24,800	2,648,888
Ralph Lauren Corp.		19,200	3,250,752

			12,758,901

Tobacco—0.6%
Imperial Tobacco Group plc ADR (United Kingdom)		109,900	7,693,000

Trading Companies & Distributors—0.3%
Fastenal Co.		64,300	3,301,805
W.W. Grainger, Inc.		4,700	1,057,406

			4,359,211

Wireless Telecommunication Services—0.5%
Vodafone Group plc ADR (United Kingdom)		246,100	6,991,701

TOTAL COMMON STOCKS (Cost $1,016,280,071)			1,336,838,842

MONEY MARKET FUNDS—3.8%
Institutional Money Market Funds—3.8%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	2,400,000	2,400,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥40,803,720	40,803,720
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	1,081,537	1,081,537
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	1,450,000	1,450,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	2,400,000	2,400,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	2,400,000	$2,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	2,400,000	2,400,000

TOTAL MONEY MARKET FUNDS (Cost $52,935,257)			52,935,257

TOTAL INVESTMENTS—100.7% (Cost $1,069,215,328)			1,389,774,099
Other assets less liabilities—(0.7%)			(9,751,056)

NET ASSETS—100.0%			$1,380,023,043

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—97.5%
Aerospace & Defense—1.9%
Honeywell International, Inc.		108,818	$8,199,437
Precision Castparts Corp.		81,426	15,439,998
United Technologies Corp.		157,740	14,737,648

			38,377,083

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc.		72,749	4,325,656
FedEx Corp.		68,000	6,677,600

			11,003,256

Airlines—0.3%
Delta Air Lines, Inc.	*	326,200	5,385,562

Beverages—0.6%
Coca-Cola Co. (The)		296,795	12,002,390

Biotechnology—5.5%
Alexion Pharmaceuticals, Inc.	*	118,000	10,872,520
Biogen Idec, Inc.	*	150,779	29,086,777
Celgene Corp.	*	299,030	34,660,568
Gilead Sciences, Inc.	*	519,468	25,417,569
Regeneron Pharmaceuticals, Inc.	*	13,108	2,312,251
Vertex Pharmaceuticals, Inc.	*	162,900	8,956,242

			111,305,927

Building Products—0.3%
Masco Corp.		318,400	6,447,600

Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	105,600	16,216,992
Goldman Sachs Group, Inc. (The)		56,190	8,268,358
State Street Corp.		133,220	7,871,970
T. Rowe Price Group, Inc.		67,499	5,053,650

			37,410,970

Chemicals—5.1%
Ecolab, Inc.		160,002	12,828,960
FMC Corp.		73,780	4,207,673
LyondellBasell Industries NV, Class A (Netherlands)		109,500	6,930,255
Monsanto Co.		590,758	62,401,768
PPG Industries, Inc.		78,723	10,544,159
Sherwin-Williams Co. (The)		32,000	5,404,480

			102,317,295

Commercial Banks—0.4%
Wells Fargo & Co.		242,153	8,957,239

Communications Equipment—3.6%
Cisco Systems, Inc.		351,670	7,353,420
Juniper Networks, Inc.	*	295,646	5,481,277
QUALCOMM, Inc.		881,771	59,034,568

			71,869,265

Computers & Peripherals—6.4%
Apple, Inc.		216,138	95,669,163
EMC Corp.	*	1,153,243	27,550,975
SanDisk Corp.	*	114,700	6,308,500

			129,528,638

Consumer Finance—1.3%
American Express Co.		88,975	6,002,253
Discover Financial Services		362,663	16,261,809
SLM Corp.		185,400	3,796,992

			26,061,054

Diversified Financial Services—1.4%
Citigroup, Inc.		254,510	11,259,522
IntercontinentalExchange, Inc.	*†	50,585	8,248,896

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
JPMorgan Chase & Co.		187,400	$8,894,004

			28,402,422

Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.		133,110	6,542,357

Energy Equipment & Services—4.0%
Cameron International Corp.	*	379,857	24,766,676
Halliburton Co.		353,930	14,302,311
National Oilwell Varco, Inc.		202,450	14,323,338
Schlumberger Ltd.		351,677	26,337,091

			79,729,416

Food & Staples Retailing—1.9%
Costco Wholesale Corp.		182,338	19,347,885
CVS Caremark Corp.		231,314	12,719,957
Whole Foods Market, Inc.		70,700	6,133,225

			38,201,067

Food Products—1.8%
Hershey Co. (The)		144,740	12,669,092
Kraft Foods Group, Inc.		180,076	9,279,317
Mondelez International, Inc., Class A		487,610	14,925,742

			36,874,151

Health Care Equipment & Supplies—1.1%
Cooper Cos., Inc. (The)		103,330	11,147,240
Edwards Lifesciences Corp.	*	70,117	5,760,813
Varian Medical Systems, Inc.	*	63,235	4,552,920

			21,460,973

Health Care Providers & Services—2.0%
Cardinal Health, Inc.		251,120	10,451,614
Catamaran Corp.	*	192,500	10,208,275
DaVita HealthCare Partners, Inc.	*	25,193	2,987,638
Express Scripts Holding Co.	*	186,334	10,742,155
UnitedHealth Group, Inc.		93,633	5,356,744

			39,746,426

Health Care Technology—1.0%
Cerner Corp.	*	220,925	20,932,644

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc.	*	35,200	11,470,624
Las Vegas Sands Corp.		266,970	15,043,759
McDonald’s Corp.		86,075	8,580,817
Starbucks Corp.		764,582	43,550,591

			78,645,791

Household Durables—0.3%
Whirlpool Corp.		56,185	6,655,675

Household Products—0.5%
Procter & Gamble Co. (The)		136,300	10,503,278

Industrial Conglomerates—2.0%
Danaher Corp.		329,081	20,452,384
General Electric Co.		841,610	19,458,023

			39,910,407

Insurance—0.6%
American International Group, Inc.	*	231,110	8,971,690
Marsh & McLennan Cos., Inc.		99,711	3,786,027

			12,757,717

Internet & Catalog Retail—3.5%
Amazon.com, Inc.	*	152,643	40,677,833
priceline.com, Inc.	*	42,849	29,477,113

			70,154,946

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Internet Software & Services—6.3%
AOL, Inc.	*	65,700	$2,528,793
eBay, Inc.	*	664,468	36,027,455
Facebook, Inc., Class A	*	275,787	7,054,632
Google, Inc., Class A	*	80,580	63,982,937
LinkedIn Corp., Class A	*	99,107	17,448,778

			127,042,595

IT Services—6.2%
Accenture plc, Class A (Ireland)		138,700	10,537,039
Cognizant Technology Solutions Corp., Class A	*	365,365	27,990,613
International Business Machines Corp.		21,575	4,601,947
Mastercard, Inc., Class A		28,113	15,212,788
Teradata Corp.	*	195,000	11,409,450
Visa, Inc., Class A		320,023	54,352,706

			124,104,543

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.		185,610	14,197,309

Machinery—3.0%
Caterpillar, Inc.		199,500	17,350,515
Cummins, Inc.		169,731	19,656,547
Deere & Co.		59,934	5,153,125
PACCAR, Inc.		124,140	6,276,519
Stanley Black & Decker, Inc.		146,410	11,854,818

			60,291,524

Media—3.1%
Comcast Corp., Class A		651,528	27,370,691
Sirius XM Radio, Inc.	†	1,646,500	5,071,220
Viacom, Inc., Class B		152,390	9,382,652
Walt Disney Co. (The)		375,357	21,320,278

			63,144,841

Oil, Gas & Consumable Fuels—3.4%
Cabot Oil & Gas Corp.		105,817	7,154,287
Noble Energy, Inc.		110,434	12,772,796
Occidental Petroleum Corp.		126,685	9,928,303
Pioneer Natural Resources Co.		58,699	7,293,351
Suncor Energy, Inc. (Canada)		470,160	14,109,502
Valero Energy Corp.		354,040	16,105,280

			67,363,519

Paper & Forest Products—0.4%
International Paper Co.		162,830	7,584,621

Personal Products—0.5%
Avon Products, Inc.		142,500	2,954,025
Estee Lauder Cos., Inc. (The), Class A		100,891	6,460,051

			9,414,076

Pharmaceuticals—5.1%
Actavis, Inc.	*	123,340	11,360,848
Allergan, Inc.		216,984	24,221,924
Bristol-Myers Squibb Co.		320,510	13,201,807
Merck & Co., Inc.		300,040	13,270,769
Perrigo Co.		48,889	5,804,591
Pfizer, Inc.		572,900	16,533,894
Valeant Pharmaceuticals International, Inc. (Canada)	*	132,918	9,971,508

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Warner Chilcott plc, Class A (Ireland)		409,497	$5,548,684
Zoetis, Inc.	*	60,625	2,024,875

			101,938,900

Professional Services—0.1%
Nielsen Holdings NV		69,290	2,481,968

Road & Rail—3.1%
Canadian Pacific Railway Ltd. (Canada)	†	147,305	19,218,883
Hertz Global Holdings, Inc.	*	482,864	10,748,553
J.B. Hunt Transport Services, Inc.		150,100	11,179,448
Union Pacific Corp.		152,405	21,703,996

			62,850,880

Semiconductors & Semiconductor Equipment—1.6%
Avago Technologies Ltd. (Singapore)		140,800	5,057,536
Broadcom Corp., Class A		506,529	17,561,361
Cree, Inc.	*	48,200	2,637,022
Texas Instruments, Inc.		205,180	7,279,786

			32,535,705

Software—4.6%
Check Point Software Technologies Ltd. (Israel)	*	139,405	6,550,641
Citrix Systems, Inc.	*	391,200	28,228,992
Informatica Corp.	*	70,164	2,418,553
Intuit, Inc.		93,952	6,167,949
Microsoft Corp.		682,547	19,527,669
Oracle Corp.		362,770	11,731,982
Salesforce.com, Inc.	*	99,290	17,756,031

			92,381,817

Specialty Retail—3.0%
Bed Bath & Beyond, Inc.	*	45,616	2,938,583
Home Depot, Inc. (The)		293,620	20,488,803
Lowe’s Cos., Inc.		392,752	14,893,156
Ross Stores, Inc.		49,964	3,028,818
Tractor Supply Co.		134,400	13,995,072
Urban Outfitters, Inc.	*	117,000	4,532,580

			59,877,012

Textiles, Apparel & Luxury Goods—2.9%
Coach, Inc.		139,166	6,956,908
Lululemon Athletica, Inc. (Canada)	*†	151,000	9,414,850
Michael Kors Holdings Ltd. (Hong Kong)	*	317,325	18,020,887
NIKE, Inc., Class B		408,107	24,082,394

			58,475,039

Tobacco—0.5%
Philip Morris International, Inc.		104,777	9,713,876

Trading Companies & Distributors—0.8%
Fastenal Co.		312,870	16,065,874

TOTAL COMMON STOCKS (Cost $1,595,470,205)			1,960,647,648

MONEY MARKET FUNDS—4.6%
Institutional Money Market Funds—4.6%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	6,400,000	6,400,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥51,158,696	$51,158,696
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	8,322,170	8,322,170
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	7,400,000	7,400,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	6,400,000	6,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	6,400,000	6,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	6,400,000	6,400,000

TOTAL MONEY MARKET FUNDS (Cost $92,480,866)			92,480,866

TOTAL INVESTMENTS—102.1% (Cost $1,687,951,071)			2,053,128,514
Other assets less liabilities—(2.1%)			(43,199,638)

NET ASSETS—100.0%			$2,009,928,876

Legend to the Schedule of Investments:

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—95.9%
Aerospace & Defense—3.5%
Huntington Ingalls Industries, Inc.		47,200	$2,517,176
L-3 Communications Holdings, Inc.		21,800	1,764,056
Northrop Grumman Corp.		17,900	1,255,685
Rockwell Collins, Inc.		30,100	1,899,912
Spirit Aerosystems Holdings, Inc., Class A	*	40,500	769,095
TransDigm Group, Inc.		24,719	3,780,029
Triumph Group, Inc.		20,450	1,605,325

			13,591,278

Airlines—0.4%
Delta Air Lines, Inc.	*	105,050	1,734,376

Auto Components—0.4%
Magna International, Inc. (Canada)		25,825	1,515,928

Beverages—0.2%
Coca-Cola Enterprises, Inc.		17,000	627,640

Capital Markets—1.2%
Evercore Partners, Inc., Class A		30,525	1,269,840
Northern Trust Corp.		26,300	1,434,928
Raymond James Financial, Inc.		44,300	2,042,230

			4,746,998

Chemicals—0.6%
Axiall Corp.		21,425	1,331,778
Huntsman Corp.		54,700	1,016,873

			2,348,651

Commercial Banks—4.3%
City National Corp./California		41,111	2,421,849
Fifth Third Bancorp		136,250	2,222,237
First Niagara Financial Group, Inc.		109,300	968,398
KeyCorp		129,700	1,291,812
M&T Bank Corp.	†	24,300	2,506,788
Regions Financial Corp.		397,625	3,256,549
SunTrust Banks, Inc.		43,175	1,243,872
TCF Financial Corp.		169,602	2,537,246

			16,448,751

Commercial Services & Supplies—1.3%
Avery Dennison Corp.		25,750	1,109,053
Republic Services, Inc.		43,500	1,435,500
Steelcase, Inc., Class A		164,400	2,421,612

			4,966,165

Communications Equipment—0.4%
Comtech Telecommunications Corp.		56,494	1,371,674

Computers & Peripherals—0.4%
Lexmark International, Inc., Class A	†	57,300	1,512,720

Construction & Engineering—2.2%
EMCOR Group, Inc.		29,925	1,268,521
Jacobs Engineering Group, Inc.	*	58,000	3,261,920
URS Corp.		80,900	3,835,469

			8,365,910

Consumer Finance—0.4%
Discover Financial Services		30,425	1,364,257

Containers & Packaging—2.3%
Bemis Co., Inc.		129,150	5,212,494
Sonoco Products Co.		107,617	3,765,519

			8,978,013

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Consumer Services—0.9%
H&R Block, Inc.		120,800	$3,553,936

Diversified Financial Services—1.1%
NYSE Euronext		75,200	2,905,728
PHH Corp.	*†	63,200	1,387,872

			4,293,600

Electric Utilities—2.4%
Cleco Corp.		47,900	2,252,737
Great Plains Energy, Inc.		103,200	2,393,208
OGE Energy Corp.		11,000	769,780
Pinnacle West Capital Corp.		64,200	3,716,538

			9,132,263

Electrical Equipment—1.0%
Eaton Corp. plc (Ireland)		23,950	1,466,937
Hubbell, Inc., Class B		22,900	2,223,819

			3,690,756

Electronic Equipment, Instruments & Components—3.5%
Arrow Electronics, Inc.	*	69,900	2,839,338
Avnet, Inc.	*	142,650	5,163,930
FLIR Systems, Inc.		104,800	2,725,848
Ingram Micro, Inc., Class A	*	135,300	2,662,704

			13,391,820

Energy Equipment & Services—2.8%
Ensco plc, Class A (United Kingdom)		41,557	2,493,420
McDermott International, Inc.	*	151,000	1,659,490
Patterson-UTI Energy, Inc.		196,175	4,676,812
SEACOR Holdings, Inc.	†	26,000	1,915,680

			10,745,402

Food & Staples Retailing—2.1%
Harris Teeter Supermarkets, Inc.		45,765	1,954,623
Kroger Co. (The)		148,875	4,933,718
Sysco Corp.		32,900	1,157,093

			8,045,434

Food Products—1.4%
Hillshire Brands Co.		36,570	1,285,436
Ingredion, Inc.		13,000	940,160
J.M. Smucker Co. (The)		12,325	1,222,147
Tyson Foods, Inc., Class A		80,325	1,993,666

			5,441,409

Gas Utilities—0.3%
UGI Corp.		33,500	1,286,065

Health Care Equipment & Supplies—1.9%
Becton Dickinson and Co.		35,800	3,422,838
Boston Scientific Corp.	*	139,175	1,086,957
CareFusion Corp.	*	36,875	1,290,256
Sirona Dental Systems, Inc.	*	20,650	1,522,524

			7,322,575

Health Care Providers & Services—2.0%
Cigna Corp.		50,800	3,168,396
HCA Holdings, Inc.		64,800	2,632,824
Omnicare, Inc.		43,000	1,750,960

			7,552,180

Hotels, Restaurants & Leisure—2.0%
Darden Restaurants, Inc.		76,500	3,953,520
Wyndham Worldwide Corp.		59,600	3,843,008

			7,796,528

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Household Durables—1.5%
MDC Holdings, Inc.		11,075	$405,899
Mohawk Industries, Inc.	*	8,900	1,006,768
Newell Rubbermaid, Inc.		92,700	2,419,470
Ryland Group, Inc. (The)	†	22,800	948,936
Whirlpool Corp.		8,165	967,226

			5,748,299

Independent Power Producers & Energy Traders—1.0%
AES Corp. (The)		101,850	1,280,255
NRG Energy, Inc.		98,400	2,606,616

			3,886,871

Industrial Conglomerates—0.9%
Carlisle Cos., Inc.		53,600	3,633,544

Insurance—12.3%
Alleghany Corp.	*	8,310	3,290,095
Allied World Assurance Co. Holdings AG (Switzerland)		16,100	1,492,792
Allstate Corp. (The)		189,275	9,287,724
Aon plc (United Kingdom)		32,449	1,995,613
Arch Capital Group Ltd. (Bermuda)	*	50,500	2,654,785
Endurance Specialty Holdings Ltd. (Bermuda)		53,200	2,543,492
Fidelity National Financial, Inc., Class A		92,025	2,321,791
HCC Insurance Holdings, Inc.		91,050	3,826,832
Lincoln National Corp.		273,737	8,926,564
Loews Corp.		46,500	2,049,255
Progressive Corp. (The)		127,400	3,219,398
Torchmark Corp.		30,900	1,847,820
Unum Group		38,300	1,081,975
Validus Holdings Ltd. (Bermuda)		73,950	2,763,511

			47,301,647

Internet & Catalog Retail—0.3%
Liberty Interactive Corp., Series A	*	48,900	1,045,482

Internet Software & Services—0.7%
Open Text Corp. (Canada)	*†	32,000	1,888,960
ValueClick, Inc.	*	30,875	912,356

			2,801,316

IT Services—4.3%
Broadridge Financial Solutions, Inc.		70,300	1,746,252
Computer Sciences Corp.		103,067	5,073,988
Convergys Corp.		145,700	2,481,271
CoreLogic, Inc.	*	32,850	849,501
Fidelity National Information Services, Inc.		50,900	2,016,658
SAIC, Inc.		142,400	1,929,520
Western Union Co. (The)		157,700	2,371,808

			16,468,998

Leisure Equipment & Products—2.1%
Brunswick Corp.		146,119	5,000,192
Mattel, Inc.		66,100	2,894,519

			7,894,711

Life Sciences Tools & Services—0.7%
Life Technologies Corp.	*	39,700	2,565,811

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Machinery—1.6%
AGCO Corp.		20,050	$1,045,006
Dover Corp.		33,700	2,456,056
Terex Corp.	*	47,200	1,624,624
Trinity Industries, Inc.		20,825	943,997

			6,069,683

Media—0.9%
Gannett Co., Inc.		65,025	1,422,097
Omnicom Group, Inc.		37,100	2,185,190

			3,607,287

Metals & Mining—1.0%
Kinross Gold Corp. (Canada)		225,800	1,790,594
Nucor Corp.		40,575	1,872,536

			3,663,130

Multiline Retail—0.7%
Nordstrom, Inc.		48,900	2,700,747

Multi-Utilities—2.0%
CMS Energy Corp.		79,525	2,221,928
NiSource, Inc.		57,325	1,681,916
PG&E Corp.		78,900	3,513,417
SCANA Corp.		7,800	399,048

			7,816,309

Office Electronics—0.2%
Xerox Corp.		95,500	821,300

Oil, Gas & Consumable Fuels—6.7%
Cimarex Energy Co.		42,000	3,168,480
Energen Corp.		63,100	3,281,831
Hess Corp.		53,050	3,798,911
HollyFrontier Corp.		23,025	1,184,636
Murphy Oil Corp.		60,700	3,868,411
Peabody Energy Corp.		77,375	1,636,481
QEP Resources, Inc.		79,300	2,524,912
SM Energy Co.		7,100	420,462
Southwestern Energy Co.	*	59,100	2,202,066
Valero Energy Corp.		27,625	1,256,661
Whiting Petroleum Corp.	*	44,925	2,283,987

			25,626,838

Paper & Forest Products—0.6%
International Paper Co.		51,025	2,376,745

Pharmaceuticals—0.3%
Jazz Pharmaceuticals plc (Ireland)	*	23,800	1,330,658

Professional Services—2.1%
Dun & Bradstreet Corp. (The)	†	26,500	2,216,725
Manpower, Inc.		34,500	1,956,840
Towers Watson & Co., Class A		58,975	4,088,147

			8,261,712

Real Estate Investment Trusts (REITs)—5.5%
Annaly Capital Management, Inc. REIT		75,000	1,191,750
BioMed Realty Trust, Inc. REIT		95,700	2,067,120
Brandywine Realty Trust REIT		181,500	2,695,275
Capstead Mortgage Corp. REIT		78,400	1,005,088
CBL & Associates Properties, Inc. REIT		94,925	2,240,230
Duke Realty Corp. REIT		299,732	5,089,449
EPR Properties REIT		24,400	1,270,020
Hatteras Financial Corp. REIT		62,800	1,722,604
Kilroy Realty Corp. REIT		48,400	2,536,160

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
MFA Financial, Inc. REIT		146,000	$1,360,720

			21,178,416

Real Estate Management & Development—0.4%
CBRE Group, Inc., Class A	*	63,600	1,605,900

Road & Rail—1.9%
Ryder System, Inc.		57,850	3,456,538
Werner Enterprises, Inc.		151,600	3,659,624

			7,116,162

Semiconductors & Semiconductor Equipment—4.1%
Analog Devices, Inc.		67,800	3,152,022
Applied Materials, Inc.		173,700	2,341,476
Broadcom Corp., Class A		25,925	898,820
KLA-Tencor Corp.		27,300	1,439,802
Lam Research Corp.	*	66,000	2,736,360
Micron Technology, Inc.	*	129,875	1,296,153
NXP Semiconductor NV (Netherlands)	*	68,375	2,069,027
Skyworks Solutions, Inc.	*	75,000	1,652,250

			15,585,910

Software—1.1%
Autodesk, Inc.	*	31,300	1,290,812
Symantec Corp.	*	64,875	1,601,115
Synopsys, Inc.	*	34,300	1,230,684

			4,122,611

Specialty Retail—1.9%
Abercrombie & Fitch Co., Class A		26,450	1,221,990
Bed Bath & Beyond, Inc.	*	34,800	2,241,816
Foot Locker, Inc.		36,800	1,260,032
GNC Holdings, Inc., Class A		46,850	1,840,268
Staples, Inc.		64,350	864,220

			7,428,326

Textiles, Apparel & Luxury Goods—1.6%
Coach, Inc.		42,900	2,144,571
V.F. Corp.		22,900	3,841,475

			5,986,046

Trading Companies & Distributors—0.5%
United Rentals, Inc.	*	36,675	2,016,025

Water Utilities—0.0%
American Water Works Co., Inc.		1,400	58,016

TOTAL COMMON STOCKS (Cost $284,267,592)			368,542,829

MONEY MARKET FUNDS—5.6%
Institutional Money Market Funds—5.6%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	750,000	750,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥16,096,793	16,096,792
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	831,143	831,143
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	750,000	750,000

Vantagepoint Select Value Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	1,000,000	$1,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	1,000,000	1,000,000

TOTAL MONEY MARKET FUNDS (Cost $21,427,935)			21,427,935

TOTAL INVESTMENTS—101.5% (Cost $305,695,527)			389,970,764
Other assets less liabilities—(1.5%)			(5,843,825)

NET ASSETS—100.0%			$384,126,939

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—2.0%
B/E Aerospace, Inc.	*	11,557	$696,772
L-3 Communications Holdings, Inc.		25,375	2,053,345
Rockwell Collins, Inc.		63,446	4,004,711
Spirit Aerosystems Holdings, Inc., Class A	*	37,231	707,017
Textron, Inc.		23,128	689,446
TransDigm Group, Inc.		57,874	8,850,092
Triumph Group, Inc.		60,924	4,782,534

			21,783,917

Air Freight & Logistics—1.1%
C.H. Robinson Worldwide, Inc.		11,522	685,098
Expeditors International of Washington, Inc.		19,159	684,168
FedEx Corp.		100,100	9,829,820

			11,199,086

Airlines—0.7%
Copa Holdings SA, Class A (Panama)		44,704	5,347,045
Delta Air Lines, Inc.	*	41,192	680,080
Southwest Airlines Co.		51,760	697,725
United Continental Holdings, Inc.	*	21,107	675,635

			7,400,485

Auto Components—1.0%
Allison Transmission Holdings, Inc.		29,742	714,105
BorgWarner, Inc.	*	93,666	7,244,129
Delphi Automotive plc (United Kingdom)		15,366	682,250
Gentex Corp.		32,444	649,204
Goodyear Tire & Rubber Co. (The)	*	53,452	674,030
Visteon Corp.	*	11,555	666,724

			10,630,442

Automobiles—0.5%
Harley-Davidson, Inc.		12,839	684,319
Tesla Motors, Inc.	*†	103,998	3,940,484
Thor Industries, Inc.		18,718	688,635

			5,313,438

Beverages—0.6%
Brown-Forman Corp., Class B		9,812	700,577
Coca-Cola Enterprises, Inc.		17,966	663,305
Constellation Brands, Inc., Class A	*	80,700	3,844,548
Dr. Pepper Snapple Group, Inc.		14,630	686,878
Monster Beverage Corp.	*	14,180	676,953

			6,572,261

Biotechnology—2.4%
Achillion Pharmaceuticals, Inc.	*	144,300	1,261,182
Alexion Pharmaceuticals, Inc.	*	7,291	671,793
Ariad Pharmaceuticals, Inc.	*	140,282	2,537,701
BioMarin Pharmaceutical, Inc.	*	67,068	4,175,654
Cepheid, Inc.	*	71,917	2,759,455
Cubist Pharmaceuticals, Inc.	*	66,562	3,116,433
Incyte Corp. Ltd.	*†	30,120	705,109
Medivation, Inc.	*	14,914	697,528
Myriad Genetics, Inc.	*	27,055	687,197
Onyx Pharmaceuticals, Inc.	*	52,565	4,670,926
Orexigen Therapeutics, Inc.	*†	201,100	1,256,875

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Regeneron Pharmaceuticals, Inc.	*	3,956	$697,838
Synageva BioPharma Corp.	*	13,100	719,452
United Therapeutics Corp.	*	11,206	682,109
Vertex Pharmaceuticals, Inc.	*	12,409	682,247

			25,321,499

Building Products—0.8%
Armstrong World Industries, Inc.	*	12,059	673,978
Fortune Brands Home & Security, Inc.	*	116,107	4,345,885
Lennox International, Inc.		10,772	683,914
Masco Corp.		33,358	675,499
Owens Corning, Inc.	*	56,400	2,223,852

			8,603,128

Capital Markets—2.0%
Affiliated Managers Group, Inc.	*	31,109	4,777,409
Bank of New York Mellon Corp. (The)		320,000	8,956,800
Carlyle Group LP (The)		94,900	2,870,725
Eaton Vance Corp.		16,510	690,613
Federated Investors, Inc., Class B	†	28,406	672,370
Lazard Ltd., Class A (Bermuda)		20,260	691,474
LPL Financial Holdings, Inc.		21,533	694,224
SEI Investments Co.		23,911	689,832
T. Rowe Price Group, Inc.		9,466	708,720
Waddell & Reed Financial, Inc., Class A		15,703	687,477

			21,439,644

Chemicals—2.3%
Airgas, Inc.		83,226	8,252,690
Albemarle Corp.		11,101	694,035
Celanese Corp., Series A		15,721	692,510
CF Industries Holdings, Inc.		3,515	669,151
Eastman Chemical Co.		9,914	692,691
Ecolab, Inc.		60,600	4,858,908
FMC Corp.		12,077	688,751
International Flavors & Fragrances, Inc.		9,141	700,840
Intrepid Potash, Inc.		35,929	674,028
NewMarket Corp.		2,649	689,694
PPG Industries, Inc.		5,155	690,461
Rockwood Holdings, Inc.		10,667	698,048
RPM International, Inc.		20,854	658,569
Scotts Miracle-Gro Co. (The),
Class A		15,728	680,079
Sherwin-Williams Co. (The)		4,034	681,302
Sigma-Aldrich Corp.		8,867	688,789
Valspar Corp.		11,006	685,123
W.R. Grace & Co.	*	9,090	704,566
Westlake Chemical Corp.	†	7,290	681,615

			24,781,850

Commercial Banks—0.2%
Signature Bank/New York	*	8,501	669,539
Texas Capital Bancshares, Inc.	*	28,900	1,169,005

			1,838,544

Commercial Services & Supplies—1.8%
Cintas Corp.		15,723	693,856
Clean Harbors, Inc.	*	168,883	9,810,414
Copart, Inc.	*	20,022	686,354
Covanta Holding Corp.		33,032	665,595
Iron Mountain, Inc.		19,710	715,670

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pitney Bowes, Inc.	†	45,760	$679,994
Rollins, Inc.		27,955	686,295
Stericycle, Inc.	*	38,906	4,131,039
Waste Connections, Inc.		18,228	655,843

			18,725,060

Communications Equipment—0.4%
Acme Packet, Inc.	*	23,330	681,703
EchoStar Corp., Class A	*	17,986	700,914
F5 Networks, Inc.	*	7,675	683,689
Harris Corp.		15,122	700,753
Palo Alto Networks, Inc.	*	12,060	682,596
Riverbed Technology, Inc.	*	45,848	683,594

			4,133,249

Computers & Peripherals—1.8%
Dell, Inc.		913,000	13,083,290
Diebold, Inc.		22,491	681,927
Fusion-io, Inc.	*†	41,689	682,449
NCR Corp.	*	24,160	665,850
NetApp, Inc.	*	20,264	692,218
Stratasys Ltd.	*	41,801	3,102,470
Western Digital Corp.		13,572	682,400

			19,590,604

Construction & Engineering—1.6%
ACS Actividades de Construccion y Servicios SA (Spain)		297,200	6,963,397
Chicago Bridge & Iron Co. NV
(Netherlands)		11,622	721,726
Fluor Corp.		10,537	698,920
Quanta Services, Inc.	*	131,400	3,755,412
URS Corp.		105,000	4,978,050

			17,117,505

Construction Materials—1.0%
Cemex SAB de CV ADR (Mexico)	*	531,900	6,494,499
Headwaters, Inc.	*	274,604	2,993,183
Martin Marietta Materials, Inc.		6,440	657,009
Vulcan Materials Co.		7,124	368,311

			10,513,002

Containers & Packaging—0.5%
AptarGroup, Inc.		12,032	690,035
Ball Corp.		14,449	687,484
Crown Holdings, Inc.	*	16,553	688,770
Owens-Illinois, Inc.	*	25,788	687,250
Packaging Corp. of America		15,851	711,234
Rock-Tenn Co., Class A		7,591	704,369
Silgan Holdings, Inc.		13,538	639,671

			4,808,813

Distributors—0.5%
Genuine Parts Co.		8,822	688,116
LKQ Corp.	*	31,754	690,967
Pool Corp.		79,800	3,830,400

			5,209,483

Diversified Consumer Services—0.3%
Apollo Group, Inc., Class A	*	39,279	683,062
H&R Block, Inc.		28,250	831,115
ITT Educational Services, Inc.	*†	48,725	671,430
Weight Watchers International, Inc.	†	16,263	684,835

			2,870,442

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Financial Services—2.2%
CBOE Holdings, Inc.		18,691	$690,445
IntercontinentalExchange, Inc.	*†	59,135	9,643,144
Leucadia National Corp.		32,913	902,804
McGraw-Hill Cos., Inc. (The)		75,122	3,912,354
Moody’s Corp.		13,034	694,973
MSCI, Inc.	*	19,632	666,114
NASDAQ OMX Group, Inc. (The)		196,900	6,359,870

			22,869,704

Diversified Telecommunication Services—1.4%
Level 3 Communications, Inc.	*†	435,101	8,828,199
tw telecom inc.	*	201,733	5,081,654
Windstream Corp.	†	85,493	679,670

			14,589,523

Electric Utilities—0.1%
ITC Holdings Corp.		7,977	712,027

Electrical Equipment—1.0%
AMETEK, Inc.		98,090	4,253,182
Babcock & Wilcox Co. (The)		23,967	680,903
Eaton Corp. plc (Ireland)		11,400	698,250
General Cable Corp.	*	18,929	693,369
Hubbell, Inc., Class B		7,007	680,450
Polypore International, Inc.	*†	16,920	679,846
Regal-Beloit Corp.		23,115	1,885,259
Rockwell Automation, Inc.		7,987	689,677
Roper Industries, Inc.		5,580	710,390

			10,971,326

Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp., Class A		9,528	711,265
Dolby Laboratories, Inc., Class A	†	19,814	664,958
FEI Co.		54,724	3,532,434
FLIR Systems, Inc.		27,382	712,206
IPG Photonics Corp.	†	67,320	4,470,721
Jabil Circuit, Inc.		37,218	687,789
National Instruments Corp.		21,255	696,101
Trimble Navigation Ltd.	*	104,416	3,128,304

			14,603,778

Energy Equipment & Services—1.1%
Atwood Oceanics, Inc.	*	13,136	690,165
Cameron International Corp.	*	81,232	5,296,326
CARBO Ceramics, Inc.	†	7,259	661,077
Dresser-Rand Group, Inc.	*	11,005	678,568
Era Group, Inc.	*	15,150	318,150
FMC Technologies, Inc.	*	12,608	685,749
Helmerich & Payne, Inc.		11,044	670,371
Oceaneering International, Inc.		10,299	683,957
Oil States International, Inc.	*	8,391	684,454
RPC, Inc.	†	43,497	659,850
SEACOR Holdings, Inc.		9,350	688,908

			11,717,575

Food & Staples Retailing—0.3%
Fresh Market, Inc. (The)	*	15,960	682,609
Kroger Co. (The)		20,680	685,335
Safeway, Inc.	†	25,936	683,414
Whole Foods Market, Inc.		7,783	675,175

			2,726,533

Food Products—2.3%
Annie’s, Inc.	*†	68,875	2,635,157

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Boulder Brands, Inc.	*†	118,249	$1,061,876
Campbell Soup Co.		15,206	689,744
Dean Foods Co.	*	37,493	679,748
Flowers Foods, Inc.		20,943	689,862
Green Mountain Coffee Roasters, Inc.	*†	12,234	694,402
H.J. Heinz Co.		9,477	684,903
Hershey Co. (The)		50,237	4,397,245
Hillshire Brands Co.		19,589	688,553
Hormel Foods Corp.		16,977	701,490
Ingredion, Inc.		9,447	683,207
McCormick & Co., Inc.		9,652	709,905
Mead Johnson Nutrition Co.		8,814	682,644
Mondelez International, Inc., Class A		298,300	9,130,963
WhiteWave Foods Co., Class A	*†	38,800	662,316

			24,792,015

Gas Utilities—0.1%
ONEOK, Inc.		14,351	684,112
Questar Corp.		28,419	691,434

			1,375,546

Health Care Equipment & Supplies—1.9%
Align Technology, Inc.	*†	69,112	2,315,943
Boston Scientific Corp.	*	354,500	2,768,645
C.R. Bard, Inc.		6,801	685,405
Cooper Cos., Inc. (The)		6,361	686,225
DENTSPLY International, Inc.		15,530	658,783
Edwards Lifesciences Corp.	*	8,382	688,665
HeartWare International, Inc.	*	15,000	1,326,450
IDEXX Laboratories, Inc.	*	7,384	682,208
ResMed, Inc.	†	14,745	683,578
Sirona Dental Systems, Inc.	*	50,043	3,689,670
St. Jude Medical, Inc.		17,015	688,087
Thoratec Corp.	*	69,946	2,622,975
Varian Medical Systems, Inc.	*	9,540	686,880
Wright Medical Group, Inc.	*	55,900	1,330,979
Zimmer Holdings, Inc.		9,392	706,466

			20,220,959

Health Care Providers & Services—3.4%
AmerisourceBergen Corp.		13,462	692,620
Catamaran Corp.	*	171,486	9,093,903
DaVita HealthCare Partners, Inc.	*	116,612	13,829,017
HCA Holdings, Inc.		16,872	685,509
Health Management Associates, Inc., Class A	*	294,100	3,785,067
Henry Schein, Inc.	*	7,583	701,807
Laboratory Corp. of America Holdings	*	7,672	692,014
Patterson Cos., Inc.		17,825	678,063
Quest Diagnostics, Inc.		12,102	683,158
Team Health Holdings, Inc.	*	98,860	3,596,527
Tenet Healthcare Corp.	*	16,840	801,247
Universal Health Services, Inc., Class B		10,622	678,427

			35,917,359

Health Care Technology—0.3%
athenahealth, Inc.	*†	27,923	2,709,648
Cerner Corp.	*	7,343	695,749

			3,405,397

Vantagepoint Aggressive Opportunities Fund
			Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—1.5%
Bally Technologies, Inc.		*	13,239	$688,031
Brinker International, Inc.			18,660	702,549
Chipotle Mexican Grill, Inc.		*	2,138	696,710
Choice Hotels International, Inc.	†		16,396	693,715
Darden Restaurants, Inc.			13,657	705,794
Dunkin’ Brands Group, Inc.			18,713	690,135
International Game Technology			41,394	683,001
Marriott International, Inc., Class A			15,671	661,786
Norwegian Cruise Line Holdings Ltd.		*	11,400	338,010
Panera Bread Co., Class A		*	21,462	3,546,381
Penn National Gaming, Inc.		*	12,453	677,817
Starwood Hotels & Resorts Worldwide, Inc.			10,938	697,079
Wyndham Worldwide Corp.			74,475	4,802,148
Wynn Resorts Ltd.			5,542	693,636

				16,276,792

Household Durables—0.5%
D.R. Horton, Inc.			27,964	679,525
Garmin Ltd. (Switzerland)	†		20,744	685,382
Jarden Corp.		*	33,884	1,451,929
NVR, Inc.		*	633	683,710
Tempur-Pedic International, Inc.		*	16,693	828,474
Tupperware Brands Corp.			8,357	683,101

				5,012,121

Household Products—0.5%
Church & Dwight Co., Inc.			65,298	4,220,210
Clorox Co. (The)			7,840	694,075

				4,914,285

Industrial Conglomerates—0.8%
Carlisle Cos., Inc.			10,450	708,406
Koninklijke Philips Electronics NV NYRS (Netherlands)			256,200	7,570,710

				8,279,116

Insurance—5.6%
Aflac, Inc.			44,400	2,309,688
Allied World Assurance Co.
Holdings AG (Switzerland)			7,432	689,095
Aon plc (United Kingdom)			138,269	8,503,544
Arch Capital Group Ltd. (Bermuda)		*	13,246	696,342
Arthur J. Gallagher & Co.			16,654	687,977
Assured Guaranty Ltd. (Bermuda)			184,800	3,808,728
Axis Capital Holdings Ltd. (Bermuda)			126,400	5,260,768
Brown & Brown, Inc.			21,430	686,617
Endurance Specialty Holdings Ltd. (Bermuda)			14,455	691,094
Erie Indemnity Co., Class A	†		9,144	690,646
Fairfax Financial Holdings Ltd. (Canada)			19,400	7,588,116
Hanover Insurance Group, Inc. (The)			14,105	700,736
Loews Corp.			221,400	9,757,098
RenaissanceRe Holdings Ltd. (Bermuda)			101,900	9,373,781
Travelers Cos., Inc. (The)			87,000	7,324,530

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Validus Holdings Ltd. (Bermuda)		17,766	$663,915

			59,432,675

Internet & Catalog Retail—0.8%
Expedia, Inc.		69,843	4,191,279
Groupon, Inc.	*†	109,785	671,884
HomeAway, Inc.	*	24,454	794,755
Liberty Interactive Corp., Series A	*	31,653	676,741
Liberty Ventures, Series A	*	9,133	690,272
Netflix, Inc.	*	5,173	979,818
TripAdvisor, Inc.	*	13,071	686,489

			8,691,238

Internet Software & Services—1.6%
Akamai Technologies, Inc.	*	19,428	685,614
Angie’s List, Inc.	*†	123,760	2,445,498
AOL, Inc.	*	17,442	671,342
CoStar Group, Inc.	*	30,854	3,377,279
Equinix, Inc.	*	3,079	666,018
ExactTarget, Inc.	*	133,200	3,099,564
IAC/InterActiveCorp		15,562	695,310
LinkedIn Corp., Class A	*	4,733	833,292
MercadoLibre, Inc. (Argentina)	†	23,268	2,246,758
Rackspace Hosting, Inc.	*	41,089	2,074,173
VeriSign, Inc.	*	14,531	687,026

			17,481,874

IT Services—6.0%
Alliance Data Systems Corp.	*†	87,911	14,231,912
Amdocs Ltd.		164,600	5,966,750
Broadridge Financial Solutions, Inc.		27,231	676,418
CoreLogic, Inc.	*	74,086	1,915,864
DST Systems, Inc.		9,639	686,972
Fiserv, Inc.	*	7,735	679,365
FleetCor Technologies, Inc.	*	46,156	3,538,781
Gartner, Inc.	*	117,856	6,412,545
Genpact Ltd.		37,979	690,838
Global Payments, Inc.		75,118	3,730,360
Jack Henry & Associates, Inc.		15,380	710,710
Lender Processing Services, Inc.		27,555	701,550
NeuStar, Inc., Class A	*	171,040	7,958,491
Paychex, Inc.		19,612	687,793
SAIC, Inc.		51,306	695,196
Teradata Corp.	*	55,332	3,237,475
Total System Services, Inc.		28,458	705,189
Vantiv, Inc., Class A	*	361,774	8,588,515
VeriFone Systems, Inc.	*	33,528	693,359
Western Union Co. (The)		45,903	690,381

			63,198,464

Leisure Equipment & Products—0.4%
Hasbro, Inc.	†	15,657	687,968
LeapFrog Enterprises, Inc.	*†	287,389	2,460,050
Mattel, Inc.		15,720	688,379
Polaris Industries, Inc.		7,414	685,721

			4,522,118

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.		16,261	682,474
Bruker Corp.	*	221,187	4,224,672
Charles River Laboratories International, Inc.	*	15,499	686,141
Covance, Inc.	*	9,221	685,305
Illumina, Inc.	*†	63,103	3,407,562

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Life Technologies Corp.	*	10,645	$687,986
Mettler-Toledo International, Inc.	*	3,213	685,076
Techne Corp.		10,072	683,385
Waters Corp.	*	7,017	658,966

			12,401,567

Machinery—3.7%
Chart Industries, Inc.	*	36,365	2,909,564
Colfax Corp.	*†	77,627	3,612,760
Donaldson Co., Inc.		18,669	675,631
Flowserve Corp.		3,946	661,784
Graco, Inc.		77,787	4,513,980
IDEX Corp.		13,159	702,954
Ingersoll-Rand plc (Ireland)		12,858	707,318
ITT Corp.		24,100	685,163
Joy Global, Inc.		11,341	675,016
Lincoln Electric Holdings, Inc.		12,592	682,234
Manitowoc Co., Inc. (The)		33,078	680,084
Nordson Corp.		62,298	4,108,553
PACCAR, Inc.		13,651	690,194
Pall Corp.		44,413	3,036,517
Parker Hannifin Corp.		7,238	662,856
Snap-on, Inc.		8,318	687,899
SPX Corp.		8,829	697,138
Timken Co.		12,210	690,842
Toro Co. (The)		14,445	665,048
Valmont Industries, Inc.		4,310	677,834
WABCO Holdings, Inc.	*	74,295	5,244,484
Wabtec Corp.		46,953	4,794,371
Xylem, Inc.		24,981	688,476

			39,150,700

Marine—0.1%
Kirby Corp.	*	9,031	693,581
Matson, Inc.		28,126	691,899

			1,385,480

Media—3.7%
AMC Networks, Inc., Class A	*	54,743	3,458,663
Cablevision Systems Corp., Class A		45,786	684,958
Charter Communications, Inc., Class A	*	6,515	678,733
Cinemark Holdings, Inc.		23,904	703,734
Clear Channel Outdoor Holdings, Inc., Class A	*	86,858	650,566
DIRECTV	*	163,600	9,261,396
Discovery Communications, Inc., Class A	*	8,695	684,644
Discovery Communications, Inc., Class C	*	114,400	7,955,376
DISH Network Corp., Class A		17,079	647,294
Interpublic Group of Cos., Inc. (The)		52,391	682,655
John Wiley & Sons, Inc., Class A		17,828	694,579
Lamar Advertising Co., Class A	*	14,195	690,019
Liberty Global, Inc., Series A	*†	9,439	692,822
Liberty Media Corp.	*	6,213	693,557
Madison Square Garden Co. (The), Class A	*	12,136	699,034
Morningstar, Inc.		9,888	691,369
National CineMedia, Inc.		127,000	2,004,060
Omnicom Group, Inc.		11,689	688,482
Pandora Media, Inc.	*†	57,873	819,482

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Regal Entertainment Group, Class A	†	41,016	$683,737
Scripps Networks Interactive, Inc., Class A		10,645	684,899
Sirius XM Radio, Inc.	†	221,734	682,941
Starz - Liberty Capital	*	31,313	693,583
Virgin Media, Inc.		77,787	3,809,229

			39,635,812

Metals & Mining—0.7%
Allied Nevada Gold Corp.	*†	40,067	659,503
Carpenter Technology Corp.		13,790	679,709
Compass Minerals International, Inc.		8,712	687,377
Molycorp, Inc.	*†	125,321	651,669
Reliance Steel & Aluminum Co.		44,400	3,159,948
Royal Gold, Inc.		9,612	682,740
Steel Dynamics, Inc.		42,662	677,046
Tahoe Resources, Inc.	*	40,208	707,259

			7,905,251

Multiline Retail—0.4%
Big Lots, Inc.	*	19,171	676,161
Dollar General Corp.	*	13,420	678,784
Dollar Tree, Inc.	*	14,253	690,273
Family Dollar Stores, Inc.		11,484	678,130
Kohl’s Corp.		14,322	660,674
Macy’s, Inc.		16,207	678,101
Nordstrom, Inc.		12,487	689,657

			4,751,780

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	14,681	691,916

Oil, Gas & Consumable Fuels—6.0%
Cabot Oil & Gas Corp.		48,317	3,266,712
Cheniere Energy, Inc.	*	29,096	814,688
Chesapeake Energy Corp.	†	607,200	12,392,952
Cobalt International Energy, Inc.	*	25,216	711,091
Concho Resources, Inc.	*	36,268	3,533,591
CONSOL Energy, Inc.		250,300	8,422,595
Continental Resources, Inc.	*	7,813	679,184
Denbury Resources, Inc.	*	208,100	3,881,065
Golar LNG Ltd. (Bermuda)	†	18,603	687,567
Gulfport Energy Corp.	*	46,122	2,113,771
Kosmos Energy Ltd. (Bermuda)	*	60,412	682,656
Laredo Petroleum Holdings, Inc.	*†	37,344	683,022
Murphy Oil Corp.		129,400	8,246,662
Noble Energy, Inc.		6,140	710,152
Oasis Petroleum, Inc.	*	51,800	1,972,026
PBF Energy, Inc.		9,100	338,247
PDC Energy, Inc.	*	54,513	2,702,209
Pioneer Natural Resources Co.		5,377	668,092
Range Resources Corp.		8,337	675,631
SM Energy Co.		11,834	700,810
Southwestern Energy Co.	*	113,365	4,223,980
Whiting Petroleum Corp.	*	93,235	4,740,067
World Fuel Services Corp.		17,230	684,376

			63,531,146

Personal Products—0.2%
Avon Products, Inc.		33,258	689,438
Herbalife Ltd. (Cayman Islands)	†	18,102	677,920

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nu Skin Enterprises, Inc., Class A	†	15,359	$678,868

			2,046,226

Pharmaceuticals—1.0%
Actavis, Inc.	*	7,521	692,759
Auxilium Pharmaceuticals, Inc.	*	97,300	1,681,344
Endo Health Solutions, Inc.	*	22,179	682,226
Mylan, Inc.	*	23,719	686,428
Perrigo Co.		5,913	702,050
Salix Pharmaceuticals Ltd.	*	81,259	4,158,836
Santarus, Inc.	*	66,100	1,145,513
Warner Chilcott plc, Class A (Ireland)		51,692	700,427
Zoetis, Inc.	*	10,500	350,700

			10,800,283

Professional Services—2.5%
Advisory Board Co. (The)	*	72,730	3,819,780
Dun & Bradstreet Corp. (The)	†	7,938	664,014
Equifax, Inc.		58,257	3,355,021
IHS, Inc., Class A	*	45,430	4,757,429
Nielsen Holdings NV		239,207	8,568,395
Robert Half International, Inc.		18,412	691,002
Verisk Analytics, Inc., Class A	*	79,292	4,886,766

			26,742,407

Real Estate Investment Trusts (REITs)—1.4%
American Campus Communities, Inc. REIT		15,058	682,730
Apartment Investment & Management Co., Class A REIT		22,557	691,598
Boston Properties, Inc. REIT		6,823	689,532
BRE Properties, Inc. REIT		14,126	687,654
Camden Property Trust REIT		9,387	644,699
Digital Realty Trust, Inc. REIT	†	10,173	680,675
Equity Lifestyle Properties, Inc. REIT		9,280	712,704
Essex Property Trust, Inc. REIT		4,576	689,054
Extra Space Storage, Inc. REIT		16,881	662,917
Federal Realty Investment Trust REIT		6,325	683,353
HCP, Inc. REIT		13,477	671,963
Home Properties, Inc. REIT		10,783	683,858
Kilroy Realty Corp. REIT		13,029	682,720
Mid-America Apartment Communities, Inc. REIT		9,414	650,131
Plum Creek Timber Co., Inc. REIT		13,220	690,084
Post Properties, Inc. REIT		14,491	682,526
Rayonier, Inc. REIT		11,848	706,970
Regency Centers Corp. REIT		13,179	697,301
Tanger Factory Outlet Centers, Inc. REIT		19,033	688,614
Taubman Centers, Inc. REIT		8,934	693,814
Weyerhaeuser Co. REIT		21,904	687,348

			14,360,245

Real Estate Management & Development—1.1%
Alexander & Baldwin, Inc.	*	19,236	687,687
CBRE Group, Inc., Class A	*	197,491	4,986,648
Jones Lang LaSalle, Inc.		29,300	2,912,713
Realogy Holdings Corp.	*	13,900	678,876
St. Joe Co. (The)	*†	31,970	679,362

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zillow, Inc., Class A	*†	37,107	$2,028,640

			11,973,926

Road & Rail—1.8%
Canadian Pacific Railway Ltd. (Canada)	†	11,100	1,448,217
Con-way, Inc.		19,515	687,123
Hertz Global Holdings, Inc.	*	240,041	5,343,313
J.B. Hunt Transport Services, Inc.		9,204	685,514
Kansas City Southern		96,923	10,748,761
Landstar System, Inc.		11,727	669,494

			19,582,422

Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc.	*†	270,805	690,553
Altera Corp.		114,443	4,059,293
Analog Devices, Inc.		14,545	676,197
ASML Holding NV NYRS (Netherlands)	†	44,450	3,023,044
Atmel Corp.	*	97,509	678,663
Avago Technologies Ltd. (Singapore)		19,389	696,453
Cypress Semiconductor Corp.	*†	59,194	652,910
EZchip Semiconductor Ltd. (Israel)	*	61,238	1,477,673
Freescale Semiconductor Ltd.	*†	47,162	702,242
Lam Research Corp.	*	16,074	666,428
Linear Technology Corp.		17,938	688,281
LSI Corp.	*	101,442	687,777
Maxim Integrated Products, Inc.		119,029	3,886,297
Microchip Technology, Inc.		19,371	712,078
Silicon Laboratories, Inc.	*	16,874	697,909
Skyworks Solutions, Inc.	*	30,397	669,646
Teradyne, Inc.	*	43,021	697,800
Xilinx, Inc.		17,166	655,226

			22,018,470

Software—6.1%
ACI Worldwide, Inc.	*	78,163	3,819,044
ANSYS, Inc.	*	37,657	3,066,033
Aspen Technology, Inc.	*	181,399	5,857,374
Autodesk, Inc.	*	17,248	711,308
BMC Software, Inc.	*	14,930	691,707
BroadSoft, Inc.	*†	92,571	2,450,354
CA, Inc.		27,706	697,360
Cadence Design Systems, Inc.	*	49,454	688,894
Check Point Software Technologies Ltd. (Israel)	*	43,400	2,039,366
Citrix Systems, Inc.	*	63,903	4,611,241
CommVault Systems, Inc.	*	56,845	4,660,153
Compuware Corp.	*	56,560	707,000
Concur Technologies, Inc.	*†	10,089	692,711
FactSet Research Systems, Inc.	†	7,352	680,795
Fortinet, Inc.	*	116,258	2,752,989
Guidewire Software, Inc.	*	95,300	3,663,332
Informatica Corp.	*	91,401	3,150,592
Intuit, Inc.		10,190	668,974
MICROS Systems, Inc.	*	60,874	2,770,376
NetSuite, Inc.	*	8,601	688,596
Nuance Communications, Inc.	*†	34,006	686,241
Red Hat, Inc.	*	13,666	690,953
Rovi Corp.	*	32,182	689,017
ServiceNow, Inc.	*†	99,890	3,616,018
SolarWinds, Inc.	*	47,481	2,806,127
Solera Holdings, Inc.		72,991	4,257,565

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Splunk, Inc.	*	92,064	$3,685,322
Symantec Corp.	*	27,847	687,264
Synopsys, Inc.	*	19,465	698,404
TIBCO Software, Inc.	*	33,601	679,412
Workday, Inc., Class A	*†	11,300	696,419
Zynga, Inc., Class A	*†	203,845	684,919

			64,945,860

Specialty Retail—4.5%
Aaron’s, Inc.		23,825	683,301
Advance Auto Parts, Inc.		8,434	697,070
American Eagle Outfitters, Inc.		37,008	692,050
Ascena Retail Group, Inc.	*	37,231	690,635
AutoNation, Inc.	*	15,497	677,994
AutoZone, Inc.	*	1,770	702,283
Bed Bath & Beyond, Inc.	*	10,515	677,376
CarMax, Inc.	*	16,474	686,966
Chico’s FAS, Inc.		214,347	3,601,030
Dick’s Sporting Goods, Inc.		14,503	685,992
DSW, Inc., Class A		61,591	3,929,506
Foot Locker, Inc.		20,000	684,800
Gap, Inc. (The)		19,850	702,690
GNC Holdings, Inc., Class A		229,801	9,026,583
L Brands, Inc.		13,227	590,718
Lumber Liquidators Holdings, Inc.	*†	42,000	2,949,240
O’Reilly Automotive, Inc.	*	49,735	5,100,324
PetSmart, Inc.		10,950	679,995
Ross Stores, Inc.		11,325	686,521
Sally Beauty Holdings, Inc.	*	169,654	4,984,435
Tiffany & Co.	†	44,294	3,080,205
Tractor Supply Co.		38,887	4,049,303
Ulta Salon Cosmetics & Fragrance, Inc.	*	8,506	690,432
Urban Outfitters, Inc.	*	17,423	674,967
Williams-Sonoma, Inc.		13,412	690,986

			48,315,402

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc.	*	11,975	685,808
Coach, Inc.		55,800	2,789,442
Deckers Outdoor Corp.	*†	13,025	725,362
Fossil, Inc.	*	7,222	697,645
Hanesbrands, Inc.	*	109,116	4,971,325
Michael Kors Holdings Ltd. (Hong Kong)	*	12,323	699,823
Movado Group, Inc.		42,400	1,421,248
PVH Corp.		46,589	4,976,171
Ralph Lauren Corp.		4,040	684,013
Under Armour, Inc., Class A	*	85,752	4,390,503
V.F. Corp.		4,113	689,956

			22,731,296

Thrifts & Mortgage Finance—0.1%
People’s United Financial, Inc.	†	50,521	679,002

Tobacco—0.1%
Lorillard, Inc.		16,855	680,099

Trading Companies & Distributors—1.2%
Fastenal Co.		13,113	673,353
MRC Global, Inc.	*	108,777	3,582,027
MSC Industrial Direct Co., Inc., Class A		8,192	702,710
United Rentals, Inc.	*	12,768	701,857

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
W.W. Grainger, Inc.		16,682	$3,753,116
WESCO International, Inc.	*	42,420	3,080,116

			12,493,179

Water Utilities—0.1%
Aqua America, Inc.		22,016	692,183

Wireless Telecommunication Services—1.9%
Crown Castle International Corp.	*	9,708	676,065
SBA Communications Corp., Class A	*	270,840	19,505,897

			20,181,962

TOTAL COMMON STOCKS (Cost $853,804,834)			1,027,259,491

MONEY MARKET FUNDS—10.8%
Institutional Money Market Funds—10.8%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	14,300,000	14,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥33,993,975	33,993,974
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	8,751,753	8,751,753
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	14,800,000	14,800,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	15,800,000	15,800,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	12,300,000	12,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	14,300,000	14,300,000

TOTAL MONEY MARKET FUNDS (Cost $114,245,727)			114,245,727

TOTAL INVESTMENTS—107.6% (Cost $968,050,561)			1,141,505,218
Other assets less liabilities—(7.6%)			(80,366,139)

NET ASSETS—100.0%		$1,061,139,079

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—48.9%
Aerospace & Defense—1.2%
Astronics Corp.	*	53,000	$1,580,460
Astronics Corp., Class B	*	6,375	187,489
DigitalGlobe, Inc.	*	31,495	910,520

			2,678,469

Auto Components—0.4%
Standard Motor Products, Inc.		28,600	792,792

Automobiles—0.6%
Tesla Motors, Inc.	*†	37,500	1,420,875

Biotechnology—3.1%
Arena Pharmaceuticals, Inc.	*†	172,658	1,417,522
Incyte Corp. Ltd.	*†	62,400	1,460,784
Ironwood Pharmaceuticals, Inc.	*	78,600	1,437,594
NPS Pharmaceuticals, Inc.	*	146,500	1,492,835
Rigel Pharmaceuticals, Inc.	*	173,000	1,174,670

			6,983,405

Capital Markets—1.1%
Artisan Partners Asset Management, Inc.	*	1,100	43,395
BGC Partners, Inc., Class A		305,300	1,270,048
Fifth Street Finance Corp.		104,300	1,149,386

			2,462,829

Chemicals—1.2%
ADA-ES, Inc.	*†	54,500	1,448,065
LSB Industries, Inc.	*	35,900	1,248,602

			2,696,667

Commercial Banks—0.6%
Hudson Valley Holding Corp.		91,589	1,365,592

Commercial Services & Supplies—0.4%
Performant Financial Corp.	*	72,200	886,616

Communications Equipment—3.4%
Arris Group, Inc.	*	65,400	1,122,918
Emulex Corp.	*	182,400	1,191,072
Extreme Networks, Inc.	*	333,500	1,123,895
Mitel Networks Corp. (Canada)	*	379,470	1,479,933
NETGEAR, Inc.	*	39,600	1,326,996
Parkervision, Inc.	*†	414,640	1,521,729

			7,766,543

Construction & Engineering—1.0%
EMCOR Group, Inc.		26,500	1,123,335
Michael Baker Corp.		48,800	1,195,600

			2,318,935

Consumer Finance—1.2%
DFC Global Corp.	*	77,800	1,294,592
Regional Management Corp.	*	75,999	1,535,180

			2,829,772

Diversified Consumer Services—0.6%
Steiner Leisure Ltd. (Bahamas)	*	28,500	1,378,260

Electric Utilities—1.4%
Portland General Electric Co.		34,200	1,037,286
UNS Energy Corp.		22,400	1,096,256
Westar Energy, Inc.		30,200	1,002,036

			3,135,578

Electronic Equipment, Instruments & Components—0.9%
Park Electrochemical Corp.		39,400	998,396

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
TTM Technologies, Inc.	*	133,700	$1,016,120

			2,014,516

Energy Equipment & Services—0.8%
C&J Energy Services, Inc.	*	3,500	80,150
C&J Energy Services, Inc.	*^‡	77,100	1,765,590

			1,845,740

Food Products—0.5%
Darling International, Inc.	*	67,700	1,215,892

Health Care Equipment & Supplies—2.6%
Globus Medical, Inc., Class A	*†	113,443	1,665,343
Greatbatch, Inc.	*	42,900	1,281,423
ICU Medical, Inc.	*	20,300	1,196,685
Merit Medical Systems, Inc.	*	61,300	751,538
Orthofix International NV (Netherlands Antilles)	*	30,000	1,076,100

			5,971,089

Health Care Providers & Services—1.8%
Amsurg Corp.	*	29,200	982,288
Ensign Group, Inc. (The)		33,300	1,112,220
LHC Group, Inc.	*	44,200	949,858
MEDNAX, Inc.	*	12,600	1,129,338

			4,173,704

Hotels, Restaurants & Leisure—2.1%
Del Frisco’s Restaurant Group, Inc.	*	80,000	1,328,000
Ignite Restaurant Group, Inc.	*	75,000	1,101,000
Red Robin Gourmet Burgers, Inc.	*	26,000	1,185,600
Whistler Blackcomb Holdings, Inc. (Canada)	*‡	17,100	226,743
Whistler Blackcomb Holdings, Inc. (Canada)		64,100	849,955

			4,691,298

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		17,900	1,213,441

Internet Software & Services—0.4%
Bankrate, Inc.	*	76,900	918,186

Leisure Equipment & Products—0.5%
LeapFrog Enterprises, Inc.	*†	127,000	1,087,120

Machinery—2.8%
Altra Holdings, Inc.		43,900	1,194,958
John Bean Technologies Corp.		51,200	1,062,400
Luxfer Holdings plc ADR (United Kingdom)		95,192	1,474,524
Titan International, Inc.	†	64,000	1,349,120
Wabash National Corp.	*	125,200	1,272,032

			6,353,034

Metals & Mining—1.6%
Allied Nevada Gold Corp.	*	44,200	727,532
New Gold, Inc. (Canada)	*	128,300	1,167,530
Romarco Minerals, Inc. (Canada)	*	916,150	739,522
Universal Stainless & Alloy Products, Inc.	*	24,600	894,210

			3,528,794

Oil, Gas & Consumable Fuels—3.0%
Berry Petroleum Co., Class A		14,700	680,463
BPZ Resources, Inc.	*†	518,500	1,176,995
Diamondback Energy, Inc.	*	55,100	1,478,884

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
EPL Oil & Gas, Inc.	*	44,500	$1,193,045
Karoon Gas Australia Ltd. (Australia)	*	182,040	983,487
Warren Resources, Inc.	*	372,100	1,194,441

			6,707,315

Pharmaceuticals—0.5%
Medicines Co. (The)	*	33,200	1,109,544

Real Estate Investment Trusts (REITs)—3.2%
Capstead Mortgage Corp. REIT		78,700	1,008,934
Gladstone Commercial Corp. REIT	†	49,900	971,553
Medical Properties Trust, Inc. REIT		86,400	1,385,856
Pebblebrook Hotel Trust REIT		47,000	1,212,130
STAG Industrial, Inc. REIT		60,800	1,293,216
Summit Hotel Properties, Inc. REIT		136,400	1,428,108

			7,299,797

Real Estate Management & Development—0.5%
Brasil Brokers Participacoes SA (Brazil)		342,900	1,228,552

Road & Rail—0.4%
Quality Distribution, Inc.	*	119,500	1,004,995

Software—1.6%
Actuate Corp.	*	205,500	1,233,000
Allot Communications Ltd. (Israel)	*	108,500	1,295,490
SeaChange International, Inc.	*	96,593	1,148,491

			3,676,981

Specialty Retail—3.0%
Cato Corp. (The), Class A		56,600	1,366,324
Destination Maternity Corp.		60,900	1,425,060
Finish Line, Inc. (The), Class A		74,700	1,463,373
rue21 inc	*	48,600	1,428,354
Shoe Carnival, Inc.		53,250	1,088,430

			6,771,541

Textiles, Apparel & Luxury Goods—0.5%
Skechers U.S.A., Inc., Class A	*	55,000	1,163,250

Thrifts & Mortgage Finance—2.4%
EverBank Financial Corp.		87,900	1,353,660
Flushing Financial Corp.		74,417	1,260,624
Home Loan Servicing Solutions Ltd. (Cayman Islands)		57,000	1,329,810
WSFS Financial Corp.		30,200	1,468,928

			5,413,022

Trading Companies & Distributors—3.1%
CAI International, Inc.	*	49,400	1,423,708
H&E Equipment Services, Inc.		62,845	1,282,038
SeaCube Container Leasing Ltd.		57,253	1,314,529
TAL International Group, Inc.		34,153	1,547,472
Textainer Group Holdings Ltd. (Bermuda)	†	34,500	1,364,475

			6,932,222

TOTAL COMMON STOCKS (Cost $88,934,945)			111,036,366

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—25.1%
Aerospace & Defense—0.2%
United Technologies Corp.
0.787%	06/01/2015	#	$545,000	$550,630

Auto Components—0.1%
Johnson Controls, Inc.
0.708%	02/04/2014	#	290,000	290,877

Automobiles—0.5%
Daimler Finance North America LLC
1.300%	07/31/2015	^	490,000	493,582
1.250%	01/11/2016	^	240,000	240,986
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^	440,000	439,905

				1,174,473

Beverages—0.7%
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		530,000	532,426
PepsiCo, Inc.
0.700%	08/13/2015		1,000,000	1,002,082

				1,534,508

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014		330,000	336,645
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	143,921

				480,566

Capital Markets—1.5%
Bank of New York Mellon Corp. (The) MTN
2.500%	01/15/2016		525,000	549,827
1.200%	02/20/2015		100,000	101,177
E*TRADE Financial Corp.
6.000%	11/15/2017		190,000	199,737
Goldman Sachs Group, Inc. (The)
1.296%	02/07/2014	#	570,000	572,901
Morgan Stanley
1.538%	02/25/2016	#	450,000	452,237
1.280%	04/29/2013	#	610,000	610,305
Nomura Holdings, Inc. MTN (Japan)
1.730%	09/13/2016	#	500,000	501,920
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	432,697

				3,420,801

Chemicals—0.2%
Ashland, Inc.
3.000%	03/15/2016	^	400,000	408,000
Ecolab, Inc.
2.375%	12/08/2014		110,000	113,033

				521,033

Commercial Banks—3.4%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	280,000	280,879
Banco Bradesco SA (Brazil)
2.390%	05/16/2014	#^	300,000	303,780
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	420,000	453,600
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^	200,000	211,500
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.738%	02/26/2016	#^	480,000	480,066

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BB&T Corp. MTN
3.375%	09/25/2013		$200,000	$202,937
1.600%	08/15/2017		150,000	151,617
Capital One Financial Corp.
2.125%	07/15/2014		340,000	345,427
CIT Group, Inc.
4.750%	02/15/2015	^	270,000	283,500
Discover Bank
2.000%	02/21/2018		650,000	652,710
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	500,000	533,303
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	217,946
KeyCorp MTN
3.750%	08/13/2015		230,000	245,217
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015	†	695,000	714,739
Svenska Handelsbanken AB (Sweden)
0.732%	03/21/2016	#	540,000	540,316
US Bancorp
4.200%	05/15/2014		500,000	521,371
US Bank NA, Bank Note
0.585%	10/14/2014	#	400,000	401,010
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		545,000	579,544
Wells Fargo & Co. MTN
2.100%	05/08/2017		100,000	103,222
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016		390,000	391,719

				7,614,403

Communications Equipment—0.4%
Cisco Systems, Inc.
0.531%	03/14/2014	#	680,000	682,041
SBA Communications Corp.
5.625%	10/01/2019	^	150,000	154,875

				836,916

Computers & Peripherals—0.1%
Hewlett-Packard Co.
1.830%	09/19/2014	#	300,000	303,068

Consumer Finance—2.0%
Ally Financial, Inc.
4.625%	06/26/2015		480,000	502,488
American Express Credit Corp. MTN
5.125%	08/25/2014		300,000	318,816
1.750%	06/12/2015		100,000	102,233
American Honda Finance Corp.
1.000%	08/11/2015	^	150,000	150,625
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,227
Caterpillar Financial Services Corp. MTN
1.375%	05/20/2014		360,000	363,992
Ford Motor Credit Co. LLC
3.875%	01/15/2015		470,000	488,807
General Motors Financial Co., Inc.
4.750%	08/15/2017	^	350,000	365,384
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	214,000
4.875%	04/01/2015		210,000	221,025
John Deere Capital Corp.
0.700%	09/04/2015		280,000	280,530

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
John Deere Capital Corp. MTN
1.600%	03/03/2014		$270,000	$273,143
PACCAR Financial Corp. MTN
1.550%	09/29/2014		210,000	213,610
1.050%	06/05/2015		90,000	91,007
RCI Banque SA (France)
2.175%	04/11/2014	#^	800,000	799,961

				4,535,848

Diversified Financial Services—3.3%
Bank of America Corp.
3.700%	09/01/2015		425,000	448,186
Bank of America Corp. MTN
1.354%	03/22/2018	#	590,000	590,137
1.250%	01/11/2016		190,000	189,335
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	138,371
Citigroup, Inc.
6.000%	12/13/2013		175,000	181,345
4.450%	01/10/2017		225,000	247,927
2.250%	08/07/2015		500,000	512,086
1.084%	04/01/2016	#	540,000	540,712
Equifax, Inc.
4.450%	12/01/2014		80,000	84,261
ERAC USA Finance LLC
2.250%	01/10/2014	^	400,000	404,775
General Electric Capital Corp.
5.900%	05/13/2014		260,000	275,563
2.150%	01/09/2015		240,000	246,222
1.625%	07/02/2015		400,000	407,055
General Electric Capital Corp. MTN
0.935%	04/07/2014	#	300,000	301,228
General Electric Capital Corp., Series A
3.750%	11/14/2014		390,000	409,693
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	160,653
JPMorgan Chase & Co.
4.750%	05/01/2013		350,000	351,218
1.201%	01/25/2018	#	280,000	282,171
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	107,048
1.102%	01/24/2014	#	540,000	543,345
1.100%	10/15/2015		250,000	250,511
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	480,792
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	215,937
1.000%	02/02/2015		200,000	201,999

				7,570,570

Diversified Telecommunication Services—1.2%
AT&T, Inc.
0.875%	02/13/2015		780,000	781,927
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		105,000	107,205
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	490,603
Verizon Communications, Inc.
0.700%	11/02/2015		210,000	209,085
0.481%	03/06/2015	#^	300,000	300,027
Vivendi SA (France)
2.400%	04/10/2015	^	280,000	285,944

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Windstream Corp.
8.125%	08/01/2013		$70,000	$71,488
7.875%	11/01/2017		340,000	390,150

				2,636,429

Electric Utilities—0.5%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL 450,000	233,623
GDF Suez (France)
1.625%	10/10/2017	^	120,000	120,751
Georgia Power Co.
0.750%	08/10/2015		500,000	502,088
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		180,000	181,744
1.200%	06/01/2015		80,000	80,648

				1,118,854

Electronic Equipment, Instruments & Components—0.2%
Tech Data Corp.
3.750%	09/21/2017	†	540,000	563,010

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017		500,000	516,931
Walgreen Co.
1.000%	03/13/2015		210,000	210,521
0.780%	03/13/2014	#	120,000	120,351

				847,803

Food Products—0.8%
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,552
1.300%	01/25/2016		110,000	110,946
General Mills, Inc.
5.250%	08/15/2013		750,000	763,392
0.875%	01/29/2016		90,000	90,366
0.601%	01/29/2016	#	90,000	90,140
Kellogg Co.
1.125%	05/15/2015		350,000	353,481
Kraft Foods Group, Inc.
1.625%	06/04/2015		150,000	152,393
Mondelez International, Inc.
5.250%	10/01/2013		140,000	143,230

				1,774,500

Gas Utilities—0.2%
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	410,700

Health Care Equipment & Supplies—0.3%
DENTSPLY International, Inc.
1.790%	08/15/2013	#	280,000	281,168
Stryker Corp.
3.000%	01/15/2015		300,000	313,456

				594,624

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014		500,000	515,201
HCA, Inc.
6.750%	07/15/2013		80,000	81,350
Quest Diagnostics, Inc.
1.134%	03/24/2014	#	160,000	160,828
UnitedHealth Group, Inc.
1.400%	10/15/2017		100,000	100,835

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
WellPoint, Inc.
2.375%	02/15/2017		$465,000	$482,181
1.250%	09/10/2015		190,000	191,686

				1,532,081

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	191,176

Household Durables—0.1%
Lennar Corp.
4.750%	12/15/2017		250,000	263,125

Industrial Conglomerates—0.2%
Danaher Corp.
0.532%	06/21/2013	#	500,000	500,243

Insurance—0.9%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	318,395
American International Group, Inc.
2.375%	08/24/2015		150,000	153,960
MetLife, Inc.
2.375%	02/06/2014		190,000	193,069
Metropolitan Life Global Funding I
1.055%	01/10/2014	#^	700,000	703,808
New York Life Global Funding
0.543%	04/04/2014	#^	500,000	501,683
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	230,786

				2,101,701

Internet & Catalog Retail—0.3%
Amazon.com, Inc.
0.650%	11/27/2015	†	400,000	399,779
eBay, Inc.
0.700%	07/15/2015		220,000	221,143

				620,922

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		200,000	202,931

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	102,759
International Business Machines Corp.
0.550%	02/06/2015		610,000	611,218

				713,977

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	418,832

Machinery—0.1%
Case New Holland, Inc.
7.750%	09/01/2013		200,000	205,300
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		100,000	101,231

				306,531

Media—0.4%
CC Holdings GS V LLC
2.381%	12/15/2017	^	130,000	130,986
DISH DBS Corp.
4.625%	07/15/2017		245,000	255,412

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NBCUniversal Enterprise, Inc.
0.965%	04/15/2018	#^	$240,000	$239,530
Viacom, Inc.
4.375%	09/15/2014		200,000	210,373

				836,301

Metals & Mining—0.7%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	†	350,000	363,975
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	280,000	289,100
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	100,771
Xstrata Finance Canada Ltd. (Canada)
2.450%	10/25/2017	^	800,000	811,763

				1,565,609

Multiline Retail—0.3%
Target Corp.
0.473%	07/18/2014	#	700,000	701,639

Multi-Utilities—0.2%
DTE Energy Co.
0.987%	06/03/2013	#	370,000	370,368

Oil, Gas & Consumable Fuels—1.0%
Chesapeake Energy Corp.
7.625%	07/15/2013	†	165,000	168,300
ConocoPhillips
4.750%	02/01/2014		53,000	54,915
CONSOL Energy, Inc.
8.000%	04/01/2017		100,000	108,250
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	100,790
Marathon Oil Corp.
0.900%	11/01/2015		220,000	219,603
Murphy Oil Corp.
2.500%	12/01/2017		250,000	251,312
Phillips 66
1.950%	03/05/2015		230,000	235,163
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	293,625
Sibur Securities Ltd. (Ireland)
3.914%	01/31/2018	^	250,000	246,875
Tesoro Corp.
4.250%	10/01/2017	†	260,000	273,000
WPX Energy, Inc.
5.250%	01/15/2017	†	355,000	373,638

				2,325,471

Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	173,839

Pharmaceuticals—0.6%
AbbVie, Inc.
1.750%	11/06/2017	^	520,000	526,903
1.200%	11/06/2015	^	520,000	524,374
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	400,000	419,500

				1,470,777

Real Estate Investment Trusts (REITs)—0.9%
HCP, Inc.
2.700%	02/01/2014		570,000	579,052

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Health Care REIT, Inc.
6.000%	11/15/2013		$370,000	$381,776
Simon Property Group LP
4.200%	02/01/2015		90,000	94,977
Ventas Realty LP/Ventas Capital Corp.
2.000%	02/15/2018		520,000	523,541
Vornado Realty LP
4.250%	04/01/2015		470,000	497,009

				2,076,355

Road & Rail—0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	^†	270,000	278,437
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	310,565
2.500%	03/15/2016	^	230,000	235,746

				824,748

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp.
1.350%	12/15/2017		70,000	70,318
Texas Instruments, Inc.
0.450%	08/03/2015		420,000	419,115
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	199,708

				689,141

Software—0.5%
Autodesk, Inc.
1.950%	12/15/2017		150,000	148,730
Microsoft Corp.
2.950%	06/01/2014		500,000	515,517
Oracle Corp.
3.750%	07/08/2014		480,000	500,119

				1,164,366

Textiles, Apparel & Luxury Goods—0.1%
VF Corp.
1.038%	08/23/2013	#	300,000	300,950

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	257,247

Tobacco—0.0%
Reynolds American, Inc.
1.050%	10/30/2015		100,000	100,099

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		260,000	278,200
Aviation Capital Group Corp.
4.625%	01/31/2018	^	160,000	165,246

				443,446

Wireless Telecommunication Services—0.1%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	136,930

TOTAL CORPORATE OBLIGATIONS (Cost $56,067,367)				57,068,418

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—3.2%
Commercial Mortgage-Backed Securities—0.1%
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020			$351,637	$358,180

Non-Agency Mortgage-Backed Securities—1.8%
GSAMP Trust, Series 2004-SEA2, Class M1
0.854%	03/25/2034		#	600,000	593,600
HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.974%	12/19/2035		#	619,700	533,572
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042		#	610,321	627,936
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043		#	465,795	466,195
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043		#	440,000	440,513
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059		#^	361,108	362,521
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.822%	03/25/2044		#	928,753	930,412
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.757%	10/25/2036		#	97,282	83,224

					4,037,973

U.S. Government Agency Mortgage-Backed Securities—1.3%
Federal National Mortgage Association
3.000%	10/01/2042			1,474,138	1,522,136
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.653%	10/07/2020		#	549,076	550,794
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.583%	05/07/2020		#	848,283	849,940

					2,922,870

TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,380,812)					7,319,023

CONVERTIBLE DEBT OBLIGATIONS—0.0%
Real Estate Management & Development—0.0%
Grubb & Ellis Co.
7.950%	05/01/2015		^Δ
(Cost $282,859)				299,000	1,196

U.S. TREASURY OBLIGATIONS—13.4%
U.S. Treasury Notes—13.4%
U.S. Treasury Note
0.375%	01/15/2016 03/15/2016	-		9,025,000	9,034,394
0.375%	11/15/2014		‡‡	6,590,000	6,606,732
0.250%	11/30/2014 05/15/2015	-		14,839,000	14,841,220

					30,482,346

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,403,829)					30,482,346

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—3.5%
U.S. Government Agencies—2.6%
Federal Home Loan Mortgage Corp.
1.000%	07/30/2014	‡‡	$2,000,000	$2,021,722
Federal National Mortgage Association
1.125%	06/27/2014	‡‡	2,000,000	2,023,488
0.500%	03/30/2016		1,140,000	1,142,162
National Credit Union Administration Guaranteed Notes, Series A1
0.222%	06/12/2013	#	570,000	569,989
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		180,000	184,041

				5,941,402

Non-U.S. Government Agencies—0.2%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	262,125
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		160,000	163,722

				425,847

Sovereign Debt—0.1%
Panama Government International Bond (Panama)
7.250%	03/15/2015		150,000	167,625

U.S. Municipal Bonds—0.6%
Missouri Higher Education Loan Authority (Missouri)
1.034%	01/26/2026		660,241	668,910
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.943%	07/15/2014	#	640,000	642,611
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	180,227

				1,491,748

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $7,946,691)				8,026,622

ASSET-BACKED SECURITIES—3.2%
Automobiles—1.5%
Ally Master Owner Trust Series 2013-1, Class A1
0.653%	02/15/2018	#	500,000	500,926
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,342
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	120,015
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	984,993	989,271
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.503%	02/15/2018	#	1,250,000	1,250,818
World Omni Master Owner Trust Series 2013-1, Class A
0.602%	02/15/2018	#^	325,000	325,219

				3,306,591

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Credit Card—0.6%
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017			$600,000	$603,826
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018			750,000	757,123

					1,360,949

Other—0.7%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018			852,131	857,858
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019		^	100,000	100,339
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015		^	580,000	582,009

					1,540,206

Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.553%	12/07/2020		#	930,589	933,269

TOTAL ASSET-BACKED SECURITIES (Cost $7,112,366)					7,141,015

				Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia Berhad (Malaysia), Expires 02/27/2016, Strike MYR 3.85 (Cost $–)			*	60,350	16,177

MONEY MARKET FUNDS—8.7%
Institutional Money Market Funds—8.7%
Dreyfus Institutional Cash Advantage Fund, 0.07%		†	†	¥2,300,000	2,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥		5,952,751	5,952,751
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		†	†	¥2,390,953	2,390,953
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%		†	†	¥2,200,000	2,200,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%		†	†	¥2,300,000	2,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%		†	†	¥2,300,000	2,300,000

Vantagepoint Discovery Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	†	†	¥2,300,000	$2,300,000

TOTAL MONEY MARKET FUNDS (Cost $19,743,704)				19,743,704

TOTAL INVESTMENTS—106.0% (Cost $217,872,573)				240,834,867
Other assets less liabilities—(6.0%)				(13,575,995)

NET ASSETS—100.0%				$227,258,872

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
BRL	Brazilian Real
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $17,816,624, which represents 7.8% of Net Assets. The illiquid 144A securities represented 0.8% of Net Assets, and 9.9% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
Δ	Security in default.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—97.0%
Australia—4.5%
AMP Ltd.	†	957,608	$5,217,155
Beach Energy Ltd.		1,909,900	2,822,267
Brambles Ltd.		278,300	2,467,537
Caltex Australia Ltd.		129,300	2,887,296
Coca-Cola Amatil Ltd.		336,100	5,110,645
Cochlear Ltd.		29,000	2,060,150
CSL Ltd.		143,600	8,876,144
FlexiGroup Ltd.		516,200	2,169,236
Insurance Australia Group Ltd.		640,200	3,819,216
Nufarm Ltd.		378,600	1,559,907
QBE Insurance Group Ltd.		645,974	9,132,454
REA Group Ltd.		101,200	2,925,116
Sigma Pharmaceuticals Ltd.		3,921,200	3,031,948
Westfield Group REIT		53,334	604,278
Woodside Petroleum Ltd.		101,701	3,811,867
Woolworths Ltd.		153,800	5,429,706

			61,924,922

Austria—0.6%
ams AG		30,700	3,466,563
CA Immobilien Anlagen AG	*	159,199	2,098,739
OMV AG		54,700	2,332,335

			7,897,637

Belgium—1.7%
Ageas		95,100	3,227,805
Anheuser-Busch InBev NV		89,469	8,894,776
Colruyt SA		106,800	5,162,546
Solvay SA		15,700	2,130,432
Telenet Group Holding NV		18,581	920,468
ThromboGenics NV	*†	42,900	2,065,411
UCB SA		23,823	1,523,950

			23,925,388

Brazil—1.5%
BM&FBovespa SA		83,600	562,229
CCR SA		239,400	2,445,239
Cia de Bebidas das Americas ADR		45,400	1,921,782
Cielo SA		9,200	270,753
CPFL Energia SA ADR		114,400	2,395,536
EcoRodovias Infraestrutura e Logistica SA		213,900	1,836,528
Itau Unibanco Holding SA ADR		35,000	623,000
Itausa - Investimentos Itau SA		463,216	2,404,620
Petroleo Brasileiro SA		199,400	1,812,682
Petroleo Brasileiro SA ADR		186,400	3,383,160
Vale SA ADR		23,100	399,399
Vale SA ADR		18,700	323,323
Vale SA Preferred ADR		143,000	2,363,790

			20,742,041

Canada—4.0%
Agrium, Inc.		23,200	2,262,334
Alimentation Couche Tard, Inc., Class B		47,700	2,585,384
Allied Properties Real Estate Investment Trust REIT		83,800	2,724,727
BCE, Inc.		119,300	5,573,636
Boardwalk Real Estate Investment Trust REIT		49,200	3,026,537
Canadian Pacific Railway Ltd.	†	67,695	8,832,167
CGI Group, Inc., Class A	*	93,500	2,541,256

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Enbridge, Inc.		55,500	$2,584,191
Gibson Energy, Inc.		121,100	3,132,852
Home Capital Group, Inc.		51,800	2,995,257
Husky Energy, Inc.		82,400	2,365,294
Nevsun Resources Ltd.		684,700	2,642,146
Norbord, Inc.	*	77,800	2,648,348
Suncor Energy, Inc.		219,600	6,580,326
Superior Plus Corp.		251,900	2,950,839
Trinidad Drilling Ltd.		226,800	1,643,203

			55,088,497

Chile—0.2%
Enersis SA ADR		167,200	3,216,928

China—1.3%
Baidu, Inc. ADR	*	71,182	6,242,662
China Shenhua Energy Co. Ltd., H Shares		1,156,866	4,220,993
Hengan International Group Co. Ltd.	†	232,500	2,280,918
Mindray Medical International Ltd. ADR		65,700	2,624,058
Tencent Holdings Ltd.		82,200	2,629,135

			17,997,766

Denmark—1.5%
Chr Hansen Holding A/S		71,000	2,636,943
Coloplast A/S, Class B		66,500	3,583,310
Novo Nordisk A/S, Class B		46,400	7,478,851
Rockwool International A/S, Class B		1,517	185,316
Topdanmark A/S	*	142,500	3,418,169
Tryg A/S		36,100	2,920,007

			20,222,596

Finland—0.6%
Huhtamaki Oyj		155,900	3,066,812
Kone Oyj, Class B		36,000	2,838,486
Pohjola Bank plc, Class A		164,800	2,410,224

			8,315,522

France—7.5%
Altarea REIT		14,500	2,647,581
Carrefour SA		255,120	6,988,563
Cie de Saint-Gobain		263,012	9,766,563
Cie Generale des Etablissements Michelin (Registered)		30,200	2,530,177
Cie Generale d’Optique Essilor International SA		51,000	5,675,089
Danone SA		66,000	4,595,499
European Aeronautic Defence and Space Co. NV		70,500	3,593,271
France Telecom SA		826,076	8,370,492
L’Oreal SA		37,000	5,870,173
LVMH Moet Hennessy Louis Vuitton SA		7,087	1,217,616
Pernod-Ricard SA		40,301	5,023,023
Sanofi		183,221	18,685,858
Schneider Electric SA		53,434	3,907,522
Societe Generale SA	*	78,013	2,568,421
Technip SA		19,200	1,969,342
Total SA		277,887	13,309,091
Unibail-Rodamco SE (Paris Exchange) REIT		16,809	3,915,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zodiac Aerospace		27,289	$3,181,138

			103,814,439

Germany—7.1%
Adidas AG		55,600	5,779,578
Allianz SE (Registered)		17,590	2,397,908
BASF SE		32,246	2,831,281
Bayer AG		75,942	7,848,298
Beiersdorf AG		47,807	4,418,531
Brenntag AG		21,526	3,365,957
Daimler AG (Registered)		30,557	1,666,496
Deutsche Post AG (Registered)		215,484	4,972,890
Deutsche Telekom AG (Registered)		1,027,022	10,872,365
Duerr AG		61,900	6,761,281
Hannover Rueckversicherung SE (Registered)		29,820	2,347,748
HeidelbergCement AG		42,650	3,075,360
Kabel Deutschland Holding AG		44,181	4,078,928
Linde AG		53,596	9,983,730
Muenchener Rueckversicherungs AG (Registered)		38,715	7,256,244
RWE AG		240,000	8,959,399
SAP AG		58,900	4,737,162
Suedzucker AG		58,600	2,476,797
Volkswagen AG		19,000	3,583,486

			97,413,439

Greece—0.1%
Hellenic Telecommunications Organization SA	*	326,000	1,970,398

Hong Kong—4.0%
AIA Group Ltd.		1,828,400	8,038,977
Beijing Enterprises Holdings Ltd.		221,000	1,704,510
Belle International Holdings Ltd.	†	1,360,837	2,273,767
China Mobile Ltd.	†	757,234	8,031,521
China Resources Land Ltd.	†	938,000	2,630,069
China Resources Power Holdings Co. Ltd.		604,000	1,809,236
CLP Holdings Ltd.		480,000	4,207,858
CNOOC Ltd.		2,511,000	4,828,415
Galaxy Entertainment Group Ltd.	*†	902,000	3,782,448
Henderson Land Development Co. Ltd.		324,000	2,222,456
Hong Kong & China Gas Co. Ltd.		1,961,630	5,731,108
Hongkong Land Holdings Ltd.		210,970	1,567,473
Link (The) REIT		596,000	3,250,627
Sino Land Co. Ltd.		867,838	1,477,033
Sun Hung Kai Properties Ltd.		285,082	3,847,034

			55,402,532

India—0.7%
Axis Bank Ltd. GDR		104,130	2,527,209
ICICI Bank Ltd. ADR		57,100	2,449,590
Infosys Ltd. ADR		17,500	943,425
Larsen & Toubro Ltd. GDR	†	93,217	2,350,102
Larsen & Toubro Ltd. GDR	d	—	—

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tata Motors Ltd. ADR		65,200	$1,591,532

			9,861,858

Indonesia—0.7%
Astra International Tbk PT		2,406,000	1,963,218
Bank Mandiri Persero Tbk PT		951,500	982,729
Bank Rakyat Indonesia Persero Tbk PT		4,975,500	4,497,107
Perusahaan Gas Negara Persero Tbk PT		4,065,500	2,494,883

			9,937,937

Ireland—1.2%
Covidien plc		93,869	6,368,073
CRH plc (Dublin Exchange)		140,371	3,099,608
Shire plc		78,359	2,386,379
Smurfit Kappa Group plc		157,800	2,592,440
United Drug plc		560,800	2,311,641

			16,758,141

Israel—1.5%
Delek Group Ltd.		12,622	3,556,302
Israel Corp. Ltd. (The)		4,579	3,481,884
Mizrahi Tefahot Bank Ltd.	*	305,217	3,260,791
Teva Pharmaceutical Industries Ltd. ADR		270,500	10,733,440

			21,032,417

Italy—1.0%
Eni SpA		522,303	11,693,523
Fiat Industrial SpA		32,499	366,507
Intesa Sanpaolo SpA		1,399,194	2,061,577

			14,121,607

Japan—18.1%
Aeon Mall Co. Ltd.		148,400	4,531,449
Aiful Corp.	*†	533,000	3,570,647
Aisin Seiki Co. Ltd.		72,100	2,657,715
Aoyama Trading Co. Ltd.		111,800	2,856,888
Canon, Inc.		458,400	16,846,197
Central Japan Railway Co.		29,900	3,159,326
Chugai Pharmaceutical Co. Ltd.		167,200	3,725,946
CMK Corp.		79,500	254,770
Daikin Industries Ltd.	†	98,000	3,856,766
Daito Trust Construction Co. Ltd.		79,100	6,787,953
Denso Corp.		146,500	6,224,562
FANUC Corp.		32,500	5,004,044
Fuji Oil Co. Ltd.		183,500	2,830,841
FUJIFILM Holdings Corp.		125,500	2,489,442
Geo Holdings Corp.	†	1,300	1,653,451
Honda Motor Co. Ltd.		384,200	14,795,728
INPEX Corp.		590	3,177,610
Japan Tobacco, Inc.		277,100	8,863,741
JX Holdings, Inc.		270,000	1,522,389
Kao Corp.		310,800	10,051,869
KDDI Corp.	†	61,800	2,583,975
Keyence Corp.		16,192	4,974,811
Komatsu Ltd.		188,300	4,503,622
Komori Corp.	†	275,500	2,910,765
Kuroda Electric Co. Ltd.		211,000	2,523,560
Kyowa Exeo Corp.		232,900	2,504,843
Matsumotokiyoshi Holdings Co. Ltd.	†	103,200	2,958,257

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mitsubishi Estate Co. Ltd.		123,000	$3,484,269
Mizuho Financial Group, Inc.		1,567,000	3,362,475
Namura Shipbuilding Co. Ltd.		216,800	1,257,272
NEC Corp.		939,900	2,509,412
NET One Systems Co. Ltd.		240,000	2,115,568
NGK Insulators Ltd.	†	256,000	2,734,974
Nippon Paint Co. Ltd.		282,000	2,826,797
Nippon Telegraph & Telephone Corp.		123,427	5,388,773
Nissan Motor Co. Ltd.		226,400	2,196,178
Ono Pharmaceutical Co. Ltd.		2,700	166,873
Paltac Corp.		217,200	2,795,102
Resona Holdings, Inc.		622,300	3,285,805
Ricoh Co. Ltd.	†	291,000	3,176,982
Seria Co. Ltd.	†	111,300	2,781,295
Seven & I Holdings Co. Ltd.		368,800	12,236,629
Shimamura Co. Ltd.		27,000	3,156,782
Shin-Etsu Chemical Co. Ltd.		81,900	5,431,831
Softbank Corp.		59,000	2,718,235
Tachi-S Co. Ltd.		133,000	2,366,799
Takeda Pharmaceutical Co. Ltd.		227,600	12,468,556
Tokai Rika Co. Ltd.		157,000	2,935,484
Tokio Marine Holdings, Inc.		526,800	15,240,522
Tokyo Electron Ltd.	†	113,300	4,833,865
Tokyo Gas Co. Ltd.		480,000	2,594,660
Toyoda Gosei Co. Ltd.		149,000	3,586,155
Toyota Motor Corp.		251,300	12,958,480
Warabeya Nichiyo Co. Ltd.		172,400	2,788,583

			249,219,523

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		92,140	1,749,012

Korea, Republic of—2.2%
Dongbu Insurance Co. Ltd.		45,900	1,962,529
Hyundai Marine & Fire Insurance Co. Ltd.		78,200	2,246,458
Hyundai Mobis		16,268	4,566,835
Hyundai Motor Co.		12,100	2,445,953
KB Financial Group, Inc.		38,579	1,288,779
Korea Electric Power Corp.	*	101,780	2,778,605
Korea Gas Corp.		35,950	2,258,260
LG Display Co. Ltd.	*	126,200	3,690,404
Samsung Electronics Co. Ltd.		5,348	7,289,487
SK Holdings Co. Ltd.		15,000	2,285,065

			30,812,375

Macau—0.4%
MGM China Holdings Ltd.	†	1,100,000	2,358,677
Sands China Ltd.		616,800	3,209,483

			5,568,160

Malaysia—0.0%
Astro Malaysia Holdings Bhd		377,500	353,647

Mexico—0.8%
America Movil SAB de CV, Series L ADR		117,000	2,452,320
Fibra Uno Administracion SA de CV REIT		229,100	755,848
Grupo Financiero Santander Mexico SAB de CV, Class B ADR	*	191,800	2,959,474

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Grupo Financiero Santander Mexico SAB de CV, Class B ADR	*	47,800	$737,554
Grupo Mexico SAB de CV, Series B		834,696	3,371,506

			10,276,702

Netherlands—3.8%
Koninklijke Ahold NV		953,929	14,624,006
Koninklijke Philips Electronics NV		96,800	2,864,020
Koninklijke Vopak NV		28,434	1,715,328
Reed Elsevier NV		556,159	9,534,607
Royal Dutch Shell plc, Class A	†	317,918	10,296,358
Royal Dutch Shell plc, Class B		84,000	2,793,426
Sensata Technologies Holding NV	*	38,704	1,272,200
Unilever NV CVA		197,298	8,084,000
Ziggo NV		31,867	1,121,254

			52,305,199

Norway—0.4%
Gjensidige Forsikring ASA		147,300	2,437,453
TGS Nopec Geophysical Co. ASA		73,800	2,797,089

			5,234,542

Peru—0.3%
Credicorp Ltd.		23,656	3,928,079

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		45,400	3,220,676

Russia—0.4%
Gazprom OAO ADR		298,399	2,549,758
Sberbank of Russia ADR		184,296	2,349,774

			4,899,532

Singapore—1.7%
DBS Group Holdings Ltd.		419,448	5,428,840
Singapore Telecommunications Ltd.		1,787,000	5,181,208
SunVic Chemical Holdings Ltd.	*	7,793,200	2,558,647
United Overseas Bank Ltd.		519,236	8,560,100
Wing Tai Holdings Ltd.		957,700	1,472,776

			23,201,571

South Africa—0.1%
Tiger Brands Ltd.		36,546	1,168,618

Spain—2.4%
Gas Natural SDG SA		126,500	2,244,736
Grifols SA	*	2,128	61,345
Grifols SA	*	34,176	1,269,365
Grupo Catalana Occidente SA		115,300	2,505,667
Iberdrola SA		2,129,919	9,957,096
Inditex SA		64,100	8,541,992
Telefonica SA		658,963	8,927,998

			33,508,199

Sweden—1.0%
Hennes & Mauritz AB, Class B		130,300	4,666,579
Hexpol AB		47,400	2,725,033
Lundbergforetagen AB, B Shares		80,494	3,202,769

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Swedish Orphan Biovitrum AB	*	411,400	$2,644,271

			13,238,652

Switzerland—7.6%
ABB Ltd.	*	508,338	11,540,106
Actelion Ltd. (Registered)	*	7,329	398,520
Compagnie Financiere Richemont SA (A Bearer Shares)		42,300	3,330,352
Credit Suisse Group AG (Registered)	*	65,685	1,727,563
Holcim Ltd. (Registered)	*	38,574	3,081,137
Nestle SA		201,686	14,596,947
Novartis AG (Registered)		336,309	23,969,402
Roche Holding AG (Genusschein)		45,574	10,624,355
SGS SA (Registered)	†	2,100	5,154,215
Swiss Life Holding AG (Registered)	*	20,600	3,062,251
Swiss Re AG	*	69,386	5,650,938
Syngenta AG (Registered)		18,500	7,741,477
UBS AG (Registered)		190,822	2,934,311
Zurich Insurance Group AG (Registered)	*	38,251	10,677,755

			104,489,329

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.		1,083,000	3,627,244
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		320,300	5,505,957

			9,133,201

Thailand—0.4%
Kasikornbank PCL NVDR		270,400	1,926,953
PTT PCL	‡	310,000	3,438,810

			5,365,763

Turkey—0.6%
Tupras Turkiye Petrol Rafinerileri AS		107,270	3,226,415
Turk Telekomunikasyon AS		688,891	3,054,174
Turkiye Garanti Bankasi AS		350,489	1,861,174

			8,141,763

United Kingdom—15.1%
3i Group plc		504,800	2,431,143
AstraZeneca plc (London Exchange)		126,599	6,350,299
BAE Systems plc		426,200	2,558,972
Barclays plc		843,300	3,752,064
BG Group plc		274,100	4,716,727
BP plc		2,247,480	15,804,295
British American Tobacco plc		45,800	2,455,912
British Land Co. plc REIT		172,685	1,429,536
BT Group plc		571,780	2,414,959
Centrica plc		849,000	4,752,427
Compass Group plc		193,700	2,479,214
Diageo plc		40,701	1,282,511
easyJet plc		229,500	3,776,104
EnQuest plc	*	1,204,500	2,630,712
GlaxoSmithKline plc		514,688	12,052,470
Home Retail Group plc		1,303,500	3,085,564

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
HSBC Holdings plc (London Exchange)		1,682,326	$17,949,713
Imperial Tobacco Group plc		131,889	4,612,855
InterContinental Hotels Group plc		34,347	1,049,892
Johnson Matthey plc		65,859	2,310,393
Land Securities Group plc REIT		227,249	2,868,683
Meggitt plc		257,286	1,925,070
National Grid plc		1,003,633	11,661,979
Pace plc		886,500	3,277,308
Provident Financial plc		95,300	2,269,635
Prudential plc		80,653	1,309,929
Reckitt Benckiser Group plc		120,500	8,651,607
Rolls-Royce Holdings plc	*	238,691	4,107,190
SABMiller plc		56,657	2,991,001
SABMiller plc		109,381	5,769,386
Severn Trent plc		100,600	2,621,404
Smith & Nephew plc		394,900	4,567,556
Standard Chartered plc (London Exchange)		240,572	6,246,720
TalkTalk Telecom Group plc		658,900	2,727,175
Tesco plc		2,824,243	16,417,700
TUI Travel plc		658,500	3,266,790
Unilever plc		261,694	11,068,911
Vodafone Group plc		3,367,260	9,555,214
William Hill plc		383,900	2,160,405
Wm Morrison Supermarkets plc		850,000	3,572,809
WPP plc		184,063	2,941,519

			207,873,753

United States—1.0%
Catamaran Corp.	*	43,800	2,320,967
Liberty Global, Inc., Series A	*	26,710	1,960,514
Schlumberger Ltd.		51,112	3,827,778
Virgin Media, Inc.		23,795	1,165,241
Yum! Brands, Inc.		51,900	3,733,686

			13,008,186

TOTAL COMMON STOCKS (Cost $1,157,176,585)			1,336,340,547

PREFERRED STOCKS—0.7%
Germany—0.7%
Draegerwerk AG & Co. KGaA		19,785	2,558,417
Henkel AG & Co. KGaA		71,177	6,857,267

TOTAL PREFERRED STOCKS (Cost $8,222,951)			9,415,684

MONEY MARKET FUNDS—5.5%
Institutional Money Market Funds—5.5%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	7,000,000	7,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥30,171,555	30,171,555
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	4,460,364	4,460,364

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	9,000,000	$9,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	7,000,000	7,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	9,000,000	9,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	9,000,000	9,000,000

TOTAL MONEY MARKET FUNDS (Cost $75,631,919)			75,631,919

TOTAL INVESTMENTS—103.2% (Cost $1,241,031,455)			1,421,388,150
Other assets less liabilities—(3.2%)			(44,102,620)

NET ASSETS—100.0%			$1,377,285,530

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
*	Non-income producing.
d	Security has no market value at March 31, 2013.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	8.6%
Insurance	6.7%
Commercial Banks	6.2%
Food & Staples Retailing	5.1%
Diversified Telecommunication Services	4.0%
Food Products	3.5%
Chemicals	3.5%
Automobiles	3.0%
Beverages	2.3%
Real Estate Management & Development	2.2%
Machinery	1.9%
Wireless Telecommunication Services	1.9%
Auto Components	1.8%
Multi-Utilities	1.8%
Health Care Equipment & Supplies	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Media	1.7%
Specialty Retail	1.7%
Personal Products	1.6%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Office Electronics	1.5%
Real Estate Investment Trusts (REITs)	1.5%
Gas Utilities	1.3%
Electrical Equipment	1.2%
Tobacco	1.2%
Biotechnology	1.1%
Aerospace & Defense	1.1%
Building Products	1.0%
Road & Rail	0.9%
Electronic Equipment, Instruments & Components	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Construction Materials	0.7%
Energy Equipment & Services	0.7%
Internet Software & Services	0.7%
Metals & Mining	0.7%
Consumer Finance	0.6%
Health Care Providers & Services	0.6%
Diversified Financial Services	0.6%
Household Products	0.6%
Capital Markets	0.5%
Industrial Conglomerates	0.5%
Trading Companies & Distributors	0.4%
Containers & Packaging	0.4%
Professional Services	0.4%
Transportation Infrastructure	0.4%
IT Services	0.4%
Construction & Engineering	0.4%
Air Freight & Logistics	0.4%
Software	0.3%
Airlines	0.3%
Paper & Forest Products	0.2%
Computers & Peripherals	0.2%
Water Utilities	0.2%
Multiline Retail	0.2%
Thrifts & Mortgage Finance	0.2%
Distributors	0.2%
Internet & Catalog Retail	0.2%
Communications Equipment	0.2%
Commercial Services & Supplies	0.2%
Independent Power Producers & Energy Traders	0.1%

TOTAL COMMON STOCKS	97.0%

Vantagepoint International Fund
PREFERRED STOCKS
Household Products	0.5%
Health Care Equipment & Supplies	0.2%

TOTAL PREFERRED STOCKS	0.7%

MONEY MARKET FUNDS
Institutional Money Market Funds	5.5%

TOTAL INVESTMENTS	103.2%
Other assets less liabilities	(3.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Shares	Value
COMMON STOCKS—3.1%
Capital Markets—0.3%
Franklin Resources, Inc.			14,800	$2,231,988
T. Rowe Price Group, Inc.			12,000	898,440

				3,130,428

Communications Equipment—0.1%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)			70,000	876,939

Electrical Equipment—0.1%
ABB Ltd. (Switzerland)		*	30,000	681,049

Electronic Equipment, Instruments & Components—0.2%
Hon Hai Precision Industry Co. Ltd. (Taiwan)			614,000	1,708,772

Energy Equipment & Services—0.3%
Schlumberger Ltd.			37,036	2,773,626

IT Services—0.1%
Accenture plc, Class A (Ireland)			12,850	976,215

Pharmaceuticals—0.8%
Novo Nordisk A/S, Class B (Denmark)			46,600	7,511,087

Software—0.7%
SAP AG (Germany)			91,800	7,383,217

Textiles, Apparel & Luxury Goods—0.5%
Swatch Group AG (The) (Bearer) (Switzerland)			9,225	5,378,159

TOTAL COMMON STOCKS (Cost $24,194,231)				30,419,492

CONVERTIBLE PREFERRED STOCKS—1.2%
Commercial Banks—0.2%
Fifth Third Bancorp, Perpetual, Series G 8.500%			11,875	1,702,281

Electric Utilities—0.4%
NextEra Energy, Inc. 5.599%			70,500	3,859,558

Oil, Gas & Consumable Fuels—0.6%
Chesapeake Energy Corp., Perpetual 5.750%		^	5,971	6,099,827

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,266,900)				11,661,666

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—35.7%
Aerospace & Defense—0.1%
United Technologies Corp.
1.200%	06/01/2015		$320,000	324,663
0.787%	06/01/2015	#§	1,055,000	1,065,898

				1,390,561

Auto Components—0.1%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		825,000	873,469
6.500%	03/01/2021		500,000	518,125

				1,391,594

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Automobiles—1.0%
Daimler Finance North America LLC
2.300%	01/09/2015	^§	$1,480,000	$1,513,047
1.875%	09/15/2014	^	870,000	883,062
1.300%	07/31/2015	^§	910,000	916,653
1.250%	01/11/2016	^	740,000	743,040
0.905%	01/09/2015	#^§	780,000	783,500
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^§	1,920,000	1,919,585
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,600,000	1,620,896
1.032%	03/21/2014	#^§	1,250,000	1,256,625

				9,636,408

Beverages—1.0%
Anheuser-Busch InBev Finance, Inc.
0.800%	01/15/2016	§	1,700,000	1,702,380
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015	§	820,000	822,020
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013	§	720,000	723,295
Constellation Brands, Inc.
6.000%	05/01/2022		750,000	823,125
Heineken NV (Netherlands)
0.800%	10/01/2015	^§	440,000	440,315
PepsiCo, Inc.
0.700%	08/13/2015	§	1,810,000	1,813,768
0.497%	02/26/2016	#	980,000	981,281
SABMiller Holdings, Inc.
2.450%	01/15/2017	^§	810,000	843,967
1.850%	01/15/2015	^§	1,870,000	1,900,982

				10,051,133

Biotechnology—0.5%
Amgen, Inc.
2.300%	06/15/2016	§	750,000	781,132
1.875%	11/15/2014	§	970,000	989,534
Genzyme Corp.
3.625%	06/15/2015	§	730,000	778,667
Gilead Sciences, Inc.
2.400%	12/01/2014	§	420,000	431,762
Life Technologies Corp.
3.500%	01/15/2016		1,500,000	1,566,600

				4,547,695

Capital Markets—0.8%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	303,531
0.579%	01/31/2014	#§	1,000,000	1,002,124
E*TRADE Financial Corp.
6.000%	11/15/2017	§	585,000	614,981
Morgan Stanley
1.538%	02/25/2016	#§	1,990,000	1,999,895
1.281%	04/29/2013	#§	960,000	960,479
Nomura Holdings, Inc. MTN (Japan)
1.730%	09/13/2016	#	1,510,000	1,515,800
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	802,072

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	$400,000	$426,384

				7,625,266

Chemicals—0.4%
Airgas, Inc.
2.850%	10/01/2013	§	1,270,000	1,283,953
Ashland, Inc.
3.000%	03/15/2016	^	1,100,000	1,122,000
Ecolab, Inc.
2.375%	12/08/2014	§	600,000	616,544
1.000%	08/09/2015	§	230,000	230,742
EI du Pont de Nemours & Co.
0.704%	03/25/2014	#§	620,000	622,740

				3,875,979

Commercial Banks—7.5%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	1,220,000	1,223,828
Banco Bradesco SA (Brazil)
2.390%	05/16/2014	#^§	1,000,000	1,012,599
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^§	1,225,000	1,323,000
Banco de Credito e Inversiones (Chile)
3.000%	09/13/2017	^§	800,000	813,491
Banco del Estado de Chile (Chile)
2.000%	11/09/2017	^§	1,600,000	1,605,737
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^§	1,200,000	1,254,000
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^§	1,320,000	1,359,600
Bancolombia SA (Colombia)
4.250%	01/12/2016	§	300,000	317,640
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^§	1,000,000	1,057,500
Bank of Montreal MTN (Canada)
0.800%	11/06/2015	§	1,140,000	1,139,095
0.751%	09/11/2015	#§	930,000	935,959
Bank of Nova Scotia (Canada)
1.850%	01/12/2015		2,000,000	2,045,104
0.750%	10/09/2015	§	1,780,000	1,780,399
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.738%	02/26/2016	#^§	2,150,000	2,150,297
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	§	925,000	978,829
1.345%	01/13/2014	#§	2,010,000	2,021,139
BB&T Corp.
1.001%	04/28/2014	#	850,000	855,220
BB&T Corp. MTN
3.375%	09/25/2013		400,000	405,875
1.600%	08/15/2017		480,000	485,174
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^§	770,000	759,759
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015	§	2,280,000	2,288,942
Capital One Financial Corp.
2.125%	07/15/2014	§	1,780,000	1,808,414
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	791,936
CIT Group, Inc.
5.000%	05/15/2017		795,000	856,612

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.000%	08/15/2022		$600,000	$643,650
4.750%	02/15/2015	^§	1,440,000	1,512,000
Corpbanca SA (Chile)
3.125%	01/15/2018	§	1,200,000	1,188,767
Credit Suisse (Switzerland)
1.265%	01/14/2014	#§	3,330,000	3,351,938
Discover Bank
2.000%	02/21/2018		1,980,000	1,988,255
Hana Bank (South Korea)
1.375%	02/05/2016	^	255,000	254,322
HSBC USA, Inc.
2.375%	02/13/2015	§	680,000	699,985
ICICI Bank Ltd. (India)
5.500%	03/25/2015	^§	450,000	478,214
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,500,000	1,599,909
1.924%	09/25/2015	#^§	980,000	999,954
KeyBank NA, Bank Note
4.950%	09/15/2015		600,000	653,839
KeyCorp MTN
3.750%	08/13/2015	§	630,000	671,680
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^	1,210,000	1,261,507
Manufacturers & Traders Trust Co.
0.581%	03/07/2016	#§	800,000	799,402
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016		1,720,000	1,724,792
0.602%	01/22/2015	#^§	870,000	870,086
National Bank of Canada (Canada)
1.500%	06/26/2015		600,000	609,385
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^§	800,000	813,837
Royal Bank of Canada (Canada)
0.850%	03/08/2016		2,300,000	2,301,394
0.535%	01/06/2015	#§	850,000	851,567
Societe Generale SA (France)
1.600%	12/13/2013	#^	1,000,000	1,006,173
Sumitomo Mitsui Banking Corp. (Japan)
0.900%	01/18/2016	§	1,070,000	1,067,382
Svenska Handelsbanken AB (Sweden)
0.732%	03/21/2016	#	2,580,000	2,581,510
Toronto-Dominion Bank (The) (Canada)
0.605%	07/14/2014	#§	1,320,000	1,323,877
Toronto-Dominion Bank (The) MTN (Canada)
2.500%	07/14/2016		2,100,000	2,202,856
Union Bank NA
1.233%	06/06/2014	#§	1,360,000	1,370,533
Union Bank NA, Bank Note
2.125%	12/16/2013		1,560,000	1,576,090
US Bancorp
4.200%	05/15/2014		800,000	834,193
US Bank NA, Bank Note
0.585%	10/14/2014	#§	1,500,000	1,503,789
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,390,000	1,478,102
Wells Fargo & Co.
1.205%	06/26/2015	#§	1,000,000	1,013,629
Wells Fargo & Co. MTN
2.100%	05/08/2017		340,000	350,955
1.250%	02/13/2015		200,000	202,398

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Westpac Banking Corp. (Australia)
1.044%	09/25/2015	#§	$2,540,000	$2,565,804
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016	§	2,520,000	2,531,108

				74,153,031

Communications Equipment—0.2%
Cisco Systems, Inc.
0.531%	03/14/2014	#§	1,500,000	1,504,501
SBA Communications Corp.
5.625%	10/01/2019	^	500,000	516,250

				2,020,751

Computers & Peripherals—0.2%
Hewlett-Packard Co.
2.350%	03/15/2015	§	1,200,000	1,224,857
1.830%	09/19/2014	#§	900,000	909,203

				2,134,060

Consumer Finance—3.3%
Ally Financial, Inc.
4.625%	06/26/2015	§	1,500,000	1,570,275
American Express Credit Corp.
1.134%	06/24/2014	#	1,570,000	1,582,270
American Express Credit Corp. MTN
1.903%	06/19/2013	#§	700,000	702,447
1.750%	06/12/2015	§	530,000	541,835
American Honda Finance Corp.
1.450%	02/27/2015	^§	2,410,000	2,444,005
Banque PSA Finance SA (France)
2.183%	04/04/2014	#^	1,360,000	1,348,528
Caterpillar Financial Services Corp. MTN
0.642%	02/09/2015	#§	1,200,000	1,205,658
0.527%	02/26/2016	#§	800,000	801,275
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014	§	1,700,000	1,718,850
Ford Motor Credit Co. LLC
3.875%	01/15/2015	§	2,620,000	2,724,839
3.000%	06/12/2017	§	1,275,000	1,308,901
General Motors Financial Co., Inc.
4.750%	08/15/2017	^§	1,130,000	1,179,669
HSBC Finance Corp.
0.554%	01/15/2014	#	1,500,000	1,498,595
Hyundai Capital America
1.625%	10/02/2015	^§	1,010,000	1,017,518
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	642,000
4.875%	04/01/2015	§	1,630,000	1,715,575
John Deere Capital Corp.
0.451%	04/25/2014	#§	910,000	911,594
John Deere Capital Corp. MTN
1.600%	03/03/2014	§	2,720,000	2,751,658
0.450%	06/16/2014	#§	850,000	851,721
PACCAR Financial Corp.
0.534%	06/05/2014	#§	380,000	381,132
PACCAR Financial Corp. MTN
1.550%	09/29/2014		710,000	722,204
1.050%	06/05/2015		320,000	323,582
0.700%	11/16/2015	§	910,000	910,683
Toyota Motor Credit Corp.
0.875%	07/17/2015	§	2,640,000	2,658,221

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015	§	$1,050,000	$1,059,358

				32,572,393

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	307,814

Diversified Financial Services—3.5%
ABN AMRO Bank NV (Netherlands)
1.375%	01/22/2016	^§	1,000,000	1,001,219
Alliance Data Systems Corp.
5.250%	12/01/2017	^§	1,000,000	1,042,500
Bank of America Corp.
4.500%	04/01/2015	§	600,000	636,079
3.700%	09/01/2015		1,370,000	1,444,739
1.500%	10/09/2015	§	360,000	361,412
Bank of America Corp. MTN
1.354%	03/22/2018	#	1,700,000	1,700,396
1.250%	01/11/2016		570,000	568,004
1.104%	03/22/2016	#	840,000	837,423
Bank of America Corp., Series 1
3.750%	07/12/2016		385,000	409,790
Citigroup, Inc.
6.000%	12/13/2013		475,000	492,222
4.450%	01/10/2017	§	675,000	743,783
2.293%	08/13/2013	#§	1,530,000	1,540,205
2.250%	08/07/2015	§	1,540,000	1,577,223
1.084%	04/01/2016	#	2,420,000	2,423,192
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,043,531
Equifax, Inc.
4.450%	12/01/2014		160,000	168,522
ERAC USA Finance LLC
2.250%	01/10/2014	^	630,000	637,521
1.400%	04/15/2016	^	260,000	261,707
General Electric Capital Corp.
5.900%	05/13/2014	§	430,000	455,738
2.150%	01/09/2015	§	1,740,000	1,785,113
1.625%	07/02/2015	§	1,100,000	1,119,401
1.000%	12/11/2015	§	1,310,000	1,319,014
General Electric Capital Corp., Series A
3.750%	11/14/2014	§	750,000	787,871
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^§	915,000	918,733
Hutchison Whampoa International 12 II Ltd.
(Cayman Islands)
2.000%	11/08/2017	^	530,000	535,627
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
7.750%	01/15/2016	§	1,035,000	1,078,987
JPMorgan Chase & Co.
5.250%	05/01/2015		1,335,000	1,447,882
1.201%	01/25/2018	#§	1,300,000	1,310,078
0.908%	02/26/2016	#§	870,000	871,128
JPMorgan Chase & Co. MTN
1.100%	10/15/2015		780,000	781,594
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,264,692
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	§	1,070,000	1,080,696

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
National Rural Utilities Cooperative Finance Corp. MTN
0.533%	04/04/2014	#§		$420,000	$420,659
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	^		530,000	535,865
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.
8.250%	09/01/2017			800,000	863,500
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016	§		1,090,000	1,146,544

					34,612,590

Diversified Telecommunication Services—1.6%
AT&T, Inc.
0.875%	02/13/2015	§		3,410,000	3,418,426
British Telecommunications plc (United Kingdom)
2.000%	06/22/2015			400,000	409,458
1.405%	12/20/2013	#§		1,000,000	1,008,010
CenturyLink, Inc.
5.800%	03/15/2022			650,000	659,266
Frontier Communications Corp.
8.500%	04/15/2020			1,080,000	1,228,500
Hughes Satellite Systems Corp.
7.625%	06/15/2021			1,290,000	1,481,887
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^		1,170,000	1,246,518
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013			280,000	285,880
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013			1,260,000	1,261,549
Verizon Communications, Inc.
0.481%	03/06/2015	#^§		1,500,000	1,500,135
Virgin Media Finance plc (United Kingdom)
5.250%	02/15/2022			450,000	459,563
4.875%	02/15/2022			300,000	305,250
Vivendi SA (France)
2.400%	04/10/2015	^		650,000	663,799
Windstream Corp.
8.125%	08/01/2013	§		300,000	306,375
7.875%	11/01/2017	§		990,000	1,136,025

					15,370,641

Electric Utilities—0.7%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL	775,000	402,350
Duke Energy Corp.
3.950%	09/15/2014	§		290,000	303,482
GDF Suez (France)
1.625%	10/10/2017	^§		370,000	372,317
Georgia Power Co.
1.300%	09/15/2013	§		1,260,000	1,265,621
0.600%	03/15/2016	#§		470,000	470,616
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015			2,000,000	2,077,446
1.611%	06/01/2014	§		340,000	343,294
1.200%	06/01/2015	§		130,000	131,052
Northeast Utilities
1.030%	09/20/2013	#§		1,190,000	1,193,970

					6,560,148

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		$520,000	$523,026
Tech Data Corp.
3.750%	09/21/2017	§	1,600,000	1,668,178

				2,191,204

Energy Equipment & Services—0.3%
Cameron International Corp.
1.217%	06/02/2014	#§	1,010,000	1,015,989
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	930,000	935,036
Precision Drilling Corp. (Canada)
6.625%	11/15/2020		925,000	992,063

				2,943,088

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017	§	750,000	775,397
Safeway, Inc.
1.780%	12/12/2013	#§	1,230,000	1,237,722
Walgreen Co.
1.000%	03/13/2015	§	650,000	651,613
0.780%	03/13/2014	#§	1,270,000	1,273,711

				3,938,443

Food Products—1.2%
ARAMARK Corp.
5.750%	03/15/2020	^	720,000	739,800
Campbell Soup Co.
0.599%	08/01/2014	#§	560,000	561,672
ConAgra Foods, Inc.
1.350%	09/10/2015		220,000	221,737
1.300%	01/25/2016	§	510,000	514,384
General Mills, Inc.
5.250%	08/15/2013	§	1,500,000	1,526,784
0.875%	01/29/2016	§	280,000	281,139
0.601%	01/29/2016	#§	510,000	510,793
Hawk Acquisition Sub, Inc.
4.250%	10/15/2020	^	1,200,000	1,203,000
Ingredion, Inc.
3.200%	11/01/2015		350,000	367,431
Kellogg Co.
1.125%	05/15/2015		1,100,000	1,110,941
0.522%	02/13/2015	#§	270,000	270,478
Kraft Foods Group, Inc.
1.625%	06/04/2015		500,000	507,974
Mondelez International, Inc.
5.250%	10/01/2013		390,000	398,997
2.625%	05/08/2013		390,000	390,744
Unilever Capital Corp.
0.450%	07/30/2015	§	680,000	678,420
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,510,000	2,578,546

				11,862,840

Gas Utilities—0.1%
Sabine Pass LNG LP
7.500%	11/30/2016	§	1,140,000	1,265,400

Health Care Equipment & Supplies—0.4%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		1,250,000	1,253,646

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.350%	05/29/2015		$400,000	$405,975
DENTSPLY International, Inc.
1.790%	08/15/2013	#§	1,640,000	1,646,840
Stryker Corp.
3.000%	01/15/2015	§	790,000	825,436

				4,131,897

Health Care Providers & Services—1.0%
CHS/Community Health Systems, Inc.
5.125%	08/15/2018	§	785,000	824,250
DaVita HealthCare Partners, Inc.
6.625%	11/01/2020		1,050,000	1,142,531
Express Scripts Holding Co.
2.750%	11/21/2014		1,500,000	1,545,603
2.100%	02/12/2015	§	330,000	337,274
HCA Holdings, Inc.
7.750%	05/15/2021		600,000	670,125
HCA, Inc.
6.750%	07/15/2013	§	355,000	360,991
5.875%	03/15/2022		250,000	270,000
4.750%	05/01/2023		600,000	598,500
Quest Diagnostics, Inc.
1.134%	03/24/2014	#§	890,000	894,604
UnitedHealth Group, Inc.
1.400%	10/15/2017		300,000	302,507
0.850%	10/15/2015	§	180,000	180,658
WellPoint, Inc.
2.375%	02/15/2017		1,645,000	1,705,780
1.250%	09/10/2015	§	1,060,000	1,069,405

				9,902,228

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	321,362
1.200%	02/05/2016	§	670,000	671,323

				992,685

Household Durables—0.2%
Lennar Corp.
4.750%	12/15/2017		800,000	842,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019		1,000,000	1,098,750

				1,940,750

Independent Power Producers & Energy Traders—0.2%
Abu Dhabi National Energy Co. (United Arab Emirates)
4.750%	09/15/2014	^	1,400,000	1,471,176

Industrial Conglomerates—0.1%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	761,486
Danaher Corp.
1.300%	06/23/2014		500,000	505,352

				1,266,838

Insurance—0.7%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	541,272
American International Group, Inc.
2.375%	08/24/2015		460,000	472,143

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		$570,000	$602,696
MetLife Institutional Funding II
0.675%	01/06/2015	#^§	500,000	500,747
MetLife, Inc.
2.375%	02/06/2014	§	980,000	995,831
New York Life Global Funding
0.320%	09/19/2014	#^§	1,360,000	1,362,007
Principal Life Global Funding II
1.000%	12/11/2015	^§	1,150,000	1,153,931
Prudential Financial, Inc., Series B MTN
4.750%	04/01/2014	§	1,600,000	1,664,625

				7,293,252

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	§	2,020,000	2,018,885

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	568,207
Equinix, Inc.
5.375%	04/01/2023		775,000	788,563

				1,356,770

IT Services—0.0%
Computer Sciences Corp.
2.500%	09/15/2015		300,000	308,278

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	732,956

Machinery—0.4%
Case New Holland, Inc.
7.750%	09/01/2013	§	1,450,000	1,488,425
Eaton Corp.
0.950%	11/02/2015	^§	980,000	985,224
Terex Corp.
6.500%	04/01/2020		1,135,000	1,215,869
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		310,000	313,817

				4,003,335

Media—1.0%
CC Holdings GS V LLC
2.381%	12/15/2017	^	430,000	433,260
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%	09/30/2022		925,000	913,438
COX Communications, Inc.
5.450%	12/15/2014		160,000	172,873
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		630,000	666,691
3.125%	02/15/2016		570,000	598,695
DISH DBS Corp.
6.625%	10/01/2014	§	850,000	906,312
4.625%	07/15/2017	§	1,120,000	1,167,600
Mediacom LLC/Mediacom Capital Corp.
7.250%	02/15/2022		800,000	884,000
NBCUniversal Enterprise, Inc.
0.965%	04/15/2018	#^	690,000	688,650
0.817%	04/15/2016	#^	340,000	340,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NBCUniversal Media LLC
2.100%	04/01/2014	§	$1,600,000	$1,622,558
Time Warner, Inc.
3.150%	07/15/2015		500,000	526,868
Viacom, Inc.
4.375%	09/15/2014		500,000	525,932

				9,446,897

Metals & Mining—1.1%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	§	1,100,000	1,143,922
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015	§	1,840,000	1,858,656
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^	220,000	229,350
FMG Resources August 2006 Pty Ltd. (Australia)
8.250%	11/01/2019	^	925,000	1,002,469
6.875%	04/01/2022	^	200,000	210,250
6.000%	04/01/2017	^§	835,000	862,137
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		310,000	313,960
1.400%	02/13/2015	§	700,000	705,393
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015	§	800,000	805,196
Xstrata Finance Canada Ltd. (Canada)
2.450%	10/25/2017	^	2,480,000	2,516,466
1.800%	10/23/2015	^§	630,000	637,557

				10,285,356

Multiline Retail—0.1%
Target Corp.
1.125%	07/18/2014	§	600,000	606,446

Multi-Utilities—0.2%
DTE Energy Co.
0.987%	06/03/2013	#§	2,070,000	2,072,058

Oil, Gas & Consumable Fuels—1.8%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015	§	805,000	853,886
0.700%	11/06/2015	§	1,850,000	1,848,056
ConocoPhillips
4.750%	02/01/2014		199,000	206,191
CONSOL Energy, Inc.
8.000%	04/01/2017	§	230,000	248,975
Copano Energy LLC/Copano Energy Finance Corp.
7.125%	04/01/2021		400,000	464,000
Denbury Resources, Inc.
4.625%	07/15/2023		1,200,000	1,159,500
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	322,527
Husky Energy, Inc. (Canada)
5.900%	06/15/2014	§	550,000	583,144
Marathon Oil Corp.
0.900%	11/01/2015	§	1,080,000	1,078,051
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500%	07/15/2023		200,000	196,000
Murphy Oil Corp.
2.500%	12/01/2017	§	500,000	502,624
Petrohawk Energy Corp.
7.875%	06/01/2015	§	1,000,000	1,034,972

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Phillips 66
2.950%	05/01/2017		$310,000	$328,852
1.950%	03/05/2015		310,000	316,959
Plains Exploration & Production Co.
6.500%	11/15/2020	§	1,120,000	1,243,200
6.125%	06/15/2019		400,000	440,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
5.500%	09/30/2014	^	750,000	799,688
Rockies Express Pipeline LLC
3.900%	04/15/2015	^§	770,000	779,625
Sibur Securities Ltd. (Ireland)
3.914%	01/31/2018	^§	760,000	750,500
Tesoro Corp.
4.250%	10/01/2017		780,000	819,000
Total Capital Canada Ltd. (Canada)
0.683%	01/15/2016	#§	760,000	763,894
0.383%	05/13/2013	#§	1,000,000	1,000,370
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015	§	630,000	666,542
0.750%	01/15/2016	§	300,000	299,843
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,205,113

				17,911,512

Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015	§	540,000	568,927

Pharmaceuticals—1.4%
AbbVie, Inc.
1.750%	11/06/2017	^	1,620,000	1,641,505
1.200%	11/06/2015	^	1,630,000	1,643,710
1.056%	11/06/2015	#^§	1,800,000	1,827,191
GlaxoSmithKline Capital plc (United Kingdom)
0.750%	05/08/2015	§	560,000	562,788
Novartis Capital Corp.
4.125%	02/10/2014		1,580,000	1,628,851
Sanofi (France)
1.625%	03/28/2014	§	500,000	506,484
Takeda Pharmaceutical Co. Ltd. (Japan)
1.031%	03/17/2015	^§	2,500,000	2,522,820
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		580,000	587,058
0.782%	03/21/2014	#§	470,000	471,822
Valeant Pharmaceuticals International
6.500%	07/15/2016	^§	1,620,000	1,698,975
Zoetis, Inc.
1.150%	02/01/2016	^§	170,000	170,571

				13,261,775

Real Estate Investment Trusts (REITs)—0.7%
Digital Realty Trust LP
4.500%	07/15/2015		630,000	669,751
Duke Realty LP
5.400%	08/15/2014		650,000	685,709
HCP, Inc.
2.700%	02/01/2014		1,610,000	1,635,569
Health Care REIT, Inc.
6.000%	11/15/2013		930,000	959,598

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Simon Property Group LP
4.200%	02/01/2015		$250,000	$263,824
Ventas Realty LP/Ventas Capital Corp.
2.000%	02/15/2018		1,640,000	1,651,168
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,311,259

				7,176,878

Road & Rail—0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	^	840,000	866,250
JB Hunt Transport Services, Inc.
3.375%	09/15/2015	§	970,000	1,008,323
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^§	1,400,000	1,449,301
2.500%	03/15/2016	^§	1,100,000	1,127,481
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	639,237

				5,090,592

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp.
1.350%	12/15/2017		230,000	231,045
Texas Instruments, Inc.
0.450%	08/03/2015		1,380,000	1,377,091
TSMC Global Ltd.
0.950%	04/03/2016	^‡	260,000	260,000
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	509,256

				2,377,392

Software—0.2%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	485,852
Microsoft Corp.
2.950%	06/01/2014	§	900,000	927,931
Oracle Corp.
3.750%	07/08/2014		750,000	781,435

				2,195,218

Specialty Retail—0.2%
L Brands, Inc.
5.625%	02/15/2022		500,000	532,500
Michaels Stores, Inc.
7.750%	11/01/2018		750,000	823,125
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022		600,000	629,250

				1,984,875

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc.
6.375%	12/15/2020		1,250,000	1,367,187
Levi Strauss & Co.
6.875%	05/01/2022		950,000	1,045,000
VF Corp.
1.038%	08/23/2013	#§	700,000	702,218

				3,114,405

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,200,485

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^§	$1,460,000	$1,478,158
Reynolds American, Inc.
1.050%	10/30/2015	§	510,000	510,503

				1,988,661

Trading Companies & Distributors—0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		20,000	21,850
6.750%	05/20/2020		700,000	764,750
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	800,000	856,000
Aviation Capital Group Corp.
4.625%	01/31/2018	^	490,000	506,067

				2,148,667

Water Utilities—0.1%
Veolia Environnement SA (France)
5.250%	06/03/2013		910,000	915,665

Wireless Telecommunication Services—0.6%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	§	350,000	368,659
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014	§	1,390,000	1,461,677
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,090,000	1,134,981
0.900%	02/19/2016	§	2,580,000	2,575,683

				5,541,000

TOTAL CORPORATE OBLIGATIONS (Cost $345,234,840)				351,756,898

MORTGAGE-BACKED SECURITIES—5.4%
Commercial Mortgage-Backed Securities— 0.4%
Del Coronado Trust, Series 2013-HDC, Class A
1.003%	03/15/2026	#^	1,040,000	1,040,000
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	573,587	654,442
Motel 6 Trust, Series 2012-MTL6, Class A1
1.500%	10/05/2025	^	1,000,000	1,007,651
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020	§	835,137	850,678

				3,552,771

Non-Agency Mortgage-Backed Securities— 2.2%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.728%	10/20/2032	#	567,791	565,992
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A2
0.314%	05/25/2037	#	214,971	214,366
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		112,426	116,412
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.203%	02/27/2047	#^§	3,808,789	3,789,357

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.703%	10/18/2054	#^§	$4,040,000	$4,128,186
GSAMP Trust, Series 2004-SEA2, Class M1
0.854%	03/25/2034	#	1,700,000	1,681,868
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/01/2043	#^	1,260,000	1,281,143
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2
0.284%	03/25/2037	#	130,977	130,686
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	1,759,686	1,806,464
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	1,830,962	1,883,808
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,583,702	1,585,061
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,880,000	1,882,190
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	857,452	868,856
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	1,083,323	1,087,563
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.822%	03/25/2044	#	819,051	820,514

			21,842,466

U.S. Government Agency Mortgage-Backed Securities— 2.8%
Federal Home Loan Mortgage Corp.
3.966%	12/01/2039	#	284,106	304,051
2.385%	09/01/2035	#§	4,308,132	4,584,682
Federal National Mortgage Association
5.000%	01/01/2018		734,265	794,348
3.140%	07/01/2041	#	3,675,094	3,877,965
3.071%	06/01/2041	#	2,277,375	2,402,241
3.000%	10/01/2042		4,618,966	4,769,359
2.773%	03/01/2036	#	166,422	177,887
2.477%	03/01/2036	#	1,489,232	1,584,237
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019	§	136,555	137,805
Federal National Mortgage Association REMICS, Series 2012-1, Class AE
1.750%	12/25/2021	§	1,809,021	1,864,222
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.554%	04/25/2019	#	1,133,808	1,140,046
Government National Mortgage Association, Series 2004-19, Class FC
0.503%	03/20/2034	#§	738,499	739,597
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.653%	10/07/2020	#§	1,312,733	1,316,842
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		313,401	317,037
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.573%	11/06/2017	#§	2,618,011	2,628,640

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.583%	03/06/2020	#§		$1,204,277	$1,206,914

					27,845,873

TOTAL MORTGAGE-BACKED SECURITIES (Cost $52,759,814)					53,241,110

CONVERTIBLE DEBT OBLIGATIONS—37.4%
Aerospace & Defense—0.7%
Alliant Techsystems, Inc.
3.000%	08/15/2024			3,995,000	4,344,563
L-3 Communications Holdings, Inc.
3.000%	08/01/2035			2,725,000	2,769,281

					7,113,844

Automobiles—0.2%
Volkswagen International Finance NV (Netherlands)
5.500%	11/09/2015	^	EUR	1,300,000	1,707,232

Beverages—0.9%
Asahi Group Holdings Ltd. (Japan)
0.000%	05/26/2028		JPY	360,000,000	4,440,962
Molson Coors Brewing Co.
2.500%	07/30/2013			3,815,000	3,941,372

					8,382,334

Biotechnology—0.3%
Gilead Sciences, Inc.
1.625%	05/01/2016			1,250,000	2,715,631

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^		1,260,000	1,386,000

Capital Markets—1.8%
Affiliated Managers Group, Inc.
3.950%	08/15/2038			4,105,000	5,110,725
Ares Capital Corp.
5.750%	02/01/2016			867,000	943,946
Billion Express Investments Ltd. (Virgin Islands, British)
0.750%	10/18/2015			4,600,000	4,723,050
Temasek Financial III Pte Ltd. (Singapore)
0.000%	10/24/2014		SGD	7,750,000	6,686,238

					17,463,959

Commercial Services & Supplies—0.1%
Covanta Holding Corp.
3.250%	06/01/2014			950,000	1,228,469

Communications Equipment—0.6%
Arris Group, Inc.
2.000%	11/15/2026			5,095,000	5,715,953

Computers & Peripherals—0.8%
SanDisk Corp.
1.500%	08/15/2017			3,225,000	4,172,344
1.000%	05/15/2013			3,570,000	3,571,646

					7,743,990

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Construction & Engineering—0.2%
Larsen & Toubro Ltd. (India)
3.500%	10/22/2014			$1,800,000	$1,860,300

Containers & Packaging—0.6%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^		5,655,000	5,715,084

Diversified Consumer Services—0.2%
Stewart Enterprises, Inc.
3.125%	07/15/2014			2,300,000	2,410,688

Diversified Financial Services—0.6%
Industrivarden AB (Sweden)
2.500%	02/27/2015		EUR	600,000	989,075
1.875%	02/27/2017		EUR	1,850,000	2,591,965
KDDI Corp. (Japan)
0.000%	12/14/2015		JPY	180,000,000	2,602,911

					6,183,951

Diversified Telecommunication Services—0.3%
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017			1,900,000	2,518,450

Electrical Equipment—0.7%
EnerSys, Inc.
3.375%	06/01/2038			810,000	1,022,123
General Cable Corp.
0.875%	11/15/2013			5,480,000	5,466,300

					6,488,423

Electronic Equipment, Instruments & Components—1.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)
0.000%	10/12/2013			1,800,000	1,810,800
Pegatron Corp. (Taiwan)
0.000%	02/06/2017			2,600,000	3,095,300
TPK Holding Co. Ltd. (Cayman Islands)
0.000%	10/01/2017			1,750,000	2,248,312
TTM Technologies, Inc.
3.250%	05/15/2015			3,825,000	3,832,172

					10,986,584

Energy Equipment & Services—2.5%
Bristow Group, Inc.
3.000%	06/15/2038			2,265,000	2,608,997
Exterran Holdings, Inc.
4.250%	06/15/2014			5,020,000	6,397,363
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026			5,795,000	6,231,943
SEACOR Holdings, Inc.
2.500%	12/15/2027	^		760,000	830,300
Subsea 7 SA (Luxembourg)
2.250%	10/11/2013			4,000,000	4,490,000
Technip SA (France)
0.500%	01/01/2016		EUR	1,032,800	1,285,709
0.250%	01/01/2017		EUR	2,240,000	3,072,933

					24,917,245

Food Products—0.4%
Archer-Daniels-Midland Co.
0.875%	02/15/2014			3,530,000	3,569,712

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Health Care Equipment & Supplies—3.7%
Alere, Inc.
3.000%	05/15/2016			$3,575,000	$3,530,313
Elekta AB (Sweden)
2.750%	04/25/2017		SEK	25,180,100	4,840,462
Hologic, Inc.
2.000%	12/15/2037			2,410,000	2,916,100
2.000%	12/15/2043			1,340,000	1,407,837
2.000%	03/01/2042			4,435,000	4,656,750
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016			6,625,000	6,798,906
Medtronic, Inc., Series B
1.625%	04/15/2013			3,230,000	3,235,712
NuVasive, Inc.
2.750%	07/01/2017			6,335,000	6,192,463
Qiagen Euro Finance SA MTN (Luxembourg)
3.250%	05/16/2026			1,900,000	2,372,625

					35,951,168

Health Care Providers & Services—1.4%
LifePoint Hospitals, Inc.
3.500%	05/15/2014			7,295,000	7,992,584
Omnicare, Inc.
3.250%	12/15/2035			5,580,000	5,600,925

					13,593,509

Hotels, Restaurants & Leisure—1.0%
International Game Technology
3.250%	05/01/2014			4,415,000	4,770,960
MGM Resorts International
4.250%	04/15/2015			4,850,000	5,277,406

					10,048,366

Household Durables—0.6%
Jarden Corp.
1.875%	09/15/2018	^		2,420,000	2,769,388
Lennar Corp.
2.000%	12/01/2020	^		1,850,000	2,808,531

					5,577,919

Household Products—0.3%
Unicharm Corp. (Japan)
0.000%	09/24/2015		JPY	200,000,000	3,011,367

Industrial Conglomerates—1.2%
Danaher Corp.
0.000%	01/22/2021			865,000	1,564,028
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017			9,750,000	10,204,289

					11,768,317

Internet & Catalog Retail—0.4%
priceline.com, Inc.
1.000%	03/15/2018			3,960,000	4,383,225

Internet Software & Services—0.4%
WebMD Health Corp.
2.500%	01/31/2018			4,150,000	3,838,750

IT Services—0.5%
AtoS (France)
2.500%	01/01/2016		EUR	2,500,000	1,808,668

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Cap Gemini SA (France)
3.500%	01/01/2014		EUR$	5,303,200	$2,613,086

					4,421,754

Life Sciences Tools & Services—1.0%
Charles River Laboratories International, Inc.
2.250%	06/15/2013			4,780,000	4,830,788
Illumina, Inc.
0.250%	03/15/2016	^		5,200,000	5,018,000

					9,848,788

Machinery—1.1%
AGCO Corp.
1.250%	12/15/2036			600,000	781,500
Disco Corp. (Japan)
0.000%	12/16/2014		JPY	140,000,000	1,666,065
Greenbrier Cos., Inc.
3.500%	04/01/2018			1,455,000	1,463,184
Navistar International Corp.
3.000%	10/15/2014			380,000	389,738
Trinity Industries, Inc.
3.875%	06/01/2036			5,185,000	6,244,684

					10,545,171

Media—1.1%
Live Nation Entertainment, Inc.
2.875%	07/15/2027			4,450,000	4,483,375
Omnicom Group, Inc.
0.000%	07/01/2038			3,475,000	4,122,219
Publicis Groupe SA (France)
1.000%	01/18/2018		EUR	2,675,000	1,949,919
XM Satellite Radio, Inc.
7.000%	12/01/2014	^		400,000	710,000

					11,265,513

Metals & Mining—1.6%
ArcelorMittal (Luxembourg)
5.000%	05/15/2014			2,520,000	2,592,450
Goldcorp, Inc. (Canada)
2.000%	08/01/2014			4,220,000	4,412,537
Newmont Mining Corp., Series A
1.250%	07/15/2014			1,065,000	1,196,128
Newmont Mining Corp., Series B
1.625%	07/15/2017			2,300,000	2,827,563
Steel Dynamics, Inc.
5.125%	06/15/2014			4,500,000	5,073,750

					16,102,428

Oil, Gas & Consumable Fuels—1.1%
Beach Energy Ltd. (Australia)
3.950%	04/03/2017		AUD	1,700,000	1,845,178
Chesapeake Energy Corp.
2.500%	05/15/2037			6,125,000	5,899,140
Goodrich Petroleum Corp.
5.000%	10/01/2029			3,045,000	3,043,097

					10,787,415

Pharmaceuticals—1.9%
ALZA Corp.
0.000%	07/28/2020			1,853,000	2,075,360
Medicines Co. (The)
1.375%	06/01/2017	^		1,595,000	2,148,265

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015		JPY$	295,000,000	$3,909,412
Shire plc (Jersey, Channel Islands)
2.750%	05/09/2014			4,270,000	4,660,705
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026			3,245,000	3,388,997
UCB SA (Belgium)
4.500%	10/22/2015		EUR	1,500,000	2,578,922

					18,761,661

Real Estate Investment Trusts (REITs)—1.1%
Boston Properties LP
3.625%	02/15/2014	^		3,240,000	3,359,475
Health Care REIT, Inc.
3.000%	12/01/2029			2,190,000	2,874,375
ProLogis LP
3.250%	03/15/2015			4,125,000	4,772,109

					11,005,959

Road & Rail—0.1%
Avis Budget Group, Inc.
3.500%	10/01/2014			800,000	1,437,000

Semiconductors & Semiconductor Equipment—1.4%
Lam Research Corp.
0.500%	05/15/2016			2,560,000	2,614,400
Linear Technology Corp., Series A
3.000%	05/01/2027			2,690,000	2,881,662
Micron Technology, Inc.
1.875%	06/01/2014			5,270,000	5,428,100
SK Hynix, Inc. (Korea, Republic of)
2.650%	05/14/2015			2,600,000	2,918,500

					13,842,662

Software—2.3%
Electronic Arts, Inc.
0.750%	07/15/2016			5,340,000	5,199,825
Mentor Graphics Corp.
4.000%	04/01/2031			1,300,000	1,533,187
Nuance Communications, Inc.
2.750%	11/01/2031			4,175,000	4,334,172
Rovi Corp.
2.625%	02/15/2040			2,505,000	2,559,797
Salesforce.com, Inc.
0.250%	04/01/2018	^		2,000,000	2,006,250
Symantec Corp., Series B
1.000%	06/15/2013			1,735,000	2,240,319
TIBCO Software, Inc.
2.250%	05/01/2032	^		5,080,000	4,943,475

					22,817,025

Specialty Retail—0.5%
Group 1 Automotive, Inc.
2.250%	06/15/2036			4,587,000	5,332,388

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG, Series ADS (Germany)
0.250%	06/14/2019		EUR	2,200,000	3,402,696
Iconix Brand Group, Inc.
2.500%	06/01/2016	^		4,980,000	5,555,813
1.500%	03/15/2018	^		1,000,000	1,080,000

					10,038,509

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Trading Companies & Distributors—0.3%
Titan Machinery, Inc.
3.750%	05/01/2019		^		$2,570,000	$2,597,306

Transportation Infrastructure—0.9%
Deutsche Post AG (Germany)
0.600%	12/06/2019			EUR	6,000,000	8,699,403

Wireless Telecommunication Services—0.4%
Leap Wireless International, Inc.
4.500%	07/15/2014				3,905,000	3,997,744
SK Telecom Co. Ltd. (South Korea)
1.750%	04/07/2014				200,000	241,000

						4,238,744

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $351,542,919)						368,022,196

U.S. TREASURY OBLIGATIONS—5.4%
U.S. Treasury Bills—2.8%
U.S. Treasury Bill
0.106%	07/18/2013				7,300,000	7,298,416
0.105%	04/04/2013				10,700,000	10,699,940
0.104%	09/26/2013				2,700,000	2,698,599
0.087%	05/16/2013				2,000,000	1,999,882
0.081%	05/30/2013				1,000,000	999,904
0.061%	06/13/2013		‡‡		4,460,000	4,459,500

						28,156,241

U.S. Treasury Notes—2.6%
U.S. Treasury Note
1.250%	10/31/2015				310,000	317,435
0.375%	01/15/2016 03/15/2016	-			21,185,000	21,205,847
0.250%	04/30/2014 12/15/2015	-			2,310,000	2,307,485
0.250%	09/15/2014		§		1,300,000	1,300,863
0.125%	09/30/2013		‡‡		200,000	200,031

						25,331,661

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,438,164)						53,487,902

GOVERNMENT RELATED OBLIGATIONS—2.9%
U.S. Government Agencies—0.7%
Federal National Mortgage Association
0.500%	03/30/2016				3,650,000	3,656,924
National Credit Union Administration Guaranteed Notes, Series A1
0.222%	06/12/2013		#		1,510,000	1,509,970
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015				2,050,000	2,096,022

						7,262,916

Non-U.S. Government Agencies—0.3%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015		^		600,000	629,100
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		§		470,000	480,934

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	§		$1,400,000	$1,505,000

					2,615,034

Sovereign Debt—0.7%
Mexican Bonos (Mexico)
6.000%	06/18/2015		MXN	30,649,000	2,578,040
Mexico Government International Bond (Mexico)
5.875%	02/17/2014	§		1,300,000	1,357,850
Panama Government International Bond (Panama)
7.250%	03/15/2015	§		1,150,000	1,285,125
Qatar Government International Bond (Qatar)
3.125%	01/20/2017	^		900,000	956,250
South Africa Government International Bond (South Africa)
6.500%	06/02/2014	§		1,000,000	1,066,000

					7,243,265

U.S. Municipal Bonds—1.0%
Citizens Property Insurance Corp. Revenue Bonds, Series 2012 (Florida)
2.500%	06/01/2013	§		1,500,000	1,505,430
Jobsohio Beverage Systems Ohio Statewide Liquor Profits (Ohio)
0.872%	01/01/2015	§		510,000	510,724
Michigan Finance Authority, Series B-1 (Michigan)
2.000%	08/20/2013	§		220,000	221,421
New York Liberty Development Corp. (New York)
0.250%	12/01/2049	§		530,000	530,005
Orange County California Pension Obligation, Series A (California)
0.610%	11/01/2013			310,000	310,090
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.904%	06/02/2014	#§		1,500,000	1,502,415
State of California, Series A-2 (California)
2.500%	06/20/2013	§		1,270,000	1,276,452
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.943%	07/15/2014	#§		1,695,000	1,701,916
University of California Revenue Bonds (California)
1.988%	05/15/2050	#		1,000,000	1,001,260
0.784%	07/01/2041	#		1,000,000	1,003,100

					9,562,813

Non-U.S. Regional Authority Bonds—0.2%
Province of Ontario (Canada)
2.950%	02/05/2015			1,530,000	1,600,522

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $27,752,362)					28,284,550

ASSET-BACKED SECURITIES—6.0%
Automobiles—2.6%
Ally Auto Receivables Trust Series 2012-SN1, Class A2
0.510%	12/22/2014	§		674,011	674,433
Ally Master Owner Trust Series 2013-1, Class A1
0.653%	02/15/2018	#§		2,200,000	2,204,077

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
ASSET-BACKED SECURITIES—(Continued)
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A2
0.910%	10/08/2015	§		$1,395,605	$1,398,529
Capital Auto Receivables Asset Trust Series 2013-1, Class A2
0.620%	07/20/2016	§		1,800,000	1,801,400
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018			370,000	370,047
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018			380,000	381,083
CarMax Auto Owner Trust Series 2012-1, Class A2
0.590%	03/16/2015	§		1,971,220	1,972,859
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^		3,151,976	3,165,667
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^		1,400,000	1,421,560
Honda Auto Receivables Owner Trust Series 2012-1, Class A2
0.570%	08/15/2014	§		743,524	743,928
Hyundai Auto Receivables Trust Series 2012-A, Class A3
0.720%	03/15/2016	§		2,670,000	2,678,607
Hyundai Capital Auto Funding VIII Ltd. (Cayman Islands) Series 2010-8A, Class A
1.203%	09/20/2016	#^		837,386	839,144
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.503%	02/15/2018	#§		5,450,000	5,453,564
Santander Drive Auto Receivables Trust Series 2013-1, Class A2
0.480%	02/16/2016	§		1,075,000	1,075,127
World Omni Master Owner Trust Series 2013-1, Class A
0.602%	02/15/2018	#^§		1,575,000	1,576,060

					25,756,085

Credit Card—2.5%
American Express Centurion Bank
0.743%	11/13/2015	#§		890,000	892,910
Capital One Multi-Asset Execution Trust Series 2008-A3, Class A3
5.050%	02/15/2016	§		3,050,000	3,056,843
Cards II Trust Series 2012-4A, Class A
0.653%	09/15/2017	#^§		1,000,000	1,005,219
Chase Issuance Trust Series 2011-A2, Class A2
0.293%	05/15/2015	#§		2,500,000	2,500,234
Chester Asset Receivables Dealings plc (United Kingdom) Series 2004-1, Class A
0.700%	04/15/2016	#	GBP	1,040,000	1,580,643
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017	§		2,700,000	2,917,978

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
ASSET-BACKED SECURITIES—(Continued)
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017	§		$3,000,000	$3,019,128
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018			2,200,000	2,220,895
Golden Credit Card Trust (Canada) Series 2012-3A, Class A
0.653%	07/17/2017	#^§		1,900,000	1,911,475
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.903%	02/15/2017	#^§		3,950,000	3,983,621
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
0.918%	02/15/2017	#^	EUR	1,200,000	1,555,697

					24,644,643

Home Equity—0.3%
Argent Securities, Inc. Series 2006-W3, Class A2B
0.324%	04/25/2036	#		69,877	26,119
Bear Stearns Asset Backed Securities Trust Series 2006-HE7, Class 1A1
0.254%	09/25/2036	#		77,446	77,155
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#		496,584	503,782
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.464%	11/25/2035	#		593,324	583,345
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.454%	11/25/2037	#		231,280	230,221
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.884%	01/25/2033	#		1,668,144	1,663,559

					3,084,181

Other—0.4%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018			2,376,996	2,392,972
Great America Leasing Receivables Series 2013-1, Class A2
0.610%	05/15/2015	^§		1,000,000	1,000,162
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^		270,000	270,917

					3,664,051

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.553%	12/07/2020	#§		2,388,511	2,395,390

TOTAL ASSET-BACKED SECURITIES (Cost $59,491,483)					59,544,350

			Contracts		Value
PURCHASED OPTIONS—0.0%
Put - Swiss Market Index, Expires 06/21/2013, Strike CHF 7,675.00				610	104,183

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Contracts	Value
PURCHASED OPTIONS—(Continued)
Call—U.S. 10 Year Treasury Note, Expires 05/24/2013, Strike $115.00			6	$101,906

TOTAL PURCHASED OPTIONS (Cost $214,221)				206,089

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.1%
Commercial Banks—0.1%
Svenska Handelsbanken AB
0.834%	09/25/2013
(Cost $912,317)			$910,000	912,947

COMMERCIAL PAPER—0.2%
Commercial Banks—0.1%
Royal Bank of Scotland Group plc (United Kingdom)
0.672%	05/02/2013	^	800,000	799,752

Wireless Telecommunication Services—0.1%
Vodafone Group plc (United Kingdom)
0.582%	10/15/2013	^	825,000	822,616

TOTAL COMMERCIAL PAPER (Cost $1,621,920)				1,622,368

			Shares	Value
MONEY MARKET FUNDS—2.6%
Institutional Money Market Fund—2.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14% (Cost $26,110,200)		¥	26,110,200	26,110,200

FLOATING RATE LOANS—0.1%**
	Maturity Date		Face	Value
Cricket Communications, Inc. Term Loan A		p
	02/01/2020
(Cost $1,206,000)			$1,200,000	1,208,850

TOTAL INVESTMENTS—100.1% (Cost $955,745,371)				986,478,618
Other assets less liabilities—(0.1%)				(1,399,861)

NET ASSETS—100.0%				$985,078,757

Legend to the Schedule of Investments:

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $170,259,138, which represents 17.3% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 0.5% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
p	This Floating Rate Loan will settle after March 31, 2013, at which time the interest rate will be determined.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—21.2%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$126,935
4.875%	02/15/2020	†	200,000	237,648
L-3 Communications Corp.
4.950%	02/15/2021		300,000	335,936
Lockheed Martin Corp.
4.070%	12/15/2042	^	285,000	261,733
Northrop Grumman Corp.
3.500%	03/15/2021		300,000	321,416
United Technologies Corp.
6.700%	08/01/2028		150,000	200,510
4.875%	05/01/2015		500,000	545,475
4.500%	06/01/2042		200,000	214,060
3.100%	06/01/2022		200,000	210,035
1.800%	06/01/2017		300,000	309,756

				2,763,504

Airlines—0.0%
American Airlines, Inc., Series 2011-1 A
5.250%	01/31/2021		270,515	294,861
Continental Airlines, Inc., Series 2010-1 A,
Class A
4.750%	01/12/2021		276,957	303,961

				598,822

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	279,489
4.250%	03/01/2021		300,000	329,910

				609,399

Automobiles—0.0%
Ford Motor Co.
7.450%	07/16/2031		200,000	253,943
4.750%	01/15/2043		200,000	187,141

				441,084

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023		200,000	198,134
0.800%	01/15/2016		200,000	200,280
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039		300,000	484,180
7.750%	01/15/2019		500,000	657,857
6.875%	11/15/2019		300,000	389,129
5.375%	01/15/2020		500,000	603,922
3.750%	07/15/2042		200,000	188,282
1.500%	07/14/2014		200,000	202,367
0.800%	07/15/2015		500,000	501,232
Beam, Inc.
5.375%	01/15/2016		90,000	99,968
Bottling Group LLC
5.500%	04/01/2016		500,000	568,933
Coca-Cola Co. (The)
5.350%	11/15/2017		500,000	593,407
4.875%	03/15/2019		300,000	354,055
3.150%	11/15/2020		200,000	216,407
0.750%	03/13/2015		300,000	301,676
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021		300,000	339,563
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	835,232

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
PepsiCo, Inc.
3.000%	08/25/2021		$500,000	$526,026

				7,260,650

Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038		267,000	353,843
6.150%	06/01/2018		500,000	608,654
5.850%	06/01/2017		250,000	295,590
5.150%	11/15/2041		300,000	323,138
3.875%	11/15/2021		300,000	328,029
Genentech, Inc.
5.250%	07/15/2035		100,000	117,416
Gilead Sciences, Inc.
4.400%	12/01/2021		300,000	338,289

				2,364,959

Capital Markets—1.4%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	325,268
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	104,840
Bank of New York Mellon Corp. (The), Series 1
2.950%	06/18/2015	†	500,000	525,724
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	435,426
6.400%	10/02/2017		400,000	478,000
4.650%	07/02/2018		400,000	451,902
BlackRock, Inc.
4.250%	05/24/2021		500,000	563,141
Credit Suisse USA, Inc.
5.125%	08/15/2015		500,000	549,091
Goldman Sachs Group, Inc. (The)
6.250%	09/01/2017		500,000	587,895
6.250%	02/01/2041		500,000	596,308
6.150%	04/01/2018		500,000	589,829
6.125%	02/15/2033		600,000	692,205
5.950%	01/15/2027		300,000	335,629
5.750%	01/24/2022		300,000	349,433
5.250%	07/27/2021		300,000	340,502
5.125%	01/15/2015		500,000	534,413
5.000%	10/01/2014		553,000	585,636
3.625%	02/07/2016		500,000	531,357
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	375,781
5.375%	03/15/2020		300,000	342,292
1.600%	11/23/2015		300,000	302,943
Jefferies Group LLC
6.250%	01/15/2036		230,000	240,925
5.125%	04/13/2018		300,000	328,500
Mellon Funding Corp.
5.200%	05/15/2014		400,000	421,503
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	307,268
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		500,000	604,171
Morgan Stanley
7.250%	04/01/2032		100,000	129,056
5.750%	01/25/2021		600,000	694,465
4.750%	03/22/2017		300,000	331,209
3.750%	02/25/2023		300,000	303,859
1.750%	02/25/2016		300,000	302,549

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Morgan Stanley MTN
6.000%	05/13/2014		$500,000	$527,142
5.450%	01/09/2017		500,000	560,147
Morgan Stanley, Series F MTN
6.625%	04/01/2018		500,000	598,351
6.000%	04/28/2015		1,000,000	1,089,821
5.950%	12/28/2017		500,000	579,481
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	359,469
Northern Trust Corp.
3.375%	08/23/2021		500,000	534,714

				17,510,245

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	450,512
Airgas, Inc.
2.950%	06/15/2016		200,000	210,766
2.375%	02/15/2020		300,000	299,826
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	846,544
5.250%	11/15/2041		300,000	321,908
4.125%	11/15/2021	†	150,000	160,866
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	228,732
4.250%	04/01/2021		300,000	342,874
2.800%	02/15/2023		300,000	305,344
2.750%	04/01/2016		300,000	318,386
Ecolab, Inc.
5.500%	12/08/2041		300,000	346,175
Monsanto Co.
5.500%	08/15/2025		200,000	254,090
PPG Industries, Inc.
3.600%	11/15/2020		400,000	429,359
Praxair, Inc.
3.250%	09/15/2015		500,000	531,911
2.200%	08/15/2022		400,000	390,882

				5,438,175

Commercial Banks—1.7%
Abbey National Treasury Services plc (United Kingdom)
2.875%	04/25/2014		300,000	305,329
American Express Centurion Bank
0.875%	11/13/2015		400,000	400,247
Bank of Montreal MTN (Canada)
2.500%	01/11/2017		400,000	418,364
Bank of Nova Scotia (Canada)
2.050%	10/07/2015		400,000	412,396
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		700,000	740,735
2.750%	02/23/2015		300,000	309,963
BB&T Corp.
5.250%	11/01/2019		500,000	577,011
5.200%	12/23/2015		300,000	333,398
BB&T Corp. MTN
1.600%	08/15/2017		400,000	404,312
BBVA US Senior SAU (Spain)
4.664%	10/09/2015		400,000	410,432
BNP Paribas SA (France)
3.250%	03/11/2015		500,000	518,693
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	451,769

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Capital One Financial Corp.
6.150%	09/01/2016	$200,000	$230,096
2.125%	07/15/2014	200,000	203,192
Commonwealth Bank of Australia (Australia)
1.250%	09/18/2015	300,000	303,157
Credit Suisse (Switzerland)
5.500%	05/01/2014	500,000	526,161
5.400%	01/14/2020	200,000	224,494
Discover Bank
7.000%	04/15/2020	200,000	249,322
HSBC Bank USA NA
4.875%	08/24/2020	400,000	449,830
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042	500,000	636,485
4.000%	03/30/2022	500,000	538,985
HSBC USA, Inc.
2.375%	02/13/2015	400,000	411,756
Intesa Sanpaolo SpA (Italy)
3.125%	01/15/2016	300,000	293,456
KeyBank NA, Bank Note
5.800%	07/01/2014	400,000	424,705
KeyCorp MTN
5.100%	03/24/2021	500,000	583,080
LBBW (Germany)
7.625%	02/01/2023	200,000	261,584
National Australia Bank Ltd. (Australia)
1.600%	08/07/2015	500,000	509,024
National City Corp.
6.875%	05/15/2019	500,000	619,819
PNC Funding Corp.
2.700%	09/19/2016	200,000	210,726
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016	300,000	317,763
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	300,000	362,605
4.375%	03/16/2016	500,000	544,561
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	202,827
1.350%	07/18/2015	300,000	303,457
SunTrust Banks, Inc.
3.600%	04/15/2016	500,000	535,809
Toronto-Dominion Bank (The) (Canada)
1.375%	07/14/2014	300,000	303,265
U.S. Bank NA, Bank Note
4.800%	04/15/2015	250,000	270,832
UBS AG (Switzerland)
7.000%	10/15/2015	100,000	112,288
UBS AG MTN (Switzerland)
7.375%	06/15/2017	100,000	115,810
5.875%	07/15/2016	700,000	786,259
US Bancorp
4.200%	05/15/2014	400,000	417,096
US Bancorp MTN
2.950%	07/15/2022	200,000	199,447
1.650%	05/15/2017	500,000	510,023
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	398,690
Wells Fargo & Co.
5.000%	11/15/2014	750,000	798,596
3.676%	06/15/2016	400,000	432,854
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	571,996

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.500%	03/08/2022		$300,000	$315,905
2.100%	05/08/2017		300,000	309,666
Wells Fargo & Co., Series M
3.450%	02/13/2023		300,000	302,644
Wells Fargo Bank NA
5.950%	08/26/2036		100,000	123,931
Westpac Banking Corp. (Australia)
4.200%	02/27/2015		400,000	426,997
3.000%	08/04/2015		400,000	420,314

				21,042,156

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	234,324
5.500%	09/15/2019		300,000	356,643
Waste Management, Inc.
7.000%	07/15/2028		50,000	67,134
6.375%	03/11/2015		400,000	442,071

				1,100,172

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	568,618
4.950%	02/15/2019		500,000	590,972
Corning, Inc.
4.750%	03/15/2042		400,000	409,214
Harris Corp.
6.150%	12/15/2040		250,000	292,627
Juniper Networks, Inc.
3.100%	03/15/2016		400,000	419,476
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	431,367

				2,712,274

Computers & Peripherals—0.1%
Dell, Inc.
5.400%	09/10/2040		300,000	254,457
Hewlett-Packard Co.
4.650%	12/09/2021	†	300,000	311,626
3.300%	12/09/2016		300,000	312,701
2.200%	12/01/2015		250,000	255,066
2.125%	09/13/2015		500,000	507,218

				1,641,068

Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016		250,000	284,660

Consumer Finance—0.7%
American Express Co.
4.050%	12/03/2042		472,000	454,987
American Express Credit Corp. MTN
2.800%	09/19/2016		400,000	423,885
2.750%	09/15/2015		400,000	418,477
Capital One Bank USA NA
8.800%	07/15/2019		500,000	681,731
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	307,949
2.750%	06/24/2015		200,000	209,394
2.650%	04/01/2016		400,000	422,352
1.625%	06/01/2017		300,000	305,649
Ford Motor Credit Co. LLC
8.700%	10/01/2014		200,000	221,931
5.875%	08/02/2021		500,000	572,925

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.000%	05/15/2018		$200,000	$220,782
4.250%	02/03/2017		200,000	214,226
4.250%	09/20/2022		200,000	207,192
3.984%	06/15/2016		300,000	318,076
3.000%	06/12/2017		300,000	307,977
2.750%	05/15/2015		500,000	510,644
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	506,250
John Deere Capital Corp.
1.200%	10/10/2017		300,000	300,922
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	334,680
2.250%	06/07/2016		200,000	208,894
SLM Corp. MTN
3.875%	09/10/2015		200,000	208,379
SLM Corp., Series A MTN
8.450%	06/15/2018		400,000	476,000
Toyota Motor Credit Corp.
0.875%	07/17/2015		500,000	503,451
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	345,651
2.625%	01/10/2023		300,000	300,019
1.250%	10/05/2017		400,000	400,000

				9,382,423

Diversified Financial Services—1.9%
Bank of America Corp.
7.750%	08/15/2015		250,000	282,616
5.875%	01/05/2021		400,000	473,133
5.875%	02/07/2042		300,000	357,753
5.625%	07/01/2020		500,000	584,370
4.500%	04/01/2015		700,000	742,093
3.875%	03/22/2017		700,000	753,728
3.300%	01/11/2023		500,000	494,051
1.500%	10/09/2015		400,000	401,568
Bank of America Corp. MTN
5.000%	05/13/2021		300,000	336,841
3.625%	03/17/2016		500,000	530,766
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	214,094
5.650%	05/01/2018		500,000	579,052
Citigroup, Inc.
8.500%	05/22/2019		300,000	400,177
8.125%	07/15/2039		500,000	735,353
6.625%	06/15/2032		350,000	418,433
6.375%	08/12/2014		500,000	536,012
6.125%	11/21/2017		750,000	887,691
6.010%	01/15/2015		179,000	193,909
6.000%	08/15/2017		600,000	701,229
5.850%	12/11/2034		36,000	42,379
4.500%	01/14/2022		500,000	556,926
4.050%	07/30/2022		300,000	310,508
3.953%	06/15/2016		200,000	215,666
2.650%	03/02/2015		400,000	411,239
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875%	02/08/2022		400,000	422,735
3.375%	01/19/2017		300,000	321,472
2.125%	10/13/2015		200,000	206,104
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	771,940
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	266,962

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp.
2.950%	05/09/2016		$400,000	$423,131
General Electric Capital Corp. MTN
5.875%	01/14/2038		700,000	819,027
5.400%	02/15/2017		650,000	747,253
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	394,419
6.750%	03/15/2032		750,000	957,454
5.625%	09/15/2017		300,000	351,945
5.500%	01/08/2020		500,000	593,339
4.625%	01/07/2021		300,000	338,300
General Electric Capital Corp., Series A
3.750%	11/14/2014		500,000	525,247
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	386,030
6.300%	04/23/2019		500,000	611,496
5.600%	07/15/2041		200,000	238,786
5.125%	09/15/2014		500,000	530,579
4.750%	03/01/2015		500,000	537,171
4.625%	05/10/2021		300,000	335,882
4.500%	01/24/2022		400,000	439,172
3.450%	03/01/2016		500,000	531,953
3.200%	01/25/2023		500,000	500,236
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		500,000	509,753
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	589,565
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	410,565
3.050%	03/01/2016		250,000	265,193
Western Union Co. (The)
5.253%	04/01/2020		502,000	538,654

				24,723,950

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039		200,000	247,908
6.300%	01/15/2038		250,000	300,904
6.150%	09/15/2034		500,000	593,139
5.800%	02/15/2019		550,000	664,121
5.625%	06/15/2016		450,000	514,167
5.550%	08/15/2041		300,000	331,912
5.350%	09/01/2040		307,000	329,882
4.350%	06/15/2045	^	758,000	707,610
1.600%	02/15/2017		400,000	405,266
BellSouth Capital Funding Corp.
7.875%	02/15/2030		122,000	157,455
BellSouth Corp.
6.875%	10/15/2031		19,000	22,999
5.200%	09/15/2014		500,000	532,770
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		250,000	388,502
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018		250,000	333,090
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	425,893
Embarq Corp.
7.082%	06/01/2016		250,000	286,411
France Telecom SA (France)
8.500%	03/01/2031		500,000	705,073

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Qwest Capital Funding, Inc.
6.875%	07/15/2028		$115,000	$111,109
Qwest Corp.
6.500%	06/01/2017		250,000	289,491
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		300,000	340,058
6.000%	09/30/2034		250,000	233,340
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		600,000	633,230
3.729%	04/27/2015		200,000	207,481
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	415,914
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	603,415
6.350%	04/01/2019		500,000	614,359
6.000%	04/01/2041		300,000	350,232
5.850%	09/15/2035		250,000	287,896
3.000%	04/01/2016	†	400,000	423,798
2.450%	11/01/2022		300,000	284,327
0.700%	11/02/2015		400,000	398,258
Verizon Global Funding Corp.
7.750%	12/01/2030		130,000	178,074

				12,318,084

Electric Utilities—1.6%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	177,792
Ameren Illinois Co.
2.700%	09/01/2022		400,000	403,849
Arizona Public Service Co.
4.500%	04/01/2042		300,000	316,305
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	382,165
5.800%	03/15/2018		100,000	120,545
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	578,344
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	457,456
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	173,051
Dominion Resources, Inc., Series A
5.600%	11/15/2016		300,000	347,398
Dominion Resources, Inc., Series C
4.900%	08/01/2041		300,000	331,661
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	429,588
4.300%	06/15/2020		100,000	115,103
4.000%	09/30/2042		300,000	296,158
Duke Energy Corp.
2.150%	11/15/2016		200,000	206,855
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	331,043
Entergy Corp.
4.700%	01/15/2017		500,000	546,456
Exelon Corp.
4.900%	06/15/2015		350,000	379,056
FirstEnergy Corp.
2.750%	03/15/2018		300,000	303,746
FirstEnergy Corp., Series C
7.375%	11/15/2031		150,000	176,194
Florida Power & Light Co.
5.625%	04/01/2034		50,000	61,835

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.125%	06/01/2041	$200,000	$238,370
4.950%	06/01/2035	100,000	115,398
Florida Power Corp.
6.400%	06/15/2038	350,000	468,653
0.650%	11/15/2015	300,000	300,226
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	241,942
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	447,546
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	315,305
Jersey Central Power & Light
5.625%	05/01/2016	500,000	562,624
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	600,517
MidAmerican Energy Co. MTN
5.800%	10/15/2036	500,000	627,093
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	249,418
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	300,000	301,741
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	295,387
4.500%	06/01/2021	200,000	222,577
1.200%	06/01/2015	500,000	504,050
Nisource Finance Corp.
5.450%	09/15/2020	500,000	586,917
5.250%	02/15/2043	300,000	315,516
Northern States Power Co.
5.250%	03/01/2018	500,000	596,818
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	572,891
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	627,467
4.450%	04/15/2042	300,000	314,841
Peco Energy Co.
2.375%	09/15/2022	200,000	200,691
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	319,805
Progress Energy, Inc.
7.050%	03/15/2019	400,000	508,146
4.400%	01/15/2021	300,000	336,157
PSEG Power LLC
8.625%	04/15/2031	300,000	437,189
2.750%	09/15/2016	200,000	208,175
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	193,161
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	320,196
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	172,142
Southern California Edison Co.
6.650%	04/01/2029	500,000	655,087
4.050%	03/15/2042	300,000	305,403
Southern Power Co., Series D
4.875%	07/15/2015	350,000	382,110
Union Electric Co.
6.400%	06/15/2017	250,000	302,172
Virginia Electric and Power Co.
5.400%	04/30/2018	250,000	300,452
1.200%	01/15/2018	300,000	300,695
Wisconsin Electric Power
5.625%	05/15/2033	150,000	185,714

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Xcel Energy, Inc.
4.800%	09/15/2041	$200,000	$223,200

			19,990,392

Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014	150,000	161,089
5.000%	04/15/2019	500,000	593,916
2.625%	02/15/2023	270,000	273,240

			1,028,245

Electronic Equipment, Instruments & Components—0.0%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	113,948
Jabil Circuit, Inc.
4.700%	09/15/2022	200,000	200,250

			314,198

Energy Equipment & Services—0.3%
Halliburton Co.
7.450%	09/15/2039	400,000	589,155
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	226,284
3.450%	08/01/2015	200,000	209,585
2.500%	03/15/2017	300,000	308,782
Pride International, Inc.
6.875%	08/15/2020	200,000	251,114
Rowan Cos., Inc.
4.875%	06/01/2022	250,000	272,243
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	552,430
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	523,039
6.750%	09/15/2040	300,000	331,603
4.500%	04/15/2022	300,000	309,589

			3,573,824

Food & Staples Retailing—0.1%
CVS Caremark Corp.
4.875%	09/15/2014	230,000	244,516
4.125%	05/15/2021	200,000	223,052
Kroger Co. (The)
7.500%	04/01/2031	200,000	256,227
5.400%	07/15/2040	200,000	213,221
4.950%	01/15/2015	300,000	321,049
Walgreen Co.
4.400%	09/15/2042	200,000	192,797
1.000%	03/13/2015	300,000	300,744

			1,751,606

Food Products—0.5%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	597,041
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	522,190
ConAgra Foods, Inc.
5.875%	04/15/2014	500,000	525,147
4.650%	01/25/2043	300,000	299,741
3.250%	09/15/2022	200,000	201,883
2.100%	03/15/2018	200,000	203,686
1.300%	01/25/2016	400,000	403,439
General Mills, Inc.
5.400%	06/15/2040	300,000	355,024

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.150%	12/15/2021	$200,000	$210,096
Hillshire Brands Co.
2.750%	09/15/2015	300,000	309,933
Kellogg Co.
4.000%	12/15/2020	300,000	334,582
Kraft Foods Group, Inc.
6.875%	01/26/2039	380,000	502,462
6.500%	02/09/2040	200,000	257,311
5.375%	02/10/2020	209,000	249,758
1.625%	06/04/2015	300,000	304,785
Mondelez International, Inc.
6.500%	02/09/2040	200,000	260,648
5.375%	02/10/2020	291,000	346,733
4.125%	02/09/2016	100,000	108,938
Unilever Capital Corp.
4.250%	02/10/2021	300,000	343,333

			6,336,730

Gas Utilities—0.1%
Southern California Gas Co.
5.125%	11/15/2040	400,000	485,852
Southern Union Co.
7.600%	02/01/2024	200,000	255,958

			741,810

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
5.900%	09/01/2016	400,000	465,579
2.400%	08/15/2022	300,000	294,202
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	341,395
Boston Scientific Corp.
7.375%	01/15/2040	200,000	269,852
6.250%	11/15/2015	200,000	224,443
6.000%	01/15/2020	200,000	234,105
CareFusion Corp.
6.375%	08/01/2019	250,000	302,616
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	300,220
Medtronic, Inc.
4.450%	03/15/2020	300,000	345,282
3.000%	03/15/2015	380,000	398,252
2.750%	04/01/2023	100,000	99,878
Stryker Corp.
4.100%	04/01/2043	200,000	198,460

			3,474,284

Health Care Providers & Services—0.4%
Aetna, Inc.
6.625%	06/15/2036	250,000	325,774
4.125%	11/15/2042	200,000	191,734
1.500%	11/15/2017	200,000	200,700
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	196,944
3.200%	03/15/2023	300,000	299,126
1.700%	03/15/2018	300,000	299,430
Cigna Corp.
5.125%	06/15/2020	300,000	346,580
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	251,809
4.750%	11/15/2021	200,000	227,470
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	362,647
4.700%	04/01/2021	300,000	328,551

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
UnitedHealth Group, Inc.
6.000%	02/15/2018		$500,000	$605,208
5.950%	02/15/2041		200,000	246,335
5.375%	03/15/2016		200,000	225,503
WellPoint, Inc.
5.250%	01/15/2016		500,000	557,023
4.650%	01/15/2043		200,000	200,749
3.300%	01/15/2023		300,000	304,636

				5,170,219

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018		500,000	595,246
Wyndham Worldwide Corp.
3.900%	03/01/2023		300,000	301,583
Yum! Brands, Inc.
6.875%	11/15/2037		200,000	261,813

				1,158,642

Household Durables—0.1%
Clorox Co. (The)
3.800%	11/15/2021		400,000	430,935
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	605,187
Whirlpool Corp. MTN
4.850%	06/15/2021		200,000	220,531

				1,256,653

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	325,083
4.700%	02/15/2019		500,000	590,142

				915,225

Industrial Conglomerates—0.0%
3M Co. MTN
5.700%	03/15/2037		100,000	129,607
GE Capital Trust I
6.375%	11/15/2067	#	130,000	138,125

				267,732

Insurance—0.8%
ACE INA Holdings, Inc.
5.875%	06/15/2014		300,000	318,887
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	345,465
Allstate Corp. (The)
5.350%	06/01/2033		500,000	586,288
American International Group, Inc.
6.400%	12/15/2020		400,000	496,157
3.800%	03/22/2017		500,000	541,539
3.000%	03/20/2015		400,000	415,193
American International Group, Inc. MTN
5.850%	01/16/2018		500,000	586,554
AXA SA (France)
8.600%	12/15/2030		250,000	321,378
Berkshire Hathaway Finance Corp.
4.250%	01/15/2021		300,000	337,954
3.200%	02/11/2015		400,000	419,990
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	220,750
CNA Financial Corp.
5.850%	12/15/2014		430,000	463,152
5.750%	08/15/2021		300,000	354,929

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Fidelity National Financial, Inc.
6.600%	05/15/2017		$300,000	$340,523
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	237,494
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	181,308
4.000%	10/15/2017		300,000	332,611
Lincoln National Corp.
6.150%	04/07/2036		250,000	301,640
Markel Corp.
5.000%	03/30/2043		300,000	301,139
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		46,000	51,191
MetLife, Inc.
6.750%	06/01/2016		600,000	705,866
5.700%	06/15/2035		250,000	293,577
Progressive Corp. (The)
6.625%	03/01/2029		150,000	190,785
Prudential Financial, Inc.
6.625%	06/21/2040		100,000	127,646
5.375%	06/21/2020		300,000	354,358
Prudential Financial, Inc. MTN
5.800%	11/16/2041		200,000	231,796
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	287,242
4.750%	09/17/2015		300,000	327,030
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	267,677

				9,940,119

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
2.500%	11/29/2022	†	200,000	195,050
1.200%	11/29/2017		200,000	199,189
0.650%	11/27/2015	†	400,000	399,779
eBay, Inc.
4.000%	07/15/2042		100,000	92,131
2.600%	07/15/2022		100,000	100,129
1.350%	07/15/2017		100,000	101,211
0.700%	07/15/2015		200,000	201,039
Expedia, Inc.
7.456%	08/15/2018		500,000	598,148

				1,886,676

Internet Software & Services—0.1%
Google, Inc.
3.625%	05/19/2021		300,000	333,210
2.125%	05/19/2016		300,000	313,401
1.250%	05/19/2014		300,000	303,339

				949,950

IT Services—0.2%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	212,458
2.500%	09/15/2015		300,000	308,278
International Business Machines Corp.
7.000%	10/30/2025		300,000	423,992
5.700%	09/14/2017		500,000	598,832
0.875%	10/31/2014		500,000	504,190

				2,047,750

Machinery—0.4%
Caterpillar, Inc.
3.803%	08/15/2042		685,000	652,108

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Deere & Co.
6.950%	04/25/2014		$250,000	$267,429
Dover Corp.
5.375%	03/01/2041		300,000	366,371
Eaton Corp.
4.150%	11/02/2042	^	100,000	97,911
2.750%	11/02/2022	^	100,000	99,631
1.500%	11/02/2017	^	300,000	301,193
0.950%	11/02/2015	^	100,000	100,533
General Electric Co.
5.250%	12/06/2017		500,000	586,312
4.125%	10/09/2042		300,000	302,045
2.700%	10/09/2022		300,000	300,651
0.850%	10/09/2015		300,000	301,188
Honeywell International, Inc.
5.700%	03/15/2036		300,000	379,534
Parker Hannifin Corp. MTN
3.500%	09/15/2022		100,000	107,897
Precision Castparts Corp.
2.500%	01/15/2023		200,000	198,036
0.700%	12/20/2015		300,000	300,798
Roper Industries, Inc.
1.850%	11/15/2017		200,000	201,859

				4,563,496

Media—1.2%
CBS Corp.
7.875%	07/30/2030		250,000	331,404
5.750%	04/15/2020		200,000	235,833
4.850%	07/01/2042		250,000	244,063
1.950%	07/01/2017		300,000	305,280
Comcast Corp.
6.450%	03/15/2037		500,000	636,404
6.300%	11/15/2017		700,000	854,566
5.850%	11/15/2015		400,000	452,300
5.650%	06/15/2035		200,000	232,529
4.500%	01/15/2043		200,000	201,794
2.850%	01/15/2023		500,000	499,394
COX Communications, Inc.
5.500%	10/01/2015		75,000	83,647
DIRECTV Holdings LLC/DIRECTV Financing
Co., Inc.
6.375%	03/01/2041		500,000	561,631
5.200%	03/15/2020		200,000	228,980
3.800%	03/15/2022		300,000	307,231
3.550%	03/15/2015		200,000	209,462
3.500%	03/01/2016		400,000	425,068
Discovery Communications LLC
5.625%	08/15/2019		400,000	474,951
Historic TW, Inc.
9.150%	02/01/2023		300,000	437,267
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	254,490
5.950%	04/01/2041		250,000	302,604
4.375%	04/01/2021		250,000	281,768
News America, Inc.
8.000%	10/17/2016		150,000	184,303
7.750%	12/01/2045		200,000	275,485
6.150%	02/15/2041		300,000	360,543
5.650%	08/15/2020		500,000	598,141
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	566,606

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	†	$300,000	$368,878
Time Warner Cable, Inc.
6.750%	06/15/2039		200,000	236,810
5.850%	05/01/2017		400,000	464,953
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	342,419
8.375%	07/15/2033		250,000	346,566
Time Warner, Inc.
5.875%	11/15/2016		700,000	814,690
5.375%	10/15/2041		250,000	269,959
Viacom, Inc.
6.875%	04/30/2036		300,000	371,496
4.500%	03/01/2021		200,000	221,518
4.375%	03/15/2043	^	200,000	185,517
2.500%	12/15/2016		300,000	312,861
Walt Disney Co. (The) MTN
3.700%	12/01/2042		200,000	192,827
2.350%	12/01/2022		200,000	198,217
1.100%	12/01/2017		250,000	250,113
0.450%	12/01/2015		350,000	349,898
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	298,449

				14,770,915

Metals & Mining—0.6%
Alcoa, Inc.
5.550%	02/01/2017	†	290,000	320,076
5.400%	04/15/2021	†	300,000	311,187
Barrick Gold Corp. (Canada)
2.900%	05/30/2016		200,000	210,447
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	435,898
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	633,294
4.125%	02/24/2042		400,000	404,044
1.625%	02/24/2017		400,000	407,516
1.125%	11/21/2014		300,000	303,434
Freeport-McMoRan Copper & Gold, Inc.
3.550%	03/01/2022		400,000	398,357
Newmont Mining Corp.
6.250%	10/01/2039		200,000	230,496
3.500%	03/15/2022		400,000	403,477
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	187,144
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		500,000	544,089
Rio Tinto Finance USA plc (Australia)
2.000%	03/22/2017		500,000	511,587
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	313,817
Southern Copper Corp.
7.500%	07/27/2035		250,000	302,449
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	277,455
3.000%	03/01/2019		300,000	307,693
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	456,342
6.250%	01/23/2017		500,000	572,971
4.625%	09/15/2020		500,000	532,066

				8,063,839

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Multiline Retail—0.4%
Costco Wholesale Corp.
0.650%	12/07/2015		$300,000	$300,628
Kohl’s Corp.
4.000%	11/01/2021	†	300,000	310,232
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	120,566
6.650%	07/15/2024		100,000	124,135
5.900%	12/01/2016		500,000	581,397
5.750%	07/15/2014	†	300,000	318,316
4.300%	02/15/2043		200,000	184,061
Nordstrom, Inc.
4.000%	10/15/2021		100,000	110,736
Target Corp.
6.000%	01/15/2018		500,000	610,190
4.000%	07/01/2042		200,000	195,433
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	362,973
5.250%	09/01/2035		750,000	883,555
4.875%	07/08/2040		300,000	338,735
4.250%	04/15/2021		300,000	344,486
3.625%	07/08/2020		300,000	331,433
1.625%	04/15/2014		300,000	304,126

				5,421,002

Multi-Utilities—0.0%
Sempra Energy
6.150%	06/15/2018		250,000	305,414

Office Electronics—0.1%
Xerox Corp.
6.350%	05/15/2018	†	500,000	586,653
4.500%	05/15/2021		200,000	214,252
4.250%	02/15/2015		300,000	316,145

				1,117,050

Oil, Gas & Consumable Fuels—2.0%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	493,250
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	674,008
Apache Corp.
5.250%	02/01/2042		500,000	552,856
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	206,253
Boardwalk Pipelines LP
3.375%	02/01/2023		200,000	196,701
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020		300,000	343,331
3.245%	05/06/2022		200,000	207,032
3.200%	03/11/2016		400,000	426,394
1.846%	05/05/2017		200,000	205,220
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	580,554
3.450%	11/15/2021		200,000	212,821
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	241,839
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	493,914
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	625,220
5.625%	10/15/2016		500,000	581,428
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	677,267

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Devon Energy Corp.
5.600%	07/15/2041		$100,000	$109,668
2.400%	07/15/2016		300,000	311,181
1.875%	05/15/2017		300,000	303,209
El Paso Pipeline Partners Operating Co. LLC
4.700%	11/01/2042		200,000	190,891
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	409,772
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	302,454
3.900%	11/15/2021	†	300,000	317,925
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	458,632
5.950%	02/01/2015		500,000	542,315
5.200%	02/01/2022		300,000	337,413
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	232,542
4.450%	02/15/2043		200,000	193,098
3.700%	06/01/2015		100,000	105,910
3.200%	02/01/2016		200,000	212,357
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	190,631
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014		150,000	160,852
EOG Resources, Inc.
4.100%	02/01/2021		300,000	339,070
Hess Corp.
7.300%	08/15/2031		250,000	311,442
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	367,720
6.500%	02/01/2037		300,000	361,042
5.950%	02/15/2018		300,000	358,065
5.000%	03/01/2043		200,000	203,874
4.150%	03/01/2022		500,000	537,206
3.500%	09/01/2023		400,000	406,375
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	188,808
Marathon Oil Corp.
5.900%	03/15/2018		455,000	542,727
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	648,124
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	300,911
ONEOK Partners LP
6.150%	10/01/2016		160,000	185,065
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	118,997
Phillips 66
4.300%	04/01/2022		400,000	439,931
1.950%	03/05/2015		500,000	511,225
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	209,222
Plains All American Pipeline LP/PAA Finance
Corp.
4.300%	01/31/2043		200,000	192,645
3.950%	09/15/2015		300,000	322,342
2.850%	01/31/2023		400,000	394,432
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		500,000	581,129
3.625%	08/21/2042	†	300,000	291,523
3.100%	06/28/2015		500,000	528,768
2.375%	08/21/2022		500,000	497,117

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021		$200,000	$221,282
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	354,304
3.150%	01/23/2022		500,000	530,657
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	659,023
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	196,768
3.450%	01/15/2023		200,000	198,285
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038		300,000	340,100
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	476,817
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	202,108
Total Capital International SA (France)
2.875%	02/17/2022		400,000	412,505
Total Capital SA (France)
4.450%	06/24/2020		300,000	348,024
3.000%	06/24/2015		300,000	315,554
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	607,770
Valero Energy Corp.
6.125%	06/15/2017		250,000	297,675
Williams Cos., Inc.
7.875%	09/01/2021		230,000	294,365
Williams Partners LP
6.300%	04/15/2040		100,000	116,761
5.250%	03/15/2020		100,000	114,127
3.800%	02/15/2015		100,000	105,353

				25,726,176

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021	†	500,000	655,665
MeadWestvaco Corp.
7.375%	09/01/2019		300,000	365,652

				1,021,317

Pharmaceuticals—0.9%
AbbVie, Inc.
4.400%	11/06/2042	^	300,000	303,725
2.900%	11/06/2022	^	300,000	300,896
2.000%	11/06/2018	^	300,000	303,977
1.750%	11/06/2017	^	300,000	303,982
1.200%	11/06/2015	^	300,000	302,523
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	300,401
4.000%	09/18/2042		300,000	292,136
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	195,133
5.450%	05/01/2018		250,000	299,729
3.250%	08/01/2042		200,000	175,963
Eli Lilly & Co.
6.770%	01/01/2036		250,000	345,571
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	306,673
0.750%	05/08/2015		300,000	301,494
GlaxoSmithKline Capital, Inc.
4.375%	04/15/2014		500,000	520,628
2.800%	03/18/2023		200,000	201,665

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Johnson & Johnson
4.950%	05/15/2033		$200,000	$239,203
4.850%	05/15/2041		200,000	237,823
3.550%	05/15/2021		200,000	222,102
2.150%	05/15/2016		200,000	209,500
Merck & Co., Inc.
6.550%	09/15/2037		200,000	276,938
6.500%	12/01/2033		250,000	349,348
3.600%	09/15/2042		200,000	190,387
2.400%	09/15/2022		200,000	198,925
1.100%	01/31/2018		200,000	201,128
Merck Sharp & Dohme Corp.
4.750%	03/01/2015		350,000	378,878
Novartis Capital Corp.
2.900%	04/24/2015		200,000	209,855
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	597,780
Pfizer, Inc.
5.350%	03/15/2015		500,000	546,270
Pharmacia Corp.
6.500%	12/01/2018		350,000	443,326
Sanofi (France)
2.625%	03/29/2016		400,000	421,408
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	318,763
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Curacao)
3.000%	06/15/2015		300,000	314,894
Wyeth LLC
6.500%	02/01/2034		250,000	336,247
Zoetis, Inc.
4.700%	02/01/2043	^	200,000	204,982
3.250%	02/01/2023	^	300,000	304,849
1.150%	02/01/2016	^	300,000	301,008

				10,958,110

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp.
4.500%	01/15/2018		500,000	550,494
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	293,014
Boston Properties LP
4.125%	05/15/2021		300,000	326,197
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	301,549
Camden Property Trust
5.000%	06/15/2015		200,000	215,899
DDR Corp.
4.625%	07/15/2022		200,000	216,746
Duke Realty LP
7.375%	02/15/2015		150,000	166,244
3.875%	10/15/2022		200,000	205,680
ERP Operating LP
5.375%	08/01/2016		500,000	566,855
HCP, Inc. MTN
6.700%	01/30/2018		250,000	303,779
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	355,202
Hospitality Properties Trust
5.000%	08/15/2022		300,000	320,256
Host Hotels & Resorts LP
6.000%	10/01/2021		300,000	348,375

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Liberty Property LP
3.375%	06/15/2023	$300,000	$298,476
ProLogis LP
7.375%	10/30/2019	350,000	438,845
Realty Income Corp.
5.875%	03/15/2035	200,000	224,446
Simon Property Group LP
4.750%	03/15/2042	400,000	416,934
4.375%	03/01/2021	400,000	450,648
2.800%	01/30/2017	500,000	527,374
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	430,489

			6,957,502

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017	500,000	586,539
3.450%	09/15/2021	200,000	212,727
Canadian National Railway Co. (Canada)
2.250%	11/15/2022	300,000	296,051
CSX Corp.
7.375%	02/01/2019	300,000	382,958
6.250%	04/01/2015	20,000	22,156
6.000%	10/01/2036	334,000	400,460
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	367,698
3.250%	12/01/2021	200,000	209,240
Ryder System, Inc. MTN
3.150%	03/02/2015	300,000	311,434
2.350%	02/26/2019	400,000	404,349
Union Pacific Corp.
6.625%	02/01/2029	250,000	331,814
5.780%	07/15/2040	300,000	369,498

			3,894,924

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
4.800%	10/01/2041	300,000	318,118
4.250%	12/15/2042	200,000	196,180
3.300%	10/01/2021	300,000	315,352
1.350%	12/15/2017	400,000	401,818

			1,231,468

Software—0.2%
Fiserv, Inc.
3.500%	10/01/2022	200,000	199,775
Microsoft Corp.
4.500%	10/01/2040	300,000	325,141
1.625%	09/25/2015	400,000	411,357
Oracle Corp.
5.750%	04/15/2018	500,000	603,996
5.375%	07/15/2040	500,000	588,048
5.250%	01/15/2016	500,000	562,757

			2,691,074

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021	200,000	228,995
Home Depot, Inc. (The)
5.875%	12/16/2036	550,000	685,975
5.400%	03/01/2016	400,000	453,222
Lowe’s Cos., Inc.
5.800%	04/15/2040	300,000	361,970

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.400%	10/15/2016		$400,000	$461,719

				2,191,881

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		300,000	496,973
9.250%	08/06/2019		800,000	1,116,534
Lorillard Tobacco Co.
6.875%	05/01/2020	†	300,000	364,364
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	601,055
4.375%	11/15/2041		200,000	202,283
2.900%	11/15/2021		200,000	206,729
1.125%	08/21/2017		300,000	299,296

				3,287,234

Trading Companies & Distributors—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023		300,000	303,182
3.000%	03/01/2018		400,000	404,004
GATX Corp.
4.750%	06/15/2022		300,000	318,727

				1,025,913

Transportation Infrastructure—0.1%
FedEx Corp.
3.875%	08/01/2042		200,000	187,964
2.625%	08/01/2022		200,000	196,913
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	401,709
2.450%	10/01/2022		400,000	398,520

				1,185,106

Water Utilities—0.0%
American Water Capital Corp.
6.085%	10/15/2017		300,000	358,608

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	352,206
5.000%	03/30/2020		400,000	451,877
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	629,665
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	353,594
6.150%	02/27/2037		200,000	237,974
5.625%	02/27/2017		500,000	579,899
5.375%	01/30/2015		250,000	271,054
1.500%	02/19/2018		300,000	299,577

				3,175,846

TOTAL CORPORATE OBLIGATIONS (Cost $249,928,887)				268,942,555

MORTGAGE-BACKED SECURITIES—31.3%
Commercial Mortgage-Backed Securities—1.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044	#	500,000	564,965
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.619%	04/10/2049	#	228,166	232,756

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		$2,000,000	$2,308,224
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A4
5.077%	11/10/2042	#	500,000	509,781
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.188%	09/10/2047	#	800,000	879,890
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.188%	09/10/2047	#	1,000,000	1,111,140
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674%	06/11/2041		730,000	781,083
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.147%	10/12/2042	#	921,000	1,010,865
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		1,000,000	1,139,504
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005- CD1, Class A4
5.218%	07/15/2044	#	900,000	985,814
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007- CD4, Class A4
5.322%	12/11/2049		1,000,000	1,140,522
Commercial Mortgage Pass Through Certificates, Series 2004- LB4A, Class A5
4.840%	10/15/2037		200,000	209,500
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045	#	750,000	813,854
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,161,728
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,143,914
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038	#	600,000	627,161
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038	#	800,000	886,448
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		1,200,000	1,364,210
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045		1,000,000	1,068,358
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	1,000,472
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#†	500,000	585,000
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	850,047
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045		500,000	501,411
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	520,267

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.308%	07/15/2041		#	$750,000	$780,209
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045		#	1,000,000	1,124,516

					23,301,639

U.S. Government Agency Mortgage-Backed Securities— 29.5%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		219,556	264,032
7.000%	02/01/2016 09/01/2036	-		463,052	536,320
6.500%	07/01/2014 01/01/2039	-		1,968,893	2,238,621
6.112%	01/01/2037		#	138,879	148,432
6.000%	11/01/2016 10/01/2038	-		5,339,180	5,874,018
5.674%	01/01/2037		#	54,582	58,870
5.658%	02/01/2037		#	234,927	253,728
5.500%	02/01/2018 08/01/2039	-		7,844,475	8,532,731
5.000%	08/01/2017 04/01/2041	-		12,757,213	13,820,027
4.500%	08/01/2018 08/01/2041	-		16,473,804	17,695,027
4.000%	05/01/2019 03/01/2042	-		13,783,344	14,742,711
3.500%	10/01/2025 08/01/2042	-		11,576,554	12,231,250
3.442%	06/01/2041		#	171,639	181,989
3.000%	03/01/2027 02/01/2032	-		4,222,229	4,439,824
2.653%	01/01/2042		#	345,142	362,363
2.500%	08/01/2027 12/01/2027	-		1,998,763	2,073,972
Federal Home Loan Mortgage Corp. TBA
6.000%	04/15/2043			500,000	545,918
5.500%	04/15/2043			900,000	974,778
4.500%	04/15/2043			200,000	214,000
4.000%	04/15/2028 04/15/2043	-		1,000,000	1,062,844
3.500%	04/15/2028 04/15/2043	-		2,600,000	2,733,250
3.000%	04/15/2028 05/15/2043	-		9,200,000	9,469,109
2.500%	04/15/2028 05/15/2028	-		3,100,000	3,208,906
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		22,239	24,620
7.000%	03/01/2030 04/01/2038	-		1,096,480	1,296,106
6.500%	02/01/2017 10/01/2039	-		2,400,917	2,780,248
6.000%	04/01/2014 11/01/2039	-		7,772,265	8,589,198
5.653%	01/01/2037		#	864,312	931,361
5.500%	01/01/2018 05/01/2040	-		13,737,582	15,095,378

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
5.000%	03/01/2018 05/01/2041	-		$15,009,611	$16,368,564
4.500%	03/01/2018 11/01/2041	-		23,995,435	25,929,253
4.000%	08/01/2018 03/01/2042	-		25,244,188	26,994,383
3.616%	05/01/2041		#	267,933	283,712
3.601%	08/01/2040		#	217,226	230,352
3.500%	10/01/2025 09/01/2042	-		18,360,198	19,460,051
3.478%	02/01/2041		#	136,288	144,415
3.243%	07/01/2040		#	481,493	510,433
3.168%	06/01/2040		#	230,252	242,820
3.000%	07/01/2027 04/01/2042	-		4,133,885	4,329,728
2.885%	10/01/2035		#	540,989	578,411
2.835%	01/01/2042		#	702,632	739,309
2.819%	05/01/2035		#	209,997	224,720
2.788%	05/01/2035		#	518,624	551,613
2.701%	02/01/2037		#	82,696	88,490
2.586%	03/01/2037		#	1,793,549	1,915,236
2.500%	08/01/2027 12/01/2027	-		884,095	918,459
Federal National Mortgage Association TBA
5.500%	04/25/2043			500,000	545,391
5.000%	04/25/2043			1,900,000	2,041,375
4.500%	04/25/2043			1,200,000	1,293,187
4.000%	04/25/2043			3,300,000	3,519,141
3.500%	04/25/2043 05/25/2043	-		8,600,000	9,080,750
3.000%	04/25/2028 05/25/2043	-		20,000,000	20,709,773
2.500%	04/25/2028 05/25/2043	-		8,600,000	8,874,176
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		311,256	383,751
7.000%	09/15/2037			48,054	55,439
6.500%	03/15/2026 01/15/2039	-		1,286,413	1,487,012
6.000%	02/15/2033 12/15/2039	-		3,160,817	3,570,330
5.500%	01/15/2024 07/20/2040	-		5,317,709	5,865,745
5.000%	05/15/2033 10/20/2041	-		11,801,582	12,960,441
4.500%	04/20/2026 11/20/2041	-		17,866,493	19,652,599
4.000%	08/15/2024 03/20/2042	-		13,795,558	15,077,688
3.500%	12/15/2025 08/20/2042	-		9,949,839	10,665,182
3.500%	12/20/2040		#	343,791	367,484
3.000%	02/20/2041 11/20/2041	-	#	1,198,784	1,273,103
3.000%	04/15/2027 11/20/2027	-		1,271,372	1,352,011
2.500%	12/20/2027 02/15/2028	-		542,060	565,164
2.500%	11/20/2040 01/20/2043	-	#	1,094,242	1,152,039
2.000%	10/20/2042 01/20/2043	-	#	598,556	625,931

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Government National Mortgage Association TBA
5.000%	04/15/2043		$1,000,000	$1,090,781
4.500%	04/15/2043		1,500,000	1,642,266
4.000%	04/15/2043		1,000,000	1,073,945
3.500%	04/15/2043 05/15/2043	-	8,400,000	8,992,266
3.000%	04/15/2043 05/15/2043	-	9,700,000	10,130,296
2.500%	04/15/2043		200,000	198,563

				374,135,409

TOTAL MORTGAGE-BACKED SECURITIES (Cost $381,864,203)				397,437,048

U.S. TREASURY OBLIGATIONS—36.4%
U.S. Treasury Bonds—5.6%
U.S. Treasury Bond
11.250%	02/15/2015		1,300,000	1,567,211
9.875%	11/15/2015		2,470,000	3,084,993
9.125%	05/15/2018		1,060,000	1,505,117
8.750%	05/15/2017 08/15/2020	-	710,000	1,036,885
8.500%	02/15/2020		991,000	1,474,500
8.125%	08/15/2019 08/15/2021	-	2,130,000	3,105,945
8.000%	11/15/2021		920,000	1,401,994
7.625%	11/15/2022		340,000	519,217
7.500%	11/15/2016		800,000	1,001,000
7.250%	05/15/2016 08/15/2022	-	867,000	1,130,309
6.875%	08/15/2025		300,000	454,781
6.750%	08/15/2026		700,000	1,063,344
6.625%	02/15/2027		300,000	453,516
6.500%	11/15/2026		800,000	1,194,250
6.375%	08/15/2027		300,000	446,484
6.250%	08/15/2023 05/15/2030	-	2,650,000	3,841,095
6.125%	11/15/2027 08/15/2029	-	1,930,000	2,822,710
6.000%	02/15/2026		865,000	1,231,409
5.500%	08/15/2028		1,000,000	1,386,406
5.250%	11/15/2028		1,500,000	2,032,266
5.000%	05/15/2037		490,000	667,319
4.750%	02/15/2037 02/15/2041	-	2,321,000	3,080,585
4.625%	02/15/2040		2,300,000	2,994,671
4.500%	02/15/2036 08/15/2039	-	1,682,000	2,139,146
4.375%	11/15/2039 05/15/2041	-	6,870,000	8,613,840
4.250%	05/15/2039 11/15/2040	-	3,330,000	4,094,192
3.875%	08/15/2040		1,730,000	2,001,394
3.750%	08/15/2041		2,340,000	2,646,760
3.500%	02/15/2039		1,800,000	1,957,500
3.125%	11/15/2041 02/15/2043	-	6,680,000	6,713,953
3.000%	05/15/2042		1,581,000	1,548,145
2.750%	08/15/2042	-
	11/15/2042		5,323,000	4,936,671

				72,147,608

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
U.S. Treasury Notes—30.8%
U.S. Treasury Note
5.125%	05/15/2016			$780,000	$894,258
4.875%	08/15/2016			1,600,000	1,837,750
4.750%	05/15/2014 08/15/2017	-		2,760,000	3,034,766
4.625%	11/15/2016 02/15/2017	-		2,080,000	2,393,237
4.500%	11/15/2015 02/15/2016	-		2,160,000	2,408,794
4.250%	08/15/2014 11/15/2017	-		6,655,000	7,253,543
4.125%	05/15/2015			1,070,000	1,157,105
4.000%	02/15/2015			1,626,000	1,740,074
3.750%	11/15/2018			1,400,000	1,620,718
3.625%	08/15/2019 02/15/2021	-		11,150,000	12,959,083
3.500%	02/15/2018 05/15/2020	-		5,305,000	6,065,698
3.375%	11/15/2019			2,725,000	3,119,700
3.250%	05/31/2016 03/31/2017	-		8,740,000	9,599,619
3.125%	10/31/2016 05/15/2021	-		10,515,000	11,677,992
3.000%	08/31/2016 02/28/2017	-		5,447,000	5,941,790
2.875%	03/31/2018			310,000	342,211
2.750%	11/30/2016 02/28/2018	-		5,620,000	6,122,690
2.625%	06/30/2014 11/15/2020	-		17,983,000	19,079,412
2.500%	03/31/2015 06/30/2017	-		4,519,000	4,777,626
2.375%	08/31/2014 06/30/2018	-		16,988,000	17,830,941
2.250%	05/31/2014 07/31/2018	-		10,010,000	10,506,315
2.125%	11/30/2014 08/15/2021	-		10,980,000	11,449,553
2.000%	01/31/2016 02/15/2023	-		17,810,000	18,374,152
1.875%	04/30/2014 10/31/2017	-		12,240,000	12,746,452
1.750%	07/31/2015 05/15/2022	-		6,527,000	6,694,660
1.625%	08/15/2022 11/15/2022	-		9,893,000	9,734,689
1.500%	06/30/2016 03/31/2019	-		8,977,000	9,278,214
1.375%	11/30/2015 01/31/2020	-		11,414,000	11,666,366
1.250%	04/15/2014 10/31/2019	-		20,260,000	20,570,483
1.125%	05/31/2019 03/31/2020	-		5,200,000	5,185,469
1.000%	05/15/2014 09/30/2019	-		17,920,000	18,120,924
0.875%	11/30/2016 07/31/2019	-		19,620,000	19,793,378
0.750%	02/28/2018		†	2,275,000	2,274,823
0.750%	06/15/2014 03/31/2018	-		14,285,000	14,320,873

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.625%	07/15/2014 11/30/2017	-	$13,623,000	$13,623,095
0.500%	08/15/2014 07/31/2017	-	6,790,000	6,797,293
0.375%	11/15/2014 03/15/2016	-	22,055,000	22,095,730
0.250%	05/31/2014 10/15/2015	-	46,092,000	46,087,243
0.250%	04/30/2014 12/15/2015	-	4,300,000	4,298,732
0.125%	07/31/2014 10/31/2015	-	7,620,000	7,674,902

				391,150,353

TOTAL U.S. TREASURY OBLIGATIONS (Cost $454,498,639)				463,297,961

GOVERNMENT RELATED OBLIGATIONS—9.8%
U.S. Government Agencies—4.7%
Federal Farm Credit Bank
4.875%	12/16/2015		1,245,000	1,396,015
2.625%	04/17/2014		500,000	512,863
Federal Home Loan Bank
5.500%	08/13/2014 07/15/2036	-	1,400,000	1,638,220
4.875%	09/08/2017		1,250,000	1,471,998
4.750%	12/16/2016		1,000,000	1,155,157
2.875%	06/12/2015		900,000	950,147
1.625%	06/14/2019		1,000,000	1,022,062
1.375%	05/28/2014		1,000,000	1,013,790
0.375%	07/30/2015		310,000	310,011
Federal Home Loan Bank, Series 467
5.250%	06/18/2014		1,000,000	1,062,029
Federal Home Loan Bank, Series 656
5.375%	05/18/2016		900,000	1,038,575
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		650,000	947,955
5.500%	07/18/2016		1,000,000	1,164,195
5.125%	11/17/2017		800,000	956,710
5.000%	07/15/2014		900,000	955,808
4.875%	06/13/2018		1,000,000	1,198,568
4.750%	11/17/2015		1,000,000	1,114,498
4.500%	04/02/2014 01/15/2015	-	1,250,000	1,315,030
4.375%	07/17/2015		1,400,000	1,529,528
3.750%	03/27/2019		500,000	574,031
2.875%	02/09/2015		1,000,000	1,048,196
2.375%	01/13/2022		1,000,000	1,042,863
2.250%	03/13/2020		300,000	303,940
2.000%	08/25/2016		1,500,000	1,575,592
1.250%	05/12/2017 08/01/2019	-	2,000,000	2,019,816
1.000%	08/20/2014 08/27/2014	-	1,500,000	1,516,539
0.750%	11/25/2014		1,000,000	1,008,626
0.500%	04/17/2015		1,000,000	1,004,421
0.420%	09/18/2015		700,000	700,372
0.375%	08/28/2014		1,000,000	1,002,137
0.300%	02/06/2015		815,000	815,007
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	326,079

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal National Mortgage Association
7.250%	05/15/2030		$400,000	$627,029
6.625%	11/15/2030		500,000	746,653
6.250%	05/15/2029		740,000	1,053,855
6.000%	04/18/2036		250,000	288,239
5.000%	04/15/2015 05/11/2017	-	2,550,000	2,880,999
4.375%	10/15/2015		1,000,000	1,101,093
2.625%	11/20/2014		1,000,000	1,039,509
2.375%	07/28/2015		1,000,000	1,047,001
1.500%	09/08/2014 04/17/2017	-	1,250,000	1,258,548
1.250%	09/28/2016 01/30/2019	-	1,500,000	1,524,187
1.220%	05/30/2017		100,000	100,167
1.125%	06/27/2014 04/27/2017	-	2,000,000	2,031,009
1.070%	09/27/2017		500,000	501,743
1.010%	02/14/2018		250,000	250,110
1.000%	08/29/2016		500,000	500,528
0.950%	08/23/2017		750,000	751,816
0.550%	02/27/2015 03/18/2016	-	2,650,000	2,654,962
0.500%	11/21/2014 03/28/2016	-	3,300,000	3,307,889
0.000%	06/01/2017		400,000	386,414
Financing Corp. Fico
8.600%	09/26/2019		500,000	722,491
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	727,663
Israel Government AID Bond (Israel)
5.500%	04/26/2024		350,000	458,691
Tennessee Valley Authority
5.250%	09/15/2039		500,000	640,474
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,496,660

				59,788,508

Non-U.S. Government Agencies—1.2%
Export Development Canada (Canada)
2.250%	05/28/2015		300,000	312,315
1.500%	05/15/2014		300,000	304,254
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	540,182
5.000%	04/11/2022		400,000	464,514
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016		400,000	422,994
Japan Bank for International Cooperation, Series DTC (Japan)
1.125%	07/19/2017		500,000	502,926
KFW (Germany)
4.875%	01/17/2017		500,000	576,907
4.500%	07/16/2018		500,000	587,152
4.125%	10/15/2014		1,000,000	1,057,502
4.000%	01/27/2020		300,000	348,332
2.625%	03/03/2015		1,050,000	1,094,824
1.250%	02/15/2017		400,000	407,783
0.625%	04/24/2015		1,000,000	1,005,417
KFW MTN (Germany)
2.750%	09/08/2020		500,000	538,608
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017		300,000	325,595

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017		$300,000	$349,389
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		750,000	835,271
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016	†	300,000	312,180
Pemex Project Funding Master Trust
6.625%	06/15/2035		500,000	601,250
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018		250,000	313,649
6.750%	01/27/2041		300,000	340,588
6.125%	10/06/2016		500,000	561,500
5.375%	01/27/2021		600,000	650,396
2.875%	02/06/2015		500,000	511,632
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	321,250
5.500%	06/27/2044	^	200,000	206,800
5.500%	01/21/2021		500,000	576,250
5.500%	06/27/2044	†	200,000	206,800
4.875%	03/15/2015		400,000	430,000
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	579,321

				15,285,581

Sovereign Debt—1.2%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		260,000	319,800
10.125%	05/15/2027		435,000	751,027
8.875%	04/15/2024		400,000	615,000
7.875%	03/07/2015		455,000	515,970
7.125%	01/20/2037		460,000	640,550
5.875%	01/15/2019		500,000	603,750
4.875%	01/22/2021		200,000	233,000
Canada Government International Bond (Canada)
2.375%	09/10/2014	†	500,000	515,418
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	554,250
Colombia Government International Bond (Colombia)
11.750%	02/25/2020	†	200,000	313,500
8.125%	05/21/2024		200,000	288,900
7.375%	09/18/2037		200,000	287,500
Israel Government International Bond (Israel)
4.000%	06/30/2022		400,000	432,840
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	621,250
3.625%	03/15/2022	†	300,000	319,500
Mexico Government International Bond MTN (Mexico)
4.750%	03/08/2044	†	200,000	208,000
Panama Government International Bond (Panama)
6.700%	01/26/2036		288,000	385,200
5.200%	01/30/2020		300,000	351,300
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	566,600
6.550%	03/14/2037		500,000	680,000
Poland Government International Bond (Poland)
5.125%	04/21/2021		300,000	347,250
3.875%	07/16/2015		300,000	318,885
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	205,500
Republic of Italy (Italy)
6.875%	09/27/2023		450,000	523,188
5.375%	06/15/2033		500,000	501,207

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014			$500,000	$525,758
South Africa Government International Bond (South Africa)
6.875%	05/27/2019			500,000	611,250
State of Israel (Israel)
5.500%	11/09/2016			300,000	343,935
United Mexican States (Mexico)
8.125%	12/30/2019		†	750,000	1,057,500
United Mexican States MTN (Mexico)
8.300%	08/15/2031			200,000	304,500
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022			330,815	462,810
6.875%	09/28/2025			100,000	133,000
4.125%	11/20/2045			200,000	186,000

					14,724,138

Supranational—1.2%
African Development Bank, Series GDIF
1.250%	09/02/2016			400,000	409,302
Asian Development Bank MTN
4.250%	10/20/2014			300,000	318,057
2.750%	05/21/2014			100,000	102,810
2.500%	03/15/2016			400,000	423,772
1.125%	03/15/2017			500,000	509,076
Corp. Andina de Fomento
3.750%	01/15/2016			300,000	318,850
Council Of Europe Development Bank MTN
1.500%	02/22/2017		†	400,000	410,227
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016			500,000	529,229
1.000%	02/16/2017		†	500,000	506,895
European Investment Bank
5.125%	09/13/2016 05/30/2017	-		1,000,000	1,161,791
4.875%	02/16/2016 01/17/2017	-		800,000	910,126
4.625%	05/15/2014			500,000	523,926
3.000%	04/08/2014			500,000	513,749
2.875%	09/15/2020			500,000	539,307
1.750%	03/15/2017			500,000	518,452
1.500%	05/15/2014			500,000	506,641
1.125%	08/15/2014 09/15/2017	-		1,700,000	1,719,376
European Investment Bank MTN
1.625%	09/01/2015			700,000	719,536
Inter-American Development Bank
2.250%	07/15/2015			200,000	208,543
1.375%	10/18/2016		†	300,000	308,950
1.125%	03/15/2017			500,000	509,426
Inter-American Development Bank MTN
3.875%	02/14/2020			400,000	465,176
International Bank for Reconstruction & Development
2.375%	05/26/2015			200,000	208,816
2.125%	03/15/2016			500,000	525,168
1.125%	08/25/2014			500,000	506,329
0.875%	04/17/2017			700,000	706,041
International Finance Corp. MTN
2.125%	11/17/2017		†	500,000	529,327

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Nordic Investment Bank
2.500%	07/15/2015	$500,000	$523,592

			15,132,490

U.S. Municipal Bonds—1.1%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050	200,000	271,622
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049	400,000	546,528
California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	722,335
5.250%	04/01/2014	300,000	314,271
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034	400,000	540,956
City of New York General Obligation Bonds (New York)
5.517%	10/01/2037	100,000	120,684
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	459,280
Dallas Area Rapid Transit Revenue Bonds (Texas)
5.022%	12/01/2048	300,000	356,334
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042	200,000	255,080
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	375,786
Dallas Independent School District General Obligation Bonds (Texas)
6.450%	02/15/2035	300,000	371,796
Government Development Bank for Puerto Rico Revenue Bonds, Series 2011 B (Puerto Rico)
4.704%	05/01/2016	400,000	404,944
3.670%	05/01/2014	400,000	399,196
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	492,875
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029	200,000	241,476
5.750%	07/01/2034	300,000	367,365
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034	300,000	369,180
Metropolitan Transportation Authority Revenue Bonds (New York)
6.648%	11/15/2039	300,000	386,445
6.548%	11/15/2031	200,000	254,528
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057	300,000	354,990
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	260,354
New Jersey State Turnpike Authority Revenue Bonds (New Jersey)
7.102%	01/01/2041	500,000	706,125

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016		$25,000	$26,641
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042		300,000	387,366
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040		200,000	248,776
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030		200,000	242,806
Ohio State University General Obligation Bonds (Ohio)
4.910%	06/01/2040		300,000	343,869
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		200,000	249,234
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034		300,000	387,231
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029		255,000	331,686
4.458%	10/01/2062		200,000	199,922
State of California General Obligation Bonds (California)
7.625%	03/01/2040		600,000	868,320
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	249,028
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	350,976
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016		300,000	328,743
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	345,102
State of Utah (Utah)
3.539%	07/01/2025		300,000	321,702
University of California Revenue Bonds (California)
6.548%	05/15/2048		300,000	396,471
1.796%	07/01/2019		300,000	300,987

				14,151,010

Non-U.S. Regional Authority Bonds—0.4%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	365,851
Province of British Columbia (Canada)
2.850%	06/15/2015		200,000	210,633
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	576,082
Province of Nova Scotia (Canada)
2.375%	07/21/2015		300,000	312,716
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,145,822
4.500%	02/03/2015	†	650,000	698,086
4.400%	04/14/2020		200,000	233,892
2.700%	06/16/2015		200,000	209,668
1.200%	02/14/2018		400,000	401,044

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Province of Quebec (Canada)
4.600%	05/26/2015	†	$500,000	$543,881
2.750%	08/25/2021		300,000	312,028
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	94,731

				5,104,434

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $117,325,102)				124,186,161

ASSET-BACKED SECURITIES—0.4%
Automobiles—0.2%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017		450,000	450,702
Ford Credit Auto Owner Trust Series 2012-A, Class A4
1.150%	06/15/2017		500,000	506,460
Honda Auto Receivables Owner Trust Series 2012-4, Class A3
0.520%	08/18/2016		250,000	250,090
Nissan Auto Receivables Owner Trust Series 2012-A, Class A4
1.000%	07/16/2018		450,000	454,696
Santander Drive Auto Receivables Trust Series 2012-4, Class A3
1.040%	08/15/2016		350,000	352,217

				2,014,165

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,802,984
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	199,775
Citibank Credit Card Issuance Trust Series 2005-A5, Class A5
4.550%	06/20/2017		500,000	543,921

				2,546,680

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		400,000	436,974

TOTAL ASSET-BACKED SECURITIES (Cost $4,880,713)				4,997,819

			Shares	Value
MONEY MARKET FUNDS—7.8%
Institutional Money Market Funds—7.8%
Dreyfus Institutional Cash Advantage Fund, 0.07%		††¥	1,800,000	1,800,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%			¥88,753,324	88,753,324
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		††¥	1,984,896	1,984,896

Vantagepoint Core Bond Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	1,800,000	$1,800,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	1,600,000	1,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	1,800,000	1,800,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	1,800,000	1,800,000

TOTAL MONEY MARKET FUNDS (Cost $99,538,220)			99,538,220

TOTAL INVESTMENTS—106.9% (Cost $1,308,035,764)			1,358,399,764
Other assets less liabilities—(6.9%)			(87,500,914)

NET ASSETS—100.0%			$1,270,898,850

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $4,286,870, which represents 0.3% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—98.3%
Aerospace & Defense—2.3%
Boeing Co. (The)		23,591	$2,025,287
General Dynamics Corp.		11,389	803,038
Honeywell International, Inc.		27,030	2,036,710
L-3 Communications Holdings, Inc.		3,030	245,188
Lockheed Martin Corp.		9,363	903,717
Northrop Grumman Corp.		8,606	603,711
Precision Castparts Corp.		5,097	966,493
Raytheon Co.		11,207	658,860
Rockwell Collins, Inc.		4,620	291,614
Textron, Inc.		9,197	274,163
United Technologies Corp.		29,126	2,721,242

			11,530,023

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		5,396	320,846
Expeditors International of Washington, Inc.		7,127	254,505
FedEx Corp.		10,051	987,008
United Parcel Service, Inc., Class B		24,696	2,121,387

			3,683,746

Airlines—0.1%
Southwest Airlines Co.		25,882	348,889

Auto Components—0.3%
BorgWarner, Inc.	*	3,937	304,488
Delphi Automotive plc (United Kingdom)		9,728	431,923
Goodyear Tire & Rubber Co. (The)	*	9,472	119,442
Johnson Controls, Inc.		23,726	832,071

			1,687,924

Automobiles—0.4%
Ford Motor Co.		135,976	1,788,084
Harley-Davidson, Inc.		8,043	428,692

			2,216,776

Beverages—2.4%
Beam, Inc.		5,640	358,366
Brown-Forman Corp., Class B		5,330	380,562
Coca-Cola Co. (The)		133,404	5,394,858
Coca-Cola Enterprises, Inc.		9,047	334,015
Constellation Brands, Inc., Class A	*	5,379	256,255
Dr. Pepper Snapple Group, Inc.		7,442	349,402
Molson Coors Brewing Co., Class B		5,731	280,418
Monster Beverage Corp.	*	4,837	230,918
PepsiCo, Inc.		53,478	4,230,645

			11,815,439

Biotechnology—1.8%
Alexion Pharmaceuticals, Inc.	*	6,696	616,970
Amgen, Inc.		26,045	2,669,873
Biogen Idec, Inc.	*	8,152	1,572,602
Celgene Corp.	*	14,579	1,689,852
Gilead Sciences, Inc.	*	52,867	2,586,782

			9,136,079

Building Products—0.0%
Masco Corp.		11,874	240,449

Capital Markets—2.1%
Ameriprise Financial, Inc.		7,130	525,124
Bank of New York Mellon Corp. (The)		41,011	1,147,898
BlackRock, Inc.		4,316	1,108,694
Charles Schwab Corp. (The)		38,607	682,958

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
E*TRADE Financial Corp.	*	8,183	$87,640
Franklin Resources, Inc.		4,730	713,331
Goldman Sachs Group, Inc. (The)		15,254	2,244,626
Invesco Ltd.		14,984	433,937
Legg Mason, Inc.		4,333	139,306
Morgan Stanley		47,569	1,045,567
Northern Trust Corp.		7,810	426,113
State Street Corp.		15,975	943,963
T. Rowe Price Group, Inc.		8,891	665,669

			10,164,826

Chemicals—2.4%
Air Products & Chemicals, Inc.		7,460	649,915
Airgas, Inc.		2,441	242,050
CF Industries Holdings, Inc.		2,231	424,715
Dow Chemical Co. (The)		41,316	1,315,501
E.I. Du Pont de Nemours & Co.		32,642	1,604,681
Eastman Chemical Co.		5,373	375,411
Ecolab, Inc.		9,036	724,506
FMC Corp.		4,898	279,333
International Flavors & Fragrances, Inc.		3,000	230,010
LyondellBasell Industries NV, Class A (Netherlands)		13,310	842,390
Monsanto Co.		18,447	1,948,557
Mosaic Co. (The)		9,503	566,474
PPG Industries, Inc.		4,863	651,350
Praxair, Inc.		10,227	1,140,720
Sherwin-Williams Co. (The)		2,998	506,332
Sigma-Aldrich Corp.		4,195	325,868

			11,827,813

Commercial Banks—2.7%
BB&T Corp.		24,364	764,786
Comerica, Inc.		6,948	249,781
Fifth Third Bancorp		31,737	517,630
First Horizon National Corp.		8,525	91,047
Huntington Bancshares, Inc./Ohio		30,451	225,033
KeyCorp		31,195	310,702
M&T Bank Corp.	†	4,288	442,350
PNC Financial Services Group, Inc.		18,493	1,229,785
Regions Financial Corp.		47,560	389,516
SunTrust Banks, Inc.		18,966	546,410
U.S. Bancorp		64,917	2,202,634
Wells Fargo & Co.		170,289	6,298,990
Zions Bancorporation		5,936	148,341

			13,417,005

Commercial Services & Supplies—0.6%
ADT Corp. (The)		8,100	396,414
Avery Dennison Corp.		3,386	145,835
Cintas Corp.		3,833	169,150
Iron Mountain, Inc.		6,001	217,896
Pitney Bowes, Inc.	†	7,101	105,521
Republic Services, Inc.		9,973	329,109
Stericycle, Inc.	*	2,981	316,523
Tyco International Ltd. (Switzerland)		16,200	518,400
Waste Management, Inc.		14,957	586,464

			2,785,312

Communications Equipment—1.9%
Cisco Systems, Inc.		185,182	3,872,156
F5 Networks, Inc.	*	2,757	245,594
Harris Corp.		4,085	189,299
JDS Uniphase Corp.	*	7,658	102,387

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Juniper Networks, Inc.	*	17,361	$321,873
Motorola Solutions, Inc.		9,946	636,842
QUALCOMM, Inc.		59,655	3,993,902

			9,362,053

Computers & Peripherals—4.1%
Apple, Inc.		32,631	14,443,460
Dell, Inc.		49,970	716,070
EMC Corp.	*	72,669	1,736,062
Hewlett-Packard Co.		67,677	1,613,420
NetApp, Inc.	*	12,808	437,521
SanDisk Corp.	*	8,296	456,280
Seagate Technology plc (Ireland)		11,153	407,754
Western Digital Corp.		7,493	376,748

			20,187,315

Construction & Engineering—0.2%
Fluor Corp.		5,633	373,637
Jacobs Engineering Group, Inc.	*	4,477	251,787
Quanta Services, Inc.	*	7,556	215,950

			841,374

Construction Materials—0.0%
Vulcan Materials Co.		4,526	233,994

Consumer Finance—0.9%
American Express Co.		33,605	2,266,993
Capital One Financial Corp.		20,015	1,099,824
Discover Financial Services		17,798	798,063
SLM Corp.		15,435	316,109

			4,480,989

Containers & Packaging—0.2%
Ball Corp.		5,112	243,229
Bemis Co., Inc.		3,365	135,811
MeadWestvaco Corp.		5,994	217,582
Owens-Illinois, Inc.	*	5,235	139,513
Sealed Air Corp.		6,841	164,937

			901,072

Distributors—0.1%
Genuine Parts Co.		5,403	421,434

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	71,525
H&R Block, Inc.		9,002	264,839

			336,364

Diversified Financial Services—3.7%
Bank of America Corp.		375,809	4,577,354
Citigroup, Inc.		105,314	4,659,091
CME Group, Inc.		10,422	639,807
IntercontinentalExchange, Inc.	*†	2,472	403,109
JPMorgan Chase & Co.		132,913	6,308,051
Leucadia National Corp.		10,158	278,634
McGraw-Hill Cos., Inc. (The)		9,377	488,354
Moody’s Corp.		6,750	359,910
NASDAQ OMX Group, Inc. (The)		4,218	136,241
NYSE Euronext		8,746	337,946

			18,188,497

Diversified Telecommunication Services—2.6%
AT&T, Inc.		191,250	7,016,962
CenturyLink, Inc.		21,758	764,359
Frontier Communications Corp.	†	32,749	130,341
Verizon Communications, Inc.		99,290	4,880,103

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Windstream Corp.	†	21,388	$170,035

			12,961,800

Electric Utilities—2.0%
American Electric Power Co., Inc.		17,116	832,351
Duke Energy Corp.		24,287	1,762,993
Edison International		11,497	578,529
Entergy Corp.		6,169	390,127
Exelon Corp.		29,844	1,029,021
FirstEnergy Corp.		14,589	615,656
NextEra Energy, Inc.		14,910	1,158,209
Northeast Utilities		11,063	480,798
Pepco Holdings, Inc.		7,419	158,767
Pinnacle West Capital Corp.		3,839	222,240
PPL Corp.		20,481	641,260
Southern Co.		30,114	1,412,949
Xcel Energy, Inc.		16,727	496,792

			9,779,692

Electrical Equipment—0.7%
Eaton Corp. plc (Ireland)		16,155	989,494
Emerson Electric Co.		24,959	1,394,459
Rockwell Automation, Inc.		4,779	412,667
Roper Industries, Inc.		3,356	427,252

			3,223,872

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		5,737	428,267
Corning, Inc.		51,001	679,843
FLIR Systems, Inc.		5,021	130,596
Jabil Circuit, Inc.		6,753	124,796
Molex, Inc.		4,895	143,326
TE Connectivity Ltd. (Switzerland)		14,400	603,792

			2,110,620

Energy Equipment & Services—1.8%
Baker Hughes, Inc.		15,496	719,169
Cameron International Corp.	*	8,377	546,180
Diamond Offshore Drilling, Inc.	†	2,210	153,728
Ensco plc, Class A (United Kingdom)		8,082	484,920
FMC Technologies, Inc.	*	8,229	447,575
Halliburton Co.		32,375	1,308,274
Helmerich & Payne, Inc.		3,734	226,654
Nabors Industries Ltd. (Bermuda)		9,642	156,393
National Oilwell Varco, Inc.		14,684	1,038,893
Noble Corp. (Switzerland)		9,079	346,364
Rowan Cos. plc, Class A	*	4,110	145,330
Schlumberger Ltd.		45,891	3,436,777

			9,010,257

Food & Staples Retailing—2.4%
Costco Wholesale Corp.		14,908	1,581,888
CVS Caremark Corp.		43,040	2,366,770
Kroger Co. (The)		18,231	604,175
Safeway, Inc.	†	9,050	238,468
Sysco Corp.		20,707	728,265
Walgreen Co.		30,189	1,439,412
Wal-Mart Stores, Inc.		57,828	4,327,269
Whole Foods Market, Inc.		6,051	524,924

			11,811,171

Food Products—1.9%
Archer-Daniels-Midland Co.		22,448	757,171
Campbell Soup Co.		6,126	277,875
ConAgra Foods, Inc.		14,350	513,874

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dean Foods Co.	*	6,452	$116,975
General Mills, Inc.		22,633	1,116,033
H.J. Heinz Co.		11,298	816,506
Hershey Co. (The)		5,045	441,589
Hormel Foods Corp.		4,650	192,138
J.M. Smucker Co. (The)		3,807	377,502
Kellogg Co.		8,785	566,018
Kraft Foods Group, Inc.		20,368	1,049,563
McCormick & Co., Inc.		4,418	324,944
Mead Johnson Nutrition Co.		7,188	556,711
Mondelez International, Inc., Class A		61,284	1,875,903
Tyson Foods, Inc., Class A		10,014	248,547

			9,231,349

Gas Utilities—0.1%
AGL Resources, Inc.		3,798	159,326
ONEOK, Inc.		6,860	327,016

			486,342

Health Care Equipment & Supplies—2.1%
Abbott Laboratories		54,544	1,926,494
Baxter International, Inc.		19,025	1,381,976
Becton Dickinson and Co.		6,860	655,885
Boston Scientific Corp.	*	46,117	360,174
C.R. Bard, Inc.		2,796	281,781
CareFusion Corp.	*	7,385	258,401
Covidien plc (Ireland)		16,284	1,104,707
DENTSPLY International, Inc.		5,225	221,644
Edwards Lifesciences Corp.	*	4,131	339,403
Intuitive Surgical, Inc.	*	1,380	677,842
Medtronic, Inc.		34,878	1,637,871
St. Jude Medical, Inc.		9,887	399,830
Stryker Corp.		9,897	645,680
Varian Medical Systems, Inc.	*	3,908	281,376
Zimmer Holdings, Inc.		5,866	441,241

			10,614,305

Health Care Providers & Services—1.8%
Aetna, Inc.		11,368	581,132
AmerisourceBergen Corp.		7,839	403,317
Cardinal Health, Inc.		11,536	480,128
Cigna Corp.		9,848	614,220
Coventry Health Care, Inc.		4,454	209,472
DaVita HealthCare Partners, Inc.	*	2,851	338,100
Express Scripts Holding Co.	*	28,148	1,622,732
Humana, Inc.		5,341	369,116
Laboratory Corp. of America Holdings	*	3,235	291,797
McKesson Corp.		8,275	893,369
Patterson Cos., Inc.		2,852	108,490
Quest Diagnostics, Inc.		5,486	309,685
Tenet Healthcare Corp.	*	3,704	176,236
UnitedHealth Group, Inc.		35,256	2,016,996
WellPoint, Inc.		10,329	684,090

			9,098,880

Health Care Technology—0.1%
Cerner Corp.	*	5,042	477,729

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		15,251	523,109
Chipotle Mexican Grill, Inc.	*	1,080	351,940
Darden Restaurants, Inc.		4,663	240,984
International Game Technology		8,531	140,761

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Marriott International, Inc., Class A		8,420	$355,577
McDonald’s Corp.		34,697	3,458,944
Starbucks Corp.		25,624	1,459,543
Starwood Hotels & Resorts Worldwide, Inc.		6,925	441,330
Wyndham Worldwide Corp.		4,785	308,537
Wynn Resorts Ltd.		2,846	356,205
Yum! Brands, Inc.		15,538	1,117,804

			8,754,734

Household Durables—0.3%
D.R. Horton, Inc.		9,898	240,521
Garmin Ltd. (Switzerland)	†	3,828	126,477
Harman International Industries, Inc.		2,512	112,111
Leggett & Platt, Inc.		4,988	168,495
Lennar Corp., Class A		5,349	221,876
Newell Rubbermaid, Inc.		10,245	267,394
PulteGroup, Inc.	*	11,419	231,121
Whirlpool Corp.		2,748	325,528

			1,693,523

Household Products—2.2%
Clorox Co. (The)		4,678	414,143
Colgate-Palmolive Co.		15,297	1,805,505
Kimberly-Clark Corp.		13,475	1,320,281
Procter & Gamble Co. (The)		94,606	7,290,338

			10,830,267

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)		21,242	267,012
NRG Energy, Inc.		11,290	299,072

			566,084

Industrial Conglomerates—2.4%
3M Co.		22,193	2,359,338
Danaher Corp.		20,038	1,245,361
General Electric Co.		361,482	8,357,464

			11,962,163

Insurance—4.1%
ACE Ltd. (Switzerland)		11,800	1,049,846
Aflac, Inc.		16,308	848,342
Allstate Corp. (The)		16,951	831,786
American International Group, Inc.	*	50,947	1,977,763
Aon plc (United Kingdom)		10,831	666,106
Assurant, Inc.		3,058	137,641
Berkshire Hathaway, Inc., Class B	*	63,368	6,602,946
Chubb Corp. (The)		8,988	786,720
Cincinnati Financial Corp.		4,862	229,438
Genworth Financial, Inc., Class A	*	16,334	163,340
Hartford Financial Services Group, Inc.		14,732	380,086
Lincoln National Corp.		9,168	298,968
Loews Corp.		11,005	484,990
Marsh & McLennan Cos., Inc.		18,528	703,508
MetLife, Inc.		38,256	1,454,493
Principal Financial Group, Inc.		9,217	313,654
Progressive Corp. (The)		18,822	475,632
Prudential Financial, Inc.		15,947	940,713
Torchmark Corp.		3,112	186,098
Travelers Cos., Inc. (The)		13,374	1,125,957
Unum Group		9,125	257,781
XL Group plc (Ireland)		10,640	322,392

			20,238,200

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Internet & Catalog Retail—1.1%
Amazon.com, Inc.	*	12,630	$3,365,768
Expedia, Inc.		3,270	196,233
Netflix, Inc.	*	1,931	365,751
priceline.com, Inc.	*	1,745	1,200,438
TripAdvisor, Inc.	*	3,879	203,725

			5,331,915

Internet Software & Services—2.2%
Akamai Technologies, Inc.	*	6,281	221,657
eBay, Inc.	*	40,211	2,180,240
Google, Inc., Class A	*	9,275	7,364,628
VeriSign, Inc.	*	5,137	242,877
Yahoo! Inc.	*	33,820	795,785

			10,805,187

IT Services—3.8%
Accenture plc, Class A (Ireland)		22,110	1,679,697
Automatic Data Processing, Inc.		16,699	1,085,769
Cognizant Technology Solutions Corp., Class A	*	10,305	789,466
Computer Sciences Corp.		5,168	254,421
Fidelity National Information Services, Inc.		10,093	399,885
Fiserv, Inc.	*	4,489	394,269
International Business Machines Corp.		36,433	7,771,159
Mastercard, Inc., Class A		3,688	1,995,687
Paychex, Inc.		11,185	392,258
SAIC, Inc.		9,268	125,581
Teradata Corp.	*	5,791	338,831
Total System Services, Inc.		5,490	136,042
Visa, Inc., Class A		18,010	3,058,818
Western Union Co. (The)		20,297	305,267

			18,727,150

Leisure Equipment & Products—0.1%
Hasbro, Inc.	†	4,244	186,482
Mattel, Inc.		12,113	530,428

			716,910

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.		12,254	514,301
Life Technologies Corp.	*	5,789	374,143
PerkinElmer, Inc.		4,019	135,199
Thermo Fisher Scientific, Inc.		12,381	947,023
Waters Corp.	*	2,974	279,288

			2,249,954

Machinery—1.8%
Caterpillar, Inc.		22,575	1,963,348
Cummins, Inc.		6,063	702,156
Deere & Co.		13,614	1,170,532
Dover Corp.		6,051	440,997
Flowserve Corp.		1,669	279,908
Illinois Tool Works, Inc.		14,477	882,228
Ingersoll-Rand plc (Ireland)		9,500	522,595
Joy Global, Inc.		3,656	217,605
PACCAR, Inc.		12,002	606,821
Pall Corp.		3,958	270,609
Parker Hannifin Corp.		5,054	462,845
Pentair Ltd. (Switzerland)		7,136	376,424
Snap-on, Inc.		1,846	152,664
Stanley Black & Decker, Inc.		5,825	471,650

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xylem, Inc.		5,979	$164,781

			8,685,163

Media—3.5%
Cablevision Systems Corp., Class A		7,437	111,258
CBS Corp., Class B		20,308	948,180
Comcast Corp., Class A		91,861	3,859,081
DIRECTV	*	19,856	1,124,048
Discovery Communications, Inc., Class A	*	8,495	668,896
Gannett Co., Inc.		7,468	163,325
Interpublic Group of Cos., Inc. (The)		13,818	180,049
News Corp., Class A		69,589	2,123,856
Omnicom Group, Inc.		9,317	548,771
Scripps Networks Interactive, Inc., Class A		3,141	202,092
Time Warner Cable, Inc.		10,296	989,034
Time Warner, Inc.		32,526	1,874,148
Viacom, Inc., Class B		15,882	977,855
Walt Disney Co. (The)		62,640	3,557,952
Washington Post Co. (The), Class B		160	71,520

			17,400,065

Metals & Mining—0.6%
Alcoa, Inc.		36,839	313,868
Allegheny Technologies, Inc.		3,978	126,142
Cliffs Natural Resources, Inc.	†	4,728	89,879
Freeport-McMoRan Copper & Gold, Inc.		33,229	1,099,880
Newmont Mining Corp.		17,389	728,425
Nucor Corp.		10,776	497,313
United States Steel Corp.	†	4,478	87,321

			2,942,828

Multiline Retail—0.8%
Dollar General Corp.	*	10,504	531,292
Dollar Tree, Inc.	*	7,606	368,359
Family Dollar Stores, Inc.		3,484	205,730
J.C. Penney Co., Inc.	†	4,844	73,193
Kohl’s Corp.		7,096	327,338
Macy’s, Inc.		13,413	561,200
Nordstrom, Inc.		5,299	292,664
Target Corp.		22,806	1,561,071

			3,920,847

Multi-Utilities—1.3%
Ameren Corp.		8,536	298,931
CenterPoint Energy, Inc.		14,854	355,902
CMS Energy Corp.		9,405	262,776
Consolidated Edison, Inc.		10,333	630,623
Dominion Resources, Inc.		19,999	1,163,542
DTE Energy Co.		6,094	416,464
Integrys Energy Group, Inc.		2,588	150,518
NiSource, Inc.		10,786	316,461
PG&E Corp.		15,052	670,265
Public Service Enterprise Group, Inc.		17,851	613,003
SCANA Corp.		4,610	235,848
Sempra Energy		7,729	617,856
TECO Energy, Inc.		7,055	125,720
Wisconsin Energy Corp.		8,321	356,888

			6,214,797

Office Electronics—0.1%
Xerox Corp.		42,407	364,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—8.9%
Anadarko Petroleum Corp.		17,473	$1,528,014
Apache Corp.		13,460	1,038,574
Cabot Oil & Gas Corp.		7,263	491,051
Chesapeake Energy Corp.	†	17,414	355,420
Chevron Corp.		67,725	8,047,084
ConocoPhillips		42,398	2,548,120
CONSOL Energy, Inc.		8,076	271,757
Denbury Resources, Inc.	*	12,558	234,207
Devon Energy Corp.		12,926	729,285
EOG Resources, Inc.		9,441	1,209,109
EQT Corp.		5,423	367,408
Exxon Mobil Corp.		155,860	14,044,545
Hess Corp.		10,137	725,910
Kinder Morgan, Inc.		22,393	866,161
Marathon Oil Corp.		24,924	840,437
Marathon Petroleum Corp.		11,588	1,038,285
Murphy Oil Corp.		6,218	396,273
Newfield Exploration Co.	*	4,380	98,200
Noble Energy, Inc.		6,275	725,766
Occidental Petroleum Corp.		27,977	2,192,557
Peabody Energy Corp.		9,844	208,201
Phillips 66		21,948	1,535,701
Pioneer Natural Resources Co.		4,579	568,941
QEP Resources, Inc.		5,856	186,455
Range Resources Corp.		5,640	457,066
Southwestern Energy Co.	*	12,533	466,980
Spectra Energy Corp.		22,892	703,929
Tesoro Corp.		4,936	289,003
Valero Energy Corp.		19,469	885,645
Williams Cos., Inc. (The)		23,609	884,393
WPX Energy, Inc.	*	6,454	103,393

			44,037,870

Paper & Forest Products—0.1%
International Paper Co.		15,411	717,844

Personal Products—0.2%
Avon Products, Inc.		15,040	311,779
Estee Lauder Cos., Inc. (The), Class A		8,445	540,734

			852,513

Pharmaceuticals—5.9%
AbbVie, Inc.		54,557	2,224,834
Actavis, Inc.	*	4,448	409,705
Allergan, Inc.		10,586	1,181,715
Bristol-Myers Squibb Co.		56,977	2,346,883
Eli Lilly & Co.		34,732	1,972,430
Forest Laboratories, Inc.	*	8,371	318,433
Hospira, Inc.	*	5,541	181,911
Johnson & Johnson		97,059	7,913,220
Merck & Co., Inc.		105,121	4,649,502
Mylan, Inc.	*	14,475	418,907
Perrigo Co.		3,137	372,456
Pfizer, Inc.		250,189	7,220,455

			29,210,451

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		1,587	132,753
Equifax, Inc.		3,923	225,926
Robert Half International, Inc.		4,633	173,876

			532,555

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp. REIT		13,819	$1,062,958
Apartment Investment &
Management Co., Class A REIT		5,152	157,960
AvalonBay Communities, Inc. REIT		3,908	495,026
Boston Properties, Inc. REIT		5,262	531,778
Equity Residential REIT		11,248	619,315
HCP, Inc. REIT		15,826	789,084
Health Care REIT, Inc. REIT		9,011	611,937
Host Hotels & Resorts, Inc. REIT		25,476	445,575
Kimco Realty Corp. REIT		14,713	329,571
Plum Creek Timber Co., Inc. REIT		5,901	308,032
Prologis, Inc. REIT		16,246	649,515
Public Storage REIT		5,090	775,309
Simon Property Group, Inc. REIT		10,889	1,726,560
Ventas, Inc. REIT		10,242	749,715
Vornado Realty Trust REIT		6,019	503,429
Weyerhaeuser Co. REIT		19,182	601,931

			10,357,695

Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A	*	10,935	276,109

Road & Rail—0.8%
CSX Corp.		35,411	872,173
Norfolk Southern Corp.		10,847	836,087
Ryder System, Inc.		1,762	105,280
Union Pacific Corp.		16,240	2,312,738

			4,126,278

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.	*†	20,715	52,823
Altera Corp.		10,800	383,076
Analog Devices, Inc.		10,642	494,747
Applied Materials, Inc.		42,008	566,268
Broadcom Corp., Class A		18,131	628,602
First Solar, Inc.	*†	1,746	47,072
Intel Corp.		172,006	3,758,331
KLA-Tencor Corp.		5,820	306,947
Lam Research Corp.	*	5,391	223,511
Linear Technology Corp.		8,093	310,528
LSI Corp.	*	19,354	131,220
Microchip Technology, Inc.		6,653	244,564
Micron Technology, Inc.	*	35,993	359,210
NVIDIA Corp.		21,218	272,015
Teradyne, Inc.	*	6,358	103,127
Texas Instruments, Inc.		38,608	1,369,812
Xilinx, Inc.		9,115	347,919

			9,599,772

Software—3.3%
Adobe Systems, Inc.	*	17,281	751,896
Autodesk, Inc.	*	8,155	336,312
BMC Software, Inc.	*	4,891	226,600
CA, Inc.		11,396	286,837
Citrix Systems, Inc.	*	6,595	475,895
Electronic Arts, Inc.	*	10,885	192,665
Intuit, Inc.		9,844	646,259
Microsoft Corp.		262,096	7,498,567
Oracle Corp.		128,451	4,154,105
Red Hat, Inc.	*	6,899	348,814
Salesforce.com, Inc.	*	4,557	814,928
Symantec Corp.	*	24,479	604,142

			16,337,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Specialty Retail—2.2%
Abercrombie & Fitch Co., Class A		2,804	$129,545
AutoNation, Inc.	*	1,480	64,750
AutoZone, Inc.	*	1,287	510,643
Bed Bath & Beyond, Inc.	*	7,750	499,255
Best Buy Co., Inc.		9,936	220,082
CarMax, Inc.	*	7,931	330,723
GameStop Corp., Class A	†	3,808	106,510
Gap, Inc. (The)		10,646	376,868
Home Depot, Inc. (The)		51,679	3,606,161
L Brands, Inc.		8,319	371,527
Lowe’s Cos., Inc.		38,772	1,470,234
O’Reilly Automotive, Inc.	*	3,863	396,151
PetSmart, Inc.		3,829	237,781
Ross Stores, Inc.		7,521	455,923
Staples, Inc.		24,219	325,261
Tiffany & Co.	†	4,254	295,823
TJX Cos., Inc.		25,571	1,195,444
Urban Outfitters, Inc.	*	4,083	158,175

			10,750,856

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.		9,921	495,951
Fossil, Inc.	*	1,943	187,694
NIKE, Inc., Class B		25,151	1,484,161
PVH Corp.		2,748	293,514
Ralph Lauren Corp.		2,178	368,757
V.F. Corp.		3,098	519,689

			3,349,766

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		15,450	133,488
People’s United Financial, Inc.		12,543	168,578

			302,066

Tobacco—1.8%
Altria Group, Inc.		69,933	2,404,996
Lorillard, Inc.		13,189	532,176
Philip Morris International, Inc.		57,303	5,312,561
Reynolds American, Inc.		11,537	513,281

			8,763,014

Trading Companies & Distributors—0.2%
Fastenal Co.		9,111	467,850
W.W. Grainger, Inc.		2,074	466,608

			934,458

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	*	10,231	712,487
MetroPCS Communications, Inc.	*	11,147	121,502
Sprint Nextel Corp.	*	104,276	647,554

			1,481,543

TOTAL COMMON STOCKS (Cost $286,776,711)			485,647,687

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.080%	06/13/2013	‡	‡
(Cost $339,944)				$340,000	339,962

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—1.9%
Institutional Money Market Funds—1.9%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	500,000	$500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥6,690,300	6,690,300
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	295,178	295,178
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	400,000	400,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	500,000	500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	500,000	500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	500,000	500,000

TOTAL MONEY MARKET FUNDS (Cost $9,385,478)			9,385,478

TOTAL INVESTMENTS—100.3% (Cost $296,502,133)			495,373,127
Other assets less liabilities—(0.3%)			(1,609,867)

NET ASSETS—100.0%			$493,763,260

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—97.8%
Aerospace & Defense—2.2%
AAR Corp.		1,489	$27,383
Alliant Techsystems, Inc.		1,550	112,266
American Science & Engineering, Inc.		435	26,531
B/E Aerospace, Inc.	*	2,393	144,274
Boeing Co. (The)		25,702	2,206,517
Cubic Corp.		476	20,335
Curtiss-Wright Corp.		2,112	73,286
Engility Holdings, Inc.	*	622	14,916
Esterline Technologies Corp.	*	1,049	79,409
Exelis, Inc.		4,977	54,200
GenCorp, Inc.	*†	1,629	21,666
General Dynamics Corp.		12,337	869,882
HEICO Corp., Class A		1,713	58,773
Hexcel Corp.	*	4,757	138,001
Honeywell International, Inc.		27,826	2,096,689
Huntington Ingalls Industries, Inc.		1,577	84,101
Kratos Defense & Security Solutions, Inc.	*	832	4,185
L-3 Communications Holdings, Inc.		3,737	302,398
Lockheed Martin Corp.		9,671	933,445
Moog, Inc., Class A	*	1,446	66,270
National Presto Industries, Inc.	†	535	43,067
Northrop Grumman Corp.		7,805	547,521
Orbital Sciences Corp.	*	2,123	35,433
Precision Castparts Corp.		5,136	973,888
Raytheon Co.		10,521	618,530
Rockwell Collins, Inc.		6,041	381,308
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	39,936
Taser International, Inc.	*	2,292	18,221
Teledyne Technologies, Inc.	*	1,228	96,324
Textron, Inc.		8,214	244,859
TransDigm Group, Inc.		1,314	200,937
Triumph Group, Inc.		1,644	129,054
United Technologies Corp.		32,963	3,079,733

			13,743,338

Air Freight & Logistics—0.7%
Air T, Inc.		1,352	13,101
Atlas Air Worldwide Holdings, Inc.	*	600	24,456
C.H. Robinson Worldwide, Inc.		6,357	377,987
Expeditors International of Washington, Inc.		8,772	313,248
FedEx Corp.		8,008	786,386
Forward Air Corp.		1,431	53,362
Hub Group, Inc., Class A	*	2,400	92,304
Pacer International, Inc.	*	1,664	8,370
United Parcel Service, Inc., Class B		26,935	2,313,716
UTi Worldwide, Inc.		2,208	31,972

			4,014,902

Airlines—0.2%
Alaska Air Group, Inc.	*	2,686	171,797
Delta Air Lines, Inc.	*	25,505	421,087
JetBlue Airways Corp.	*†	6,414	44,257
SkyWest, Inc.		2,390	38,359
Southwest Airlines Co.		18,586	250,539
United Continental Holdings, Inc.	*	12,259	392,411
US Airways Group, Inc.	*†	8,660	146,960

			1,465,410

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.	*	2,113	$28,842
Autoliv, Inc. (Sweden)	†	915	63,263
BorgWarner, Inc.	*	4,109	317,790
Cooper Tire & Rubber Co.		3,066	78,674
Dana Holding Corp.		9,980	177,943
Fuel Systems Solutions, Inc.	*	769	12,665
Gentex Corp.		6,594	131,946
Gentherm, Inc.	*	2,107	34,513
Goodyear Tire & Rubber Co. (The)	*	7,281	91,813
Johnson Controls, Inc.		21,627	758,459
Lear Corp.		5,258	288,507
Modine Manufacturing Co.	*	1,208	10,993
Shiloh Industries, Inc.		1,441	15,520
Strattec Security Corp.		123	3,497
Superior Industries International, Inc.		1,102	20,585
Tenneco, Inc.	*	1,600	62,896
TRW Automotive Holdings Corp.	*	3,548	195,140

			2,293,046

Automobiles—0.5%
Ford Motor Co.		141,925	1,866,314
General Motors Co.	*	26,868	747,468
Harley-Davidson, Inc.		5,597	298,320
Tesla Motors, Inc.	*†	3,430	129,963
Thor Industries, Inc.		1,221	44,920
Winnebago Industries, Inc.	*	1,432	29,556

			3,116,541

Beverages—2.1%
Beam, Inc.		3,861	245,328
Brown-Forman Corp., Class B		5,077	362,498
Central European Distribution Corp. (Poland)	*†	9,797	3,282
Coca-Cola Bottling Co. Consolidated		437	26,360
Coca-Cola Co. (The)		156,856	6,343,257
Coca-Cola Enterprises, Inc.		8,850	326,742
Constellation Brands, Inc., Class A	*	8,096	385,693
Crimson Wine Group Ltd.	*	608	5,654
Dr. Pepper Snapple Group, Inc.		7,323	343,815
Molson Coors Brewing Co., Class B		3,486	170,570
Monster Beverage Corp.	*	5,360	255,886
PepsiCo, Inc.		55,820	4,415,920

			12,885,005

Biotechnology—1.9%
Aastrom Biosciences, Inc.	*†	411	288
Acorda Therapeutics, Inc.	*	674	21,588
Agenus, Inc.	*	284	1,105
Alexion Pharmaceuticals, Inc.	*	4,700	433,058
Alkermes plc (Ireland)	*	3,579	84,858
Allos Therapeutic, Inc.	*‡d	3,978	—
Alnylam Pharmaceuticals, Inc.	*	2,390	58,244
AMAG Pharmaceuticals, Inc.	*	834	19,891
Amgen, Inc.		24,296	2,490,583
Arena Pharmaceuticals, Inc.	*†	1,439	11,814
Ariad Pharmaceuticals, Inc.	*	5,175	93,616
Arqule, Inc.	*	864	2,238
Array BioPharma, Inc.	*	4,333	21,318
Astex Pharmaceuticals	*	1,338	5,967
Biogen Idec, Inc.	*	7,647	1,475,183

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
BioMarin Pharmaceutical, Inc.	*	3,587	$223,327
Biota Pharmaceuticals, Inc.		70	284
Celgene Corp.	*	15,827	1,834,507
Cell Therapeutics, Inc.	*	3,034	3,489
Celldex Therapeutics, Inc.	*	429	4,968
Cepheid, Inc.	*	1,692	64,922
Codexis, Inc.	*	230	550
Cubist Pharmaceuticals, Inc.	*	1,762	82,497
CytRx Corp.	*†	600	1,632
Dendreon Corp.	*†	4,737	22,406
Discovery Laboratories, Inc.	*†	171	391
Emergent Biosolutions, Inc.	*	1,319	18,440
Entremed, Inc.	*	126	256
Enzon Pharmaceuticals, Inc.		1,765	6,707
Exact Sciences Corp.	*	1,250	12,250
Exelixis, Inc.	*†	2,695	12,451
Galena Biopharma, Inc.	*†	209	437
Genomic Health, Inc.	*	1,284	36,311
Geron Corp.	*†	4,719	5,049
Gilead Sciences, Inc.	*	46,912	2,295,404
GTx, Inc.	*	200	830
Halozyme Therapeutics, Inc.	*	6,362	36,709
ImmunoGen, Inc.	*†	1,323	21,247
Immunomedics, Inc.	*	2,141	5,160
Incyte Corp. Ltd.	*†	3,102	72,618
InterMune, Inc.	*†	1,586	14,353
Isis Pharmaceuticals, Inc.	*†	2,216	37,539
Keryx Biopharmaceuticals, Inc.	*†	5,221	36,756
Lexicon Pharmaceuticals, Inc.	*	2,343	5,108
Ligand Pharmaceuticals, Inc., Class B	*	815	21,720
MannKind Corp.	*†	4,492	15,228
Maxygen, Inc.		1,231	2,967
MediciNova, Inc.	*	91	244
Medivation, Inc.	*	3,462	161,918
Momenta Pharmaceuticals, Inc.	*	2,618	34,924
Myriad Genetics, Inc.	*	4,124	104,750
Neurocrine Biosciences, Inc.	*	1,479	17,955
Novavax, Inc.	*†	1,550	3,534
NPS Pharmaceuticals, Inc.	*	1,660	16,915
Onyx Pharmaceuticals, Inc.	*	2,828	251,296
Osiris Therapeutics, Inc.	*	1,402	14,581
PDL BioPharma, Inc.	†	3,841	28,078
Peregrine Pharmaceuticals, Inc.	*†	1,823	2,443
Pharmacyclics, Inc.	*	1,782	143,291
Progenics Pharmaceuticals, Inc.	*	793	4,274
Regeneron Pharmaceuticals, Inc.	*	2,632	464,285
Rigel Pharmaceuticals, Inc.	*	1,882	12,779
Sarepta Therapeutics, Inc.	*†	399	14,743
Savient Pharmaceuticals, Inc.	*†	1,538	1,230
SIGA Technologies, Inc.	*†	4,649	16,643
Synageva BioPharma Corp.	*	242	13,291
Theravance, Inc.	*	3,224	76,151
United Therapeutics Corp.	*	1,828	111,270
Vanda Pharmaceuticals, Inc.	*	2,680	10,506
Vertex Pharmaceuticals, Inc.	*	7,575	416,473
XOMA Corp.	*†	331	1,155

			11,538,993

Building Products—0.2%
A.O. Smith Corp.		2,012	148,023
American Woodmark Corp.	*	800	27,224
Apogee Enterprises, Inc.		1,250	36,188

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fortune Brands Home & Security, Inc.	*	3,861	$144,517
Gibraltar Industries, Inc.	*	1,188	21,681
Griffon Corp.		1,288	15,353
Lennox International, Inc.		2,437	154,725
Masco Corp.		9,464	191,646
NCI Building Systems, Inc.	*	246	4,273
Owens Corning, Inc.	*	1,100	43,373
Quanex Building Products Corp.		1,671	26,903
Simpson Manufacturing Co., Inc.		2,084	63,791
Trex Co., Inc.	*	731	35,951
Universal Forest Products, Inc.		1,121	44,627
USG Corp.	*†	3,348	88,521

			1,046,796

Capital Markets—2.1%
Affiliated Managers Group, Inc.	*	1,354	207,934
American Capital Ltd.	*	10,947	159,771
Ameriprise Financial, Inc.		9,235	680,158
Arlington Asset Investment Corp., Class A		304	7,846
Bank of New York Mellon Corp. (The)		42,725	1,195,873
BGC Partners, Inc., Class A		7,270	30,243
BlackRock, Inc.		4,558	1,170,859
Calamos Asset Management, Inc., Class A		1,800	21,186
Charles Schwab Corp. (The)		39,829	704,575
CIFC Corp.	*	342	2,815
Cowen Group, Inc., Class A	*	2,582	7,281
Diamond Hill Investment Group, Inc.		331	25,755
E*TRADE Financial Corp.	*	13,474	144,307
Eaton Vance Corp.		5,282	220,946
Federated Investors, Inc., Class B	†	3,745	88,644
Franklin Resources, Inc.		6,281	947,238
GAMCO Investors, Inc., Class A		558	29,635
GFI Group, Inc.		2,520	8,417
Goldman Sachs Group, Inc. (The)		17,270	2,541,280
Greenhill & Co., Inc.		495	26,423
Institutional Financial Markets, Inc.		421	973
INTL FCStone, Inc.	*	507	8,827
Invesco Ltd.		16,610	481,026
Investment Technology Group, Inc.	*	2,078	22,941
Janus Capital Group, Inc.		6,411	60,263
Knight Capital Group, Inc., Class A	*	4,630	17,224
Legg Mason, Inc.		5,850	188,077
Medallion Financial Corp.		958	12,665
Morgan Stanley		52,106	1,145,290
Northern Trust Corp.		8,495	463,487
Piper Jaffray Cos.	*	963	33,031
Raymond James Financial, Inc.		3,472	160,059
Safeguard Scientifics, Inc.	*	678	10,712
SEI Investments Co.		5,918	170,734
State Street Corp.		15,937	941,717
Stifel Financial Corp.	*	2,724	94,441
SWS Group, Inc.	*	1,323	8,004
T. Rowe Price Group, Inc.		10,248	767,268
TD Ameritrade Holding Corp.		8,355	172,280
Virtus Investment Partners, Inc.	*	210	39,119
Waddell & Reed Financial, Inc., Class A		3,971	173,850
Walter Investment Management Corp.	*	602	22,425

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Westwood Holdings Group, Inc.		1,027	$45,630

			13,261,229

Chemicals—2.2%
A. Schulman, Inc.		1,444	45,573
Air Products & Chemicals, Inc.		6,756	588,583
Airgas, Inc.		3,075	304,917
Albemarle Corp.		3,712	232,074
Ashland, Inc.		1,520	112,936
Axiall Corp.		600	37,296
Cabot Corp.		2,693	92,101
Calgon Carbon Corp.	*	3,184	57,630
Celanese Corp., Series A		2,979	131,225
CF Industries Holdings, Inc.		2,571	489,441
Cytec Industries, Inc.		1,644	121,787
Dow Chemical Co. (The)		37,675	1,199,572
E.I. Du Pont de Nemours & Co.		36,166	1,777,921
Eastman Chemical Co.		4,366	305,052
Ecolab, Inc.		10,311	826,736
Ferro Corp.	*	1,818	12,271
FMC Corp.		3,500	199,605
H.B. Fuller Co.		2,570	100,436
Huntsman Corp.		5,470	101,687
International Flavors & Fragrances, Inc.		3,885	297,863
Intrepid Potash, Inc.		1,172	21,987
Koppers Holdings, Inc.		1,582	69,576
Kronos Worldwide, Inc.	†	2,262	35,400
Landec Corp.	*	986	14,267
LSB Industries, Inc.	*	1,411	49,075
Minerals Technologies, Inc.		1,736	72,061
Monsanto Co.		18,845	1,990,597
Mosaic Co. (The)		10,146	604,803
NewMarket Corp.		378	98,416
Olin Corp.		2,796	70,515
OM Group, Inc.	*	1,147	26,932
OMNOVA Solutions, Inc.	*	6,478	49,686
Penford Corp.	*	785	8,611
PolyOne Corp.		3,321	81,066
PPG Industries, Inc.		5,488	735,063
Praxair, Inc.		10,790	1,203,517
Quaker Chemical Corp.		483	28,507
Rockwood Holdings, Inc.		2,347	153,588
RPM International, Inc.		4,832	152,595
Scotts Miracle-Gro Co. (The), Class A		1,662	71,865
Sensient Technologies Corp.		2,027	79,235
Sherwin-Williams Co. (The)		2,340	395,203
Sigma-Aldrich Corp.		3,395	263,724
Stepan Co.		1,112	70,167
Tredegar Corp.		1,606	47,281
Valhi, Inc.		1,533	24,605
Valspar Corp.		2,240	139,440
W.R. Grace & Co.	*	1,838	142,463
Zep, Inc.		936	14,049

			13,749,000

Commercial Banks—3.0%
1st Source Corp.		1,180	27,966
Associated Banc-Corp		5,110	77,621
BancFirst Corp.		642	26,771
BancorpSouth, Inc.		3,611	58,859
Bank of Hawaii Corp.		1,898	96,437
BB&T Corp.		24,485	768,584

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
BOK Financial Corp.		1,765	$109,960
Boston Private Financial Holdings, Inc.		1,297	12,814
Bryn Mawr Bank Corp.		1,058	24,630
Capital City Bank Group, Inc.	*	1,113	13,746
CapitalSource, Inc.		19,650	189,033
Cardinal Financial Corp.		1,142	20,762
Cascade Bancorp	*	219	1,480
Cathay General Bancorp		2,082	41,890
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*	103	1,617
Chemical Financial Corp.		1,552	40,942
CIT Group, Inc.	*	6,132	266,619
Citizens Republic Bancorp, Inc.	*	6,759	152,415
City Holding Co.		250	9,948
City National Corp./California		1,548	91,193
CoBiz Financial, Inc.		1,063	8,589
Comerica, Inc.		8,301	298,421
Commerce Bancshares, Inc./Missouri		2,859	116,733
Community Bank System, Inc.		1,402	41,541
Community Trust Bancorp, Inc.		665	22,630
Cullen/Frost Bankers, Inc.	†	2,502	156,450
CVB Financial Corp.		4,084	46,027
East West Bancorp, Inc.		7,969	204,564
Fidelity Southern Corp.	*	1,558	17,917
Fifth Third Bancorp		34,539	563,331
Financial Institutions, Inc.		749	14,950
First BanCorp. (Puerto Rico)	*†	322	2,006
First Bancorp/North Carolina		643	8,674
First Busey Corp.		2,407	11,000
First Citizens BancShares, Inc./North Carolina, Class A		254	46,406
First Commonwealth Financial Corp.		2,619	19,538
First Financial Bancorp		1,895	30,415
First Financial Bankshares, Inc.	†	500	24,300
First Horizon National Corp.		8,735	93,290
First Merchants Corp.		874	13,521
First Midwest Bancorp, Inc./Illinois		2,002	26,587
First Niagara Financial Group, Inc.		10,034	88,901
First of Long Island Corp. (The)		986	29,235
FirstMerit Corp.	†	3,950	65,294
FNB Corp./Pennsylvania		4,685	56,689
Fulton Financial Corp.		6,533	76,436
Glacier Bancorp, Inc.		1,771	33,614
Guaranty Bancorp	*	5,300	11,130
Hancock Holding Co.		2,032	62,829
Hanmi Financial Corp.	*	900	14,400
Heritage Financial Corp./Washington		332	4,814
Home Bancshares, Inc./Arkansas		1,170	44,074
Huntington Bancshares, Inc./Ohio		26,837	198,325
IBERIABANK Corp.		966	48,319
Independent Bank Corp./Massachusetts		874	28,484
Independent Bank Corp./Michigan	*	208	1,760
International Bancshares Corp.		3,248	67,558
KeyCorp		27,431	273,213
M&T Bank Corp.	†	3,469	357,862
MB Financial, Inc.		931	22,502
Merchants Bancshares, Inc.		571	17,207
MidSouth Bancorp, Inc.		522	8,488

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MidWestOne Financial Group, Inc.		552	$13,143
National Penn Bancshares, Inc.		2,758	29,483
NBT Bancorp, Inc.		1,000	22,150
Old National Bancorp/Indiana		3,552	48,840
Pacific Premier Bancorp, Inc.	*	976	12,834
PacWest Bancorp		894	26,024
Park National Corp.	†	728	50,807
Peoples Bancorp, Inc./Ohio		814	18,225
Pinnacle Financial Partners, Inc.	*	1,818	42,468
PNC Financial Services Group, Inc.		20,071	1,334,722
Popular, Inc. (Puerto Rico)	*	5,380	148,542
PrivateBancorp, Inc.		1,200	22,692
Prosperity Bancshares, Inc.		2,300	108,997
Regions Financial Corp.		41,501	339,893
Republic Bancorp, Inc./Kentucky, Class A		1,603	36,292
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	1,323
S&T Bancorp, Inc.		955	17,706
Sandy Spring Bancorp, Inc.		344	6,914
Shore Bancshares, Inc.	*	826	5,633
Signature Bank/New York	*	1,900	149,644
Simmons First National Corp., Class A		911	23,067
Sterling Bancorp/New York		1,476	14,996
Sterling Financial Corp./Washington		38	824
Suffolk Bancorp	*	1,100	15,664
SunTrust Banks, Inc.		19,144	551,539
Susquehanna Bancshares, Inc.		2,932	36,445
SVB Financial Group	*	1,437	101,941
Synovus Financial Corp.	†	41,667	115,418
TCF Financial Corp.		6,104	91,316
Texas Capital Bancshares, Inc.	*	2,821	114,109
Tompkins Financial Corp.		730	30,864
TowneBank/Virginia	†	1,448	21,677
Trustmark Corp.		2,635	65,901
U.S. Bancorp		70,002	2,375,168
UMB Financial Corp.		1,211	59,424
Umpqua Holdings Corp.		1,151	15,262
United Bankshares, Inc.	†	2,134	56,786
United Community Banks, Inc./Georgia	*	454	5,148
Valley National Bancorp	†	6,899	70,646
Washington Trust Bancorp, Inc.		500	13,690
Webster Financial Corp.		2,393	58,054
Wells Fargo & Co.		185,208	6,850,844
WesBanco, Inc.		1,699	40,691
Westamerica Bancorporation		1,628	73,797
Western Alliance Bancorp	*	1,400	19,376
Wintrust Financial Corp.		1,017	37,670
Zions Bancorporation		5,053	126,274

			18,734,234

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	50,952
ACCO Brands Corp.	*	2,302	15,377
ADT Corp. (The)		4,996	244,504
Avery Dennison Corp.		3,924	169,007
Brink’s Co. (The)		2,084	58,894
Cenveo, Inc.	*†	4,741	10,193
Cintas Corp.		2,017	89,010
Clean Harbors, Inc.	*	2,414	140,229
Consolidated Graphics, Inc.	*	776	30,342

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Copart, Inc.	*	2,852	$97,767
Courier Corp.		424	6,110
Covanta Holding Corp.		4,185	84,328
Deluxe Corp.		2,098	86,857
EnergySolutions, Inc.	*	4,049	15,184
Ennis, Inc.		695	10,474
G&K Services, Inc., Class A		1,008	45,874
Healthcare Services Group, Inc.		5,603	143,605
Herman Miller, Inc.		3,155	87,299
HNI Corp.		2,512	89,151
Interface, Inc.		3,357	64,521
Iron Mountain, Inc.		7,780	282,492
Kimball International, Inc., Class B		1,500	13,590
Knoll, Inc.		2,701	48,969
McGrath RentCorp		916	28,488
Mine Safety Appliances Co.		1,444	71,651
Mobile Mini, Inc.	*	2,000	58,860
NL Industries, Inc.		2,111	26,240
Perma-Fix Environmental Services, Inc.	*	5,502	4,512
Pitney Bowes, Inc.	†	1,828	27,164
R.R. Donnelley & Sons Co.	†	8,887	107,088
Republic Services, Inc.		14,202	468,666
Rollins, Inc.		1,486	36,481
Standard Register Co. (The)	*	1,650	1,387
Steelcase, Inc., Class A		1,992	29,342
Stericycle, Inc.	*	3,138	333,193
Tetra Tech, Inc.	*	2,114	64,456
TRC Cos., Inc.	*	327	2,109
United Stationers, Inc.		2,556	98,789
Viad Corp.		937	25,917
Virco Manufacturing Corp.	*	799	1,902
Waste Connections, Inc.		3,543	127,477
Waste Management, Inc.		12,851	503,888

			3,902,339

Communications Equipment—1.8%
ADTRAN, Inc.	†	3,197	62,821
Alliance Fiber Optic Products, Inc.		963	12,548
Anaren, Inc.	*	813	15,764
Arris Group, Inc.	*	3,613	62,035
Aruba Networks, Inc.	*†	2,125	52,572
Aviat Networks, Inc.	*	2,182	7,353
Black Box Corp.		865	18,866
Brocade Communications Systems, Inc.	*	14,008	80,826
CalAmp Corp.	*	550	6,033
Ciena Corp.	*	5,950	95,260
Cisco Systems, Inc.		206,501	4,317,936
Comtech Telecommunications Corp.		1,350	32,778
Digi International, Inc.	*	1,976	17,646
EchoStar Corp., Class A	*	1,877	73,147
Emcore Corp.	*	306	1,781
Emulex Corp.	*	3,408	22,254
Extreme Networks, Inc.	*	4,491	15,135
F5 Networks, Inc.	*	2,664	237,309
Finisar Corp.	*†	856	11,291
Harmonic, Inc.	*	2,820	16,328
Harris Corp.		3,891	180,309
Infinera Corp.	*†	4,191	29,337
InterDigital, Inc.	†	2,803	134,067
Ixia	*	2,330	50,421
JDS Uniphase Corp.	*	7,444	99,526

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Juniper Networks, Inc.	*	17,553	$325,433
KVH Industries, Inc.	*	375	5,089
Motorola Solutions, Inc.		8,298	531,321
NETGEAR, Inc.	*	1,206	40,413
Numerex Corp., Class A	*	1,800	23,022
Oclaro, Inc.	*†	363	457
Oplink Communications, Inc.	*	758	12,431
Optical Cable Corp.		240	1,001
Parkervision, Inc.	*†	1,052	3,861
Performance Technologies, Inc.	*	793	658
Plantronics, Inc.		1,826	80,691
Polycom, Inc.	*	8,354	92,562
QUALCOMM, Inc.		64,865	4,342,712
Riverbed Technology, Inc.	*	3,698	55,137
Sonus Networks, Inc.	*	10,700	27,713
Tellabs, Inc.		19,143	40,009
UTStarcom Holdings Corp. (China)	*	919	2,573
ViaSat, Inc.	*†	1,190	57,644
Westell Technologies, Inc., Class A	*	1,821	3,660
Zoom Technologies, Inc. (China)	*†	542	369

			11,300,099

Computers & Peripherals—3.5%
3D Systems Corp.	*†	3,474	112,002
Apple, Inc.		34,838	15,420,344
Avid Technology, Inc.	*	1,448	9,079
Concurrent Computer Corp.		190	1,503
Cray, Inc.	*	714	16,572
Dataram Corp.	*	195	411
Dell, Inc.		58,645	840,383
Diebold, Inc.		3,079	93,355
Dot Hill Systems Corp.	*	1,396	1,536
Electronics for Imaging, Inc.	*	2,638	66,900
EMC Corp.	*	78,697	1,880,071
Hewlett-Packard Co.		65,277	1,556,204
Hutchinson Technology, Inc.	*†	1,149	3,160
Imation Corp.	*	1,564	5,974
Intermec, Inc.	*	2,374	23,336
Lexmark International, Inc., Class A		1,492	39,389
NCR Corp.	*	7,848	216,291
NetApp, Inc.	*	11,382	388,809
Novatel Wireless, Inc.	*	1,358	2,702
QLogic Corp.	*	3,731	43,280
Quantum Corp.	*	6,681	8,552
SanDisk Corp.	*	8,969	493,295
Silicon Graphics International Corp.	*	1,843	25,341
STEC, Inc.	*	1,255	5,547
Synaptics, Inc.	*	1,586	64,534
TransAct Technologies, Inc.		888	7,006
Western Digital Corp.		8,356	420,140

			21,745,716

Construction & Engineering—0.3%
AECOM Technology Corp.	*	3,236	106,141
Aegion Corp.	*	1,223	28,313
Comfort Systems USA, Inc.		2,179	30,702
Dycom Industries, Inc.	*	2,076	40,877
EMCOR Group, Inc.		2,908	123,270
Fluor Corp.		4,946	328,068
Furmanite Corp.	*	1,100	7,359
Granite Construction, Inc.		1,889	60,146
Jacobs Engineering Group, Inc.	*	4,968	279,400

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
KBR, Inc.		6,464	$207,365
Layne Christensen Co.	*	510	10,904
MasTec, Inc.	*	2,049	59,728
Quanta Services, Inc.	*	8,861	253,247
Tutor Perini Corp.	*	960	18,528
URS Corp.		2,934	139,101

			1,693,149

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	138,790
Headwaters, Inc.	*	2,095	22,835
Martin Marietta Materials, Inc.		494	50,398
Texas Industries, Inc.	*†	1,116	70,431
Vulcan Materials Co.		3,605	186,379

			468,833

Consumer Finance—0.8%
American Express Co.		34,754	2,344,505
Capital One Financial Corp.		18,869	1,036,851
Cash America International, Inc.		685	35,942
Discover Financial Services		18,027	808,331
Ezcorp, Inc., Class A	*	2,031	43,260
First Marblehead Corp. (The)	*†	2,764	2,791
Nelnet, Inc., Class A		481	16,258
Portfolio Recovery Associates, Inc.	*	504	63,968
SLM Corp.		20,100	411,648
World Acceptance Corp.	*†	639	54,871

			4,818,425

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	26,713
AptarGroup, Inc.		3,130	179,506
Ball Corp.		6,557	311,982
Bemis Co., Inc.		1,316	53,114
Crown Holdings, Inc.	*	3,283	136,606
Greif, Inc., Class A		852	45,684
MeadWestvaco Corp.		2,983	108,283
Myers Industries, Inc.		1,716	23,955
Owens-Illinois, Inc.	*	6,064	161,606
Packaging Corp. of America		4,339	194,691
Rock-Tenn Co., Class A		1,450	134,546
Sealed Air Corp.		2,704	65,193
Silgan Holdings, Inc.		820	38,745
Sonoco Products Co.		3,353	117,321

			1,597,945

Distributors—0.1%
Genuine Parts Co.		3,417	266,526
LKQ Corp.	*	14,000	304,640
Pool Corp.		2,434	116,832
VOXX International Corp.	*	1,218	13,045

			701,043

Diversified Consumer Services—0.2%
American Public Education, Inc.	*†	698	24,353
Apollo Group, Inc., Class A	*	5,209	90,585
Ascent Capital Group, Inc., Class A	*	545	40,570
Career Education Corp.	*	4,167	9,876
Coinstar, Inc.	*†	1,075	62,802
Corinthian Colleges, Inc.	*†	3,624	7,610
DeVry, Inc.		2,980	94,615
H&R Block, Inc.		11,402	335,447
Hillenbrand, Inc.		1,576	39,841
ITT Educational Services, Inc.	*†	1,873	25,810
Learning Tree International, Inc.	*	766	2,834

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Matthews International Corp., Class A		1,052	$36,704
Regis Corp.	†	1,818	33,069
Service Corp. International		11,775	196,996
Sotheby’s		2,623	98,127
Steiner Leisure Ltd. (Bahamas)	*	1,503	72,685
Stewart Enterprises, Inc., Class A		4,115	38,228
Strayer Education, Inc.	†	551	26,657
Universal Technical Institute, Inc.		418	5,279
Weight Watchers International, Inc.	†	1,826	76,893

			1,318,981

Diversified Financial Services—3.2%
Bank of America Corp.		407,057	4,957,954
Citigroup, Inc.		111,256	4,921,966
CME Group, Inc.		13,490	828,151
Interactive Brokers Group, Inc., Class A		1,570	23,409
IntercontinentalExchange, Inc.	*†	2,776	452,682
JPMorgan Chase & Co.		144,036	6,835,949
Leucadia National Corp.		9,873	270,816
McGraw-Hill Cos., Inc. (The)		9,601	500,020
Moody’s Corp.		6,057	322,959
MSCI, Inc.	*	3,439	116,685
NASDAQ OMX Group, Inc. (The)		5,431	175,421
NYSE Euronext		9,567	369,669
PHH Corp.	*	2,212	48,576
PICO Holdings, Inc.	*	1,150	25,530
Resource America, Inc., Class A		1,287	12,819

			19,862,606

Diversified Telecommunication Services—2.3%
8x8, Inc.	*	3,048	20,879
Alaska Communications Systems Group, Inc.		2,850	4,731
AT&T, Inc.		208,622	7,654,341
CenturyLink, Inc.		19,640	689,953
Cincinnati Bell, Inc.	*	8,448	27,541
Cogent Communications Group, Inc.		2,886	76,190
Consolidated Communications Holdings, Inc.		80	1,404
Frontier Communications Corp.	†	39,354	156,629
General Communication, Inc., Class A	*	2,516	23,072
HickoryTech Corp.		651	6,608
IDT Corp., Class B		1,600	19,296
Level 3 Communications, Inc.	*†	9,439	191,517
Lumos Networks Corp.		1,350	18,198
Premiere Global Services, Inc.	*	2,174	23,892
Towerstream Corp.	*†	32,027	71,420
tw telecom inc.	*	1,928	48,566
Verizon Communications, Inc.		105,621	5,191,272
Windstream Corp.	†	21,003	166,974

			14,392,483

Electric Utilities—1.9%
ALLETE, Inc.		1,243	60,932
American Electric Power Co., Inc.		17,879	869,456
Cleco Corp.		2,109	99,186
Duke Energy Corp.		24,824	1,801,974
Edison International		12,222	615,011
El Paso Electric Co.		1,748	58,820
Empire District Electric Co. (The)		1,197	26,813
Entergy Corp.		5,441	344,089

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Exelon Corp.		34,906	$1,203,559
FirstEnergy Corp.		12,192	514,502
Great Plains Energy, Inc.		3,450	80,005
Hawaiian Electric Industries, Inc.	†	3,066	84,959
IDACORP, Inc.		1,515	73,129
ITC Holdings Corp.		1,539	137,371
MGE Energy, Inc.		1,559	86,431
NextEra Energy, Inc.		16,813	1,306,034
Northeast Utilities		10,939	475,409
NV Energy, Inc.		7,959	159,419
OGE Energy Corp.		3,358	234,993
Otter Tail Corp.		1,095	34,098
Pepco Holdings, Inc.		7,066	151,212
Pinnacle West Capital Corp.		3,789	219,345
PNM Resources, Inc.		2,169	50,516
Portland General Electric Co.		1,100	33,363
PPL Corp.		22,170	694,143
Southern Co.		31,134	1,460,807
UIL Holdings Corp.		1,496	59,227
Unitil Corp.		420	11,815
UNS Energy Corp.		1,571	76,885
Westar Energy, Inc.		4,032	133,782
Xcel Energy, Inc.		16,552	491,594

			11,648,879

Electrical Equipment—0.8%
Active Power, Inc.	*	218	1,001
Acuity Brands, Inc.		1,873	129,893
American Superconductor Corp.	*†	1,147	3,051
AMETEK, Inc.		9,526	413,047
AZZ, Inc.		3,164	152,505
Babcock & Wilcox Co. (The)		5,852	166,255
Belden, Inc.		1,894	97,825
Brady Corp., Class A		2,402	80,539
Capstone Turbine Corp.	*†	34,249	30,824
Eaton Corp. plc (Ireland)		15,084	923,895
Emerson Electric Co.		26,374	1,473,515
Encore Wire Corp.		1,400	49,028
Franklin Electric Co., Inc.		1,804	60,560
FuelCell Energy, Inc.	*†	93,986	88,704
General Cable Corp.	*	3,772	138,168
GrafTech International Ltd.	*†	3,487	26,780
Hubbell, Inc., Class B		2,078	201,795
II-VI, Inc.	*	1,364	23,243
LSI Industries, Inc.		1,083	7,559
Magnetek, Inc.	*	140	1,956
Powell Industries, Inc.	*	1,045	54,936
Regal-Beloit Corp.		1,272	103,744
Rockwell Automation, Inc.		4,331	373,982
Roper Industries, Inc.		2,980	379,384
Ultralife Corp.	*	416	1,822
Vicor Corp.	*	1,380	6,859

			4,990,870

Electronic Equipment, Instruments & Components—0.6%
Agilysys, Inc.	*	1,335	13,270
Amphenol Corp., Class A		5,423	404,827
Anixter International, Inc.		1,723	120,472
Arrow Electronics, Inc.	*	4,585	186,243
Avnet, Inc.	*	5,129	185,670
AVX Corp.		2,270	27,013
Badger Meter, Inc.		1,134	60,692
Benchmark Electronics, Inc.	*	2,520	45,410
Checkpoint Systems, Inc.	*	1,441	18,819

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cognex Corp.		2,023	$85,269
Coherent, Inc.		1,348	76,486
Corning, Inc.		52,776	703,504
CTS Corp.		1,580	16,495
Daktronics, Inc.		927	9,734
Dolby Laboratories, Inc., Class A	†	1,370	45,977
DTS, Inc.	*	755	12,556
Echelon Corp.	*	1,769	4,316
Electro Rent Corp.		950	17,613
Electro Scientific Industries, Inc.		1,421	15,702
FARO Technologies, Inc.	*	453	19,656
FEI Co.		1,368	88,304
FLIR Systems, Inc.		5,608	145,864
Frequency Electronics, Inc.		821	7,668
ID Systems, Inc.	*	2,016	11,491
Identive Group, Inc.	*	1,494	2,211
Ingram Micro, Inc., Class A	*	1,030	20,270
Insight Enterprises, Inc.	*	2,054	42,354
Iteris, Inc.	*	4,263	7,759
Itron, Inc.	*	955	44,312
Jabil Circuit, Inc.		8,287	153,144
Lightpath Technologies, Inc., Class A	*	1,526	1,145
Littelfuse, Inc.		909	61,676
LRAD Corp.	*	3,686	3,833
Maxwell Technologies, Inc.	*†	370	1,994
Mercury Systems, Inc.	*	963	7,097
Mesa Laboratories, Inc.		1,200	63,588
Methode Electronics, Inc.		1,383	17,813
Molex, Inc.		1,611	47,170
MTS Systems Corp.		1,342	78,037
National Instruments Corp.		5,121	167,713
Newport Corp.	*	1,614	27,309
OSI Systems, Inc.	*	867	54,005
Park Electrochemical Corp.		1,086	27,519
PC Connection, Inc.		854	13,963
Planar Systems, Inc.	*	785	1,476
Plexus Corp.	*	1,884	45,800
Power-One, Inc.	*†	3,459	14,355
Pulse Electronics Corp.	*	1,866	756
Radisys Corp.	*	961	4,728
Research Frontiers, Inc.	*†	752	2,767
Rofin-Sinar Technologies, Inc.	*	2,200	59,598
Rogers Corp.	*	803	38,239
Sanmina Corp.	*	3,577	40,635
ScanSource, Inc.	*	1,126	31,776
Sigmatron International, Inc.	*	282	1,159
SYNNEX Corp.	*	104	3,848
Tech Data Corp.	*	2,057	93,820
Trimble Navigation Ltd.	*	8,636	258,735
TTM Technologies, Inc.	*	1,639	12,456
Universal Display Corp.	*†	1,350	39,677
Vishay Intertechnology, Inc.	*	6,172	84,001
Vishay Precision Group, Inc.	*	440	6,464
Wayside Technology Group, Inc.		1,787	21,247
Zygo Corp.	*	967	14,321

			3,941,821

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*	1,298	68,197
Baker Hughes, Inc.		13,177	611,545
Basic Energy Services, Inc.	*†	1,600	21,872
Bristow Group, Inc.		982	64,753
Cal Dive International, Inc.	*†	4,816	8,669

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cameron International Corp.	*	9,319	$607,599
CARBO Ceramics, Inc.	†	1,137	103,547
Dawson Geophysical Co.	*	924	27,720
Diamond Offshore Drilling, Inc.	†	1,577	109,696
Dresser-Rand Group, Inc.	*	2,924	180,294
Dril-Quip, Inc.	*	880	76,710
Era Group, Inc.	*	713	14,973
Exterran Holdings, Inc.	*	2,465	66,555
FMC Technologies, Inc.	*	8,237	448,010
Geospace Technologies Corp.	*	1,100	118,712
Gulfmark Offshore, Inc., Class A		1,000	38,960
Halliburton Co.		32,022	1,294,009
Helix Energy Solutions Group, Inc.	*	3,853	88,157
Helmerich & Payne, Inc.		3,926	238,308
Hercules Offshore, Inc.	*	5,226	38,777
Hornbeck Offshore Services, Inc.	*	1,800	83,628
ION Geophysical Corp.	*	6,136	41,786
Key Energy Services, Inc.	*	7,257	58,637
Lufkin Industries, Inc.		2,000	132,780
Matrix Service Co.	*	468	6,973
McDermott International, Inc.	*	11,704	128,627
Mitcham Industries, Inc.	*	1,100	18,612
Nabors Industries Ltd. (Bermuda)		10,988	178,225
National Oilwell Varco, Inc.		16,517	1,168,578
Newpark Resources, Inc.	*	3,484	32,331
Oceaneering International, Inc.		4,464	296,454
Oil States International, Inc.	*	2,026	165,261
Parker Drilling Co.	*	3,755	16,071
Patterson-UTI Energy, Inc.		6,712	160,014
PHI, Inc.	*	774	26,479
Pioneer Energy Services Corp.	*	2,700	22,275
Rowan Cos. plc, Class A	*	3,918	138,540
Schlumberger Ltd.		50,479	3,780,372
SEACOR Holdings, Inc.		713	52,534
Superior Energy Services, Inc.	*	4,034	104,763
Tesco Corp.	*	3,185	42,647
TETRA Technologies, Inc.	*	2,352	24,131
Tidewater, Inc.		78	3,939
Unit Corp.	*	1,702	77,526

			10,988,246

Food & Staples Retailing—2.1%
Andersons, Inc. (The)		700	37,464
Arden Group, Inc., Class A		260	26,284
Casey’s General Stores, Inc.		1,608	93,746
Costco Wholesale Corp.		14,357	1,523,421
CVS Caremark Corp.		46,763	2,571,497
Harris Teeter Supermarkets, Inc.		1,967	84,011
Kroger Co. (The)		14,687	486,727
Nash Finch Co.		674	13,197
Pantry, Inc. (The)	*	1,200	14,964
Rite Aid Corp.	*	25,982	49,366
Safeway, Inc.	†	8,825	232,539
SUPERVALU, Inc.	†	8,154	41,096
Sysco Corp.		22,511	791,712
United Natural Foods, Inc.	*	1,912	94,070
Walgreen Co.		31,202	1,487,711
Wal-Mart Stores, Inc.		61,467	4,599,576
Weis Markets, Inc.		382	15,547
Whole Foods Market, Inc.		6,164	534,727

			12,697,655

Food Products—1.8%
Archer-Daniels-Midland Co.		23,265	784,728

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bunge Ltd.		4,700	$347,001
Campbell Soup Co.		5,629	255,331
Chiquita Brands International, Inc.	*	2,150	16,684
ConAgra Foods, Inc.		14,190	508,144
Darling International, Inc.	*	3,150	56,574
Dean Foods Co.	*	6,281	113,875
Farmer Bros. Co.	*	930	13,671
Flowers Foods, Inc.		6,210	204,557
Fresh Del Monte Produce, Inc.		567	15,298
General Mills, Inc.		21,313	1,050,944
Green Mountain Coffee Roasters, Inc.	*†	4,435	251,731
Griffin Land & Nurseries, Inc.		650	19,533
H.J. Heinz Co.		10,532	761,148
Hain Celestial Group, Inc. (The)	*	1,426	87,100
Hershey Co. (The)		6,664	583,300
Hillshire Brands Co.		4,327	152,094
Hormel Foods Corp.		6,390	264,035
Ingredion, Inc.		3,164	228,821
Inventure Foods, Inc.	*	5,272	41,016
J&J Snack Foods Corp.		761	58,513
J.M. Smucker Co. (The)		4,592	455,343
Kellogg Co.		8,673	558,801
Kraft Foods Group, Inc.		19,695	1,014,883
Lancaster Colony Corp.		1,389	106,953
McCormick & Co., Inc.		4,101	301,629
Mead Johnson Nutrition Co.		7,038	545,093
Mondelez International, Inc., Class A		64,045	1,960,417
Post Holdings, Inc.	*	1,156	49,627
Sanderson Farms, Inc.		864	47,192
Seaboard Corp.		18	50,400
Smithfield Foods, Inc.	*	4,682	123,979
Snyders-Lance, Inc.		1,370	34,606
Tootsie Roll Industries, Inc.	†	681	20,364
TreeHouse Foods, Inc.	*	1,256	81,828
Tyson Foods, Inc., Class A		10,231	253,933

			11,419,146

Gas Utilities—0.3%
AGL Resources, Inc.		3,698	155,131
Atmos Energy Corp.		2,732	116,629
Chesapeake Utilities Corp.		949	46,548
Delta Natural Gas Co., Inc.		760	16,614
Laclede Group, Inc. (The)		1,025	43,767
National Fuel Gas Co.		3,639	223,253
New Jersey Resources Corp.		1,681	75,393
Northwest Natural Gas Co.		1,183	51,839
ONEOK, Inc.		7,816	372,589
Piedmont Natural Gas Co., Inc.		2,740	90,091
Questar Corp.		7,412	180,334
South Jersey Industries, Inc.		2,014	111,958
Southwest Gas Corp.		1,252	59,420
UGI Corp.		2,720	104,421
WGL Holdings, Inc.		2,315	102,092

			1,750,079

Health Care Equipment & Supplies—2.0%
Abaxis, Inc.		749	35,443
Abbott Laboratories		59,451	2,099,809
ABIOMED, Inc.	*	886	16,542
Alere, Inc.	*	3,011	76,871
Align Technology, Inc.	*	2,449	82,066
Analogic Corp.		593	46,859

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Baxter International, Inc.		19,308	$1,402,533
Becton Dickinson and Co.		7,370	704,646
Biolase, Inc.	*†	824	3,279
Boston Scientific Corp.	*	53,540	418,147
C.R. Bard, Inc.		2,876	289,843
CareFusion Corp.	*	6,833	239,087
Cerus Corp.	*	1,010	4,464
Conceptus, Inc.	*	1,047	25,285
CONMED Corp.		1,362	46,390
Cooper Cos., Inc. (The)		1,627	175,521
CryoLife, Inc.		937	5,631
Cyberonics, Inc.	*	956	44,750
DENTSPLY International, Inc.		5,668	240,437
Edwards Lifesciences Corp.	*	4,494	369,227
Greatbatch, Inc.	*	942	28,138
Haemonetics Corp.	*	2,314	96,401
Hill-Rom Holdings, Inc.		1,576	55,507
Hologic, Inc.	*	9,792	221,299
ICU Medical, Inc.	*	605	35,665
IDEXX Laboratories, Inc.	*	1,985	183,394
Integra LifeSciences Holdings Corp.	*	1,190	46,422
Intuitive Surgical, Inc.	*	1,260	618,899
Invacare Corp.		1,333	17,396
Masimo Corp.		1,500	29,430
Medtronic, Inc.		39,854	1,871,544
Meridian Bioscience, Inc.		1,158	26,426
Merit Medical Systems, Inc.	*	3,149	38,607
NuVasive, Inc.	*	990	21,097
OraSure Technologies, Inc.	*	1,687	9,110
Palomar Medical Technologies, Inc.	*	1,116	15,055
ResMed, Inc.	†	6,068	281,312
RTI Biologics, Inc.	*	807	3,180
Sirona Dental Systems, Inc.	*	1,664	122,687
Spectranetics Corp.	*	1,045	19,364
St. Jude Medical, Inc.		11,448	462,957
Staar Surgical Co.	*	848	4,774
STERIS Corp.		2,777	115,551
Stryker Corp.		10,105	659,250
SurModics, Inc.	*	9	245
Teleflex, Inc.		1,322	111,722
Theragenics Corp.	*	488	795
ThermoGenesis Corp.	*	1,079	917
Thoratec Corp.	*	2,306	86,475
Urologix, Inc.	*	1,050	577
Varian Medical Systems, Inc.	*	4,761	342,792
Volcano Corp.	*	1,970	43,852
West Pharmaceutical Services, Inc.		1,704	110,658
Wright Medical Group, Inc.	*	1,309	31,167
Zimmer Holdings, Inc.		6,941	522,102

			12,561,597

Health Care Providers & Services—2.0%
Aetna, Inc.		12,020	614,462
Air Methods Corp.		4,079	196,771
Alliance HealthCare Services, Inc.	*	286	2,219
Almost Family, Inc.		422	8,621
Amedisys, Inc.	*	1,698	18,882
AmerisourceBergen Corp.		11,686	601,245
AMN Healthcare Services, Inc.	*	1,507	23,856
Amsurg Corp.	*	1,423	47,870
BioScrip, Inc.	*	1,095	13,917
Brookdale Senior Living, Inc.	*	2,200	61,336

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cardinal Health, Inc.		10,087	$419,821
CardioNet, Inc.	*	1,151	2,797
Catamaran Corp.	*	5,164	273,847
Centene Corp.	*	1,972	86,847
Chemed Corp.		1,162	92,937
Chindex International, Inc.	*	822	11,294
Cigna Corp.		9,301	580,103
Community Health Systems, Inc.		4,282	202,924
Coventry Health Care, Inc.		5,198	244,462
Cross Country Healthcare, Inc.	*	1,339	7,110
DaVita HealthCare Partners, Inc.	*	3,507	415,895
Express Scripts Holding Co.	*	30,253	1,744,085
Gentiva Health Services, Inc.	*	1,474	15,949
Hanger, Inc.	*	1,083	34,147
HCA Holdings, Inc.		3,319	134,851
Health Management Associates, Inc., Class A	*	9,953	128,095
Health Net, Inc.	*	3,209	91,842
Healthways, Inc.	*	1,362	16,684
Henry Schein, Inc.	*	3,652	337,993
Humana, Inc.		4,622	319,426
Kindred Healthcare, Inc.	*	2,148	22,618
Laboratory Corp. of America Holdings	*	3,138	283,048
Landauer, Inc.		598	33,715
LCA-Vision, Inc.	*	616	2,070
LifePoint Hospitals, Inc.	*	2,149	104,141
Magellan Health Services, Inc.	*	1,400	66,598
McKesson Corp.		8,412	908,160
MEDNAX, Inc.	*	2,182	195,573
National Healthcare Corp.		431	19,705
National Research Corp.		1,250	72,550
Omnicare, Inc.		4,277	174,159
Owens & Minor, Inc.	†	2,434	79,251
Patterson Cos., Inc.		5,546	210,970
PDI, Inc.	*	703	4,148
PharMerica Corp.	*	1,365	19,110
Psychemedics Corp.		302	3,603
Quest Diagnostics, Inc.		3,899	220,099
Tenet Healthcare Corp.	*	4,822	229,431
U.S. Physical Therapy, Inc.		1,300	34,905
UnitedHealth Group, Inc.		37,545	2,147,949
Universal American Corp.		1,812	15,094
Universal Health Services, Inc., Class B		2,466	157,503
VCA Antech, Inc.	*	3,442	80,853
WellCare Health Plans, Inc.	*	1,500	86,940
WellPoint, Inc.		10,501	695,481

			12,617,962

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	61,359
Authentidate Holding Corp.	*	511	511
Cerner Corp.	*	6,088	576,838
HMS Holdings Corp.	*	4,230	114,844
Omnicell, Inc.	*	783	14,783
Quality Systems, Inc.		1,536	28,078

			796,413

Hotels, Restaurants & Leisure—2.0%
Ameristar Casinos, Inc.		300	7,869
Bally Technologies, Inc.	*	1,971	102,433
Biglari Holdings, Inc.	*	63	23,511

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bob Evans Farms, Inc.		1,465	$62,438
Boyd Gaming Corp.	*†	2,619	21,659
Brinker International, Inc.		2,003	75,413
Buffalo Wild Wings, Inc.	*	867	75,889
Carnival Corp.		11,468	393,352
CEC Entertainment, Inc.		1,614	52,858
Cheesecake Factory, Inc. (The)		3,444	132,973
Chipotle Mexican Grill, Inc.	*	1,003	326,848
Choice Hotels International, Inc.	†	1,616	68,373
Churchill Downs, Inc.		638	44,686
Cracker Barrel Old Country Store, Inc.		2,120	171,402
Darden Restaurants, Inc.		3,930	203,102
DineEquity, Inc.		1,079	74,224
Dover Downs Gaming & Entertainment, Inc.		1,710	3,557
Dover Motorsports, Inc.		1,645	3,290
International Game Technology		7,153	118,025
International Speedway Corp., Class A		1,190	38,889
Interval Leisure Group, Inc.		1,886	41,002
Isle of Capri Casinos, Inc.	*	1,250	7,863
Jack in the Box, Inc.	*	2,874	99,412
Krispy Kreme Doughnuts, Inc.	*	2,573	37,154
Las Vegas Sands Corp.		16,432	925,943
Life Time Fitness, Inc.	*	1,774	75,892
Marcus Corp.		1,505	18,797
Marriott International, Inc., Class A		10,755	454,184
Marriott Vacations Worldwide Corp.	*	1,075	46,128
McDonald’s Corp.		36,012	3,590,036
MGM Resorts International	*	8,952	117,719
Morgans Hotel Group Co.	*	2,300	13,616
Multimedia Games Holding Co., Inc.	*	1,202	25,086
Panera Bread Co., Class A	*	1,250	206,550
Papa John’s International, Inc.	*	1,610	99,530
Penn National Gaming, Inc.	*	2,586	140,756
Pinnacle Entertainment, Inc.	*	1,629	23,816
Red Robin Gourmet Burgers, Inc.	*	692	31,555
Royal Caribbean Cruises Ltd.		7,613	252,904
Ruby Tuesday, Inc.	*	2,816	20,754
Scientific Games Corp., Class A	*	2,517	22,024
SHFL Entertainment, Inc.	*	1,527	25,302
Sonic Corp.	*	3,730	48,042
Speedway Motorsports, Inc.		149	2,681
Starbucks Corp.		26,310	1,498,618
Starwood Hotels & Resorts Worldwide, Inc.		7,939	505,952
Texas Roadhouse, Inc.		3,070	61,983
Vail Resorts, Inc.		1,491	92,919
Wendy’s Co. (The)		25,109	142,368
WMS Industries, Inc.	*	564	14,218
Wyndham Worldwide Corp.		6,992	450,844
Wynn Resorts Ltd.		2,554	319,659
Yum! Brands, Inc.		14,951	1,075,575

			12,489,673

Household Durables—0.4%
American Greetings Corp., Class A	†	2,760	44,436
Bassett Furniture Industries, Inc.		1,139	18,178
Beazer Homes USA, Inc.	*†	6,817	107,981
Blyth, Inc.	†	920	15,971
D.R. Horton, Inc.		3,903	94,843

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ethan Allen Interiors, Inc.	†	1,551	$51,059
Furniture Brands International, Inc.	*	2,341	2,341
Harman International Industries, Inc.		2,728	121,751
Helen of Troy Ltd. (Bermuda)	*	1,333	51,134
Hovnanian Enterprises, Inc., Class A	*†	15,517	89,533
Jarden Corp.	*	3,082	132,064
KB Home		3,248	70,709
Kid Brands, Inc.	*	1,156	1,792
La-Z-Boy, Inc.		2,404	45,363
Leggett & Platt, Inc.		2,928	98,908
Lennar Corp., Class A		5,675	235,399
M/I Homes, Inc.	*	610	14,915
MDC Holdings, Inc.		1,091	39,985
Meritage Homes Corp.	*	1,300	60,918
Mohawk Industries, Inc.	*	868	98,188
NACCO Industries, Inc., Class A		309	16,488
Newell Rubbermaid, Inc.		3,792	98,971
NVR, Inc.	*	112	120,972
PulteGroup, Inc.	*	13,539	274,029
Ryland Group, Inc. (The)		1,852	77,080
Skyline Corp.	*	720	4,298
Standard Pacific Corp.	*†	2,568	22,188
Tempur-Pedic International, Inc.	*	1,346	66,802
Toll Brothers, Inc.	*	4,132	141,480
Tupperware Brands Corp.		2,427	198,383
Universal Electronics, Inc.	*	639	14,857
Whirlpool Corp.		1,858	220,099

			2,651,115

Household Products—2.0%
Central Garden and Pet Co., Class A	*	1,230	10,111
Church & Dwight Co., Inc.		5,138	332,069
Clorox Co. (The)		4,503	398,650
Colgate-Palmolive Co.		16,371	1,932,269
Energizer Holdings, Inc.		1,856	185,099
Kimberly-Clark Corp.		13,185	1,291,866
Procter & Gamble Co. (The)		104,167	8,027,109
WD-40 Co.		949	51,977

			12,229,150

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)		26,935	338,573
Calpine Corp.	*	16,000	329,600
Genie Energy Ltd., Class B		1,600	14,816
NRG Energy, Inc.		9,872	261,509

			944,498

Industrial Conglomerates—2.1%
3M Co.		24,174	2,569,938
Carlisle Cos., Inc.		2,452	166,221
Danaher Corp.		21,167	1,315,529
General Electric Co.		395,545	9,145,000

			13,196,688

Insurance—3.7%
Aflac, Inc.		19,465	1,012,569
Alleghany Corp.	*	614	243,095
Allstate Corp. (The)		18,288	897,392
Alterra Capital Holdings Ltd. (Bermuda)		1,915	60,323
American Equity Investment Life Holding Co.		4,302	64,057

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Financial Group, Inc.		2,657	$125,889
American International Group, Inc.	*	19,188	744,878
American National Insurance Co.		945	82,092
Arch Capital Group Ltd. (Bermuda)	*	4,284	225,210
Argo Group International Holdings Ltd. (Bermuda)		899	37,201
Arthur J. Gallagher & Co.		3,230	133,431
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	135,493
Assurant, Inc.		1,358	61,124
Assured Guaranty Ltd. (Bermuda)		7,538	155,358
Axis Capital Holdings Ltd. (Bermuda)		5,691	236,859
Baldwin & Lyons, Inc., Class B		945	22,482
Berkshire Hathaway, Inc., Class B	*	69,675	7,260,135
Brown & Brown, Inc.		5,036	161,353
Chubb Corp. (The)		8,118	710,569
Cincinnati Financial Corp.		6,036	284,839
CNA Financial Corp.		1,422	46,485
CNO Financial Group, Inc.		6,600	75,570
Crawford & Co., Class B	†	1,891	14,353
EMC Insurance Group, Inc.		341	8,979
Employers Holdings, Inc.		2,770	64,956
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	128,991
Erie Indemnity Co., Class A		1,023	77,267
Everest Re Group Ltd. (Bermuda)		2,468	320,494
FBL Financial Group, Inc., Class A		1,275	49,546
Fidelity National Financial, Inc., Class A		8,236	207,794
First American Financial Corp.		3,159	80,776
Genworth Financial, Inc., Class A	*	16,181	161,810
Hanover Insurance Group, Inc. (The)		2,346	116,549
Hartford Financial Services Group, Inc.		15,915	410,607
HCC Insurance Holdings, Inc.		3,999	168,078
Hilltop Holdings, Inc.	*	1,180	15,918
Horace Mann Educators Corp.		2,000	41,700
Independence Holding Co.		1,056	10,750
Infinity Property & Casualty Corp.		810	45,522
Kansas City Life Insurance Co.		902	35,295
Kemper Corp.		1,906	62,155
Lincoln National Corp.		10,899	355,416
Loews Corp.		8,711	383,894
Markel Corp.	*†	152	76,532
Marsh & McLennan Cos., Inc.		18,811	714,254
MBIA, Inc.	*†	5,212	53,527
Mercury General Corp.		1,109	42,064
MetLife, Inc.		32,137	1,221,849
Montpelier Re Holdings Ltd. (Bermuda)		3,734	97,271
National Financial Partners Corp.	*	1,495	33,533
Navigators Group, Inc. (The)	*	938	55,107
Old Republic International Corp.		10,195	129,578
PartnerRe Ltd. (Bermuda)		2,300	214,153
Phoenix Cos., Inc. (The)	*	210	6,462
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	152,585
Principal Financial Group, Inc.		10,891	370,621
ProAssurance Corp.		3,294	155,905
Progressive Corp. (The)		18,475	466,863
Protective Life Corp.		3,130	112,054

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Prudential Financial, Inc.		17,746	$1,046,837
Reinsurance Group of America, Inc.		1,440	85,925
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	266,771
RLI Corp.		1,164	83,633
Safety Insurance Group, Inc.		850	41,778
Selective Insurance Group, Inc.		2,122	50,949
StanCorp Financial Group, Inc.		2,460	105,190
State Auto Financial Corp.		488	8,501
Stewart Information Services Corp.		1,239	31,557
Torchmark Corp.		1,049	62,730
Travelers Cos., Inc. (The)		13,843	1,165,442
United Fire Group, Inc.		1,250	31,838
Unum Group		7,547	213,203
Validus Holdings Ltd. (Bermuda)		3,553	132,776
W.R. Berkley Corp.		2,501	110,969
White Mountains Insurance Group Ltd.		300	170,136

			23,047,847

Internet & Catalog Retail—1.0%
1-800-Flowers.com, Inc., Class A	*	793	3,941
Amazon.com, Inc.	*	13,403	3,571,765
dELiA*s, Inc.	*	925	916
Expedia, Inc.		3,588	215,316
Geeknet, Inc.	*	201	2,969
Hollywood Media Corp.	*	998	1,247
HSN, Inc.		1,886	103,466
Liberty Interactive Corp., Series A	*	16,418	351,017
Liberty Ventures, Series A	*	820	61,976
Netflix, Inc.	*	1,859	352,113
Overstock.com, Inc.	*†	770	9,486
priceline.com, Inc.	*	1,730	1,190,119
TripAdvisor, Inc.	*	3,588	188,442
Valuevision Media, Inc., Class A	*†	1,741	6,024

			6,058,797

Internet Software & Services—2.3%
Akamai Technologies, Inc.	*	7,479	263,934
AOL, Inc.	*	3,989	153,537
Autobytel, Inc.	*	276	1,198
Blucora, Inc.	*	1,323	20,480
CoStar Group, Inc.	*	770	84,284
Dealertrack Technologies, Inc.	*	1,800	52,884
Digital River, Inc.	*	1,627	23,006
EarthLink, Inc.		5,814	31,512
eBay, Inc.	*	42,900	2,326,038
Equinix, Inc.	*	1,323	286,178
Facebook, Inc., Class A	*	40,803	1,043,741
Google, Inc., Class A	*	9,291	7,377,333
IAC/InterActiveCorp		2,481	110,851
Internap Network Services Corp.	*	1,297	12,127
j2 Global, Inc.		1,614	63,285
Keynote Systems, Inc.		1,400	19,544
LinkedIn Corp., Class A	*	2,596	457,052
LivePerson, Inc.	*	3,333	45,262
Monster Worldwide, Inc.	*	4,681	23,733
Move, Inc.	*	1,840	21,988
NIC, Inc.		2,450	46,942
Rackspace Hosting, Inc.	*	2,666	134,580
RealNetworks, Inc.	*	1,461	11,264
Saba Software, Inc.	*	1,576	12,529
Stamps.com, Inc.	*	1,050	26,218

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
support.com, Inc.	*	1,562	$6,529
United Online, Inc.		2,509	15,129
Unwired Planet, Inc.	*	2,570	5,705
ValueClick, Inc.	*	4,058	119,914
VeriSign, Inc.	*	4,905	231,908
Web.com Group, Inc.	*	308	5,261
WebMD Health Corp.	*	2,424	58,952
WebMediaBrands, Inc.	*	207	339
XO Group, Inc.	*	2,304	23,040
Yahoo! Inc.	*	43,481	1,023,108
Zix Corp.	*	1,015	3,634

			14,143,019

IT Services—3.3%
Acxiom Corp.	*	3,451	70,400
Alliance Data Systems Corp.	*	1,955	316,495
Automatic Data Processing, Inc.		17,041	1,108,006
Broadridge Financial Solutions, Inc.		5,748	142,780
CACI International, Inc., Class A	*	1,198	69,328
CIBER, Inc.	*	2,444	11,487
Cognizant Technology Solutions Corp., Class A	*	11,127	852,440
Computer Sciences Corp.		3,563	175,407
Convergys Corp.		5,933	101,039
CoreLogic, Inc.	*	3,159	81,692
CSG Systems International, Inc.	*	2,153	45,622
DST Systems, Inc.		2,518	179,458
Edgewater Technology, Inc.	*	1,533	5,994
Euronet Worldwide, Inc.	*	1,056	27,815
Fidelity National Information Services, Inc.		9,512	376,865
Fiserv, Inc.	*	3,747	329,099
Forrester Research, Inc.		963	30,479
Gartner, Inc.	*	1,179	64,149
Genpact Ltd.		6,727	122,364
Global Payments, Inc.		3,238	160,799
Hackett Group, Inc. (The)		1,140	5,210
iGATE Corp.	*	1,397	26,278
International Business Machines Corp.		39,149	8,350,482
Jack Henry & Associates, Inc.		3,591	165,940
Lender Processing Services, Inc.		4,048	103,062
Lionbridge Technologies, Inc.	*	1,165	4,509
Management Network Group, Inc.	*	320	1,011
ManTech International Corp., Class A		1,217	32,701
Mastercard, Inc., Class A		3,819	2,066,575
MAXIMUS, Inc.		2,104	168,257
ModusLink Global Solutions, Inc.	*	1,007	3,323
MoneyGram International, Inc.	*	468	8,471
NeuStar, Inc., Class A	*	3,140	146,104
Paychex, Inc.		9,849	345,404
Pfsweb, Inc.	*	1,209	4,848
SAIC, Inc.		8,529	115,568
Sapient Corp.	*	4,150	50,589
StarTek, Inc.	*	994	5,815
Sykes Enterprises, Inc.	*	1,423	22,711
Syntel, Inc.		1,554	104,926
TeleTech Holdings, Inc.	*	2,738	58,073
Teradata Corp.	*	6,451	377,448
Total System Services, Inc.		6,935	171,849
Unisys Corp.	*	1,371	31,190
VeriFone Systems, Inc.	*	3,103	64,170

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Visa, Inc., Class A		20,306	$3,448,771
Western Union Co. (The)		25,245	379,685
WEX, Inc.	*	1,750	137,375

			20,672,063

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,857	81,151
Brunswick Corp.		3,797	129,933
Callaway Golf Co.		2,881	19,072
Hasbro, Inc.	†	2,107	92,581
JAKKS Pacific, Inc.		765	8,025
LeapFrog Enterprises, Inc.	*†	1,261	10,794
Mattel, Inc.		8,487	371,646
Nautilus, Inc.	*	1,359	9,921
Polaris Industries, Inc.		2,406	222,531
Steinway Musical Instruments, Inc.	*	683	16,406
Sturm Ruger & Co., Inc.	†	1,052	53,368

			1,015,428

Life Sciences Tools & Services—0.6%
Affymetrix, Inc.	*†	2,525	11,918
Agilent Technologies, Inc.		10,372	435,313
Albany Molecular Research, Inc.	*	1,371	14,409
Bio-Rad Laboratories, Inc., Class A	*	623	78,498
Bruker Corp.	*	1,667	31,840
Cambrex Corp.	*	1,258	16,090
Charles River Laboratories International, Inc.	*	2,755	121,964
Covance, Inc.	*	2,839	210,994
Enzo Biochem, Inc.	*	1,353	3,410
Furiex Pharmaceuticals, Inc.	*	394	14,767
Illumina, Inc.	*†	4,535	244,890
Life Technologies Corp.	*	7,474	483,045
Luminex Corp.	*	1,070	17,676
Mettler-Toledo International, Inc.	*	913	194,670
PAREXEL International Corp.	*	2,306	91,110
PerkinElmer, Inc.		5,266	177,148
Sequenom, Inc.	*†	19,756	81,987
Techne Corp.		1,736	117,788
Thermo Fisher Scientific, Inc.		14,773	1,129,987
Waters Corp.	*	3,878	364,183

			3,841,687

Machinery—2.1%
Actuant Corp., Class A		2,022	61,914
AGCO Corp.		3,068	159,904
Albany International Corp., Class A		1,437	41,529
American Railcar Industries, Inc.		1,200	56,088
Ampco-Pittsburgh Corp.		613	11,592
Astec Industries, Inc.		821	28,678
Barnes Group, Inc.		2,018	58,381
Blount International, Inc.	*	1,532	20,498
Briggs & Stratton Corp.		1,822	45,186
Caterpillar, Inc.		22,687	1,973,088
Chart Industries, Inc.	*	1,070	85,611
CIRCOR International, Inc.		711	30,217
CLARCOR, Inc.		2,354	123,302
Crane Co.		2,467	137,807
Cummins, Inc.		5,514	638,576
Deere & Co.		13,189	1,133,990
Donaldson Co., Inc.		4,058	146,859
Dover Corp.		5,761	419,862
EnPro Industries, Inc.	*	981	50,198
ESCO Technologies, Inc.		1,222	49,931

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Federal Signal Corp.	*	2,159	$17,574
Flow International Corp.	*	2,200	8,602
Flowserve Corp.		2,375	398,311
FreightCar America, Inc.		900	19,638
Gardner Denver, Inc.		1,836	137,902
Graco, Inc.		2,883	167,300
Harsco Corp.		3,646	90,311
Hurco Cos., Inc.	*	300	8,169
Hyster-Yale Materials Handling, Inc.		618	35,282
IDEX Corp.		3,304	176,500
Illinois Tool Works, Inc.		16,815	1,024,706
ITT Corp.		2,488	70,734
John Bean Technologies Corp.		1,164	24,153
Joy Global, Inc.		4,237	252,186
Kadant, Inc.	*	721	18,025
Kaydon Corp.		1,422	36,375
Kennametal, Inc.		3,196	124,772
Lincoln Electric Holdings, Inc.		3,754	203,392
Lindsay Corp.	†	808	71,249
Manitowoc Co., Inc. (The)		5,044	103,705
Meritor, Inc.	*	2,791	13,201
Middleby Corp.	*	984	149,716
Mueller Industries, Inc.		1,592	84,838
Mueller Water Products, Inc., Class A		3,000	17,790
Navistar International Corp.	*†	2,436	84,213
Nordson Corp.		3,044	200,752
Oshkosh Corp.	*	2,868	121,861
PACCAR, Inc.		14,853	750,968
Pall Corp.		3,831	261,925
Parker Hannifin Corp.		5,068	464,127
Pentair Ltd. (Switzerland)		3,618	190,849
Sauer-Danfoss, Inc.		1,531	89,456
Snap-on, Inc.		2,419	200,051
SPX Corp.		2,157	170,317
Standex International Corp.		724	39,979
Stanley Black & Decker, Inc.		5,209	421,773
Tecumseh Products Co., Class A	*	712	6,209
Tennant Co.		1,280	62,157
Terex Corp.	*	4,124	141,948
Timken Co.		3,702	209,459
Titan International, Inc.	†	1,356	28,584
Toro Co. (The)		2,040	93,922
Trinity Industries, Inc.		3,051	138,302
Valmont Industries, Inc.		1,162	182,748
Wabash National Corp.	*	6,441	65,441
WABCO Holdings, Inc.	*	2,354	166,169
Wabtec Corp.		1,737	177,365
Watts Water Technologies, Inc., Class A		1,225	58,788
Woodward, Inc.		2,448	97,332
Xylem, Inc.		4,977	137,166

			13,089,503

Marine—0.0%
Eagle Bulk Shipping, Inc.	*	912	3,210
Genco Shipping & Trading Ltd.	*	2,042	5,881
Kirby Corp.	*	2,358	181,094
Matson, Inc.		1,466	36,064

			226,249

Media—3.3%
A.H. Belo Corp., Class A		944	5,513

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AMC Networks, Inc., Class A	*	2,261	$142,850
Arbitron, Inc.		1,298	60,837
Belo Corp., Class A		4,721	46,407
Cablevision Systems Corp., Class A		9,044	135,298
CBS Corp., Class B		23,133	1,080,080
Charter Communications, Inc., Class A	*	1,664	173,356
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	18,725
Comcast Corp., Class A		71,429	3,000,732
Crown Media Holdings, Inc., Class A	*†	5,899	12,093
Cumulus Media, Inc., Class A	*†	2,174	7,326
DIRECTV	*	21,514	1,217,908
Discovery Communications, Inc., Class A	*	5,451	429,212
DISH Network Corp., Class A		4,775	180,972
DreamWorks Animation SKG, Inc., Class A	*†	1,300	24,648
Emmis Communications Corp., Class A	*	1,175	1,950
Entercom Communications Corp., Class A	*	2,183	16,242
Entravision Communications Corp., Class A		2,852	9,098
EW Scripps Co. (The), Class A	*	1,204	14,484
Gannett Co., Inc.		7,301	159,673
Gray Television, Inc.	*	1,838	8,620
Harris Interactive, Inc.	*	2,730	4,586
Harte-Hanks, Inc.		3,119	24,297
Interpublic Group of Cos., Inc. (The)		17,203	224,155
John Wiley & Sons, Inc., Class A		2,491	97,049
Journal Communications, Inc., Class A	*	3,900	26,208
Lamar Advertising Co., Class A	*	3,479	169,114
Liberty Global, Inc., Series A	*†	4,456	327,070
Liberty Media Corp.	*	4,301	480,121
LIN TV Corp., Class A	*	1,419	15,595
Lions Gate Entertainment Corp.	*	7,173	170,502
Live Nation Entertainment, Inc.	*	5,485	67,849
Madison Square Garden Co. (The), Class A	*	2,261	130,234
McClatchy Co. (The), Class A	*†	2,444	7,088
Media General, Inc., Class A	*†	952	5,655
Meredith Corp.		2,083	79,696
National CineMedia, Inc.		2,226	35,126
New York Times Co. (The), Class A	*†	5,682	55,684
News Corp., Class A		50,315	1,535,614
Omnicom Group, Inc.		9,924	584,524
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	45,726
Salem Communications Corp., Class A		850	6,740
Scholastic Corp.		1,845	49,169
Scripps Networks Interactive, Inc., Class A		3,612	232,396
Sinclair Broadcast Group, Inc., Class A		2,049	41,472

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sirius XM Radio, Inc.		209,370	$644,860
Starz - Liberty Capital	*	4,301	95,267
Thomson Reuters Corp.		9,746	316,550
Time Warner Cable, Inc.		10,238	983,462
Time Warner, Inc.		34,296	1,976,136
Valassis Communications, Inc.	†	2,236	66,789
Value Line, Inc.	†	573	5,398
Viacom, Inc., Class B		16,902	1,040,656
Virgin Media, Inc.		6,790	332,506
Walt Disney Co. (The)		61,815	3,511,092
Washington Post Co. (The), Class B		258	115,326
World Wrestling Entertainment, Inc., Class A		1,030	9,085

			20,258,821

Metals & Mining—0.8%
AK Steel Holding Corp.	†	5,009	16,580
Alcoa, Inc.		44,044	375,255
Allegheny Technologies, Inc.		3,760	119,230
Allied Nevada Gold Corp.	*	3,041	50,055
AMCOL International Corp.		1,186	35,805
Carpenter Technology Corp.		1,882	92,764
Century Aluminum Co.	*	865	6,695
Cliffs Natural Resources, Inc.	†	4,448	84,556
Coeur d’Alene Mines Corp.	*	7,315	137,961
Commercial Metals Co.		4,080	64,668
Compass Minerals International, Inc.		1,915	151,093
Freeport-McMoRan Copper & Gold, Inc.		38,302	1,267,796
Hecla Mining Co.	†	20,609	81,406
Materion Corp.		1,122	31,977
Molycorp, Inc.	*†	1,566	8,143
Newmont Mining Corp.		16,854	706,014
Nucor Corp.		10,963	505,942
Reliance Steel & Aluminum Co.		2,966	211,090
Royal Gold, Inc.		1,153	81,898
RTI International Metals, Inc.	*	1,363	43,193
Schnitzer Steel Industries, Inc., Class A		693	18,475
Southern Copper Corp.		8,793	330,353
Steel Dynamics, Inc.		8,080	128,230
Stillwater Mining Co.	*†	3,727	48,190
SunCoke Energy, Inc.	*	1,473	24,054
Tahoe Resources, Inc.	*	5,318	93,544
United States Steel Corp.	†	5,607	109,337
Walter Energy, Inc.		1,840	52,440
Worthington Industries, Inc.		3,575	110,754

			4,987,498

Multiline Retail—0.7%
Big Lots, Inc.	*	1,874	66,096
Dillard’s, Inc., Class A		1,535	120,574
Dollar Tree, Inc.	*	8,356	404,681
Family Dollar Stores, Inc.		3,743	221,024
Fred’s, Inc., Class A		1,781	24,364
J.C. Penney Co., Inc.	†	7,928	119,792
Kohl’s Corp.		8,292	382,510
Macy’s, Inc.		14,423	603,459
Nordstrom, Inc.		6,901	381,142
Saks, Inc.	*†	5,811	66,652
Sears Holdings Corp.	*†	3,097	154,757
Target Corp.		23,232	1,590,231

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tuesday Morning Corp.	*	1,816	$14,092

			4,149,374

Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	225,358
Ameren Corp.		8,429	295,184
Avista Corp.		1,759	48,197
Black Hills Corp.		2,041	89,886
CenterPoint Energy, Inc.		12,705	304,412
CH Energy Group, Inc.		694	45,381
CMS Energy Corp.		15,613	436,227
Consolidated Edison, Inc.		9,508	580,273
Dominion Resources, Inc.		18,948	1,102,395
DTE Energy Co.		5,654	386,394
Integrys Energy Group, Inc.		5,523	321,218
MDU Resources Group, Inc.		7,657	191,348
NiSource, Inc.		10,893	319,601
NorthWestern Corp.		1,449	57,757
PG&E Corp.		13,909	619,368
Public Service Enterprise Group, Inc.		19,188	658,916
SCANA Corp.		4,791	245,107
Sempra Energy		6,698	535,438
TECO Energy, Inc.		7,797	138,942
Vectren Corp.		3,706	131,266
Wisconsin Energy Corp.		9,128	391,500

			7,124,168

Office Electronics—0.1%
Xerox Corp.		37,010	318,286
Zebra Technologies Corp., Class A	*	2,988	140,824

			459,110

Oil, Gas & Consumable Fuels—8.3%
Adams Resources & Energy, Inc.		1,462	74,562
Alpha Natural Resources, Inc.	*	8,351	68,562
Anadarko Petroleum Corp.		17,995	1,573,663
Apache Corp.		13,575	1,047,447
Apco Oil and Gas International, Inc.		1,181	14,644
Arch Coal, Inc.	†	7,214	39,172
Berry Petroleum Co., Class A		2,902	134,334
BP Prudhoe Bay Royalty Trust		1,105	92,256
BPZ Resources, Inc.	*†	4,003	9,087
Cabot Oil & Gas Corp.		6,150	415,802
Callon Petroleum Co.	*	779	2,882
Carrizo Oil & Gas, Inc.	*	1,800	46,386
Cheniere Energy, Inc.	*	6,673	186,844
Chesapeake Energy Corp.		24,112	492,126
Chevron Corp.		72,343	8,595,795
Cimarex Energy Co.		2,681	202,255
Clayton Williams Energy, Inc.	*	550	24,052
Comstock Resources, Inc.	*	1,735	28,194
Concho Resources, Inc.	*	3,943	384,166
ConocoPhillips		44,848	2,695,365
CONSOL Energy, Inc.		7,662	257,826
Contango Oil & Gas Co.		902	36,161
Continental Resources, Inc.	*	2,992	260,095
Cross Timbers Royalty Trust		575	16,813
Crosstex Energy, Inc.		2,100	40,446
Denbury Resources, Inc.	*	16,015	298,680
Devon Energy Corp.		14,461	815,890
Energen Corp.		2,644	137,514
Energy XXI Bermuda Ltd. (Bermuda)		3,270	89,009

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
EOG Resources, Inc.		8,407	$1,076,684
EQT Corp.		5,288	358,262
EXCO Resources, Inc.	†	8,720	62,174
Exxon Mobil Corp.		167,755	15,116,403
Forest Oil Corp.	*	3,820	20,093
FX Energy, Inc.	*	3,496	11,747
GMX Resources, Inc.	*†	100	219
Goodrich Petroleum Corp.	*†	1,566	24,508
Gulfport Energy Corp.	*	3,188	146,106
Hess Corp.		10,275	735,793
HollyFrontier Corp.		5,470	281,432
Hugoton Royalty Trust		1,669	15,572
James River Coal Co.	*†	1,500	2,625
Kinder Morgan, Inc.		35,675	1,379,909
Kodiak Oil & Gas Corp.	*	17,054	155,021
Marathon Oil Corp.		25,577	862,456
Marathon Petroleum Corp.		12,788	1,145,805
McMoRan Exploration Co.	*	2,961	48,412
Murphy Oil Corp.		5,804	369,889
Newfield Exploration Co.	*	3,712	83,223
Noble Energy, Inc.		4,966	574,368
Occidental Petroleum Corp.		30,246	2,370,379
PDC Energy, Inc.	*	1,250	61,963
Peabody Energy Corp.		10,624	224,698
Penn Virginia Corp.		13,955	56,378
PetroQuest Energy, Inc.	*	3,346	14,856
Phillips 66		25,224	1,764,923
Pioneer Natural Resources Co.		5,081	631,314
Plains Exploration & Production Co.	*	5,227	248,126
QEP Resources, Inc.		7,412	235,998
Quicksilver Resources, Inc.	*†	3,960	8,910
Range Resources Corp.		5,516	447,017
Rentech, Inc.		49,300	115,855
Rosetta Resources, Inc.	*	3,400	161,772
SandRidge Energy, Inc.	*†	26,990	142,237
Ship Finance International Ltd. (Bermuda)	†	3,352	59,129
SM Energy Co.		2,262	133,956
Southwestern Energy Co.	*	12,344	459,937
Spectra Energy Corp.		23,691	728,498
Stone Energy Corp.	*	1,208	26,274
Swift Energy Co.	*	1,142	16,913
Syntroleum Corp.	*†	1,246	492
Teekay Corp. (Bermuda)		1,691	60,808
Tesoro Corp.		3,822	223,778
Ultra Petroleum Corp.	*	7,839	157,564
USEC, Inc.	*†	7,347	2,719
Vaalco Energy, Inc.	*	3,800	28,842
Valero Energy Corp.		22,004	1,000,962
Verenium Corp.	*	149	384
Warren Resources, Inc.	*	3,600	11,556
Western Refining, Inc.		2,500	88,525
Whiting Petroleum Corp.	*	2,484	126,287
Williams Cos., Inc. (The)		24,207	906,794
World Fuel Services Corp.		1,920	76,262
WPX Energy, Inc.	*	8,069	129,265

			51,274,100

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.		1,251	37,467
Clearwater Paper Corp.	*	924	48,686
Deltic Timber Corp.		724	49,753
Domtar Corp. (Canada)		1,388	107,737

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
International Paper Co.		14,370	$669,355
Louisiana-Pacific Corp.	*	4,396	94,954
Neenah Paper, Inc.		652	20,055
P.H. Glatfelter Co.		1,740	40,681
Schweitzer-Mauduit International, Inc.		1,448	56,081
Wausau Paper Corp.		1,903	20,514

			1,145,283

Personal Products—0.2%
Avon Products, Inc.		14,351	297,496
Elizabeth Arden, Inc.	*	1,017	40,934
Estee Lauder Cos., Inc. (The), Class A		7,494	479,841
Herbalife Ltd. (Cayman Islands)	†	3,985	149,238
Medifast, Inc.	*	734	16,823
Nu Skin Enterprises, Inc., Class A		3,018	133,396
USANA Health Sciences, Inc.	*†	593	28,660

			1,146,388

Pharmaceuticals—5.2%
AbbVie, Inc.		59,451	2,424,412
Actavis, Inc.	*	4,630	426,469
Allergan, Inc.		11,119	1,241,214
AVANIR Pharmaceuticals, Inc., Class A	*	30,376	83,230
Bristol-Myers Squibb Co.		62,456	2,572,563
Columbia Laboratories, Inc.	*	1,819	1,077
Durect Corp.	*	1,900	2,527
Eli Lilly & Co.		37,532	2,131,442
Endo Health Solutions, Inc.	*	4,151	127,685
Forest Laboratories, Inc.	*	9,208	350,272
Heska Corp.		446	4,134
Hi-Tech Pharmacal Co., Inc.		862	28,541
Hospira, Inc.	*	5,415	177,774
Johnson & Johnson		104,575	8,526,000
Medicines Co. (The)	*	2,018	67,442
Merck & Co., Inc.		108,263	4,788,472
Mylan, Inc.	*	10,972	317,530
Nektar Therapeutics	*	2,368	26,048
Optimer Pharmaceuticals, Inc.	*†	2,592	30,845
Pain Therapeutics, Inc.	*	1,318	4,521
Perrigo Co.		3,119	370,319
Pfizer, Inc.		268,732	7,755,605
Pozen, Inc.	*	1,014	5,344
Questcor Pharmaceuticals, Inc.	†	4,217	137,221
Salix Pharmaceuticals Ltd.	*	2,346	120,068
Sciclone Pharmaceuticals, Inc.	*	1,700	7,820
ViroPharma, Inc.	*	4,061	102,175
Vivus, Inc.	*†	1,630	17,930
XenoPort, Inc.	*	1,939	13,864

			31,862,544

Professional Services—0.3%
Advisory Board Co. (The)	*	1,900	99,788
Barrett Business Services, Inc.		2,203	116,010
CDI Corp.		1,131	19,453
Corporate Executive Board Co. (The)		1,507	87,647
CRA International, Inc.	*	986	22,057
Dun & Bradstreet Corp. (The)		1,546	129,323
Equifax, Inc.		2,521	145,184
FTI Consulting, Inc.	*	1,735	65,340
Heidrick & Struggles International, Inc.		865	12,932

Vantagepoint Broad Market Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Huron Consulting Group, Inc.		*	988	$39,836
IHS, Inc., Class A		*	1,414	148,074
Insperity, Inc.			1,143	32,427
Kelly Services, Inc., Class A			1,173	21,912
Kforce, Inc.			297	4,862
Korn/Ferry International		*	1,624	29,005
Manpower, Inc.			3,593	203,795
Navigant Consulting, Inc.		*	2,313	30,393
On Assignment, Inc.		*	1,243	31,460
RCM Technologies, Inc.			1,593	9,653
Resources Connection, Inc.			2,060	26,162
Robert Half International, Inc.			3,922	147,193
Towers Watson & Co., Class A			1,600	110,912
TrueBlue, Inc.		*	2,485	52,533
Verisk Analytics, Inc., Class A		*	4,073	251,019

				1,836,970

Real Estate Investment Trusts (REITs)—3.7%
Acadia Realty Trust REIT			1,368	37,989
Agree Realty Corp. REIT			814	24,501
Alexander’s, Inc. REIT			78	25,716
Alexandria Real Estate Equities, Inc. REIT			1,245	88,370
American Campus Communities, Inc. REIT			5,751	260,750
American Capital Agency Corp. REIT			11,950	391,721
American Tower Corp. REIT			13,160	1,012,267
Annaly Capital Management, Inc. REIT			37,828	601,087
Anworth Mortgage Asset Corp. REIT			18,790	118,941
Apartment Investment & Management Co., Class A REIT			5,659	173,505
ARMOUR Residential REIT, Inc. REIT	†		15,586	101,777
Ashford Hospitality Trust, Inc. REIT			4,200	51,912
Associated Estates Realty Corp. REIT			7,406	138,048
AvalonBay Communities, Inc. REIT			3,314	419,784
BioMed Realty Trust, Inc. REIT			6,210	134,136
Boston Properties, Inc. REIT			5,737	579,781
Brandywine Realty Trust REIT			6,105	90,659
BRE Properties, Inc. REIT			2,433	118,439
BRT Realty Trust REIT		*	421	2,955
Camden Property Trust REIT			2,058	141,344
Capital Trust, Inc., Class A REIT			523	1,428
Capstead Mortgage Corp. REIT			2,400	30,768
CBL & Associates Properties, Inc. REIT			10,788	254,597
Cedar Realty Trust, Inc. REIT			33,497	204,667
Chimera Investment Corp. REIT			42,645	136,038
Colonial Properties Trust REIT			1,962	44,361
CommonWealth REIT REIT			2,285	51,275
Corporate Office Properties Trust REIT			1,904	50,799
Corrections Corp. of America REIT			5,700	222,699
Cousins Properties, Inc. REIT			2,489	26,607
CubeSmart REIT			8,821	139,372
DCT Industrial Trust, Inc. REIT			6,576	48,662
DDR Corp. REIT			5,227	91,054

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
DiamondRock Hospitality Co. REIT		4,047	$37,678
Digital Realty Trust, Inc. REIT		5,681	380,116
Douglas Emmett, Inc. REIT		4,212	105,005
Duke Realty Corp. REIT		5,609	95,241
DuPont Fabros Technology, Inc. REIT		4,666	113,244
EastGroup Properties, Inc. REIT		1,538	89,512
EPR Properties REIT		2,733	142,253
Equity Lifestyle Properties, Inc. REIT		1,140	87,552
Equity One, Inc. REIT		2,619	62,777
Equity Residential REIT		11,387	626,968
Essex Property Trust, Inc. REIT		807	121,518
Extra Space Storage, Inc. REIT		3,500	137,445
Federal Realty Investment Trust REIT		2,295	247,952
FelCor Lodging Trust, Inc. REIT	*	19,456	115,763
First Industrial Realty Trust, Inc. REIT		6,729	115,268
First Potomac Realty Trust REIT		1,628	24,143
Franklin Street Properties Corp. REIT		2,200	32,164
General Growth Properties, Inc. REIT		21,432	426,068
Geo Group, Inc. (The) REIT		2,829	106,427
Getty Realty Corp. REIT		1,747	35,307
Glimcher Realty Trust REIT		17,270	200,332
Government Properties Income Trust REIT		4,788	123,195
Gramercy Capital Corp. REIT	*	2,182	11,368
Hatteras Financial Corp. REIT		1,935	53,077
HCP, Inc. REIT		16,845	839,892
Health Care REIT, Inc. REIT		9,130	620,018
Healthcare Realty Trust, Inc. REIT		1,881	53,402
Healthcare Trust of America, Inc., Class A REIT		11,331	133,139
Highwoods Properties, Inc. REIT		2,393	94,691
Home Properties, Inc. REIT		1,390	88,154
Hospitality Properties Trust REIT		2,923	80,207
Host Hotels & Resorts, Inc. REIT		21,796	381,212
Inland Real Estate Corp. REIT		2,302	23,227
Investors Real Estate Trust REIT		2,989	29,501
iStar Financial, Inc. REIT	*†	4,331	47,165
Kilroy Realty Corp. REIT		3,732	195,557
Kimco Realty Corp. REIT		15,341	343,638
Kite Realty Group Trust REIT		2,654	17,888
LaSalle Hotel Properties REIT		1,561	39,618
Lexington Realty Trust REIT		9,308	109,834
Liberty Property Trust REIT		3,372	134,037
LTC Properties, Inc. REIT		2,385	97,141
Macerich Co. (The) REIT		5,275	339,605
Mack-Cali Realty Corp. REIT		2,488	71,182
Medical Properties Trust, Inc. REIT		11,530	184,941
MFA Financial, Inc. REIT		10,801	100,665
Mid-America Apartment Communities, Inc. REIT		1,240	85,634
Monmouth Real Estate Investment Corp., Class A REIT		3,275	36,516
MPG Office Trust, Inc. REIT	*†	37,007	101,769
National Health Investors, Inc. REIT		979	64,076

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
National Retail Properties, Inc. REIT	†	2,356	$85,217
Newcastle Investment Corp. REIT		754	8,422
NorthStar Realty Finance Corp. REIT		4,388	41,598
Omega Healthcare Investors, Inc. REIT	†	4,100	124,476
Parkway Properties, Inc. REIT		3,326	61,697
Pennsylvania Real Estate Investment Trust REIT		1,510	29,279
Plum Creek Timber Co., Inc. REIT		7,429	387,794
PMC Commercial Trust REIT		865	6,548
Post Properties, Inc. REIT		2,078	97,874
Potlatch Corp. REIT		1,618	74,202
Prologis, Inc. REIT		19,190	767,216
PS Business Parks, Inc. REIT		599	47,273
Public Storage REIT		6,057	922,602
RAIT Financial Trust REIT		7,882	62,820
Ramco-Gershenson Properties Trust REIT		1,275	21,420
Rayonier, Inc. REIT		5,004	298,589
Realty Income Corp. REIT	†	6,943	314,865
Redwood Trust, Inc. REIT		1,008	23,366
Regency Centers Corp. REIT		2,745	145,238
Rouse Properties, Inc. REIT	†	579	10,480
Ryman Hospitality Properties REIT	†	2,005	91,729
Sabra Health Care REIT, Inc. REIT		694	20,133
Saul Centers, Inc. REIT		987	43,171
Senior Housing Properties Trust REIT		3,680	98,734
Silver Bay Realty Trust Corp. REIT		491	10,171
Simon Property Group, Inc. REIT		11,699	1,854,993
SL Green Realty Corp. REIT		3,603	310,254
Sovran Self Storage, Inc. REIT		1,269	81,838
Strategic Hotels & Resorts, Inc. REIT	*	22,977	191,858
Sun Communities, Inc. REIT		1,061	52,339
Sunstone Hotel Investors, Inc. REIT	*	2,559	31,501
Tanger Factory Outlet Centers, Inc. REIT		2,442	88,352
Taubman Centers, Inc. REIT		2,083	161,766
Two Harbors Investment Corp. REIT		10,028	126,453
UDR, Inc. REIT		6,077	147,003
Universal Health Realty Income Trust REIT		1,333	76,927
Ventas, Inc. REIT		12,494	914,561
Vornado Realty Trust REIT		7,702	644,195
Washington Real Estate Investment Trust REIT		1,834	51,059
Weingarten Realty Investors REIT		3,474	109,605
Weyerhaeuser Co. REIT		16,471	516,860

			22,773,569

Real Estate Management & Development—0.1%
Alexander & Baldwin, Inc.	*	1,466	52,410
Brookfield Office Properties, Inc.		15,325	263,130
CBRE Group, Inc., Class A	*	6,900	174,225
Forest City Enterprises, Inc., Class A	*	9,240	164,195
Forestar Group, Inc.	*	1,502	32,834
Jones Lang LaSalle, Inc.		1,311	130,327

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
St. Joe Co. (The)	*†	3,582	$76,117
Tejon Ranch Co.	*	858	25,551

			918,789

Road & Rail—0.9%
AMERCO		805	139,700
Arkansas Best Corp.		903	10,547
Avis Budget Group, Inc.	*	4,424	123,120
Con-way, Inc.		2,160	76,054
CSX Corp.		35,751	880,547
Genesee & Wyoming, Inc., Class A	*	1,576	146,741
Heartland Express, Inc.		4,220	56,295
J.B. Hunt Transport Services, Inc.		1,317	98,090
Kansas City Southern		4,745	526,220
Knight Transportation, Inc.		3,879	62,452
Landstar System, Inc.		2,256	128,795
Norfolk Southern Corp.		10,521	810,959
Old Dominion Freight Line, Inc.	*	4,011	153,220
PAM Transportation Services, Inc.		338	3,579
Ryder System, Inc.		707	42,243
Saia, Inc.	*	1,662	60,115
Union Pacific Corp.		15,516	2,209,634
Werner Enterprises, Inc.		2,915	70,368

			5,598,679

Semiconductors & Semiconductor Equipment—2.0%
Advanced Energy Industries, Inc.	*	1,428	26,132
Advanced Micro Devices, Inc.	*†	21,447	54,690
Altera Corp.		9,504	337,107
Amkor Technology, Inc.	*†	7,211	28,844
ANADIGICS, Inc.	*	9,445	18,890
Analog Devices, Inc.		7,450	346,351
Applied Materials, Inc.		43,119	581,244
Applied Micro Circuits Corp.	*	3,186	23,640
Atmel Corp.	*	18,733	130,382
ATMI, Inc.	*	1,559	34,968
Axcelis Technologies, Inc.	*	4,095	5,119
AXT, Inc.	*	946	2,781
Broadcom Corp., Class A		18,226	631,895
Brooks Automation, Inc.		3,103	31,589
Cabot Microelectronics Corp.	*	1,049	36,453
Ceva, Inc.	*	692	10,795
Cirrus Logic, Inc.	*	2,946	67,022
Cohu, Inc.		859	8,040
Cree, Inc.	*	3,097	169,437
Cymer, Inc.	*	1,498	143,958
Cypress Semiconductor Corp.	*†	4,876	53,782
Diodes, Inc.	*	2,400	50,352
DSP Group, Inc.	*	1,194	9,636
Entegris, Inc.	*	5,738	56,577
Exar Corp.	*	1,758	18,459
Fairchild Semiconductor International, Inc.	*	4,903	69,328
First Solar, Inc.	*†	2,540	68,478
FormFactor, Inc.	*	1,417	6,660
GigOptix, Inc.	*	827	868
Integrated Device Technology, Inc.	*	8,168	61,015
Integrated Silicon Solution, Inc.	*	1,269	11,637
Intel Corp.		189,338	4,137,035
International Rectifier Corp.	*	2,631	55,646
Intersil Corp., Class A		5,757	50,143
IXYS Corp.		1,329	12,745
KLA-Tencor Corp.		4,441	234,218
Kopin Corp.	*	2,431	8,995

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kulicke & Soffa Industries, Inc.	*	2,008	$23,213
Lam Research Corp.	*	6,125	253,943
Lattice Semiconductor Corp.	*	4,395	23,953
Linear Technology Corp.		5,243	201,174
LSI Corp.	*	30,700	208,146
LTX-Credence Corp.	*	1,358	8,202
Marvell Technology Group Ltd. (Bermuda)		18,500	195,730
Mattson Technology, Inc.	*	1,760	2,429
Maxim Integrated Products, Inc.		5,913	193,059
MEMC Electronic Materials, Inc.	*	8,113	35,697
Micrel, Inc.		3,731	39,213
Microchip Technology, Inc.		3,565	131,049
Micron Technology, Inc.	*	35,271	352,005
Microsemi Corp.	*	2,474	57,323
Mindspeed Technologies, Inc.	*	801	2,667
MKS Instruments, Inc.		2,455	66,776
MoSys, Inc.	*	1,251	5,892
NVE Corp.	*	348	19,634
NVIDIA Corp.		20,184	258,759
OmniVision Technologies, Inc.	*	2,354	32,438
ON Semiconductor Corp.	*	10,008	82,866
PDF Solutions, Inc.	*	974	15,603
Pericom Semiconductor Corp.	*	1,023	6,967
Photronics, Inc.	*	1,388	9,272
PLX Technology, Inc.	*	1,050	4,788
PMC - Sierra, Inc.	*	7,045	47,836
Power Integrations, Inc.		1,952	84,736
QuickLogic Corp.	*†	1,050	2,583
Rambus, Inc.	*	4,071	22,838
RF Micro Devices, Inc.	*	8,143	43,321
Rudolph Technologies, Inc.	*	1,247	14,690
Semtech Corp.	*	2,970	105,108
Sigma Designs, Inc.	*	1,320	6,428
Silicon Image, Inc.	*	2,948	14,327
Silicon Laboratories, Inc.	*	2,124	87,849
Skyworks Solutions, Inc.	*	5,822	128,259
SunPower Corp.	*†	141	1,627
Teradyne, Inc.	*	7,938	128,754
Tessera Technologies, Inc.		1,560	29,250
Texas Instruments, Inc.		35,370	1,254,928
Transwitch Corp.	*	429	208
TriQuint Semiconductor, Inc.	*	4,918	24,836
Ultratech, Inc.	*	971	38,384
Veeco Instruments, Inc.	*	1,294	49,599
Xilinx, Inc.		6,637	253,334

			12,164,604

Software—3.5%
Accelrys, Inc.	*	2,216	21,628
ACI Worldwide, Inc.	*	1,653	80,766
Activision Blizzard, Inc.		23,814	346,970
Actuate Corp.	*	2,084	12,504
Adobe Systems, Inc.	*	17,358	755,247
Advent Software, Inc.	*	2,902	81,169
American Software, Inc., Class A		1,950	16,224
ANSYS, Inc.	*	2,396	195,082
Autodesk, Inc.	*	9,258	381,800
Blackbaud, Inc.		2,650	78,519
BMC Software, Inc.	*	2,708	125,462
CA, Inc.		11,593	291,796
Cadence Design Systems, Inc.	*	10,745	149,678
Callidus Software, Inc.	*†	172	786
Citrix Systems, Inc.	*	7,179	518,037

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Compuware Corp.	*	7,505	$93,812
Concur Technologies, Inc.	*†	2,083	143,019
Datawatch Corp.	*	3,500	53,095
Ebix, Inc.	†	2,802	45,448
Electronic Arts, Inc.	*	12,060	213,462
EPIQ Systems, Inc.		1,087	15,251
Evolving Systems, Inc.		527	3,341
FactSet Research Systems, Inc.		1,490	137,974
Fair Isaac Corp.		3,039	138,852
FalconStor Software, Inc.	*	1,373	3,680
Fortinet, Inc.	*	5,654	133,887
Informatica Corp.	*	3,171	109,304
Interactive Intelligence Group, Inc.	*	950	42,132
Intuit, Inc.		8,244	541,219
Manhattan Associates, Inc.	*	1,346	99,994
Mentor Graphics Corp.		2,745	49,547
MICROS Systems, Inc.	*	3,428	156,008
Microsoft Corp.		299,079	8,556,650
MicroStrategy, Inc., Class A	*	513	51,854
Netscout Systems, Inc.	*	1,250	30,712
Nuance Communications, Inc.	*	9,517	192,053
Oracle Corp.		142,164	4,597,584
Pegasystems, Inc.	†	2,141	60,119
Progress Software Corp	*.	1,983	45,173
PTC, Inc.	*	4,423	112,742
QAD, Inc., Class B		136	1,575
QLIK Technologies, Inc.	*	5,933	153,249
Red Hat, Inc.	*	7,251	366,611
Rovi Corp.	*	3,917	83,863
Salesforce.com, Inc.	*	3,783	676,514
SeaChange International, Inc.	*	958	11,391
SolarWinds, Inc.	*	1,876	110,872
Solera Holdings, Inc.		1,099	64,105
Sonic Foundry, Inc.	*	120	766
Symantec Corp.	*	26,135	645,012
Synopsys, Inc.	*	6,501	233,256
Take-Two Interactive Software, Inc.	*	2,643	42,684
TeleCommunication Systems, Inc., Class A	*	1,200	2,676
TIBCO Software, Inc.	*	4,452	90,019
TiVo, Inc.	*	2,696	33,403
Tyler Technologies, Inc.	*	1,886	115,536
Ultimate Software Group, Inc.	*	1,242	129,367
VASCO Data Security International, Inc.	*	3,804	32,106
VMware, Inc., Class A	*	1,733	136,699
Websense, Inc.	*	1,958	29,370

			21,641,654

Specialty Retail—2.2%
Aaron’s, Inc.		2,908	83,401
Abercrombie & Fitch Co., Class A		3,072	141,926
Advance Auto Parts, Inc.		1,752	144,803
Aeropostale, Inc.	*	2,075	28,220
American Eagle Outfitters, Inc.		3,552	66,422
America’s Car-Mart, Inc.	*	354	16,546
ANN, Inc.	*	2,733	79,312
Asbury Automotive Group, Inc.	*	1,342	49,238
Ascena Retail Group, Inc.	*	5,194	96,349
AutoNation, Inc.	*	2,555	111,781
AutoZone, Inc.	*	1,460	579,284
Barnes & Noble, Inc.	*†	828	13,621
bebe stores, Inc.		790	3,294

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bed Bath & Beyond, Inc.	*	6,586	$424,270
Best Buy Co., Inc.		9,299	205,973
Big 5 Sporting Goods Corp.		1,071	16,718
Brown Shoe Co., Inc.		1,791	28,656
Buckle, Inc. (The)	†	1,236	57,659
CarMax, Inc.	*	6,608	275,554
Cato Corp. (The), Class A		1,761	42,511
Chico’s FAS, Inc.		7,236	121,565
Children’s Place Retail Stores, Inc. (The)	*	1,144	51,274
Christopher & Banks Corp.	*	1,528	9,825
Coldwater Creek, Inc.	*†	382	1,207
Destination Maternity Corp.		1,200	28,080
Destination XL Group, Inc.	*	1,930	9,824
Dick’s Sporting Goods, Inc.		2,480	117,304
DSW, Inc., Class A		596	38,025
Finish Line, Inc. (The), Class A		1,917	37,554
Foot Locker, Inc.		5,840	199,962
GameStop Corp., Class A	†	1,010	28,250
Gap, Inc. (The)		12,606	446,252
Genesco, Inc.	*	921	55,343
Group 1 Automotive, Inc.		1,068	64,155
Guess?, Inc.		3,548	88,097
Haverty Furniture Cos., Inc.		1,111	22,842
Hibbett Sports, Inc.	*	1,396	78,553
Home Depot, Inc. (The)		47,382	3,306,316
Hot Topic, Inc.		1,824	25,317
Jos A. Bank Clothiers, Inc.	*†	865	34,513
Kirkland’s, Inc.	*	833	9,546
L Brands, Inc.		7,008	312,977
Lithia Motors, Inc., Class A		862	40,928
Lowe’s Cos., Inc.		39,938	1,514,449
MarineMax, Inc.	*	800	10,872
Men’s Wearhouse, Inc. (The)		2,437	81,445
Monro Muffler Brake, Inc.	†	1,487	59,049
Office Depot, Inc.	*	11,792	46,343
OfficeMax, Inc.		3,587	41,645
Orchard Supply Hardware Stores Corp., Class A	*†	140	554
O’Reilly Automotive, Inc.	*	3,911	401,073
Pacific Sunwear of California, Inc.	*†	3,025	6,322
Penske Automotive Group, Inc.		1,654	55,177
Pep Boys-Manny, Moe & Jack (The)	*	2,200	25,938
PetSmart, Inc.		3,546	220,207
Pier 1 Imports, Inc.		3,712	85,376
RadioShack Corp.	†	2,569	8,632
Rent-A-Center, Inc.		3,377	124,746
Ross Stores, Inc.		6,787	411,428
Sally Beauty Holdings, Inc.	*	3,659	107,501
Select Comfort Corp.	*	2,104	41,596
Signet Jewelers Ltd. (Bermuda)		3,344	224,048
Sonic Automotive, Inc., Class A		1,649	36,542
Stage Stores, Inc.		2,236	57,868
Staples, Inc.		22,960	308,353
Stein Mart, Inc.		1,261	10,567
Systemax, Inc.		1,358	13,444
Tiffany & Co.		3,221	223,988
TJX Cos., Inc.		24,012	1,122,561
Tractor Supply Co.		3,098	322,595
Trans World Entertainment Corp.		1,932	7,477
Ulta Salon Cosmetics & Fragrance, Inc.	*	1,162	94,320

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Urban Outfitters, Inc.	*	5,012	$194,165
West Marine, Inc.	*	803	9,178
Wet Seal, Inc. (The), Class A	*	1,246	3,763
Williams-Sonoma, Inc.		3,877	199,743
Zale Corp.	*	2,300	9,039

			13,673,251

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	1,476	84,531
Charles & Colvard Ltd.	*	1,843	7,169
Cherokee, Inc.		994	13,618
Coach, Inc.		10,479	523,845
Columbia Sportswear Co.	†	652	37,738
Crocs, Inc.	*	3,600	53,352
Culp, Inc.		888	14,128
Deckers Outdoor Corp.	*†	1,935	107,760
Fifth & Pacific Cos., Inc.	*	4,930	93,078
Fossil, Inc.	*	1,614	155,912
Hanesbrands, Inc.	*	4,099	186,750
Iconix Brand Group, Inc.	*	2,737	70,806
Jones Group, Inc. (The)		4,641	59,034
K-Swiss, Inc., Class A	*	1,476	6,996
Movado Group, Inc.		1,678	56,247
NIKE, Inc., Class B		25,670	1,514,787
Oxford Industries, Inc.		936	49,702
PVH Corp.		1,545	165,021
Quiksilver, Inc.	*	4,288	26,028
Ralph Lauren Corp.		1,422	240,759
Skechers U.S.A., Inc., Class A	*	1,935	40,925
Steven Madden Ltd.	*	1,689	72,863
Under Armour, Inc., Class A	*	3,874	198,349
Unifi, Inc.	*	876	16,732
V.F. Corp.		3,109	521,535
Wolverine World Wide, Inc.	†	2,589	114,874

			4,432,539

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	34,165
Bank Mutual Corp.		3,756	20,771
BBX Capital Corp., Class A	*	639	5,272
Beneficial Mutual Bancorp, Inc.	*	969	9,981
Brookline Bancorp, Inc.		3,765	34,412
Capitol Federal Financial, Inc.		4,787	57,779
Dime Community Bancshares, Inc.		1,638	23,522
Doral Financial Corp. (Puerto Rico)	*	221	156
Federal Home Loan Mortgage Corp.	*†	25,235	17,087
Federal National Mortgage Association	*†	37,770	25,872
Flagstar Bancorp, Inc.	*	21	293
Hudson City Bancorp, Inc.		14,470	125,021
MGIC Investment Corp.	*	4,084	20,216
NASB Financial, Inc.	*†	528	11,114
New York Community Bancorp, Inc.	†	12,640	181,384
Northwest Bancshares, Inc.		4,608	58,475
Ocwen Financial Corp.	*	3,358	127,335
People’s United Financial, Inc.		18,806	252,753
Provident Financial Services, Inc.		943	14,400
Provident New York Bancorp		3,670	33,287
Radian Group, Inc.		3,844	41,169
Riverview Bancorp, Inc.	*	2,600	6,864
TFS Financial Corp.	*	3,398	36,800
Tree.com, Inc.		314	5,806

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TrustCo Bank Corp NY		3,435	$19,167
Washington Federal, Inc.		3,379	59,132
Westfield Financial, Inc.		4,068	31,649

			1,253,882

Tobacco—1.5%
Alliance One International, Inc.	*	2,000	7,780
Altria Group, Inc.		70,302	2,417,686
Lorillard, Inc.		13,374	539,641
Philip Morris International, Inc.		60,192	5,580,400
Reynolds American, Inc.		11,115	494,506
Universal Corp.	†	1,078	60,411
Vector Group Ltd.		3,045	49,086

			9,149,510

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.		2,056	92,520
Beacon Roofing Supply, Inc.	*	2,570	99,356
Fastenal Co.		11,276	579,023
GATX Corp.		1,766	91,779
H&E Equipment Services, Inc.		1,600	32,640
MSC Industrial Direct Co., Inc., Class A		1,782	152,860
United Rentals, Inc.	*	2,798	153,806
W.W. Grainger, Inc.		2,301	517,679
Watsco, Inc.		553	46,552
WESCO International, Inc.	*	1,550	112,545
Willis Lease Finance Corp.	*	1,234	18,658

			1,897,418

Water Utilities—0.1%
American States Water Co.		1,261	72,596
American Water Works Co., Inc.		2,266	93,903
Aqua America, Inc.		4,329	136,104
California Water Service Group		1,930	38,407
Connecticut Water Service, Inc.		500	14,615
SJW Corp.		1,010	26,765

			382,390

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	*	11,170	777,879
Leap Wireless International, Inc.	*†	3,300	19,437
MetroPCS Communications, Inc.	*	7,134	77,761
NII Holdings, Inc.	*†	5,995	25,958
NTELOS Holdings Corp.		1,350	17,293
SBA Communications Corp., Class A	*	4,064	292,689
Shenandoah Telecommunications Co.		1,200	18,276
Sprint Nextel Corp.	*	88,755	551,169
Telephone & Data Systems, Inc.		445	9,376
United States Cellular Corp.	*	680	24,480

			1,814,318

TOTAL COMMON STOCKS (Cost $358,909,870)			604,613,357

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.090%	06/13/2013	‡	‡
(Cost $584,894)				$585,000	$584,934

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.	*†‡d	1,608	$—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.	*‡d	1,998	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡d	2,806	—

TOTAL RIGHTS (Cost $–)			—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp. (Cost $–)	*‡d	540	—

MONEY MARKET FUNDS—3.5%
Institutional Money Market Funds—3.5%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	1,800,000	1,800,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥11,837,375	11,837,375
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	762,121	762,121
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	1,700,000	1,700,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	1,800,000	1,800,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	1,800,000	1,800,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	1,800,000	1,800,000

TOTAL MONEY MARKET FUNDS (Cost $21,499,496)			21,499,496

TOTAL INVESTMENTS—101.4% (Cost $380,994,260)			626,697,787
Other assets less liabilities—(1.4%)			(8,953,423)

NET ASSETS—100.0%			$617,744,364

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—98.9%
Aerospace & Defense—1.5%
AAR Corp.		6,897	$126,836
Aerovironment, Inc.	*	8,991	163,007
Alliant Techsystems, Inc.		4,487	324,993
American Science & Engineering, Inc.		1,020	62,210
Astronics Corp.	*	1,875	55,913
B/E Aerospace, Inc.	*	18,242	1,099,810
Cubic Corp.		2,063	88,131
Curtiss-Wright Corp.		9,576	332,287
DigitalGlobe, Inc.	*	13,689	395,749
Ducommun, Inc.	*	6,327	125,211
Esterline Technologies Corp.	*	3,056	231,339
Exelis, Inc.		29,631	322,682
GenCorp, Inc.	*†	22,028	292,972
HEICO Corp., Class A		4,837	165,957
Hexcel Corp.	*	14,456	419,369
Huntington Ingalls Industries, Inc.		6,803	362,804
Innovative Solutions & Support, Inc.		3,094	15,253
KEYW Holding Corp. (The)	*	2,687	43,341
Kratos Defense & Security Solutions, Inc.	*	9,324	46,900
Moog, Inc., Class A	*	4,645	212,880
National Presto Industries, Inc.	†	656	52,808
Orbital Sciences Corp.	*	18,688	311,903
Spirit Aerosystems Holdings, Inc., Class A	*	16,921	321,330
Taser International, Inc.	*	15,133	120,307
Teledyne Technologies, Inc.	*	4,308	337,920
TransDigm Group, Inc.		9,205	1,407,629
Triumph Group, Inc.		9,252	726,282

			8,165,823

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	25,035	145,954
Atlas Air Worldwide Holdings, Inc.	*	4,051	165,119
Echo Global Logistics, Inc.	*	2,025	44,793
Forward Air Corp.		3,034	113,138
Hub Group, Inc., Class A	*	5,189	199,569
Pacer International, Inc.	*	3,711	18,666
UTi Worldwide, Inc.		16,303	236,067

			923,306

Airlines—1.1%
Alaska Air Group, Inc.	*	8,862	566,814
Allegiant Travel Co.		2,296	203,839
Delta Air Lines, Inc.	*	156,056	2,576,485
JetBlue Airways Corp.	*†	42,091	290,428
Republic Airways Holdings, Inc.	*	19,421	224,118
SkyWest, Inc.		6,829	109,605
United Continental Holdings, Inc.	*	51,737	1,656,101
US Airways Group, Inc.	*†	22,444	380,875

			6,008,265

Auto Components—1.2%
Allison Transmission Holdings, Inc.		3,671	88,141
American Axle & Manufacturing Holdings, Inc.	*	10,679	145,768
Autoliv, Inc. (Sweden)	†	12,802	885,130
Cooper Tire & Rubber Co.		9,129	234,250
Dana Holding Corp.		26,313	469,161
Dorman Products, Inc.		4,119	153,268
Drew Industries, Inc.		2,363	85,801
Exide Technologies	*	11,062	29,868
Federal-Mogul Corp.	*	14,043	84,679

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fuel Systems Solutions, Inc.	*	4,238	$69,800
Gentex Corp.		28,535	570,985
Gentherm, Inc.	*	10,898	178,509
Lear Corp.		16,591	910,348
Modine Manufacturing Co.	*	10,902	99,208
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	67,128	41,552
Shiloh Industries, Inc.		5,043	54,313
Spartan Motors, Inc.		16,899	89,734
Standard Motor Products, Inc.		5,615	155,648
Strattec Security Corp.		502	14,272
Superior Industries International, Inc.		2,803	52,360
Tenneco, Inc.	*	8,885	349,269
TRW Automotive Holdings Corp.	*	20,704	1,138,720
Visteon Corp.	*	8,934	515,492

			6,416,276

Automobiles—0.7%
General Motors Co.	*	103,383	2,876,115
Tesla Motors, Inc.	*†	9,841	372,875
Thor Industries, Inc.		7,449	274,049
Winnebago Industries, Inc.	*	7,884	162,726

			3,685,765

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*†	1,904	303,955
Central European Distribution Corp. (Poland)	*†	15,916	5,332
Coca-Cola Bottling Co. Consolidated		798	48,135
National Beverage Corp.		766	10,762

			368,184

Biotechnology—3.3%
Aastrom Biosciences, Inc.	*†	9,842	6,890
Achillion Pharmaceuticals, Inc.	*	4,895	42,782
Acorda Therapeutics, Inc.	*	6,390	204,672
Aegerion Pharmaceuticals, Inc.	*	3,635	146,636
Agenus, Inc.	*	3,197	12,436
Alkermes plc (Ireland)	*	17,553	416,182
Allos Therapeutic, Inc.	*‡d	18,248	—
Alnylam Pharmaceuticals, Inc.	*	6,491	158,186
AMAG Pharmaceuticals, Inc.	*	3,480	82,998
Arena Pharmaceuticals, Inc.	*†	39,027	320,412
Ariad Pharmaceuticals, Inc.	*	34,626	626,384
Arqule, Inc.	*	6,240	16,162
Array BioPharma, Inc.	*	17,505	86,125
Astex Pharmaceuticals	*	17,702	78,951
AVEO Pharmaceuticals, Inc.	*	10,510	77,248
BioCryst Pharmaceuticals, Inc.	*†	21,994	26,173
BioMarin Pharmaceutical, Inc.	*	18,803	1,170,675
Cell Therapeutics, Inc.	*	20,705	23,811
Celldex Therapeutics, Inc.	*	10,060	116,495
Cepheid, Inc.	*	8,077	309,914
Clovis Oncology, Inc.	*	1,532	43,922
Codexis, Inc.	*†	13,873	33,156
Cubist Pharmaceuticals, Inc.	*	7,593	355,504
Cytokinetics, Inc.	*	69,212	78,902
CytRx Corp.	*†	29,055	79,030
Dendreon Corp.	*†	24,041	113,714
Discovery Laboratories, Inc.	*†	7,623	17,457
Dyax Corp.	*	22,226	96,905
Dynavax Technologies Corp.	*	20,515	45,543
Emergent Biosolutions, Inc.	*	4,839	67,649
Entremed, Inc.	*	126	256

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Enzon Pharmaceuticals, Inc.		7,159	$27,204
Exact Sciences Corp.	*	16,082	157,604
Exelixis, Inc.	*†	35,337	163,257
Galena Biopharma, Inc.	*†	11,942	24,959
Genomic Health, Inc.	*	6,866	194,170
Geron Corp.	*†	36,667	39,234
GTx, Inc.	*	4,210	17,471
Halozyme Therapeutics, Inc.	*	18,837	108,689
Hemispherx Biopharma, Inc.	*†	54,952	10,441
Idenix Pharmaceuticals, Inc.	*†	11,707	41,677
ImmunoGen, Inc.	*†	9,339	149,984
Immunomedics, Inc.	*	12,320	29,691
Incyte Corp. Ltd.	*†	29,421	688,746
Infinity Pharmaceuticals, Inc.	*	4,066	197,079
InterMune, Inc.	*†	7,345	66,472
Ironwood Pharmaceuticals, Inc.	*	12,816	234,405
Isis Pharmaceuticals, Inc.	*†	15,742	266,669
Keryx Biopharmaceuticals, Inc.	*†	33,078	232,869
Lexicon Pharmaceuticals, Inc.	*	34,034	74,194
Ligand Pharmaceuticals, Inc., Class B	*	3,990	106,333
MannKind Corp.	*†	21,902	74,248
Maxygen, Inc.		5,279	12,722
MediciNova, Inc.	*	3,130	8,388
Medivation, Inc.	*	13,562	634,295
Metabolix, Inc.	*†	8,606	15,749
Momenta Pharmaceuticals, Inc.	*	7,065	94,247
Myrexis, Inc.		58,092	5,519
Myriad Genetics, Inc.	*	17,432	442,773
Neurocrine Biosciences, Inc.	*	8,240	100,034
Novavax, Inc.	*†	21,148	48,217
NPS Pharmaceuticals, Inc.	*	9,432	96,112
OncoGenex Pharmaceutical, Inc.	*	4,342	49,195
Oncothyreon, Inc.	*†	20,487	42,613
Onyx Pharmaceuticals, Inc.	*	13,102	1,164,244
Opko Health, Inc.	*†	28,097	214,380
Orexigen Therapeutics, Inc.	*	7,774	48,588
Osiris Therapeutics, Inc.	*	4,513	46,935
PDL BioPharma, Inc.	†	38,667	282,656
Peregrine Pharmaceuticals, Inc.	*†	14,427	19,332
Pharmacyclics, Inc.	*	9,512	764,860
Progenics Pharmaceuticals, Inc.	*	6,205	33,445
Raptor Pharmaceutical Corp.	*†	7,622	44,589
Regeneron Pharmaceuticals, Inc.	*	9,367	1,652,339
Repligen Corp.	*	9,025	62,363
Rigel Pharmaceuticals, Inc.	*	12,762	86,654
Sangamo Biosciences, Inc.	*†	10,702	102,311
Sarepta Therapeutics, Inc.	*†	8,651	319,654
Savient Pharmaceuticals, Inc.	*†	32,380	25,904
Seattle Genetics, Inc.	*†	20,977	744,893
SIGA Technologies, Inc.	*†	20,091	71,926
Spectrum Pharmaceuticals, Inc.	†	8,460	63,112
StemCells, Inc.	*†	12,574	21,753
Synageva BioPharma Corp.	*	1,384	76,009
Theravance, Inc.	*	14,063	332,168
United Therapeutics Corp.	*	10,148	617,709
Vanda Pharmaceuticals, Inc.	*	15,122	59,278
Vertex Pharmaceuticals, Inc.	*	32,691	1,797,351
XOMA Corp.	*†	17,238	60,161

			18,023,044

Building Products—0.8%
A.O. Smith Corp.		8,295	610,263
American Woodmark Corp.	*	3,639	123,835

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Apogee Enterprises, Inc.		5,631	$163,017
Armstrong World Industries, Inc.	*	3,910	218,530
Fortune Brands Home & Security, Inc.	*	26,296	984,259
Gibraltar Industries, Inc.	*	3,678	67,124
Griffon Corp.		6,441	76,777
Insteel Industries, Inc.		2,829	46,169
Lennox International, Inc.		8,002	508,047
NCI Building Systems, Inc.	*	8,291	144,015
Nortek, Inc.	*	1,435	102,402
Owens Corning, Inc.	*	14,719	580,370
Quanex Building Products Corp.		3,000	48,300
Simpson Manufacturing Co., Inc.		8,898	272,368
Trex Co., Inc.	*	2,108	103,671
Universal Forest Products, Inc.		1,649	65,647
USG Corp.	*†	11,709	309,586

			4,424,380

Capital Markets—2.1%
Affiliated Managers Group, Inc.	*	9,350	1,435,880
American Capital Ltd.	*	52,286	763,114
Apollo Investment Corp.		49,910	417,248
Arlington Asset Investment Corp., Class A		3,155	81,431
Artio Global Investors, Inc.		27,199	73,981
BGC Partners, Inc., Class A		21,607	89,885
Calamos Asset Management, Inc., Class A		3,748	44,114
CIFC Corp.	*	2,540	20,904
Cowen Group, Inc., Class A	*	34,303	96,734
Diamond Hill Investment Group, Inc.		1,349	104,966
Duff & Phelps Corp., Class A		2,783	43,164
Eaton Vance Corp.		18,870	789,332
Evercore Partners, Inc., Class A		8,031	334,090
Federated Investors, Inc., Class B	†	15,767	373,205
Fifth Street Finance Corp.		19,412	213,920
Financial Engines, Inc.		4,729	171,284
GAMCO Investors, Inc., Class A		1,052	55,872
GFI Group, Inc.		33,019	110,283
Greenhill & Co., Inc.		6,438	343,660
HFF, Inc., Class A		2,246	44,763
ICG Group, Inc.	*	7,645	95,410
INTL FCStone, Inc.	*	4,667	81,252
Investment Technology Group, Inc.	*	22,766	251,337
Janus Capital Group, Inc.	†	25,815	242,661
Knight Capital Group, Inc., Class A	*	25,616	95,292
Ladenburg Thalmann Financial Services, Inc.	*	25,346	42,074
Main Street Capital Corp.	†	4,843	155,412
Medallion Financial Corp.		2,518	33,288
Oaktree Capital Group LLC		2,600	132,652
Piper Jaffray Cos.	*	2,312	79,302
Raymond James Financial, Inc.		20,667	952,749
Safeguard Scientifics, Inc.	*	3,658	57,796
SEI Investments Co.		29,084	839,073
Stifel Financial Corp.	*	14,734	510,828
SWS Group, Inc.	*	14,960	90,508
TD Ameritrade Holding Corp.		44,173	910,847
U.S. Global Investors, Inc., Class A		8,854	32,494
Virtus Investment Partners, Inc.	*	1,399	260,606
Waddell & Reed Financial, Inc., Class A		14,093	616,992

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Walter Investment Management Corp.	*	5,513	$205,359
Westwood Holdings Group, Inc.		2,860	127,070
WisdomTree Investments, Inc.	*	4,083	42,463

			11,463,295

Chemicals—2.6%
A. Schulman, Inc.		5,791	182,764
Albemarle Corp.		13,289	830,828
American Vanguard Corp.		1,361	41,565
Ashland, Inc.		12,395	920,948
Axiall Corp.		11,322	703,776
Balchem Corp.		4,960	217,942
Cabot Corp.		11,289	386,084
Calgon Carbon Corp.	*	14,639	264,966
Celanese Corp., Series A		20,503	903,157
Chemtura Corp.	*	15,439	333,637
Cytec Industries, Inc.		6,784	502,559
Ferro Corp.	*	20,271	136,829
Flotek Industries, Inc.	*†	11,454	187,273
H.B. Fuller Co.		9,773	381,929
Huntsman Corp.		30,318	563,612
Innophos Holdings, Inc.		3,448	188,123
Innospec, Inc.		4,953	219,319
Intrepid Potash, Inc.		8,881	166,608
Koppers Holdings, Inc.		3,348	147,245
Kraton Performance Polymers, Inc.	*	1,677	39,242
Kronos Worldwide, Inc.	†	3,735	58,453
Landec Corp.	*	8,822	127,654
LSB Industries, Inc.	*	5,477	190,490
Minerals Technologies, Inc.		3,744	155,413
NewMarket Corp.		1,802	469,169
Olin Corp.		8,990	226,728
OM Group, Inc.	*	7,720	181,266
OMNOVA Solutions, Inc.	*	9,679	74,238
Penford Corp.	*	5,562	61,015
PolyOne Corp.		16,708	407,842
Quaker Chemical Corp.		1,879	110,899
Rockwood Holdings, Inc.		12,244	801,247
RPM International, Inc.		22,618	714,276
Scotts Miracle-Gro Co. (The), Class A		8,157	352,709
Sensient Technologies Corp.		9,622	376,124
Stepan Co.		2,394	151,061
Tredegar Corp.		2,467	72,628
Valspar Corp.		14,100	877,725
W.R. Grace & Co.	*	13,453	1,042,742
Westlake Chemical Corp.	†	4,325	404,388
Zep, Inc.		4,143	62,186
Zoltek Cos., Inc.	*†	17,218	205,755

			14,442,414

Commercial Banks—4.4%
1st Source Corp.		2,200	52,140
Ameris Bancorp	*	6,211	89,128
Arrow Financial Corp.	†	4,347	107,110
Associated Banc-Corp		31,867	484,060
BancFirst Corp.		1,092	45,536
Bancorp, Inc. (The)/Delaware	*	8,887	123,085
BancorpSouth, Inc.		19,643	320,181
Bank of Hawaii Corp.		8,954	454,953
Bank of the Ozarks, Inc.		7,647	339,144
Banner Corp.		2,674	85,113
BBCN Bancorp, Inc./California		23,477	306,610

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
BOK Financial Corp.		2,311	$143,975
Boston Private Financial Holdings, Inc.		12,410	122,611
Bryn Mawr Bank Corp.		4,411	102,688
Camden National Corp.		1,411	46,676
Capital City Bank Group, Inc.	*	4,374	54,019
CapitalSource, Inc.		48,390	465,512
Cardinal Financial Corp.		7,745	140,804
Cascade Bancorp	*	479	3,238
Cathay General Bancorp		18,966	381,596
Catskill Litigation Trust	*‡d	583	—
Central Pacific Financial Corp.	*	4,653	73,052
Chemical Financial Corp.		3,780	99,716
CIT Group, Inc.	*	27,800	1,208,744
Citizens Republic Bancorp, Inc.	*	16,394	369,685
City Holding Co.	†	2,691	107,075
City National Corp./California		7,803	459,675
CoBiz Financial, Inc.		13,041	105,371
Columbia Banking System, Inc.		9,767	214,679
Commerce Bancshares, Inc./Missouri		13,411	547,571
Community Bank System, Inc.		8,019	237,603
Community Trust Bancorp, Inc.		2,246	76,431
Cullen/Frost Bankers, Inc.		11,540	721,596
CVB Financial Corp.		17,733	199,851
East West Bancorp, Inc.		29,398	754,647
Eastern Virginia Bankshares, Inc.	*	701	3,968
Fidelity Southern Corp.	*	7,353	84,559
Financial Institutions, Inc.		2,448	48,862
First BanCorp. (Puerto Rico)	*†	25,707	160,155
First Bancorp/North Carolina		5,052	68,151
First Busey Corp.		14,438	65,982
First Citizens BancShares, Inc./North Carolina, Class A		634	115,832
First Commonwealth Financial Corp.		30,605	228,313
First Financial Bancorp		6,617	106,203
First Financial Bankshares, Inc.	†	5,160	250,776
First Merchants Corp.		4,647	71,889
First Midwest Bancorp, Inc./Illinois		9,549	126,811
First Niagara Financial Group, Inc.		76,028	673,608
First of Long Island Corp. (The)		1,432	42,459
FirstMerit Corp.	†	18,310	302,664
FNB Corp./Pennsylvania		28,242	341,728
FNB United Corp.	*	4,390	42,846
Fulton Financial Corp.		42,856	501,415
Glacier Bancorp, Inc.		21,753	412,872
Great Southern Bancorp, Inc.		3,068	74,829
Guaranty Bancorp	*	38,669	81,205
Hancock Holding Co.		13,641	421,780
Hanmi Financial Corp.	*	8,190	131,040
Heritage Commerce Corp.	*	8,988	60,489
Heritage Financial Corp./Washington		5,490	79,605
IBERIABANK Corp.		6,270	313,625
Independent Bank Corp./Massachusetts		3,125	101,844
Independent Bank Corp./Michigan	*	389	3,291
International Bancshares Corp.		7,878	163,862
Investors Bancorp, Inc.		16,332	306,715
Lakeland Financial Corp.		4,843	129,260
Macatawa Bank Corp.	*†	9,867	53,380
MainSource Financial Group, Inc.		4,454	62,534
MB Financial, Inc.		7,169	173,275

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Merchants Bancshares, Inc.		3,578	$107,823
MidSouth Bancorp, Inc.		3,651	59,365
MidWestOne Financial Group, Inc.		4,566	108,716
National Penn Bancshares, Inc.		8,522	91,100
NBT Bancorp, Inc.		4,152	91,967
Old National Bancorp/Indiana		30,830	423,913
Old Second Bancorp, Inc.	*†	5,324	16,930
Oriental Financial Group, Inc. (Puerto Rico)		19,202	297,823
Pacific Premier Bancorp, Inc.	*	977	12,848
PacWest Bancorp		2,392	69,631
Park National Corp.		1,421	99,172
Peapack Gladstone Financial Corp.		1,086	16,192
Peoples Bancorp, Inc./Ohio		2,337	52,325
Pinnacle Financial Partners, Inc.	*	6,115	142,846
Popular, Inc. (Puerto Rico)	*	17,490	482,899
Preferred Bank/Los Angeles CA	*	4,011	63,294
PrivateBancorp, Inc.		12,737	240,857
Prosperity Bancshares, Inc.		10,569	500,865
Renasant Corp.		4,358	97,532
Republic Bancorp, Inc./Kentucky, Class A		2,055	46,525
S&T Bancorp, Inc.		6,364	117,989
Sandy Spring Bancorp, Inc.		2,239	45,004
Seacoast Banking Corp. of Florida	*	53,038	110,849
Sierra Bancorp		5,758	75,718
Signature Bank/New York	*	6,594	519,343
Simmons First National Corp., Class A		3,697	93,608
Southwest Bancorp, Inc./Oklahoma		4,075	51,182
Sterling Bancorp/New York		5,344	54,295
Sterling Financial Corp./Washington		3,511	76,154
Suffolk Bancorp	*	3,976	56,618
Susquehanna Bancshares, Inc.		21,345	265,318
SVB Financial Group	*	6,536	463,664
SY Bancorp, Inc.		4,501	101,273
Synovus Financial Corp.		102,979	285,252
TCF Financial Corp.		19,522	292,049
Texas Capital Bancshares, Inc.	*	6,292	254,511
Tompkins Financial Corp.		1,976	83,545
TowneBank/Virginia	†	4,995	74,775
Trustmark Corp.		7,843	196,153
UMB Financial Corp.		5,083	249,423
Umpqua Holdings Corp.		15,160	201,022
Union First Market Bankshares Corp.		4,226	82,661
United Bankshares, Inc.	†	5,447	144,945
United Community Banks,
Inc./Georgia	*	8,268	93,759
Valley National Bancorp	†	47,250	483,840
Virginia Commerce Bancorp, Inc.	*	10,179	143,015
Washington Trust Bancorp, Inc.		3,270	89,533
Webster Financial Corp.		15,362	372,682
WesBanco, Inc.		2,801	67,084
West Coast Bancorp/Oregon		3,288	79,833
Westamerica Bancorporation		5,748	260,557
Western Alliance Bancorp	*	26,213	362,788
Wilshire Bancorp, Inc.	*	17,149	116,270
Wintrust Financial Corp.		5,057	187,311

			24,024,348

Commercial Services & Supplies—1.3%
ABM Industries, Inc.		9,730	216,395
ACCO Brands Corp.	*	14,981	100,073

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ARC Document Solutions, Inc.	*	15,235	$45,400
Brink’s Co. (The)		6,600	186,516
Casella Waste Systems, Inc., Class A	*	5,820	25,433
Cenveo, Inc.	*†	10,269	22,078
Clean Harbors, Inc.	*	8,205	476,628
Consolidated Graphics, Inc.	*	699	27,331
Copart, Inc.	*	19,876	681,349
Courier Corp.		1,904	27,437
Covanta Holding Corp.		24,565	494,985
Deluxe Corp.		6,902	285,743
EnergySolutions, Inc.	*	17,158	64,343
EnerNOC, Inc.	*	2,426	42,140
Ennis, Inc.		2,217	33,410
G&K Services, Inc., Class A		2,038	92,749
Healthcare Services Group, Inc.		8,543	218,957
Herman Miller, Inc.		7,167	198,311
HNI Corp.		4,666	165,596
Interface, Inc.		5,624	108,093
Intersections, Inc.		4,413	41,526
KAR Auction Services, Inc.		3,329	66,680
Kimball International, Inc., Class B		4,445	40,272
Knoll, Inc.		8,621	156,299
McGrath RentCorp		2,986	92,865
Metalico, Inc.	*	25,521	41,344
Mine Safety Appliances Co.		4,632	229,840
Mobile Mini, Inc.	*	4,526	133,200
Multi-Color Corp.		2,526	65,146
NL Industries, Inc.		412	5,121
Quad/Graphics, Inc.		1,767	42,302
R.R. Donnelley & Sons Co.	†	25,532	307,661
Rollins, Inc.		17,041	418,357
Standard Parking Corp.	*	2,169	44,898
Standard Register Co. (The)	*	1,650	1,387
Steelcase, Inc., Class A		19,006	279,958
Team, Inc.	*	3,347	137,461
Tetra Tech, Inc.	*	6,841	208,582
TRC Cos., Inc.	*	11,036	71,182
Unifirst Corp.		996	90,138
United Stationers, Inc.		4,110	158,852
US Ecology, Inc.		6,877	182,584
Viad Corp.		1,978	54,712
Waste Connections, Inc.		22,840	821,783

			7,205,117

Communications Equipment—1.2%
Acme Packet, Inc.	*	10,066	294,129
ADTRAN, Inc.	†	12,844	252,385
Alliance Fiber Optic Products, Inc.		963	12,548
Anaren, Inc.	*	2,003	38,838
Arris Group, Inc.	*	18,641	320,066
Aruba Networks, Inc.	*†	20,237	500,663
Aviat Networks, Inc.	*	22,656	76,351
Black Box Corp.		1,414	30,839
Brocade Communications Systems, Inc.	*	65,397	377,341
CalAmp Corp.	*	9,992	109,612
Ciena Corp.	*	24,804	397,112
Comtech Telecommunications Corp.		4,419	107,293
Digi International, Inc.	*	2,517	22,477
EchoStar Corp., Class A	*	7,521	293,093
Emcore Corp.	*	11,797	68,659
Emulex Corp.	*	15,840	103,435
Extreme Networks, Inc.	*	9,940	33,498
Finisar Corp.	*	16,126	212,702

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Globecomm Systems, Inc.	*	5,067	$60,855
Harmonic, Inc.	*	19,391	112,274
Infinera Corp.	*†	12,147	85,029
InterDigital, Inc.		7,655	366,139
Ixia	*	7,348	159,011
KVH Industries, Inc.	*	3,755	50,955
Loral Space & Communications, Inc.		3,756	232,421
NETGEAR, Inc.	*	3,773	126,433
Numerex Corp., Class A	*	1,800	23,022
Oclaro, Inc.	*†	9,084	11,446
Oplink Communications, Inc.	*	1,808	29,651
Optical Cable Corp.		241	1,005
Palo Alto Networks, Inc.	*	792	44,827
Parkervision, Inc.	*†	37,014	135,841
Plantronics, Inc.		9,656	426,699
Polycom, Inc.	*	30,575	338,771
Riverbed Technology, Inc.	*	23,885	356,125
Sonus Networks, Inc.	*	107,679	278,889
Symmetricom, Inc.	*	6,110	27,739
Tellabs, Inc.		59,542	124,443
UTStarcom Holdings Corp. (China)	*	15,453	43,268
ViaSat, Inc.	*	5,176	250,726
Westell Technologies, Inc., Class A	*	13,644	27,424
Zoom Technologies, Inc. (China)	*†	542	369

			6,564,403

Computers & Peripherals—0.6%
3D Systems Corp.	*†	12,738	410,673
Avid Technology, Inc.	*	2,658	16,666
Concurrent Computer Corp.		759	6,004
Cray, Inc.	*	5,759	133,666
Diebold, Inc.		14,906	451,950
Dot Hill Systems Corp.	*	21,866	24,052
Electronics for Imaging, Inc.	*	3,912	99,208
Hutchinson Technology, Inc.	*†	2,054	5,648
iGO, Inc.	*	233	916
Imation Corp.	*	18,494	70,647
Immersion Corp.	*	5,977	70,170
Intermec, Inc.	*	11,337	111,443
Intevac, Inc.	*	3,891	18,365
Lexmark International, Inc., Class A	†	10,260	270,864
NCR Corp.	*	27,262	751,341
Novatel Wireless, Inc.	*	10,536	20,967
Overland Storage, Inc.	*†	9,851	11,723
QLogic Corp.	*	26,656	309,210
Quantum Corp.	*	58,778	75,236
Rimage Corp.		924	8,334
Silicon Graphics International Corp.	*	9,365	128,769
STEC, Inc.	*	14,855	65,659
Synaptics, Inc.	*	5,067	206,176
TransAct Technologies, Inc.		2,600	20,514

			3,288,201

Construction & Engineering—0.7%
AECOM Technology Corp.	*	18,991	622,905
Aegion Corp.	*	4,145	95,957
Comfort Systems USA, Inc.		3,803	53,584
Dycom Industries, Inc.	*	13,213	260,164
EMCOR Group, Inc.		10,329	437,846
Furmanite Corp.	*	7,017	46,944
Granite Construction, Inc.		5,631	179,291
KBR, Inc.		23,912	767,097
Layne Christensen Co.	*	2,498	53,407
MasTec, Inc.	*	11,328	330,211

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Northwest Pipe Co.	*	2,458	$68,775
Orion Marine Group, Inc.	*	17,265	171,614
Pike Electric Corp.		7,553	107,479
Primoris Services Corp.		2,817	62,284
Sterling Construction Co., Inc.	*	5,331	58,055
Tutor Perini Corp.	*	5,845	112,809
URS Corp.		11,130	527,673

			3,956,095

Construction Materials—0.2%
Eagle Materials, Inc.		6,632	441,890
Headwaters, Inc.	*	14,630	159,467
Martin Marietta Materials, Inc.		5,070	517,242
Texas Industries, Inc.	*†	3,011	190,024

			1,308,623

Consumer Finance—0.4%
Asset Acceptance Capital Corp.	*	6,870	46,304
Asta Funding, Inc.		3,486	33,465
Atlanticus Holdings Corp.	*	821	3,013
Cash America International, Inc.		7,304	383,241
Credit Acceptance Corp.	*	1,740	212,524
DFC Global Corp.	*	10,439	173,705
Encore Capital Group, Inc.	*	1,442	43,404
Ezcorp, Inc., Class A	*	7,391	157,428
First Cash Financial Services, Inc.	*	7,544	440,117
First Marblehead Corp. (The)	*†	39,461	39,856
Green Dot Corp., Class A	*†	2,758	46,086
Nelnet, Inc., Class A		4,517	152,675
Netspend Holdings, Inc.	*	2,713	43,109
Portfolio Recovery Associates, Inc.	*	1,989	252,444
World Acceptance Corp.	*†	1,346	115,581

			2,142,952

Containers & Packaging—0.9%
AEP Industries, Inc.	*	1,473	105,776
AptarGroup, Inc.		9,353	536,395
Boise, Inc.		10,645	92,186
Crown Holdings, Inc.	*	28,237	1,174,942
Graphic Packaging Holding Co.	*	41,897	313,808
Greif, Inc., Class A		4,197	225,043
Myers Industries, Inc.		4,506	62,904
Packaging Corp. of America		16,167	725,413
Rock-Tenn Co., Class A		9,969	925,023
Silgan Holdings, Inc.		9,005	425,486
Sonoco Products Co.		13,840	484,262

			5,071,238

Distributors—0.3%
LKQ Corp.	*	56,780	1,235,533
Pool Corp.		5,225	250,800
VOXX International Corp.	*	2,945	31,541

			1,517,874

Diversified Consumer Services—0.6%
American Public Education, Inc.	*†	2,444	85,271
Ascent Capital Group, Inc., Class A	*	3,050	227,042
Capella Education Co.	*	3,229	100,551
Career Education Corp.	*	11,632	27,568
Coinstar, Inc.	*†	3,501	204,529
Corinthian Colleges, Inc.	*†	17,447	36,639
DeVry, Inc.		9,475	300,831
Education Management Corp.	*	12,017	44,102
Grand Canyon Education, Inc.	*	8,434	214,139
Hillenbrand, Inc.		14,350	362,768

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ITT Educational Services, Inc.	*†	4,939	$68,059
K12, Inc.	*†	8,049	194,061
Matthews International Corp., Class A		4,455	155,435
Regis Corp.	†	5,718	104,010
Service Corp. International		27,143	454,102
Sotheby’s		9,999	374,063
Steiner Leisure Ltd. (Bahamas)	*	2,327	112,534
Stewart Enterprises, Inc., Class A	†	11,267	104,671
Strayer Education, Inc.	†	944	45,671
Universal Technical Institute, Inc.		4,524	57,138
Weight Watchers International, Inc.	†	5,424	228,405

			3,501,589

Diversified Financial Services—0.3%
Interactive Brokers Group, Inc., Class A		14,771	220,236
MarketAxess Holdings, Inc.		8,655	322,831
MSCI, Inc.	*	22,345	758,166
NewStar Financial, Inc.	*	3,250	42,997
PHH Corp.	*†	11,809	259,326
PICO Holdings, Inc.	*	3,754	83,339
Resource America, Inc., Class A		3,696	36,812

			1,723,707

Diversified Telecommunication Services—0.5%
8x8, Inc.	*	33,730	231,051
Alaska Communications Systems Group, Inc.		8,744	14,515
Atlantic Tele-Network, Inc.		1,034	50,159
Cbeyond, Inc.	*	5,638	41,890
Cincinnati Bell, Inc.	*	58,433	190,492
Cogent Communications Group, Inc.		9,120	240,768
Consolidated Communications Holdings, Inc.		15,899	279,027
General Communication, Inc., Class A	*	3,847	35,277
HickoryTech Corp.		6,548	66,462
IDT Corp., Class B		2,274	27,424
Iridium Communications, Inc.	*	6,560	39,491
Level 3 Communications, Inc.	*	28,997	588,349
Lumos Networks Corp.		1,551	20,908
Neutral Tandem, Inc.		13,265	43,377
ORBCOMM, Inc.	*	13,962	72,742
Premiere Global Services, Inc.	*	5,642	62,006
Towerstream Corp.	*†	22,633	50,472
tw telecom inc.	*	22,613	569,621
Vonage Holdings Corp.	*	15,244	44,055

			2,668,086

Electric Utilities—1.4%
ALLETE, Inc.		5,379	263,678
Cleco Corp.		8,902	418,661
El Paso Electric Co.		7,953	267,618
Empire District Electric Co. (The)		10,377	232,445
Great Plains Energy, Inc.		22,589	523,839
Hawaiian Electric Industries, Inc.	†	17,718	490,966
IDACORP, Inc.		8,127	392,290
ITC Holdings Corp.		9,145	816,283
MGE Energy, Inc.		4,750	263,340
NV Energy, Inc.		28,661	574,080
OGE Energy Corp.		16,668	1,166,427
Otter Tail Corp.		6,778	211,067
PNM Resources, Inc.		13,928	324,383
Portland General Electric Co.		13,022	394,957

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
UIL Holdings Corp.		10,662	$422,109
Unitil Corp.		4,288	120,621
UNS Energy Corp.		4,770	233,444
Westar Energy, Inc.		18,809	624,083

			7,740,291

Electrical Equipment—1.2%
Active Power, Inc.	*	8,420	38,648
Acuity Brands, Inc.		5,630	390,441
American Superconductor Corp.	*†	6,746	17,944
AMETEK, Inc.		42,778	1,854,854
AZZ, Inc.		5,725	275,945
Babcock & Wilcox Co. (The)		19,772	561,723
Belden, Inc.		6,679	344,970
Brady Corp., Class A		7,763	260,293
Capstone Turbine Corp.	*†	79,299	71,369
Encore Wire Corp.		1,693	59,289
EnerSys, Inc.	*	8,778	400,101
Enphase Energy, Inc.	*†	17,769	110,168
Franklin Electric Co., Inc.		7,858	263,793
FuelCell Energy, Inc.	*†	48,935	46,185
General Cable Corp.	*	7,507	274,981
GrafTech International Ltd.	*†	22,518	172,938
Hubbell, Inc., Class B		7,363	715,021
II-VI, Inc.	*	6,998	119,246
LSI Industries, Inc.		3,003	20,961
Magnetek, Inc.	*	458	6,398
Polypore International, Inc.	*†	5,835	234,450
Powell Industries, Inc.	*	1,046	54,988
PowerSecure International, Inc.	*	2,650	33,682
Regal-Beloit Corp.		5,997	489,115
Vicor Corp.	*	3,481	17,301

			6,834,804

Electronic Equipment, Instruments & Components—1.8%
Agilysys, Inc.	*	4,188	41,629
Anixter International, Inc.		4,320	302,054
Arrow Electronics, Inc.	*	15,485	629,001
Avnet, Inc.	*	23,170	838,754
AVX Corp.		16,770	199,563
Badger Meter, Inc.		4,287	229,440
Benchmark Electronics, Inc.	*	14,600	263,092
Checkpoint Systems, Inc.	*	8,101	105,799
Cognex Corp.		3,670	154,690
Coherent, Inc.		3,191	181,057
CTS Corp.		4,578	47,794
Daktronics, Inc.		5,610	58,905
Dolby Laboratories, Inc., Class A	†	3,169	106,352
DTS, Inc.	*	1,605	26,691
Echelon Corp.	*	10,673	26,042
Electro Rent Corp.		2,563	47,518
Electro Scientific Industries, Inc.		3,685	40,719
FARO Technologies, Inc.	*	1,400	60,746
FEI Co.		7,016	452,883
ID Systems, Inc.	*	2,437	13,891
Identive Group, Inc.	*	11,064	16,375
Ingram Micro, Inc., Class A	*	29,411	578,808
Insight Enterprises, Inc.	*	3,820	78,768
IPG Photonics Corp.	†	5,305	352,305
Iteris, Inc.	*	4,264	7,760
Itron, Inc.	*	7,914	367,210
Littelfuse, Inc.		2,845	193,033
LoJack Corp.	*	1,880	5,866
LRAD Corp.	*	3,686	3,833

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Maxwell Technologies, Inc.	*	9,929	$53,517
Measurement Specialties, Inc.	*	3,063	121,815
Mercury Systems, Inc.	*	3,652	26,915
Mesa Laboratories, Inc.		1,200	63,588
Methode Electronics, Inc.		16,111	207,510
Microvision, Inc.	*†	14,308	22,750
MTS Systems Corp.		1,818	105,717
National Instruments Corp.		17,107	560,254
Newport Corp.	*	4,130	69,880
OSI Systems, Inc.	*	2,750	171,297
Park Electrochemical Corp.		1,950	49,413
PC Connection, Inc.		2,755	45,044
Planar Systems, Inc.	*	8,504	15,988
Plexus Corp.	*	4,416	107,353
Power-One, Inc.	*†	40,825	169,424
Pulse Electronics Corp.	*	7,988	3,235
Radisys Corp.	*	4,878	24,000
RealD, Inc.	*	3,818	49,634
Research Frontiers, Inc.	*†	2,932	10,790
Rofin-Sinar Technologies, Inc.	*	3,102	84,033
Rogers Corp.	*	1,417	67,478
Sanmina Corp.	*	9,115	103,546
ScanSource, Inc.	*	1,798	50,740
Sigmatron International, Inc.	*	283	1,163
SYNNEX Corp.	*	5,088	188,256
Tech Data Corp.	*	7,329	334,276
Trimble Navigation Ltd.	*	41,863	1,254,215
TTM Technologies, Inc.	*	13,456	102,266
Universal Display Corp.	*	5,881	172,843
Vishay Intertechnology, Inc.	*	19,798	269,451
Vishay Precision Group, Inc.	*	7,543	110,807
Wayside Technology Group, Inc.		1,787	21,247
Zygo Corp.	*	2,997	44,386

			10,113,409

Energy Equipment & Services—2.0%
Atwood Oceanics, Inc.	*	8,965	471,021
Basic Energy Services, Inc.	*†	5,491	75,062
Bolt Technology Corp.		4,903	85,606
Bristow Group, Inc.		5,902	389,178
Cal Dive International, Inc.	*†	45,231	81,416
CARBO Ceramics, Inc.	†	3,363	306,268
Dawson Geophysical Co.	*	2,635	79,050
Dresser-Rand Group, Inc.	*	13,863	854,793
Dril-Quip, Inc.	*	5,987	521,887
Era Group, Inc.	*	2,817	59,157
Exterran Holdings, Inc.	*	10,606	286,362
Geospace Technologies Corp.	*	1,604	173,104
Gulfmark Offshore, Inc., Class A		3,758	146,412
Heckmann Corp.	*†	24,039	103,127
Helix Energy Solutions Group, Inc.	*	12,150	277,992
Hercules Offshore, Inc.	*	42,310	313,940
Hornbeck Offshore Services, Inc.	*	4,277	198,709
ION Geophysical Corp.	*	22,870	155,745
Key Energy Services, Inc.	*	31,716	256,265
Lufkin Industries, Inc.		5,305	352,199
Matrix Service Co.	*	3,244	48,336
McDermott International, Inc.	*	38,556	423,730
Mitcham Industries, Inc.	*	3,707	62,722
Natural Gas Services Group, Inc.	*	5,244	100,999
Newpark Resources, Inc.	*	17,228	159,876
Oceaneering International, Inc.		18,454	1,225,530
Oil States International, Inc.	*	7,531	614,304
Parker Drilling Co.	*	18,562	79,445

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Patterson-UTI Energy, Inc.		29,101	$693,768
PHI, Inc.	*	2,638	90,246
Pioneer Energy Services Corp.	*	16,802	138,616
RPC, Inc.		25,188	382,102
SEACOR Holdings, Inc.		2,817	207,557
Superior Energy Services, Inc.	*	25,901	672,649
TETRA Technologies, Inc.	*	8,961	91,940
Tidewater, Inc.		7,544	380,972
Unit Corp.	*	6,849	311,972
Vantage Drilling Co.	*†	44,721	78,262

			10,950,319

Food & Staples Retailing—0.4%
Andersons, Inc. (The)		2,228	119,243
Arden Group, Inc., Class A		552	55,802
Casey’s General Stores, Inc.		7,327	427,164
Fresh Market, Inc. (The)	*	985	42,128
Harris Teeter Supermarkets, Inc.		7,740	330,575
Nash Finch Co.		1,190	23,300
Pantry, Inc. (The)	*	2,139	26,673
Pricesmart, Inc.		3,028	235,669
Rite Aid Corp.	*	203,564	386,772
Spartan Stores, Inc.		3,490	61,250
SUPERVALU, Inc.	†	28,510	143,690
United Natural Foods, Inc.	*	6,858	337,414
Village Super Market, Inc., Class A		2,777	93,557
Weis Markets, Inc.		1,103	44,892

			2,328,129

Food Products—1.8%
B&G Foods, Inc.		12,057	367,618
Boulder Brands, Inc.	*†	15,817	142,037
Bunge Ltd.		24,172	1,784,619
Calavo Growers, Inc.	†	2,244	64,582
Cal-Maine Foods, Inc.		4,027	171,389
Chiquita Brands International, Inc.	*	9,802	76,063
Darling International, Inc.	*	17,587	315,862
Diamond Foods, Inc.	*†	4,466	75,297
Dole Food Co., Inc.	*	12,165	132,598
Farmer Bros. Co.	*	930	13,671
Flowers Foods, Inc.		28,075	924,790
Fresh Del Monte Produce, Inc.		7,728	208,501
Green Mountain Coffee Roasters, Inc.	*†	18,718	1,062,434
Griffin Land & Nurseries, Inc.		2,039	61,272
Hain Celestial Group, Inc. (The)	*	8,402	513,194
Hillshire Brands Co.		18,793	660,574
Ingredion, Inc.		12,624	912,968
Inventure Foods, Inc.	*	9,182	71,436
J&J Snack Foods Corp.		1,866	143,477
John B. Sanfilippo & Son, Inc.		1,899	37,942
Lancaster Colony Corp.		2,437	187,649
Omega Protein Corp.	*	2,815	30,261
Pilgrim’s Pride Corp.	*	4,877	44,820
Post Holdings, Inc.	*	5,073	217,784
Sanderson Farms, Inc.		2,714	148,239
Seaboard Corp.		43	120,400
Smithfield Foods, Inc.	*	23,691	627,338
Snyders-Lance, Inc.		10,604	267,857
Tootsie Roll Industries, Inc.	†	3,353	100,278
TreeHouse Foods, Inc.	*	6,343	413,246

			9,898,196

Gas Utilities—0.9%
Atmos Energy Corp.		14,680	626,689

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Chesapeake Utilities Corp.		2,965	$145,433
Delta Natural Gas Co., Inc.		7,514	164,256
Laclede Group, Inc. (The)		1,902	81,215
National Fuel Gas Co.		14,383	882,397
New Jersey Resources Corp.		5,892	264,256
Northwest Natural Gas Co.		3,667	160,688
Piedmont Natural Gas Co., Inc.		15,429	507,306
Questar Corp.		29,569	719,414
South Jersey Industries, Inc.		3,110	172,885
Southwest Gas Corp.		7,750	367,815
UGI Corp.		16,949	650,672
WGL Holdings, Inc.		6,648	293,177

			5,036,203

Health Care Equipment & Supplies—2.3%
Abaxis, Inc.		2,445	115,697
ABIOMED, Inc.	*	6,733	125,705
Accuray, Inc.	*†	10,434	48,414
Alere, Inc.	*	9,884	252,338
Align Technology, Inc.	*	11,608	388,984
Analogic Corp.		1,810	143,026
AngioDynamics, Inc.	*	14,132	161,529
Antares Pharma, Inc.	*	12,344	44,192
ArthroCare Corp.	*	1,226	42,616
Atrion Corp.		435	83,516
Biolase, Inc.	*†	22,416	89,216
Cantel Medical Corp.		6,766	203,386
Cerus Corp.	*	16,123	71,264
Conceptus, Inc.	*	5,717	138,066
CONMED Corp.		9,592	326,704
Cooper Cos., Inc. (The)		6,675	720,099
CryoLife, Inc.		6,833	41,066
Cutera, Inc.	*	3,098	40,274
Cyberonics, Inc.	*	3,767	176,333
Cynosure, Inc., Class A	*	3,342	87,460
DexCom, Inc.	*	11,213	187,481
Endologix, Inc.	*	14,422	232,915
Greatbatch, Inc.	*	2,283	68,193
Haemonetics Corp.	*	7,678	319,865
HeartWare International, Inc.	*	2,363	208,960
Hill-Rom Holdings, Inc.		7,038	247,878
Hologic, Inc.	*	47,642	1,076,709
ICU Medical, Inc.	*	1,366	80,526
IDEXX Laboratories, Inc.	*	7,681	709,648
Insulet Corp.	*	7,107	183,787
Integra LifeSciences Holdings Corp.	*	2,236	87,226
Invacare Corp.		4,378	57,133
MAKO Surgical Corp.	*†	5,397	60,177
Masimo Corp.		6,826	133,926
Medical Action Industries, Inc.	*	7,146	42,876
Meridian Bioscience, Inc.		6,053	138,129
Merit Medical Systems, Inc.	*	7,183	88,064
Natus Medical, Inc.	*	15,518	208,562
Navidea Biopharmaceuticals, Inc.	*†	24,451	66,262
Neogen Corp.	*	3,093	153,320
NuVasive, Inc.	*	6,151	131,078
NxStage Medical, Inc.	*	12,475	140,718
OraSure Technologies, Inc.	*	7,330	39,582
Orthofix International NV (Netherlands Antilles)	*	2,888	103,593
Palomar Medical Technologies, Inc.	*	2,762	37,259
PhotoMedex, Inc.	*	2,664	42,864
Quidel Corp.	*	10,197	242,179
ResMed, Inc.	†	25,196	1,168,087

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rochester Medical Corp.	*	5,305	$77,559
RTI Biologics, Inc.	*	13,504	53,206
Sirona Dental Systems, Inc.	*	8,415	620,438
Spectranetics Corp.	*	8,571	158,821
Staar Surgical Co.	*	13,188	74,248
STERIS Corp.		13,087	544,550
SurModics, Inc.	*	3,217	87,663
Teleflex, Inc.		6,200	523,962
Theragenics Corp.	*	4,088	6,663
ThermoGenesis Corp.	*	1,079	917
Thoratec Corp.	*	9,579	359,212
Volcano Corp.	*	5,711	127,127
West Pharmaceutical Services, Inc.		4,069	264,241
Wright Medical Group, Inc.	*	7,473	177,932

			12,633,421

Health Care Providers & Services—2.6%
Acadia Healthcare Co., Inc.	*	3,343	98,251
Air Methods Corp.		5,548	267,636
Alliance HealthCare Services, Inc.	*	2,164	16,793
Almost Family, Inc.		2,502	51,116
Amedisys, Inc.	*	2,921	32,482
AMN Healthcare Services, Inc.	*	3,864	61,167
Amsurg Corp.	*	3,538	119,018
Bio-Reference Labs, Inc.	*	8,141	211,503
BioScrip, Inc.	*	9,835	125,003
Brookdale Senior Living, Inc.	*	21,979	612,775
Capital Senior Living Corp.	*	9,966	263,401
CardioNet, Inc.	*	8,331	20,244
Catamaran Corp.	*	34,145	1,810,709
Centene Corp.	*	7,045	310,262
Chemed Corp.		2,102	168,118
Chindex International, Inc.	*	5,225	71,791
Community Health Systems, Inc.		12,136	575,125
Cross Country Healthcare, Inc.	*	2,631	13,971
Emeritus Corp.	*	5,975	166,045
Ensign Group, Inc. (The)		3,393	113,326
Five Star Quality Care, Inc.	*	23,205	155,241
Gentiva Health Services, Inc.	*	3,767	40,759
Hanger, Inc.	*	7,988	251,862
HCA Holdings, Inc.		7,601	308,829
Health Management Associates, Inc., Class A	*	41,012	527,824
Health Net, Inc.	*	15,676	448,647
HealthSouth Corp.	*	15,614	411,741
Healthways, Inc.	*	3,517	43,083
Henry Schein, Inc.	*	12,572	1,163,539
IPC The Hospitalist Co., Inc.	*	4,870	216,618
Kindred Healthcare, Inc.	*	6,873	72,373
Landauer, Inc.		1,319	74,365
LHC Group, Inc.	*	8,598	184,771
LifePoint Hospitals, Inc.	*	8,109	392,962
Magellan Health Services, Inc.	*	4,963	236,090
MEDNAX, Inc.	*	8,920	799,500
Molina Healthcare, Inc.	*	3,366	103,908
MWI Veterinary Supply, Inc.	*	1,760	232,778
National Healthcare Corp.		1,078	49,286
National Research Corp.		1,250	72,550
Omnicare, Inc.		14,725	599,602
Owens & Minor, Inc.		7,718	251,298
PDI, Inc.	*	7,448	43,943
PharMerica Corp.	*	5,445	76,230
Providence Service Corp. (The)	*	3,898	72,074
Psychemedics Corp.		3,061	36,518

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Skilled Healthcare Group, Inc., Class A	*	10,902	$71,626
Team Health Holdings, Inc.	*	9,475	344,701
Triple-S Management Corp., Class B (Puerto Rico)	*	7,729	134,639
U.S. Physical Therapy, Inc.		3,224	86,564
Universal American Corp.		10,462	87,148
Universal Health Services, Inc., Class B		17,064	1,089,878
Vanguard Health Systems, Inc.	*	3,023	44,952
VCA Antech, Inc.	*	11,415	268,138
WellCare Health Plans, Inc.	*	6,643	385,028

			14,487,801

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	39,879	541,956
athenahealth, Inc.	*†	4,838	469,480
Computer Programs & Systems, Inc.		3,593	194,417
HMS Holdings Corp.	*	13,299	361,068
MedAssets, Inc.	*	14,401	277,219
Medidata Solutions, Inc.	*	6,546	379,537
Merge Healthcare, Inc.	*	9,619	27,799
Omnicell, Inc.	*	7,892	149,001
Quality Systems, Inc.		5,804	106,097

			2,506,574

Hotels, Restaurants & Leisure—2.8%
AFC Enterprises, Inc.	*	5,988	217,544
Ambassadors Group, Inc.		2,796	12,051
Ameristar Casinos, Inc.		5,300	139,019
Bally Technologies, Inc.	*	8,445	438,887
Biglari Holdings, Inc.	*	109	40,678
BJ’s Restaurants, Inc.	*	1,320	43,930
Bluegreen Corp.	*	1,800	17,712
Bob Evans Farms, Inc.		2,925	124,663
Boyd Gaming Corp.	*†	9,758	80,699
Brinker International, Inc.		8,138	306,396
Buffalo Wild Wings, Inc.	*	4,069	356,160
Caesars Entertainment Corp.	*†	2,521	39,983
CEC Entertainment, Inc.		2,926	95,826
Cheesecake Factory, Inc. (The)		8,701	335,946
Choice Hotels International, Inc.		7,296	308,694
Churchill Downs, Inc.		1,867	130,765
Cracker Barrel Old Country Store, Inc.		2,879	232,767
DineEquity, Inc.		1,467	100,915
Domino’s Pizza, Inc.		12,378	636,724
Dover Downs Gaming & Entertainment, Inc.		1,687	3,509
Dover Motorsports, Inc.		1,645	3,290
Hyatt Hotels Corp., Class A	*	5,597	241,958
International Speedway Corp., Class A		3,250	106,210
Interval Leisure Group, Inc.		5,696	123,831
Isle of Capri Casinos, Inc.	*	1,251	7,869
Jack in the Box, Inc.	*	8,142	281,632
Jamba, Inc.	*	31,424	89,558
Krispy Kreme Doughnuts, Inc.	*	23,022	332,438
Las Vegas Sands Corp.		70,734	3,985,861
Life Time Fitness, Inc.	*	5,382	230,242
Luby’s, Inc.	*	14,427	107,914
Marcus Corp.		1,805	22,544
Marriott Vacations Worldwide Corp.	*	4,601	197,429
MGM Resorts International	*	65,940	867,111

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Monarch Casino & Resort, Inc.	*	6,897	$67,108
Morgans Hotel Group Co.	*	14,251	84,366
MTR Gaming Group, Inc.	*	4,525	14,932
Multimedia Games Holding Co., Inc.	*	4,259	88,885
Panera Bread Co., Class A	*	4,389	725,238
Papa John’s International, Inc.	*	2,356	145,648
Penn National Gaming, Inc.	*	13,863	754,563
Pinnacle Entertainment, Inc.	*	14,818	216,639
Red Robin Gourmet Burgers, Inc.	*	1,203	54,857
Royal Caribbean Cruises Ltd.		22,990	763,728
Ruby Tuesday, Inc.	*	20,841	153,598
Scientific Games Corp., Class A	*	13,630	119,263
SHFL Entertainment, Inc.	*	6,463	107,092
Six Flags Entertainment Corp.		6,526	473,004
Sonic Corp.	*	13,814	177,924
Speedway Motorsports, Inc.		1,680	30,223
Texas Roadhouse, Inc.		14,746	297,722
Vail Resorts, Inc.		3,907	243,484
Wendy’s Co. (The)	†	64,355	364,893
WMS Industries, Inc.	*	4,326	109,058

			15,252,980

Household Durables—1.3%
American Greetings Corp., Class A	†	8,927	143,725
Bassett Furniture Industries, Inc.		610	9,736
Beazer Homes USA, Inc.	*†	8,566	135,685
Blyth, Inc.	†	1,754	30,449
Cavco Industries, Inc.	*	1,216	57,845
CSS Industries, Inc.		1,140	29,606
Ethan Allen Interiors, Inc.	†	3,468	114,166
Furniture Brands International, Inc.	*	9,746	9,746
Helen of Troy Ltd. (Bermuda)	*	3,893	149,335
Hooker Furniture Corp.		3,953	63,011
Hovnanian Enterprises, Inc., Class A	*†	32,345	186,631
iRobot Corp.	*	1,752	44,956
Jarden Corp.	*	16,882	723,394
KB Home		9,945	216,503
Kid Brands, Inc.	*	1,157	1,793
La-Z-Boy, Inc.		13,087	246,952
M/I Homes, Inc.	*	1,741	42,567
MDC Holdings, Inc.		5,581	204,544
Meritage Homes Corp.	*	4,845	227,037
Mohawk Industries, Inc.	*	10,355	1,171,358
NACCO Industries, Inc., Class A		441	23,532
NVR, Inc.	*	753	813,323
Ryland Group, Inc. (The)		9,672	402,549
Skyline Corp.	*	918	5,480
Standard Pacific Corp.	*	29,234	252,582
Tempur-Pedic International, Inc.	*	8,386	416,197
Toll Brothers, Inc.	*	19,810	678,294
Tupperware Brands Corp.		8,397	686,371
Universal Electronics, Inc.	*	3,125	72,656

			7,160,023

Household Products—0.5%
Central Garden and Pet Co., Class A	*	2,770	22,770
Church & Dwight Co., Inc.		20,840	1,346,889
Energizer Holdings, Inc.		11,077	1,104,709
Harbinger Group, Inc.	*	22,838	188,642
WD-40 Co.		2,756	150,946

			2,813,956

Independent Power Producers & Energy Traders—0.4%
Atlantic Power Corp.	†	14,820	73,063
Calpine Corp.	*	81,327	1,675,336

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Genie Energy Ltd., Class B		4,871	$45,106
Ormat Technologies, Inc.		9,093	187,770

			1,981,275

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		9,558	647,937
Raven Industries, Inc.		10,824	363,794

			1,011,731

Insurance—4.2%
Alleghany Corp.	*	2,882	1,141,041
Alterra Capital Holdings Ltd. (Bermuda)		13,003	409,595
American Equity Investment Life Holding Co.		2,906	43,270
American Financial Group, Inc.		14,479	686,015
American National Insurance Co.		3,719	323,070
American Safety Insurance Holdings Ltd.	*	8,481	211,686
AMERISAFE, Inc.		5,765	204,888
Amtrust Financial Services, Inc.	†	8,704	301,594
Arch Capital Group Ltd. (Bermuda)	*	20,502	1,077,790
Argo Group International Holdings Ltd. (Bermuda)		3,031	125,423
Arthur J. Gallagher & Co.		18,868	779,437
Aspen Insurance Holdings Ltd. (Bermuda)		16,062	619,672
Assured Guaranty Ltd. (Bermuda)		27,034	557,171
Axis Capital Holdings Ltd. (Bermuda)		17,942	746,746
Baldwin & Lyons, Inc., Class B		3,296	78,412
Brown & Brown, Inc.		21,301	682,484
Citizens, Inc.	*†	17,251	144,736
CNA Financial Corp.		4,536	148,282
CNO Financial Group, Inc.		33,835	387,411
Crawford & Co., Class B		3,543	26,891
eHealth, Inc.	*	9,146	163,531
EMC Insurance Group, Inc.		1,041	27,410
Employers Holdings, Inc.		8,216	192,665
Endurance Specialty Holdings Ltd. (Bermuda)		8,343	398,879
Enstar Group Ltd. (Bermuda)	*	1,100	136,719
Erie Indemnity Co., Class A		4,229	319,416
Everest Re Group Ltd. (Bermuda)		7,025	912,267
FBL Financial Group, Inc., Class A		2,268	88,134
Fidelity National Financial, Inc., Class A		39,058	985,433
First American Financial Corp.		13,864	354,502
Hanover Insurance Group, Inc. (The)		4,762	236,576
HCC Insurance Holdings, Inc.		17,374	730,229
Hilltop Holdings, Inc.	*	18,258	246,300
Horace Mann Educators Corp.		11,542	240,651
Independence Holding Co.		6,525	66,425
Infinity Property & Casualty Corp.		1,280	71,936
Kansas City Life Insurance Co.		1,203	47,073
Kemper Corp.		11,715	382,026
Markel Corp.	*†	1,345	677,208
MBIA, Inc.	*†	16,677	171,273
Meadowbrook Insurance Group, Inc.		30,802	217,154
Mercury General Corp.		4,554	172,733
Montpelier Re Holdings Ltd. (Bermuda)		11,312	294,678
National Financial Partners Corp.	*	9,598	215,283
Navigators Group, Inc. (The)	*	1,745	102,519

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Old Republic International Corp.		33,631	$427,450
OneBeacon Insurance Group Ltd., Class A		9,986	135,011
PartnerRe Ltd. (Bermuda)		8,354	777,841
Phoenix Cos., Inc. (The)	*	1,471	45,263
Platinum Underwriters Holdings Ltd. (Bermuda)		5,013	279,776
ProAssurance Corp.		10,096	477,844
Protective Life Corp.		9,843	352,379
Reinsurance Group of America, Inc.		12,541	748,321
RenaissanceRe Holdings Ltd. (Bermuda)		7,766	714,394
RLI Corp.		1,980	142,263
Safety Insurance Group, Inc.		1,536	75,494
Selective Insurance Group, Inc.		9,573	229,848
StanCorp Financial Group, Inc.		10,880	465,229
State Auto Financial Corp.		2,585	45,031
Stewart Information Services Corp.		1,684	42,891
Symetra Financial Corp.		15,274	204,824
United Fire Group, Inc.		2,592	66,018
Validus Holdings Ltd. (Bermuda)		15,825	591,380
W.R. Berkley Corp.		19,012	843,562
White Mountains Insurance Group Ltd.		799	453,129

			23,264,582

Internet & Catalog Retail—0.6%
1-800-Flowers.com, Inc., Class A	*	2,113	10,502
Blue Nile, Inc.	*†	2,444	84,196
dELiA*s, Inc.	*	8,443	8,361
Geeknet, Inc.	*	1,436	21,210
Groupon, Inc.	*†	5,455	33,385
HomeAway, Inc.	*	1,370	44,525
HSN, Inc.		5,105	280,060
Liberty Interactive Corp., Series A	*	82,227	1,758,013
Liberty Ventures, Series A	*	4,111	310,709
Nutrisystem, Inc.		5,029	42,646
Orbitz Worldwide, Inc.	*	11,627	66,390
Overstock.com, Inc.	*†	3,326	40,976
Shutterfly, Inc.	*	6,088	268,907
Valuevision Media, Inc., Class A	*†	34,796	120,394
Vitacost.com, Inc.	*	5,941	42,954

			3,133,228

Internet Software & Services—3.0%
AOL, Inc.	*	14,126	543,710
Autobytel, Inc.	*	951	4,127
Bankrate, Inc.	*†	3,392	40,500
Bazaarvoice, Inc.	*†	13,263	97,085
Blucora, Inc.	*	11,869	183,732
Brightcove, Inc.	*	7,785	48,345
Carbonite, Inc.	*	4,030	44,129
comScore, Inc.	*	6,023	101,066
Constant Contact, Inc.	*	10,251	133,058
Cornerstone OnDemand, Inc.	*	1,360	46,376
CoStar Group, Inc.	*	3,643	398,763
Crexendo, Inc.		1,043	2,743
Dealertrack Technologies, Inc.	*	4,113	120,840
Demandware, Inc.	*	1,692	42,892
Digital River, Inc.	*	5,786	81,814
EarthLink, Inc.		42,332	229,439
Envestnet, Inc.	*	3,202	56,067
Equinix, Inc.	*	6,236	1,348,909
ExactTarget, Inc.	*	6,950	161,727

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Facebook, Inc., Class A	*	211,035	$5,398,275
IAC/InterActiveCorp		15,369	686,687
Internap Network Services Corp.	*	12,216	114,220
IntraLinks Holdings, Inc.	*	8,850	56,286
Inuvo, Inc.	*	2,034	1,363
Ipass, Inc.	*	24,123	47,764
j2 Global, Inc.		7,537	295,526
Keynote Systems, Inc.		3,262	45,538
Limelight Networks, Inc.	*	6,937	14,290
LinkedIn Corp., Class A	*	14,857	2,615,723
Liquidity Services, Inc.	*†	3,959	118,018
LivePerson, Inc.	*	8,484	115,213
LogMeIn, Inc.	*	6,170	118,587
Marchex, Inc., Class B		2,710	11,409
Move, Inc.	*	14,314	171,052
NIC, Inc.		10,696	204,935
OpenTable, Inc.	*	7,353	463,092
Perficient, Inc.	*	4,400	51,304
Rackspace Hosting, Inc.	*	17,580	887,438
RealNetworks, Inc.	*	4,328	33,369
Responsys, Inc.	*	5,022	44,445
Saba Software, Inc.	*	8,343	66,327
SPS Commerce, Inc.	*	1,081	46,126
Stamps.com, Inc.	*	3,772	94,187
support.com, Inc.	*	4,962	20,741
United Online, Inc.		18,915	114,057
Unwired Planet, Inc.	*	21,687	48,145
ValueClick, Inc.	*	13,525	399,664
Vocus, Inc.	*	4,079	57,718
Web.com Group, Inc.	*	9,045	154,489
WebMD Health Corp.	*	6,687	162,628
XO Group, Inc.	*	3,458	34,580
Yelp, Inc.	*†	1,785	42,322
Zix Corp.	*	18,330	65,621

			16,486,461

IT Services—2.2%
Acxiom Corp.	*	9,001	183,620
Alliance Data Systems Corp.	*	8,712	1,410,386
Booz Allen Hamilton Holding Corp.	†	3,180	42,739
Broadridge Financial Solutions, Inc.		23,680	588,211
CACI International, Inc., Class A	*	4,046	234,142
Cardtronics, Inc.	*	7,775	213,501
Cass Information Systems, Inc.		1,466	61,631
CIBER, Inc.	*	14,012	65,856
Convergys Corp.		18,585	316,503
CoreLogic, Inc.	*	15,057	389,374
CSG Systems International, Inc.	*	4,930	104,467
DST Systems, Inc.		7,845	559,113
Edgewater Technology, Inc.	*	2,568	10,041
Euronet Worldwide, Inc.	*	6,728	177,216
ExlService Holdings, Inc.	*	2,669	87,757
FleetCor Technologies, Inc.	*	5,847	448,289
Forrester Research, Inc.		2,455	77,701
Gartner, Inc.	*	17,701	963,111
Genpact Ltd.		33,812	615,040
Global Cash Access Holdings, Inc.	*	27,153	191,429
Global Payments, Inc.		14,275	708,896
Hackett Group, Inc. (The)		7,902	36,112
Heartland Payment Systems, Inc.		6,660	219,580
Higher One Holdings, Inc.	*†	8,271	73,529
iGATE Corp.	*	2,997	56,374
Jack Henry & Associates, Inc.		12,750	589,177
Lender Processing Services, Inc.		11,943	304,069

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lionbridge Technologies, Inc.	*	18,369	$71,088
Management Network Group, Inc.	*	320	1,011
ManTech International Corp., Class A	†	3,037	81,604
MAXIMUS, Inc.		6,111	488,697
ModusLink Global Solutions, Inc.	*	10,739	35,439
MoneyGram International, Inc.	*	11,866	214,775
NCI, Inc., Class A	*	1,956	9,467
NeuStar, Inc., Class A	*	11,466	533,513
Pfsweb, Inc.	*	1,209	4,848
Sapient Corp.	*	25,306	308,480
StarTek, Inc.	*	1,875	10,969
Sykes Enterprises, Inc.	*	3,519	56,163
Syntel, Inc.		3,095	208,974
TeleTech Holdings, Inc.	*	4,611	97,799
Unisys Corp.	*	7,450	169,488
Vantiv, Inc., Class A	*	10,369	246,160
VeriFone Systems, Inc.	*	18,269	377,803
WEX, Inc.	*	5,323	417,856

			12,061,998

Leisure Equipment & Products—0.4%
Arctic Cat, Inc.	*	1,738	75,951
Brunswick Corp.		10,281	351,816
Callaway Golf Co.		18,335	121,378
JAKKS Pacific, Inc.		3,244	34,029
LeapFrog Enterprises, Inc.	*†	19,865	170,044
Nautilus, Inc.	*	2,480	18,104
Polaris Industries, Inc.		9,967	921,848
Smith & Wesson Holding Corp.	*†	14,267	128,403
Steinway Musical Instruments, Inc.	*	1,536	36,895
Sturm Ruger & Co., Inc.	†	2,146	108,866

			1,967,334

Life Sciences Tools & Services—0.9%
Affymetrix, Inc.	*†	21,563	101,777
Albany Molecular Research, Inc.	*	2,944	30,942
Bio-Rad Laboratories, Inc., Class A	*	2,830	356,580
Bruker Corp.	*	19,689	376,060
Cambrex Corp.	*	6,259	80,053
Charles River Laboratories International, Inc.	*	9,215	407,948
Covance, Inc.	*	8,291	616,187
Enzo Biochem, Inc.	*	6,306	15,891
Furiex Pharmaceuticals, Inc.	*	2,109	79,045
Illumina, Inc.	*†	21,362	1,153,548
Luminex Corp.	*	6,030	99,616
Mettler-Toledo International, Inc.	*	4,614	983,797
PAREXEL International Corp.	*	8,690	343,342
Sequenom, Inc.	*†	27,582	114,465
Techne Corp.		6,204	420,941

			5,180,192

Machinery—3.9%
Actuant Corp., Class A		12,782	391,385
AGCO Corp.		16,605	865,453
Albany International Corp., Class A		7,775	224,698
American Railcar Industries, Inc.		2,303	107,642
Ampco-Pittsburgh Corp.		986	18,645
Astec Industries, Inc.		2,247	78,488
Barnes Group, Inc.		7,403	214,169
Blount International, Inc.	*	13,845	185,246
Briggs & Stratton Corp.		9,174	227,515
Cascade Corp.		1,255	81,550
Chart Industries, Inc.	*	4,867	389,409

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CIRCOR International, Inc.		1,935	$82,238
CLARCOR, Inc.		10,000	523,800
Colfax Corp.	*	10,051	467,774
Columbus McKinnon Corp.	*	4,765	91,726
Commercial Vehicle Group, Inc.	*	6,660	51,948
Crane Co.		8,175	456,656
Donaldson Co., Inc.		19,829	717,612
Dynamic Materials Corp.		9,575	166,605
EnPro Industries, Inc.	*	5,844	299,037
ESCO Technologies, Inc.		2,714	110,894
Federal Signal Corp.	*	19,708	160,423
Flow International Corp.	*	9,896	38,693
FreightCar America, Inc.		2,798	61,052
Gardner Denver, Inc.		9,352	702,429
Gorman-Rupp Co. (The)		2,362	70,978
Graco, Inc.		13,302	771,915
Graham Corp.		1,617	40,005
Greenbrier Cos., Inc.	*	4,956	112,551
Harsco Corp.		14,896	368,974
Hurco Cos., Inc.	*	1,248	33,983
Hyster-Yale Materials Handling, Inc.		882	50,353
IDEX Corp.		15,489	827,422
ITT Corp.		14,806	420,935
John Bean Technologies Corp.		5,724	118,773
Kadant, Inc.	*	1,553	38,825
Kaydon Corp.		9,101	232,804
Kennametal, Inc.		13,046	509,316
L.B. Foster Co., Class A		951	42,120
Lincoln Electric Holdings, Inc.		13,869	751,422
Lindsay Corp.	†	969	85,446
Lydall, Inc.	*	2,982	45,774
Manitowoc Co., Inc. (The)		23,699	487,251
Meritor, Inc.	*	20,436	96,662
Middleby Corp.	*	2,361	359,226
Mueller Industries, Inc.		5,751	306,471
Mueller Water Products, Inc., Class A		30,046	178,173
Navistar International Corp.	*†	14,161	489,546
NN, Inc.	*	6,804	64,366
Nordson Corp.		7,420	489,349
Oshkosh Corp.	*	15,173	644,701
RBC Bearings, Inc.	*	6,724	339,965
Sauer-Danfoss, Inc.		3,844	224,605
SPX Corp.		6,887	543,798
Standex International Corp.		1,584	87,468
Tecumseh Products Co., Class A	*	1,703	14,850
Tennant Co.		3,185	154,664
Terex Corp.	*	20,581	708,398
Timken Co.		12,856	727,392
Titan International, Inc.	†	9,793	206,436
Toro Co. (The)		10,316	474,949
Trimas Corp.	*	1,360	44,159
Trinity Industries, Inc.		13,598	616,397
Valmont Industries, Inc.		3,525	554,377
Wabash National Corp.	*	16,414	166,766
WABCO Holdings, Inc.	*	10,736	757,854
Wabtec Corp.		8,747	893,156
Watts Water Technologies, Inc., Class A		7,251	347,975
Woodward, Inc.		9,791	389,290

			21,604,927

Marine—0.2%
Eagle Bulk Shipping, Inc.	*	10,448	36,777

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Genco Shipping & Trading Ltd.	*	24,517	$70,609
International Shipholding Corp.		724	13,177
Kirby Corp.	*	8,425	647,040
Matson, Inc.		5,685	139,851

			907,454

Media—3.5%
A.H. Belo Corp., Class A		3,861	22,548
AMC Networks, Inc., Class A	*	11,748	742,239
Arbitron, Inc.		3,649	171,029
Belo Corp., Class A		9,503	93,414
Carmike Cinemas, Inc.	*	6,117	110,840
Charter Communications, Inc., Class A	*	9,451	984,605
Cinemark Holdings, Inc.		17,424	512,963
Clear Channel Outdoor Holdings, Inc., Class A	*	16,925	126,768
Crown Media Holdings, Inc., Class A	*†	4,399	9,018
Cumulus Media, Inc., Class A	*†	20,178	68,000
Digital Generation, Inc.	*†	2,455	15,786
DISH Network Corp., Class A		36,416	1,380,166
DreamWorks Animation SKG, Inc., Class A	*	11,561	219,197
Emmis Communications Corp., Class A	*	4,461	7,405
Entercom Communications Corp., Class A	*	1,873	13,935
Entravision Communications Corp., Class A		4,930	15,727
EW Scripps Co. (The), Class A	*	3,000	36,090
Fisher Communications, Inc.		1,113	43,674
Gray Television, Inc.	*	3,878	18,188
Harris Interactive, Inc.	*	10,590	17,791
Harte-Hanks, Inc.		4,646	36,192
John Wiley & Sons, Inc., Class A		8,182	318,771
Journal Communications, Inc., Class A	*	5,969	40,112
Lamar Advertising Co., Class A	*	12,914	627,750
Liberty Global, Inc., Series A	*	24,312	1,784,501
Liberty Media Corp.	*	17,913	1,999,628
LIN TV Corp., Class A	*	2,390	26,266
Lions Gate Entertainment Corp.	*	22,585	536,845
Live Nation Entertainment, Inc.	*	27,818	344,109
Madison Square Garden Co. (The), Class A	*	12,722	732,787
Martha Stewart Living Omnimedia, Class A	*	20,003	52,808
McClatchy Co. (The), Class A	*†	3,506	10,167
Media General, Inc., Class A	*†	1,595	9,474
Meredith Corp.	†	8,290	317,175
Morningstar, Inc.		5,535	387,007
National CineMedia, Inc.		13,811	217,938
New York Times Co. (The), Class A	*	11,654	114,209
Nexstar Broadcasting Group, Inc., Class A		2,492	44,856
Radio Unica Communications Corp.	*‡d	1,900	—
ReachLocal, Inc.	*	2,912	43,564
Regal Entertainment Group, Class A	†	22,336	372,341
Salem Communications Corp., Class A		3,266	25,899
Scholastic Corp.		2,095	55,832
Sinclair Broadcast Group, Inc., Class A		7,563	153,075

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sirius XM Radio, Inc.	†	789,456	$2,431,524
Starz - Liberty Capital	*	19,305	427,606
Thomson Reuters Corp.		56,342	1,829,988
Valassis Communications, Inc.	†	8,118	242,485
Value Line, Inc.	†	573	5,398
Virgin Media, Inc.		34,230	1,676,243
World Wrestling Entertainment, Inc., Class A		4,170	36,779

			19,510,712

Metals & Mining—1.5%
AK Steel Holding Corp.	†	13,061	43,232
Allied Nevada Gold Corp.	*	17,040	280,478
AMCOL International Corp.		2,631	79,430
Carpenter Technology Corp.		7,854	387,124
Century Aluminum Co.	*	15,081	116,727
Coeur d’Alene Mines Corp.	*	19,535	368,430
Commercial Metals Co.		16,183	256,501
Compass Minerals International, Inc.		5,527	436,080
Globe Specialty Metals, Inc.		11,348	157,964
Haynes International, Inc.		1,995	110,323
Hecla Mining Co.	†	49,415	195,189
Horsehead Holding Corp.	*	13,896	151,188
Kaiser Aluminum Corp.		2,084	134,731
Materion Corp.		2,925	83,362
McEwen Mining, Inc. (Canada)	*	14,184	40,566
Molycorp, Inc.	*†	22,165	115,258
Olympic Steel, Inc.		3,361	80,328
Reliance Steel & Aluminum Co.		14,046	999,654
Royal Gold, Inc.		11,019	782,680
RTI International Metals, Inc.	*	5,082	161,049
Schnitzer Steel Industries, Inc., Class A		3,033	80,860
Southern Copper Corp.		30,829	1,158,246
Steel Dynamics, Inc.		44,822	711,325
Stillwater Mining Co.	*†	18,728	242,153
SunCoke Energy, Inc.	*	10,927	178,438
Tahoe Resources, Inc.	*	15,705	276,251
Universal Stainless & Alloy Products, Inc.	*	2,058	74,808
Walter Energy, Inc.		10,993	313,301
Worthington Industries, Inc.		8,883	275,195

			8,290,871

Multiline Retail—0.3%
Big Lots, Inc.	*	8,558	301,841
Dillard’s, Inc., Class A		5,249	412,309
Fred’s, Inc., Class A		5,995	82,011
Saks, Inc.	*†	24,378	279,616
Sears Holdings Corp.	*†	12,438	621,527
Tuesday Morning Corp.	*	1,816	14,092

			1,711,396

Multi-Utilities—0.6%
Alliant Energy Corp.		17,817	894,057
Avista Corp.		15,256	418,014
Black Hills Corp.		8,743	385,042
CH Energy Group, Inc.		1,512	98,870
MDU Resources Group, Inc.		33,003	824,745
NorthWestern Corp.		5,455	217,436
Vectren Corp.		15,419	546,141

			3,384,305

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	8,701	$410,078

Oil, Gas & Consumable Fuels—3.7%
Abraxas Petroleum Corp.	*†	30,906	71,393
Adams Resources & Energy, Inc.		1,462	74,562
Alon USA Energy, Inc.		2,360	44,958
Alpha Natural Resources, Inc.	*	38,779	318,376
Apco Oil and Gas International, Inc.		2,488	30,851
Approach Resources, Inc.	*†	11,314	278,438
Arch Coal, Inc.	†	37,708	204,754
Berry Petroleum Co., Class A		8,684	401,982
Bill Barrett Corp.	*†	5,963	120,870
BP Prudhoe Bay Royalty Trust		1,487	124,150
BPZ Resources, Inc.	*	27,149	61,628
Callon Petroleum Co.	*	20,318	75,177
Carrizo Oil & Gas, Inc.	*	8,019	206,650
Cheniere Energy, Inc.	*	36,447	1,020,516
Cimarex Energy Co.		13,393	1,010,368
Clayton Williams Energy, Inc.	*	1,241	54,269
Clean Energy Fuels Corp.	*†	11,637	151,281
Cloud Peak Energy, Inc.	*	12,175	228,646
Comstock Resources, Inc.	*	11,590	188,337
Concho Resources, Inc.	*	14,442	1,407,084
Contango Oil & Gas Co.		2,731	109,486
Continental Resources, Inc.	*	7,807	678,662
Cross Timbers Royalty Trust		1,515	44,299
Crosstex Energy, Inc.		8,856	170,567
Delek US Holdings, Inc.		1,079	42,577
Energen Corp.		10,118	526,237
Energy XXI Bermuda Ltd. (Bermuda)		15,053	409,743
EPL Oil & Gas, Inc.	*	5,691	152,576
EXCO Resources, Inc.	†	39,666	282,819
Forest Oil Corp.	*	19,596	103,075
FX Energy, Inc.	*	20,766	69,774
GMX Resources, Inc.	*†	1,366	2,992
Goodrich Petroleum Corp.	*†	9,150	143,197
Gulfport Energy Corp.	*	11,118	509,538
Halcon Resources Corp.	*	26,292	204,815
Harvest Natural Resources, Inc.	*†	4,175	14,654
HollyFrontier Corp.		30,808	1,585,072
Hugoton Royalty Trust		8,143	75,974
James River Coal Co.	*†	10,211	17,869
Kodiak Oil & Gas Corp.	*	56,931	517,503
Magnum Hunter Resources Corp.	*†	36,378	145,876
McMoRan Exploration Co.	*	27,649	452,061
Northern Oil and Gas, Inc.	*†	10,226	147,050
Oasis Petroleum, Inc.	*	7,445	283,431
PDC Energy, Inc.	*	3,828	189,754
Penn Virginia Corp.		4,723	19,081
PetroQuest Energy, Inc.	*	13,685	60,761
Plains Exploration & Production Co.	*	22,842	1,084,310
PostRock Energy Corp.	*	295	522
Quicksilver Resources, Inc.	*†	22,131	49,795
Renewable Energy Group, Inc.	*	5,520	42,449
Rentech, Inc.		80,188	188,442
Resolute Energy Corp.	*	5,849	67,322
REX American Resources Corp.	*	1,034	22,872
Rex Energy Corp.	*	2,701	44,512
Rosetta Resources, Inc.	*	9,634	458,386
SandRidge Energy, Inc.	*†	80,303	423,197
SemGroup Corp., Class A	*	6,110	316,009

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ship Finance International Ltd. (Bermuda)	†	7,143	$126,003
SM Energy Co.		11,352	672,265
Stone Energy Corp.	*	10,027	218,087
Swift Energy Co.	*	5,041	74,657
Syntroleum Corp.	*†	20,762	8,201
Targa Resources Corp.		4,339	294,878
Teekay Corp. (Bermuda)		8,465	304,401
Tengasco, Inc.	*	9,394	6,107
Ultra Petroleum Corp.	*	30,853	620,145
Uranium Resources, Inc.	*†	10,277	26,617
USEC, Inc.	*†	30,878	11,428
Vaalco Energy, Inc.	*	28,928	219,564
W&T Offshore, Inc.		2,946	41,833
Warren Resources, Inc.	*	23,225	74,552
Western Refining, Inc.		10,435	369,503
Westmoreland Coal Co.	*	4,305	48,905
Whiting Petroleum Corp.	*	20,666	1,050,659
World Fuel Services Corp.		10,762	427,467
ZaZa Energy Corp.	*†	22,201	40,184

			20,367,005

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.		6,973	208,841
Clearwater Paper Corp.	*	3,863	203,541
Deltic Timber Corp.		1,046	71,881
Domtar Corp. (Canada)		4,889	379,484
KapStone Paper and Packaging Corp.		7,086	196,991
Louisiana-Pacific Corp.	*	17,606	380,290
Neenah Paper, Inc.		2,110	64,904
P.H. Glatfelter Co.		13,651	319,160
Schweitzer-Mauduit International, Inc.		3,676	142,372
Wausau Paper Corp.		7,879	84,936

			2,052,400

Personal Products—0.3%
Elizabeth Arden, Inc.	*	3,488	140,392
Herbalife Ltd. (Cayman Islands)	†	15,417	577,367
Mannatech, Inc.	*	263	1,683
Medifast, Inc.	*	6,739	154,458
Nu Skin Enterprises, Inc., Class A		11,273	498,267
Prestige Brands Holdings, Inc.	*	13,428	344,965
Reliv International, Inc.		3,018	4,074
USANA Health Sciences, Inc.	*†	2,706	130,781

			1,851,987

Pharmaceuticals—0.8%
Akorn, Inc.	*	9,982	138,051
Alexza Pharmaceuticals, Inc.	*†	10,270	45,393
Ampio Pharmaceuticals, Inc.	*	10,383	47,450
Auxilium Pharmaceuticals, Inc.	*	12,905	222,998
AVANIR Pharmaceuticals, Inc., Class A	*	57,291	156,977
Biosante Pharmaceuticals, Inc.	*	310	363
Cadence Pharmaceuticals, Inc.	*†	9,924	66,392
Columbia Laboratories, Inc.	*	28,490	16,866
Corcept Therapeutics, Inc.	*	20,997	41,994
Depomed, Inc.	*	27,228	159,828
Durect Corp.	*	7,330	9,749
Endo Health Solutions, Inc.	*	19,228	591,453
Endocyte, Inc.	*	5,585	69,533
Heska Corp.		446	4,134
Hi-Tech Pharmacal Co., Inc.		2,404	79,597

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Impax Laboratories, Inc.	*	9,974	$153,999
Medicines Co. (The)	*	12,199	407,691
Nektar Therapeutics	*	11,384	125,224
Obagi Medical Products, Inc.	*	4,294	84,807
Optimer Pharmaceuticals, Inc.	*†	5,641	67,128
Pacira Pharmaceuticals, Inc.	*†	3,293	95,036
Pain Therapeutics, Inc.	*	10,298	35,322
Pozen, Inc.	*	5,088	26,814
Questcor Pharmaceuticals, Inc.	†	9,029	293,804
Salix Pharmaceuticals Ltd.	*	8,896	455,297
Santarus, Inc.	*	11,760	203,801
Sciclone Pharmaceuticals, Inc.	*	10,639	48,939
ViroPharma, Inc.	*	12,330	310,223
Vivus, Inc.	*†	16,981	186,791
XenoPort, Inc.	*	16,376	117,088
Zoetis, Inc.	*	9,349	312,257
Zogenix, Inc.	*†	22,351	40,232

			4,615,231

Professional Services—1.3%
Acacia Research Corp.	*	8,726	263,263
Advisory Board Co. (The)	*	4,934	259,134
Barrett Business Services, Inc.		3,976	209,376
CBIZ, Inc.	*	32,523	207,497
CDI Corp.		2,129	36,619
Corporate Executive Board Co. (The)		7,185	417,880
CRA International, Inc.	*	1,427	31,922
Exponent, Inc.		1,790	96,553
FTI Consulting, Inc.	*	9,264	348,882
Heidrick & Struggles International, Inc.		3,000	44,850
Hudson Global, Inc.	*	10,844	42,725
Huron Consulting Group, Inc.	*	3,574	144,104
ICF International, Inc.	*	8,590	233,648
IHS, Inc., Class A	*	9,134	956,512
Insperity, Inc.		3,965	112,487
Kelly Services, Inc., Class A		2,431	45,411
Kforce, Inc.		4,102	67,150
Korn/Ferry International	*	8,421	150,399
Manpower, Inc.		12,007	681,037
Mistras Group, Inc.	*	1,855	44,910
Navigant Consulting, Inc.	*	11,220	147,431
Odyssey Marine Exploration, Inc.	*†	24,771	80,753
On Assignment, Inc.	*	6,494	164,363
Resources Connection, Inc.		3,825	48,577
Towers Watson & Co., Class A		11,096	769,175
TrueBlue, Inc.	*	13,711	289,851
Verisk Analytics, Inc., Class A	*	24,310	1,498,225

			7,392,734

Real Estate Investment Trusts (REITs)—11.0%
Acadia Realty Trust REIT		16,088	446,764
Agree Realty Corp. REIT		6,395	192,489
Alexander’s, Inc. REIT		496	163,526
Alexandria Real Estate Equities, Inc. REIT		10,524	746,994
American Assets Trust, Inc. REIT		5,602	179,320
American Campus Communities, Inc. REIT		20,054	909,248
American Capital Agency Corp. REIT		59,066	1,936,183
Annaly Capital Management, Inc. REIT		173,005	2,749,049

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Anworth Mortgage Asset Corp. REIT		44,342	$280,685
Apollo Commercial Real Estate Finance, Inc. REIT		9,261	162,901
Apollo Residential Mortgage, Inc. REIT		7,881	175,667
Arbor Realty Trust, Inc. REIT		6,648	52,120
ARMOUR Residential REIT, Inc. REIT	†	61,093	398,937
Ashford Hospitality Trust, Inc. REIT		24,783	306,318
Associated Estates Realty Corp. REIT		14,783	275,555
BioMed Realty Trust, Inc. REIT		25,519	551,210
Brandywine Realty Trust REIT		23,412	347,668
BRE Properties, Inc. REIT		12,917	628,800
Camden Property Trust REIT		14,311	982,879
Campus Crest Communities, Inc. REIT		4,700	65,330
Capital Trust, Inc., Class A REIT		9,337	25,490
CapLease, Inc. REIT		22,151	141,102
Capstead Mortgage Corp. REIT		20,046	256,990
CBL & Associates Properties, Inc. REIT		29,025	684,990
Cedar Realty Trust, Inc. REIT		19,432	118,730
Chesapeake Lodging Trust REIT		8,260	189,484
Chimera Investment Corp. REIT		185,548	591,898
Colonial Properties Trust REIT		17,084	386,269
Colony Financial, Inc. REIT		8,749	194,228
CommonWealth REIT REIT		16,806	377,127
Coresite Realty Corp. REIT		1,230	43,025
Corporate Office Properties Trust REIT		12,130	323,628
Corrections Corp. of America REIT		21,753	849,890
Cousins Properties, Inc. REIT		31,678	338,638
CubeSmart REIT		31,141	492,028
CYS Investments, Inc. REIT		34,604	406,251
DCT Industrial Trust, Inc. REIT		50,665	374,921
DDR Corp. REIT		37,441	652,222
DiamondRock Hospitality Co. REIT		34,477	320,981
Digital Realty Trust, Inc. REIT	†	22,160	1,482,726
Douglas Emmett, Inc. REIT		21,263	530,087
Duke Realty Corp. REIT		57,402	974,686
DuPont Fabros Technology, Inc. REIT		12,750	309,442
Dynex Capital, Inc. REIT		4,692	50,111
EastGroup Properties, Inc. REIT		8,574	499,007
Education Realty Trust, Inc. REIT		33,387	351,565
EPR Properties REIT		9,743	507,123
Equity Lifestyle Properties, Inc. REIT		7,789	598,195
Equity One, Inc. REIT		13,749	329,564
Essex Property Trust, Inc. REIT		6,787	1,021,986
Excel Trust, Inc. REIT		10,445	142,574
Extra Space Storage, Inc. REIT		24,311	954,693
Federal Realty Investment Trust REIT		11,408	1,232,520
FelCor Lodging Trust, Inc. REIT	*	33,618	200,027
First Industrial Realty Trust, Inc. REIT		12,017	205,851
First Potomac Realty Trust REIT		11,442	169,685
Franklin Street Properties Corp. REIT		16,006	234,008

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
General Growth Properties, Inc. REIT		80,675	$1,603,819
Geo Group, Inc. (The) REIT		12,438	467,918
Getty Realty Corp. REIT		3,716	75,100
Gladstone Commercial Corp. REIT		4,081	79,457
Glimcher Realty Trust REIT		20,964	243,182
Government Properties Income Trust REIT		14,341	368,994
Gramercy Capital Corp. REIT	*	21,078	109,816
Hatteras Financial Corp. REIT		17,493	479,833
Healthcare Realty Trust, Inc. REIT		23,089	655,497
Healthcare Trust of America, Inc., Class A REIT		17,863	209,890
Hersha Hospitality Trust REIT		37,283	217,733
Highwoods Properties, Inc. REIT		11,752	465,027
Home Properties, Inc. REIT		7,075	448,697
Hospitality Properties Trust REIT		20,608	565,484
Hudson Pacific Properties, Inc. REIT		6,840	148,770
Inland Real Estate Corp. REIT		26,549	267,879
Invesco Mortgage Capital, Inc. REIT		20,578	440,163
Investors Real Estate Trust REIT		23,875	235,646
iStar Financial, Inc. REIT	*†	17,809	193,940
Kilroy Realty Corp. REIT		11,191	586,408
Kite Realty Group Trust REIT		22,644	152,621
LaSalle Hotel Properties REIT		14,030	356,081
Lexington Realty Trust REIT		15,470	182,546
Liberty Property Trust REIT		17,811	707,987
LTC Properties, Inc. REIT		6,423	261,609
Macerich Co. (The) REIT		22,318	1,436,833
Mack-Cali Realty Corp. REIT		12,266	350,930
Medical Properties Trust, Inc. REIT		26,987	432,871
MFA Financial, Inc. REIT		55,191	514,380
Mid-America Apartment Communities, Inc. REIT		7,444	514,083
Monmouth Real Estate Investment Corp., Class A REIT		10,886	121,379
National Health Investors, Inc. REIT		3,674	240,463
National Retail Properties, Inc. REIT		18,086	654,171
New York Mortgage Trust, Inc. REIT		5,734	43,234
Newcastle Investment Corp. REIT		24,996	279,205
NorthStar Realty Finance Corp. REIT		20,272	192,179
Omega Healthcare Investors, Inc. REIT	†	19,310	586,252
Parkway Properties, Inc. REIT		10,469	194,200
Pebblebrook Hotel Trust REIT		10,083	260,041
Pennsylvania Real Estate Investment Trust REIT		9,401	182,285
PennyMac Mortgage Investment Trust REIT		17,296	447,793
Piedmont Office Realty Trust, Inc., Class A REIT		28,141	551,282
Post Properties, Inc. REIT		8,338	392,720
Potlatch Corp. REIT		7,237	331,889
PS Business Parks, Inc. REIT		2,861	225,790
RAIT Financial Trust REIT		25,884	206,295
Ramco-Gershenson Properties Trust REIT		18,567	311,926
Rayonier, Inc. REIT		20,078	1,198,054
Realty Income Corp. REIT	†	29,404	1,333,471
Redwood Trust, Inc. REIT		18,093	419,396
Regency Centers Corp. REIT		15,148	801,481

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Resource Capital Corp. REIT		26,944	$178,100
RLJ Lodging Trust REIT		12,933	294,355
Rouse Properties, Inc. REIT	†	10,391	188,077
Ryman Hospitality Properties REIT	†	8,002	366,092
Sabra Health Care REIT, Inc. REIT		9,594	278,322
Saul Centers, Inc. REIT		3,363	147,098
Senior Housing Properties Trust REIT		29,177	782,819
Silver Bay Realty Trust Corp. REIT		3,015	62,417
SL Green Realty Corp. REIT		14,534	1,251,523
Sovran Self Storage, Inc. REIT		8,547	551,196
STAG Industrial, Inc. REIT		2,004	42,625
Starwood Property Trust, Inc. REIT		26,919	747,271
Strategic Hotels & Resorts, Inc. REIT	*	30,630	255,761
Summit Hotel Properties, Inc. REIT		7,721	80,839
Sun Communities, Inc. REIT		5,078	250,498
Sunstone Hotel Investors, Inc. REIT	*	15,570	191,667
Tanger Factory Outlet Centers, Inc. REIT		21,379	773,492
Taubman Centers, Inc. REIT		9,275	720,297
Two Harbors Investment Corp. REIT		61,537	775,982
UDR, Inc. REIT		36,857	891,571
UMH Properties, Inc. REIT		6,765	69,477
Universal Health Realty Income Trust REIT		4,320	249,307
Urstadt Biddle Properties, Inc., Class A REIT		9,838	214,075
Washington Real Estate Investment Trust REIT		16,572	461,364
Weingarten Realty Investors REIT		20,384	643,115
Whitestone REIT		4,776	72,309
Winthrop Realty Trust REIT		5,324	66,976

			60,466,710

Real Estate Management & Development—0.7%
Alexander & Baldwin, Inc.	*	6,770	242,028
Brookfield Office Properties, Inc.		49,579	851,271
Consolidated-Tomoka Land Co.		2,685	105,386
Forest City Enterprises, Inc., Class A	*	33,533	595,881
Forestar Group, Inc.	*	8,367	182,903
Howard Hughes Corp. (The)	*	5,484	459,614
Jones Lang LaSalle, Inc.		6,662	662,269
Kennedy-Wilson Holdings, Inc.		6,450	100,040
St. Joe Co. (The)	*†	9,635	204,744
Tejon Ranch Co.	*	4,087	121,711
Thomas Properties Group, Inc.		2,396	12,292
Zillow, Inc., Class A	*†	3,605	197,085

			3,735,224

Road & Rail—1.4%
AMERCO		795	137,964
Arkansas Best Corp.		2,819	32,926
Avis Budget Group, Inc.	*	13,088	364,239
Celadon Group, Inc.		11,882	247,858
Con-way, Inc.		6,152	216,612
Genesee & Wyoming, Inc., Class A	*	8,456	787,338
Heartland Express, Inc.		15,449	206,090
Hertz Global Holdings, Inc.	*	22,711	505,547
J.B. Hunt Transport Services, Inc.		15,006	1,117,647
Kansas City Southern		17,533	1,944,410
Knight Transportation, Inc.		14,495	233,369
Landstar System, Inc.		8,939	510,327
Old Dominion Freight Line, Inc.	*	12,723	486,019

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Quality Distribution, Inc.	*	5,838	$49,098
Saia, Inc.	*	2,156	77,983
Swift Transportation Co.	*	21,197	300,573
Werner Enterprises, Inc.		11,650	281,231
YRC Worldwide, Inc.	*	17	128

			7,499,359

Semiconductors & Semiconductor Equipment—2.3%
Advanced Energy Industries, Inc.	*	9,964	182,341
Amkor Technology, Inc.	*†	26,356	105,424
ANADIGICS, Inc.	*	15,184	30,368
Applied Micro Circuits Corp.	*	11,626	86,265
Atmel Corp.	*	90,250	628,140
ATMI, Inc.	*	3,386	75,948
Axcelis Technologies, Inc.	*	20,883	26,104
AXT, Inc.	*	5,871	17,261
Brooks Automation, Inc.		9,612	97,850
Cabot Microelectronics Corp.	*	5,893	204,782
Cavium, Inc.	*	11,274	437,544
Ceva, Inc.	*	3,801	59,296
Cirrus Logic, Inc.	*	10,482	238,466
Cohu, Inc.		1,889	17,681
Cree, Inc.	*	14,245	779,344
Cymer, Inc.	*	3,321	319,148
Cypress Semiconductor Corp.	*	21,129	233,053
Diodes, Inc.	*	3,326	69,779
DSP Group, Inc.	*	4,251	34,306
Entegris, Inc.	*	30,372	299,468
Exar Corp.	*	11,699	122,840
Fairchild Semiconductor International, Inc.	*	14,112	199,544
FormFactor, Inc.	*	11,437	53,754
Freescale Semiconductor Ltd.	*	3,012	44,849
GigOptix, Inc.	*	5,164	5,422
GT Advanced Technologies, Inc.	*†	28,398	93,429
Hittite Microwave Corp.	*	6,713	406,539
Integrated Device Technology, Inc.	*	33,005	246,547
Integrated Silicon Solution, Inc.	*	2,930	26,868
International Rectifier Corp.	*	7,620	161,163
Intersil Corp., Class A		13,128	114,345
IXYS Corp.		3,270	31,359
Kopin Corp.	*	10,484	38,791
Kulicke & Soffa Industries, Inc.	*	11,993	138,639
Lattice Semiconductor Corp.	*	16,642	90,699
LTX-Credence Corp.	*	8,847	53,436
Marvell Technology Group Ltd. (Bermuda)		78,244	827,822
Mattson Technology, Inc.	*	11,630	16,049
Maxim Integrated Products, Inc.		31,692	1,034,744
MEMC Electronic Materials, Inc.	*	37,322	164,217
Micrel, Inc.		11,121	116,882
Microsemi Corp.	*	13,240	306,771
Mindspeed Technologies, Inc.	*	9,324	31,049
MKS Instruments, Inc.		4,420	120,224
Monolithic Power Systems, Inc.		2,918	71,112
MoSys, Inc.	*	16,699	78,652
NVE Corp.	*	771	43,500
OmniVision Technologies, Inc.	*	11,385	156,885
ON Semiconductor Corp.	*	65,798	544,807
PDF Solutions, Inc.	*	9,022	144,532
Pericom Semiconductor Corp.	*	5,204	35,439
Photronics, Inc.	*	15,405	102,905
PLX Technology, Inc.	*	17,286	78,824
PMC - Sierra, Inc.	*	56,477	383,479

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Power Integrations, Inc.		4,153	$180,282
QuickLogic Corp.	*†	14,701	36,164
Rambus, Inc.	*	13,734	77,048
RF Micro Devices, Inc.	*	31,040	165,133
Rudolph Technologies, Inc.	*	2,516	29,638
Semtech Corp.	*	9,874	349,441
Sigma Designs, Inc.	*	8,818	42,944
Silicon Image, Inc.	*	8,359	40,625
Silicon Laboratories, Inc.	*	8,366	346,018
Skyworks Solutions, Inc.	*	30,058	662,178
SunPower Corp.	*†	12,586	145,242
Supertex, Inc.		3,157	70,117
Tessera Technologies, Inc.		6,777	127,069
Transwitch Corp.	*	31,341	15,200
TriQuint Semiconductor, Inc.	*	34,569	174,573
Ultra Clean Holdings, Inc.	*	6,562	42,653
Ultratech, Inc.	*	2,462	97,323
Veeco Instruments, Inc.	*†	5,359	205,410
Volterra Semiconductor Corp.	*	3,597	51,077

			12,886,820

Software—3.6%
Accelrys, Inc.	*	6,341	61,888
ACI Worldwide, Inc.	*	4,103	200,473
Activision Blizzard, Inc.		79,810	1,162,832
Actuate Corp.	*	9,173	55,038
Advent Software, Inc.	*	5,224	146,115
American Software, Inc., Class A		7,072	58,839
ANSYS, Inc.	*	14,258	1,160,886
Aspen Technology, Inc.	*	11,581	373,951
Blackbaud, Inc.		6,583	195,054
Bottomline Technologies de, Inc.	*	7,908	225,457
BroadSoft, Inc.	*	2,938	77,769
Cadence Design Systems, Inc.	*	53,095	739,613
Callidus Software, Inc.	*†	14,237	65,063
CommVault Systems, Inc.	*	8,874	727,491
Compuware Corp.	*	23,815	297,688
Comverse, Inc.	*	2,746	76,998
Concur Technologies, Inc.	*†	7,229	496,343
Datawatch Corp.	*	3,500	53,095
Ebix, Inc.	†	3,924	63,647
EPIQ Systems, Inc.		7,191	100,890
Evolving Systems, Inc.		1,123	7,120
FactSet Research Systems, Inc.	†	6,575	608,845
Fair Isaac Corp.		4,616	210,905
FalconStor Software, Inc.	*	8,712	23,348
FleetMatics Group plc (Ireland)	*	1,730	41,953
Fortinet, Inc.	*	23,824	564,152
Informatica Corp.	*	16,262	560,551
Interactive Intelligence Group, Inc.	*	1,644	72,911
Jive Software, Inc.	*	2,621	39,839
Manhattan Associates, Inc.	*	2,125	157,866
Mentor Graphics Corp.		24,604	444,102
MICROS Systems, Inc.	*	11,115	505,844
MicroStrategy, Inc., Class A	*	977	98,755
Netscout Systems, Inc.	*	5,654	138,919
NetSuite, Inc.	*	6,671	534,080
Nuance Communications, Inc.	*	48,468	978,084
Pegasystems, Inc.		2,142	60,147
Progress Software Corp.	*	6,994	159,323
PROS Holdings, Inc.	*	2,944	79,988
PTC, Inc.	*	21,352	544,262
QAD, Inc., Class B		136	1,575
QLIK Technologies, Inc.	*	11,358	293,377

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Qualys, Inc.	*	3,457	$42,659
RealPage, Inc.	*	7,119	147,435
Rovi Corp.	*	19,181	410,665
SeaChange International, Inc.	*	3,359	39,939
ServiceNow, Inc.	*	1,190	43,078
Smith Micro Software, Inc.	*	2,612	3,448
SolarWinds, Inc.	*	12,146	717,829
Solera Holdings, Inc.		13,734	801,104
Sonic Foundry, Inc.	*	1,155	7,369
Sourcefire, Inc.	*	4,489	265,883
Splunk, Inc.	*	1,114	44,593
Synchronoss Technologies, Inc.	*	5,012	155,522
Synopsys, Inc.	*	21,759	780,713
Take-Two Interactive Software, Inc.	*	23,034	371,999
TeleCommunication Systems, Inc., Class A	*	67,716	151,007
TIBCO Software, Inc.	*	28,166	569,517
TiVo, Inc.	*	29,167	361,379
Tyler Technologies, Inc.	*	5,227	320,206
Ultimate Software Group, Inc.	*	3,872	403,308
VASCO Data Security International, Inc.	*	4,225	35,659
Verint Systems, Inc.	*	4,791	175,111
VirnetX Holding Corp.	*†	7,740	148,376
VMware, Inc., Class A	*	12,235	965,097
Websense, Inc.	*	5,524	82,860
Workday, Inc., Class A	*†	1,785	110,010
Zynga, Inc., Class A	*†	50,088	168,296

			19,788,138

Specialty Retail—3.0%
Aaron’s, Inc.		16,785	481,394
Advance Auto Parts, Inc.		9,160	757,074
Aeropostale, Inc.	*	8,619	117,218
American Eagle Outfitters, Inc.		31,912	596,754
America’s Car-Mart, Inc.	*	1,569	73,335
ANN, Inc.	*	10,541	305,900
Asbury Automotive Group, Inc.	*	5,664	207,812
Ascena Retail Group, Inc.	*	19,188	355,937
Barnes & Noble, Inc.	*†	6,505	107,007
bebe stores, Inc.		9,951	41,496
Big 5 Sporting Goods Corp.		2,416	37,714
Brown Shoe Co., Inc.		5,385	86,160
Buckle, Inc. (The)	†	4,179	194,950
Build-A-Bear Workshop, Inc.	*	5,570	30,022
Cabela’s, Inc.	*	10,417	633,145
Cache, Inc.	*	4,005	16,901
Cato Corp. (The), Class A		4,713	113,772
Chico’s FAS, Inc.		25,064	421,075
Children’s Place Retail Stores, Inc. (The)	*	4,359	195,370
Citi Trends, Inc.	*	8,340	85,318
Coldwater Creek, Inc.	*†	11,782	37,231
Conn’s, Inc.	*	2,180	78,262
Destination Maternity Corp.		2,707	63,344
Destination XL Group, Inc.	*	21,865	111,293
Dick’s Sporting Goods, Inc.		14,247	673,883
DSW, Inc., Class A		3,972	253,414
Finish Line, Inc. (The), Class A		7,061	138,325
Five Below, Inc.	*†	1,038	39,330
Foot Locker, Inc.		23,670	810,461
Genesco, Inc.	*	3,227	193,910
GNC Holdings, Inc., Class A		5,275	207,202
Group 1 Automotive, Inc.		2,367	142,186

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Guess?, Inc.		11,553	$286,861
Haverty Furniture Cos., Inc.		2,301	47,308
Hibbett Sports, Inc.	*	3,546	199,533
Hot Topic, Inc.		22,025	305,707
Jos A. Bank Clothiers, Inc.	*†	3,491	139,291
Kirkland’s, Inc.	*	2,193	25,132
Lithia Motors, Inc., Class A		3,558	168,934
Lumber Liquidators Holdings, Inc.	*	5,899	414,228
MarineMax, Inc.	*	3,026	41,123
Men’s Wearhouse, Inc. (The)		4,746	158,611
Monro Muffler Brake, Inc.	†	5,955	236,473
Office Depot, Inc.	*	52,060	204,596
OfficeMax, Inc.		6,942	80,597
Pacific Sunwear of California, Inc.	*†	18,790	39,271
Penske Automotive Group, Inc.		7,027	234,421
Pep Boys-Manny, Moe & Jack (The)	*	19,564	230,660
Pier 1 Imports, Inc.		18,210	418,830
RadioShack Corp.	†	19,631	65,960
Rent-A-Center, Inc.		12,187	450,188
Sally Beauty Holdings, Inc.	*	15,792	463,969
Select Comfort Corp.	*	10,528	208,139
Shoe Carnival, Inc.		2,174	44,437
Signet Jewelers Ltd. (Bermuda)		12,825	859,275
Sonic Automotive, Inc., Class A		8,013	177,568
Stage Stores, Inc.		8,324	215,425
Stein Mart, Inc.		14,281	119,675
Systemax, Inc.		1,358	13,444
Tractor Supply Co.		10,938	1,138,974
Ulta Salon Cosmetics & Fragrance, Inc.	*	10,623	862,269
Vitamin Shoppe, Inc.	*	2,327	113,674
West Marine, Inc.	*	6,841	78,193
Wet Seal, Inc. (The), Class A	*	48,869	147,584
Williams-Sonoma, Inc.		13,063	673,006
Zale Corp.	*	12,363	48,587

			16,519,138

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.	*	9,165	524,880
Cherokee, Inc.		2,054	28,140
Columbia Sportswear Co.	†	2,090	120,969
Crocs, Inc.	*	18,713	277,327
Culp, Inc.		4,887	77,752
Deckers Outdoor Corp.	*†	6,235	347,227
Fifth & Pacific Cos., Inc.	*	16,691	315,126
Forward Industries, Inc.	*	3,751	7,690
Hanesbrands, Inc.	*	16,070	732,149
Iconix Brand Group, Inc.	*	13,558	350,745
Jones Group, Inc. (The)		7,884	100,285
K-Swiss, Inc., Class A	*	10,721	50,818
Maidenform Brands, Inc.	*	3,598	63,073
Movado Group, Inc.		1,527	51,185
Oxford Industries, Inc.		3,507	186,222
Quiksilver, Inc.	*	16,228	98,504
Skechers U.S.A., Inc., Class A	*	7,438	157,314
Steven Madden Ltd.	*	7,089	305,819
True Religion Apparel, Inc.		5,573	145,511
Under Armour, Inc., Class A	*	13,492	690,790
Unifi, Inc.	*	3,223	61,559
Wolverine World Wide, Inc.	†	8,731	387,394

			5,080,479

Thrifts & Mortgage Finance—1.0%
Astoria Financial Corp.		12,205	120,341

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bank Mutual Corp.		18,221	$100,762
BankUnited, Inc.		4,652	119,184
BBX Capital Corp., Class A	*	6,764	55,803
Beneficial Mutual Bancorp, Inc.	*	7,279	74,974
Brookline Bancorp, Inc.		10,999	100,531
Capitol Federal Financial, Inc.		29,545	356,608
Dime Community Bancshares, Inc.		3,549	50,964
Doral Financial Corp. (Puerto Rico)	*	70,932	49,986
ESSA Bancorp, Inc.		5,953	64,531
Federal Agricultural Mortgage Corp., Class C		4,576	140,895
Federal Home Loan Mortgage Corp.	*†	43,895	29,721
Federal National Mortgage Association	*†	66,437	45,509
First Financial Holdings, Inc.		3,864	80,989
First Financial Northwest, Inc.	*	4,938	38,566
Flagstar Bancorp, Inc.	*	4,975	69,302
Flushing Financial Corp.		2,981	50,498
Kearny Financial Corp.	*	3,008	30,682
MGIC Investment Corp.	*	12,237	60,573
NASB Financial, Inc.	*	529	11,135
New York Community Bancorp, Inc.	†	65,740	943,369
Northfield Bancorp, Inc.		9,591	108,954
Northwest Bancshares, Inc.		21,039	266,985
OceanFirst Financial Corp.		3,947	56,916
Ocwen Financial Corp.	*	20,639	782,631
Oritani Financial Corp.		13,537	209,688
Provident Financial Services, Inc.		16,334	249,420
Provident New York Bancorp		5,681	51,527
Radian Group, Inc.		23,028	246,630
Riverview Bancorp, Inc.	*	2,602	6,869
TFS Financial Corp.	*	13,499	146,194
Tree.com, Inc.		5,006	92,561
TrustCo Bank Corp NY		10,073	56,207
United Financial Bancorp, Inc.		5,398	82,050
ViewPoint Financial Group, Inc.		6,157	123,817
Walker & Dunlop, Inc.	*	2,337	41,996
Washington Federal, Inc.		19,593	342,877
Westfield Financial, Inc.		8,596	66,877
WSFS Financial Corp.		1,929	93,827

			5,620,949

Tobacco—0.1%
Alliance One International, Inc.	*	28,423	110,566
Universal Corp.	†	3,751	210,206
Vector Group Ltd.		22,944	369,857

			690,629

Trading Companies & Distributors—0.9%
Aceto Corp.		4,950	54,797
Air Lease Corp.		14,248	417,751
Aircastle Ltd.		14,047	192,163
Applied Industrial Technologies, Inc.		8,222	369,990
Beacon Roofing Supply, Inc.	*	11,882	459,358
GATX Corp.		7,003	363,946
H&E Equipment Services, Inc.		2,196	44,798
Houston Wire & Cable Co.		6,215	80,484
Kaman Corp.		2,736	97,046
MSC Industrial Direct Co., Inc., Class A		7,074	606,808
Rush Enterprises, Inc., Class A	*	3,897	93,996
TAL International Group, Inc.		3,773	170,955
Textainer Group Holdings Ltd. (Bermuda)		4,142	163,816

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Rentals, Inc.	*	16,362	$899,419
Watsco, Inc.		5,106	429,823
WESCO International, Inc.	*	5,516	400,517
Willis Lease Finance Corp.	*	1,234	18,658

			4,864,325

Water Utilities—0.5%
American States Water Co.		3,697	212,836
American Water Works Co., Inc.		28,607	1,185,474
Aqua America, Inc.		27,883	876,641
California Water Service Group		7,860	156,414
Connecticut Water Service, Inc.		3,803	111,162
Middlesex Water Co.		4,246	82,882
SJW Corp.		5,096	135,044

			2,760,453

Wireless Telecommunication Services—0.5%
Clearwire Corp., Class A	*	95,077	308,050
Leap Wireless International, Inc.	*†	16,479	97,061
NII Holdings, Inc.	*†	25,758	111,532
NTELOS Holdings Corp.		4,849	62,116
SBA Communications Corp., Class A	*	22,201	1,598,916
Shenandoah Telecommunications Co.	*	2,133	32,486
Telephone & Data Systems, Inc.		9,133	192,432
United States Cellular Corp.	*	1,375	49,500
USA Mobility, Inc.		3,582	47,533

			2,499,626

TOTAL COMMON STOCKS (Cost $411,687,870)			544,246,842

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill 0.088% (Cost $264,952)	06/13/2013	‡‡	$265,000	264,970

			Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.		*‡d	3,478	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡d	2,916	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

TOTAL RIGHTS (Cost $–)				—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp. (Cost $–)		*‡d	200	—

MONEY MARKET FUNDS—8.0%
Institutional Money Market Funds—8.0%
Dreyfus Institutional Cash Advantage Fund, 0.07%		††d	6,600,000	6,600,000

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	¥		5,239,850	$5,239,850
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	†	†	¥5,540,482	5,540,482
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	†	†	¥6,600,000	6,600,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	†	†	¥6,600,000	6,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	†	†	¥6,600,000	6,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	†	†	¥6,600,000	6,600,000

TOTAL MONEY MARKET FUNDS (Cost $43,780,332)				43,780,332

TOTAL INVESTMENTS—106.9% (Cost $455,733,154)				588,292,144
Other assets less liabilities—(6.9%)				(37,862,834)

NET ASSETS—100.0%				$550,429,310

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—97.8%
Australia—9.0%
AGL Energy Ltd.		10,276	$170,101
ALS Ltd.	†	6,710	73,602
Alumina Ltd.	*	44,302	51,437
Amcor Ltd.		22,808	220,976
AMP Ltd.		55,109	300,240
APA Group		15,204	94,598
Asciano Ltd.		17,911	104,497
ASX Ltd.		3,199	120,867
Aurizon Holdings Ltd.		34,844	146,573
Australia & New Zealand Banking Group Ltd.		51,795	1,544,752
Bendigo and Adelaide Bank Ltd.	†	7,833	84,065
BHP Billiton Ltd.		61,150	2,090,421
Boral Ltd.		14,128	72,518
Brambles Ltd.		30,263	268,326
Caltex Australia Ltd.		2,340	52,253
CFS Retail Property Trust Group REIT		37,630	78,884
Coca-Cola Amatil Ltd.		10,987	167,065
Cochlear Ltd.		1,128	80,133
Commonwealth Bank of Australia		30,637	2,176,138
Computershare Ltd.		7,895	84,193
Crown Ltd.		7,902	101,601
CSL Ltd.		9,594	593,020
Dexus Property Group REIT		86,844	94,371
Echo Entertainment Group Ltd.		13,610	49,535
Federation Centres Ltd. REIT		24,782	60,984
Flight Centre Ltd.		1,102	38,690
Fortescue Metals Group Ltd.	†	27,328	113,139
Goodman Group REIT		31,280	156,355
GPT Group REIT		26,811	103,760
Harvey Norman Holdings Ltd.	†	10,998	31,388
Iluka Resources Ltd.	†	7,834	76,998
Incitec Pivot Ltd.		30,893	99,851
Insurance Australia Group Ltd.		39,324	234,594
Leighton Holdings Ltd.		3,007	64,758
Lend Lease Group		9,893	105,536
Macquarie Group Ltd.		6,280	244,303
Metcash Ltd.		16,948	73,243
Mirvac Group REIT		66,062	111,781
National Australia Bank Ltd.		44,249	1,427,745
Newcrest Mining Ltd.		14,274	298,815
Orica Ltd.		7,099	181,467
Origin Energy Ltd.	†	21,052	292,991
OZ Minerals Ltd.	†	5,452	30,435
Qantas Airways Ltd.	*	18,275	34,075
QBE Insurance Group Ltd.		22,473	317,712
Ramsay Health Care Ltd.		2,635	88,689
Rio Tinto Ltd.	†	8,344	500,491
Santos Ltd.		18,716	243,104
Sonic Healthcare Ltd.		7,062	102,758
SP AusNet		35,545	44,356
Stockland REIT		40,548	154,746
Suncorp Group Ltd.		23,971	295,841
Sydney Airport		4,120	14,081
Tabcorp Holdings Ltd.		13,178	44,439
Tatts Group Ltd.		25,618	84,720
Telstra Corp. Ltd.		83,562	392,917
Toll Holdings Ltd.	†	11,947	74,032
Transurban Group		25,336	168,464
Treasury Wine Estates Ltd.	†	12,953	77,001
Wesfarmers Ltd.		19,219	807,018
Westfield Group REIT		40,948	463,944

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Westfield Retail Trust REIT		54,743	$172,347
Westpac Banking Corp.		58,679	1,888,386
Whitehaven Coal Ltd.		8,680	19,299
Woodside Petroleum Ltd.		12,625	473,199
Woolworths Ltd.		23,526	830,554
WorleyParsons Ltd.		3,966	102,560

			19,961,732

Austria—0.3%
Andritz AG	†	1,416	95,314
Erste Group Bank AG	*	4,329	121,143
IMMOFINANZ AG	*	18,021	68,365
OMV AG		2,885	123,013
Raiffeisen Bank International AG		930	31,711
Telekom Austria AG		4,876	32,023
Verbund AG		1,308	28,419
Vienna Insurance Group AG
Wiener Versicherung Gruppe		661	32,082
Voestalpine AG		2,136	65,733

			597,803

Belgium—1.2%
Ageas		4,246	144,114
Anheuser-Busch InBev NV		15,306	1,521,683
Belgacom SA		2,729	67,938
Colruyt SA		1,329	64,242
Delhaize Group SA		2,014	109,943
Groupe Bruxelles Lambert SA		1,541	118,037
Groupe Bruxelles Lambert SA
STRIP VVPR	*‡d	127	—
KBC Groep NV		4,596	159,362
Solvay SA		1,170	158,765
Telenet Group Holding NV		887	43,941
UCB SA		2,184	139,710
Umicore SA		2,034	95,671

			2,623,406

Bermuda—0.1%
Seadrill Ltd.		6,401	233,274

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		34,000	26,724

Denmark—1.1%
A.P. Moller - Maersk A/S, Class A		10	75,025
A.P. Moller - Maersk A/S, Class B		24	188,365
Carlsberg A/S, Class B		2,025	197,426
Coloplast A/S, Class B		2,074	111,756
Danske Bank A/S	*	11,917	213,663
DSV A/S		3,333	80,659
Novo Nordisk A/S, Class B		7,493	1,207,738
Novozymes A/S, Class B		4,407	149,646
TDC A/S		9,968	76,723
Tryg A/S		491	39,715
William Demant Holding A/S	*	482	40,397

			2,381,113

Finland—0.8%
Elisa Oyj	†	2,840	52,851
Fortum Oyj		8,549	172,446
Kesko Oyj, Class B		1,238	38,770
Kone Oyj, Class B		2,894	228,183
Metso Oyj	*	2,323	99,257
Neste Oil Oyj	*	2,187	30,907
Nokia Oyj	†	72,985	237,415

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nokian Renkaat Oyj		2,146	$95,740
Orion Oyj, Class B	†	1,755	46,179
Pohjola Bank plc, Class A	†	2,462	36,007
Sampo, Class A		8,061	310,905
Stora Enso Oyj (Registered), Class R		11,073	71,686
UPM-Kymmene Oyj		9,757	109,129
Wartsila Oyj Abp		3,223	145,286

			1,674,761

France—8.8%
Accor SA		2,685	93,382
Aeroports de Paris		550	46,673
Air Liquide SA		5,963	725,278
Alstom SA		4,236	172,779
Arkema SA		1,125	102,521
AtoS		1,027	70,768
AXA SA		33,819	584,438
BNP Paribas SA		19,135	983,875
Bouygues SA		3,588	97,446
Bureau Veritas SA		1,082	134,702
Cap Gemini SA		3,000	136,709
Carrefour SA		11,244	308,010
Casino Guichard Perrachon SA		1,097	115,349
Christian Dior SA		1,006	166,985
Cie de Saint-Gobain		7,428	275,828
Cie Generale de Geophysique - Veritas	*	3,046	68,700
Cie Generale des Etablissements Michelin (Registered)		3,502	293,400
Cie Generale d’Optique Essilor International SA		3,880	431,752
CNP Assurances		2,704	37,160
Credit Agricole SA	*	18,461	152,390
Danone SA		11,055	769,746
Dassault Systemes SA		1,197	138,493
Edenred		3,268	107,103
Electricite de France SA		4,336	83,175
Eurazeo		640	32,499
European Aeronautic Defence and Space Co. NV		8,716	444,240
Eutelsat Communications SA		2,381	83,997
Fonciere Des Regions REIT		530	41,535
France Telecom SA		35,595	360,678
GDF Suez		25,403	488,015
Gecina SA REIT		463	53,799
Groupe Eurotunnel SA		10,656	84,950
ICADE REIT		448	39,214
Iliad SA		432	91,888
Imerys SA		574	37,402
JCDecaux SA		1,204	33,029
Klepierre REIT		1,783	70,115
Lafarge SA		3,533	235,221
Lagardere SCA (Registered)		2,100	77,401
Legrand SA		4,482	195,539
L’Oreal SA		4,645	736,945
LVMH Moet Hennessy Louis
Vuitton SA		4,847	832,762
Natixis		17,002	64,682
Pernod-Ricard SA		4,064	506,528
Peugeot SA	*	3,811	27,640
PPR		1,454	319,775
Publicis Groupe SA		3,449	231,492
Remy Cointreau SA		434	50,187

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Renault SA		3,638	$228,239
Rexel SA		3,028	66,117
Safran SA		4,367	194,904
Sanofi		22,677	2,312,722
Schneider Electric SA		10,051	735,009
SCOR SE		3,069	88,285
Societe BIC SA		579	67,271
Societe Generale SA	*	13,459	443,110
Sodexo		1,813	168,994
Suez Environnement Co.		5,623	71,700
Technip SA		1,989	204,011
Thales SA		1,704	72,112
Total SA		40,547	1,941,954
Unibail-Rodamco SE (Paris Exchange) REIT		1,769	412,022
Vallourec SA		2,033	97,799
Veolia Environnement SA		6,091	77,182
Vinci SA		8,843	399,153
Vivendi SA		25,335	524,131
Wendel SA		584	61,841
Zodiac Aerospace		664	77,404

			19,480,155

Germany—7.6%
Adidas AG		4,011	416,940
Allianz SE (Registered)		8,693	1,185,049
Axel Springer AG	†	720	31,281
BASF SE		17,498	1,536,369
Bayer AG		15,753	1,628,009
Bayerische Motoren Werke AG		6,334	548,132
Beiersdorf AG		1,956	180,782
Brenntag AG		965	150,894
Celesio AG		1,532	28,824
Commerzbank AG	*†	69,557	102,468
Continental AG		2,045	245,114
Daimler AG (Registered)		17,309	943,986
Deutsche Bank AG (Registered)		17,758	694,272
Deutsche Boerse AG		3,762	228,214
Deutsche Lufthansa AG (Registered)		4,457	87,176
Deutsche Post AG (Registered)		16,956	391,307
Deutsche Telekom AG (Registered)		53,731	568,813
E.ON SE		34,442	602,657
Fraport AG Frankfurt Airport Services Worldwide		626	35,142
Fresenius Medical Care AG & Co. KGaA		3,936	266,125
Fresenius SE & Co. KGaA		2,399	296,414
GEA Group AG		3,459	114,247
Hannover Rueckversicherung SE (Registered)		1,178	92,745
HeidelbergCement AG		2,754	198,583
Henkel AG & Co. KGaA		2,516	198,866
Hochtief AG	*	558	36,384
Hugo Boss AG		447	50,197
Infineon Technologies AG		20,522	162,378
K+S AG		3,306	154,126
Kabel Deutschland Holding AG		1,658	153,072
Lanxess AG		1,593	113,241
Linde AG		3,538	659,050
MAN SE		781	84,149
Merck KGaA		1,192	180,043
Metro AG		2,364	67,290

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Muenchener Rueckversicherungs
AG (Registered)		3,428	$642,501
RWE AG		9,139	341,167
Salzgitter AG		718	28,856
SAP AG		17,556	1,411,980
Siemens AG (Registered)		15,941	1,718,418
Suedzucker AG		1,523	64,371
ThyssenKrupp AG	*	7,272	148,257
United Internet AG (Registered)		1,672	40,707
Volkswagen AG		564	106,373

			16,934,969

Greece—0.1%
Coca Cola Hellenic Bottling Co. SA	*	3,938	105,580
OPAP SA		4,010	31,586

			137,166

Guernsey, Channel Islands—0.0%
Resolution Ltd.		25,726	106,871

Hong Kong—3.0%
AIA Group Ltd.		229,800	1,010,368
ASM Pacific Technology Ltd.		3,400	37,429
Bank of East Asia Ltd.		23,920	94,634
BOC Hong Kong Holdings Ltd.		68,500	229,107
Cathay Pacific Airways Ltd.		23,000	39,445
Cheung Kong Holdings Ltd.		26,000	385,171
Cheung Kong Infrastructure Holdings Ltd.		9,000	61,847
CLP Holdings Ltd.		33,000	289,290
First Pacific Co. Ltd.		42,000	56,934
Galaxy Entertainment Group Ltd.	*	40,000	167,736
Hang Lung Properties Ltd.		41,000	153,498
Hang Seng Bank Ltd.		14,200	228,157
Henderson Land Development Co. Ltd.		19,000	130,329
HKT Trust/HKT Ltd.		45,000	45,088
Hong Kong & China Gas Co. Ltd.		100,468	293,528
Hong Kong Exchanges and Clearing Ltd.		20,400	348,591
Hopewell Holdings Ltd.		11,000	44,654
Hutchison Whampoa Ltd.		41,000	428,662
Hysan Development Co. Ltd.		12,000	60,750
Kerry Properties Ltd.		13,000	57,868
Li & Fung Ltd.		115,200	159,251
Link (The) REIT		44,500	242,706
MTR Corp. Ltd.		27,000	107,452
New World Development Co. Ltd.		72,900	123,897
Noble Group Ltd.		77,309	76,169
NWS Holdings Ltd.		26,500	47,237
Orient Overseas International Ltd.		3,700	25,060
PCCW Ltd.		84,000	39,025
Power Assets Holdings Ltd.		26,000	245,727
Shangri-La Asia Ltd.		28,000	54,980
Sino Land Co. Ltd.		57,000	97,012
SJM Holdings Ltd.		37,000	92,622
Sun Hung Kai Properties Ltd.		30,000	404,835
Swire Pacific Ltd., Class A		13,500	172,458
Swire Properties Ltd.		23,400	83,223
Wharf Holdings Ltd.		29,637	265,048
Wheelock & Co. Ltd.		17,000	90,769
Wing Hang Bank Ltd.		3,000	31,937

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yue Yuen Industrial Holdings Ltd.		14,000	$45,742

			6,568,236

Ireland—0.6%
CRH plc (Dublin Exchange)		13,969	308,457
Elan Corp. plc	*	9,533	110,463
Experian plc		19,411	336,431
Irish Bank Resolution Corp. Ltd.	*‡d	11,206	—
James Hardie Industries plc CDI		8,224	86,272
Kerry Group plc, Class A		2,746	163,720
Shire plc		10,777	328,207

			1,333,550

Israel—0.5%
Bank Hapoalim BM	*	19,313	87,740
Bank Leumi Le-Israel BM	*	22,151	78,336
Bezeq Israeli Telecommunication Corp. Ltd.		33,918	47,074
Delek Group Ltd.		69	19,441
Israel Chemicals Ltd.		8,277	107,254
Israel Corp. Ltd. (The)		39	29,656
Mellanox Technologies Ltd.	*	603	33,369
Mizrahi Tefahot Bank Ltd.	*	2,045	21,848
NICE Systems Ltd.	*	1,005	36,958
Teva Pharmaceutical Industries Ltd.		17,128	680,840

			1,142,516

Italy—1.8%
Assicurazioni Generali SpA		22,422	351,050
Atlantia SpA		6,025	95,426
Banca Monte dei Paschi di Siena SpA	*	100,790	24,057
Banco Popolare SC	*	35,958	45,553
Enel Green Power SpA		32,382	60,856
Enel SpA		126,228	413,893
Eni SpA		48,513	1,086,128
Exor SpA		1,270	35,598
Fiat Industrial SpA		16,181	182,481
Fiat SpA	*	16,765	89,556
Finmeccanica SpA	*	7,508	36,219
Intesa Sanpaolo SpA		188,185	277,272
Intesa Sanpaolo SpA RSP		17,138	21,715
Luxottica Group SpA		3,085	154,897
Mediobanca SpA		9,708	49,624
Pirelli & C. SpA	†	4,877	51,309
Prysmian SpA		3,637	75,037
Saipem SpA		4,854	149,189
Snam SpA		31,117	142,149
Telecom Italia SpA		181,296	127,869
Telecom Italia SpA RSP		105,573	65,089
Terna Rete Elettrica Nazionale SpA		25,185	104,532
UniCredit SpA	*	77,865	334,231
Unione di Banche Italiane ScpA		16,898	62,595

			4,036,325

Japan—21.0%
ABC-Mart, Inc.		600	22,885
Acom Co. Ltd.	*	800	22,907
Advantest Corp.	†	2,800	39,633
Aeon Co. Ltd.		11,700	151,486
Aeon Credit Service Co. Ltd.	†	1,400	39,713
Aeon Mall Co. Ltd.		1,400	42,750
Air Water, Inc.		3,000	41,839

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Aisin Seiki Co. Ltd.		3,700	$136,388
Ajinomoto Co., Inc.		12,000	176,445
Alfresa Holdings Corp.		700	38,115
All Nippon Airways Co. Ltd.	†	20,000	41,275
Amada Co. Ltd.		7,000	46,560
Aozora Bank Ltd.		21,000	59,392
Asahi Glass Co. Ltd.		20,000	139,307
Asahi Group Holdings Ltd.		7,600	181,736
Asahi Kasei Corp.		23,000	155,439
Asics Corp.		3,000	49,604
Astellas Pharma, Inc.		8,475	457,369
Bank of Kyoto Ltd. (The)		6,000	58,833
Bank of Yokohama Ltd. (The)		22,000	127,639
Benesse Holdings, Inc.		1,300	55,326
Bridgestone Corp.		12,200	410,506
Brother Industries Ltd.		4,600	47,646
Calbee, Inc.		300	23,607
Canon, Inc.		21,600	793,800
Casio Computer Co. Ltd.		4,500	35,195
Central Japan Railway Co.		2,700	285,290
Chiba Bank Ltd. (The)		14,000	100,920
Chiyoda Corp.	†	3,000	33,622
Chubu Electric Power Co., Inc.		12,100	147,368
Chugai Pharmaceutical Co. Ltd.		4,400	98,051
Chugoku Bank Ltd. (The)		3,000	48,566
Chugoku Electric Power Co., Inc. (The)		5,200	67,950
Citizen Holdings Co. Ltd.		4,700	24,065
Coca-Cola West Holdings Co. Ltd.		1,200	20,904
Cosmo Oil Co. Ltd.	*†	12,000	25,391
Credit Saison Co. Ltd.		3,100	77,558
Dai Nippon Printing Co. Ltd.	†	11,000	105,100
Daicel Corp.		5,000	39,136
Daido Steel Co. Ltd.		6,000	32,033
Daihatsu Motor Co. Ltd.		4,000	83,236
Dai-ichi Life Insurance Co. Ltd. (The)		161	216,049
Daiichi Sankyo Co. Ltd.	†	13,002	250,974
Daikin Industries Ltd.	†	4,400	173,161
Dainippon Sumitomo Pharma Co. Ltd.	†	3,000	53,082
Daito Trust Construction Co. Ltd.		1,400	120,141
Daiwa House Industry Co. Ltd.		10,000	195,585
Daiwa Securities Group, Inc.		31,000	219,748
Dena Co. Ltd.	†	2,100	57,260
Denki Kagaku Kogyo K.K.		8,000	28,922
Denso Corp.		9,300	395,143
Dentsu, Inc.	†	3,300	98,558
Don Quijote Co. Ltd.		1,100	48,791
East Japan Railway Co.		6,400	526,827
Eisai Co. Ltd.	†	4,700	210,574
Electric Power Development Co. Ltd.		2,040	51,918
FamilyMart Co. Ltd.		1,200	54,849
FANUC Corp.		3,700	569,691
Fast Retailing Co. Ltd.		1,000	319,787
Fuji Electric Co. Ltd.		10,000	29,409
Fuji Heavy Industries Ltd.		11,000	174,481
FUJIFILM Holdings Corp.	†	8,900	176,542
Fujitsu Ltd.		34,000	142,037
Fukuoka Financial Group, Inc.		14,000	70,197
Furukawa Electric Co. Ltd.	†	12,000	26,595
Gree, Inc.	†	1,800	22,675

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
GS Yuasa Corp.	†	6,000	$25,145
Gunma Bank Ltd. (The)		8,000	47,778
Hachijuni Bank Ltd. (The)		8,000	47,928
Hakuhodo DY Holdings, Inc.		480	36,938
Hamamatsu Photonics KK		1,400	55,536
Hankyu Hanshin Holdings, Inc.		21,000	126,801
Hino Motors Ltd.		5,000	54,284
Hirose Electric Co. Ltd.		530	69,944
Hiroshima Bank Ltd. (The)		10,000	48,442
Hisamitsu Pharmaceutical Co., Inc.		1,200	65,006
Hitachi Chemical Co. Ltd.		2,300	35,255
Hitachi Construction Machinery Co. Ltd.		1,800	38,738
Hitachi High-Technologies Corp.		1,100	23,004
Hitachi Ltd.		90,000	525,422
Hitachi Metals Ltd.	†	3,000	28,745
Hokkaido Electric Power Co., Inc.	*	3,400	34,773
Hokuriku Electric Power Co.		3,200	39,538
Honda Motor Co. Ltd.		31,100	1,197,676
HOYA Corp.		8,500	160,299
Hulic Co. Ltd.		5,000	41,165
Ibiden Co. Ltd.		2,200	34,479
Idemitsu Kosan Co. Ltd.	†	400	34,896
IHI Corp.		26,000	79,163
INPEX Corp.		43	231,589
Isetan Mitsukoshi Holdings Ltd.	†	6,640	95,991
Isuzu Motors Ltd.		23,000	139,391
ITOCHU Corp.		28,900	355,104
Itochu Techno-Solutions Corp.		600	29,705
Iyo Bank Ltd. (The)		5,000	46,407
J. Front Retailing Co. Ltd.		8,600	67,167
Japan Airlines Co. Ltd.		1,200	55,976
Japan Exchange Group, Inc.		1,000	92,732
Japan Petroleum Exploration Co.		500	19,705
Japan Prime Realty Investment Corp. REIT		16	61,974
Japan Real Estate Investment Corp. REIT		11	152,416
Japan Retail Fund Investment Corp. REIT		41	101,726
Japan Steel Works Ltd. (The)	†	6,000	31,824
Japan Tobacco, Inc.		20,700	662,142
JFE Holdings, Inc.		9,300	180,002
JGC Corp.	†	4,000	102,660
Joyo Bank Ltd. (The)		11,000	61,362
JSR Corp.		3,500	71,740
JTEKT Corp.		4,700	44,515
Jupiter Telecommunications Co. Ltd.		37	48,415
JX Holdings, Inc.		41,710	235,181
Kajima Corp.	†	17,000	46,202
Kamigumi Co. Ltd.		5,000	46,007
Kaneka Corp.		6,000	34,706
Kansai Electric Power Co., Inc. (The)	*	13,700	129,914
Kansai Paint Co. Ltd.		4,000	44,426
Kao Corp.		10,100	326,653
Kawasaki Heavy Industries Ltd.	†	28,000	88,734
KDDI Corp.	†	10,400	434,844
Keikyu Corp.	†	9,000	94,015
Keio Corp.	†	11,000	94,577
Keisei Electric Railway Co. Ltd.		5,000	52,824
Keyence Corp.		872	267,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kikkoman Corp.		3,000	$52,456
Kinden Corp.		2,000	13,129
Kintetsu Corp.	†	31,000	144,546
Kirin Holdings Co. Ltd.		17,000	273,333
Kobe Steel Ltd.	*	45,000	52,974
Koito Manufacturing Co. Ltd.		2,000	34,533
Komatsu Ltd.		17,500	418,552
Konami Corp.		2,000	40,030
Konica Minolta Holdings, Inc.		8,500	62,333
Kubota Corp.		21,000	304,728
Kuraray Co. Ltd.		6,800	95,889
Kurita Water Industries Ltd.		2,000	44,411
Kyocera Corp.		2,900	266,082
Kyowa Hakko Kirin Co. Ltd.		5,000	56,687
Kyushu Electric Power Co., Inc.	*	8,200	83,605
Lawson, Inc.		1,100	84,460
LIXIL Group Corp.		5,200	103,749
M3, Inc.		12	23,429
Mabuchi Motor Co. Ltd.		400	21,632
Makita Corp.		2,100	93,622
Marubeni Corp.		31,000	237,339
Marui Group Co. Ltd.		4,000	41,542
Maruichi Steel Tube Ltd.		1,000	23,334
Mazda Motor Corp.	*	51,000	150,014
McDonald’s Holdings Co. Japan Ltd.		1,400	37,701
Medipal Holdings Corp.		2,800	39,285
MEIJI Holdings Co. Ltd.	†	1,202	55,150
Miraca Holdings, Inc.		1,000	48,059
Mitsubishi Chemical Holdings Corp.		26,000	123,929
Mitsubishi Corp.		26,900	506,631
Mitsubishi Electric Corp.		37,000	300,993
Mitsubishi Estate Co. Ltd.		24,000	679,857
Mitsubishi Gas Chemical Co., Inc.		7,000	46,361
Mitsubishi Heavy Industries Ltd.		57,000	329,772
Mitsubishi Logistics Corp.	†	2,000	37,098
Mitsubishi Materials Corp.		21,000	59,445
Mitsubishi Motors Corp.	*	72,000	75,281
Mitsubishi Tanabe Pharma Corp.		3,900	59,801
Mitsubishi UFJ Financial Group, Inc.		242,840	1,465,111
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	61,834
Mitsui & Co. Ltd.		33,300	469,466
Mitsui Chemicals, Inc.	†	15,000	32,733
Mitsui Fudosan Co. Ltd.		16,000	456,917
Mitsui OSK Lines Ltd.		20,000	66,182
Mizuho Financial Group, Inc.		436,080	935,742
MS&AD Insurance Group Holdings	†	9,774	217,701
Murata Manufacturing Co. Ltd.		3,900	294,878
Nabtesco Corp.	†	2,000	41,063
Namco Bandai Holdings, Inc.		3,150	55,722
NEC Corp.		49,000	130,824
Nexon Co. Ltd.		2,100	20,501
NGK Insulators Ltd.		5,000	53,417
NGK Spark Plug Co. Ltd.		3,000	46,010
NHK Spring Co. Ltd.		3,000	31,409
Nidec Corp.	†	2,000	119,888
Nikon Corp.		6,600	155,471
Nintendo Co. Ltd.		2,000	216,195
Nippon Building Fund, Inc. REIT		13	182,159
Nippon Electric Glass Co. Ltd.		7,500	37,449

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nippon Express Co. Ltd.		16,000	$76,716
Nippon Meat Packers, Inc.	†	3,000	48,422
Nippon Paper Group, Inc.	†‡	1,900	28,985
Nippon Steel & Sumitomo Metal Corp.		142,245	362,311
Nippon Telegraph & Telephone Corp.		8,200	358,009
Nippon Yusen K.K.	†	32,000	82,477
Nishi-Nippon City Bank Ltd. (The)		11,000	34,068
Nissan Motor Co. Ltd.		47,600	461,741
Nisshin Seifun Group, Inc.	†	3,200	42,278
Nissin Foods Holdings Co. Ltd.		1,100	50,499
Nitori Holdings Co. Ltd.		700	54,045
Nitto Denko Corp.		3,100	186,658
NKSJ Holdings, Inc.		7,275	153,249
NOK Corp.		2,000	28,934
Nomura Holdings, Inc.		69,600	432,755
Nomura Real Estate Holdings, Inc.		2,500	56,109
Nomura Real Estate Office Fund, Inc. REIT	†	5	36,852
Nomura Research Institute Ltd.		2,150	55,524
NSK Ltd.		8,000	61,066
NTT Data Corp.		22	72,645
NTT DOCOMO, Inc.	†	292	434,078
NTT Urban Development Corp.		24	28,931
Obayashi Corp.		13,000	62,192
Odakyu Electric Railway Co. Ltd.	†	12,000	149,560
Oji Holdings Corp.	†	14,000	52,643
Olympus Corp.	*	3,500	83,052
Omron Corp.		3,900	98,651
Ono Pharmaceutical Co. Ltd.		1,500	92,707
Oracle Corp. Japan		600	27,069
Oriental Land Co. Ltd.		1,000	163,807
ORIX Corp.		19,800	252,806
Osaka Gas Co. Ltd.		34,000	148,684
Otsuka Corp.		300	32,689
Otsuka Holdings Co. Ltd.		7,000	242,966
Panasonic Corp.		42,500	320,037
Park24 Co. Ltd.		2,000	39,156
Rakuten, Inc.	†	13,900	142,158
Resona Holdings, Inc.		35,500	187,444
Ricoh Co. Ltd.	†	12,000	131,010
Rinnai Corp.		600	42,776
Rohm Co. Ltd.		1,700	58,944
Sankyo Co. Ltd.		800	37,457
Sanrio Co. Ltd.		900	39,973
Santen Pharmaceutical Co. Ltd.		1,400	64,752
SBI Holdings, Inc.		3,810	33,835
Secom Co. Ltd.		4,100	211,603
Sega Sammy Holdings, Inc.		3,548	71,228
Sekisui Chemical Co. Ltd.		8,000	88,386
Sekisui House Ltd.		10,000	135,886
Seven & I Holdings Co. Ltd.		14,440	479,113
Seven Bank Ltd.	†	8,900	28,657
Sharp Corp.	*†	20,000	57,223
Shikoku Electric Power Co., Inc.	*†	3,600	51,310
Shimadzu Corp.		5,000	35,526
Shimamura Co. Ltd.		400	46,767
Shimano, Inc.		1,500	122,781
Shimizu Corp.	†	10,000	32,812
Shin-Etsu Chemical Co. Ltd.		7,900	523,950
Shinsei Bank Ltd.	†	30,000	68,937
Shionogi & Co. Ltd.		5,500	111,464

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Shiseido Co. Ltd.	†	6,900	$96,734
Shizuoka Bank Ltd. (The)		10,000	112,885
Showa Denko K.K.	†	24,000	36,161
Showa Shell Sekiyu K.K.		2,900	20,606
SMC Corp.		1,000	194,188
Softbank Corp.		18,100	833,899
Sojitz Corp.		26,800	42,060
Sony Corp.		19,300	335,836
Sony Financial Holdings, Inc.		3,400	50,853
Stanley Electric Co. Ltd.		2,500	43,372
Sumco Corp.		1,900	21,621
Sumitomo Chemical Co. Ltd.		28,000	88,149
Sumitomo Corp.		21,700	274,465
Sumitomo Electric Industries Ltd.		14,200	174,718
Sumitomo Heavy Industries Ltd.		9,000	35,739
Sumitomo Metal Mining Co. Ltd.		10,000	142,156
Sumitomo Mitsui Financial Group, Inc.		25,600	1,050,237
Sumitomo Mitsui Trust Holdings, Inc.		59,740	284,472
Sumitomo Realty & Development Co. Ltd.		6,500	253,221
Sumitomo Rubber Industries Ltd.		2,900	48,686
Suruga Bank Ltd.		4,000	64,279
Suzuken Co. Ltd.		1,160	42,111
Suzuki Motor Corp.		7,200	161,361
Sysmex Corp.	†	1,300	79,206
T&D Holdings, Inc.	†	11,300	135,340
Taiheiyo Cement Corp.	†	22,000	52,837
Taisei Corp.		20,000	55,650
Taisho Pharmaceutical Holdings Co. Ltd.		690	48,904
Taiyo Nippon Sanso Corp.		5,000	34,819
Takashimaya Co. Ltd.		5,000	49,605
Takeda Pharmaceutical Co. Ltd.		15,120	828,315
TDK Corp.	†	2,200	77,320
Teijin Ltd.		19,000	44,084
Terumo Corp.		2,800	120,516
THK Co. Ltd.		2,000	39,740
Tobu Railway Co. Ltd.		19,000	109,078
Toho Co. Ltd.		2,400	50,172
Toho Gas Co. Ltd.	†	7,000	44,597
Tohoku Electric Power Co., Inc.	*	8,800	70,190
Tokio Marine Holdings, Inc.		13,300	384,774
Tokyo Electric Power Co., Inc.	*	25,200	62,612
Tokyo Electron Ltd.		3,100	132,259
Tokyo Gas Co. Ltd.		46,000	248,655
Tokyu Corp.		22,000	162,746
Tokyu Land Corp.	†	9,000	84,927
TonenGeneral Sekiyu K.K.		5,000	49,581
Toppan Printing Co. Ltd.	†	10,000	72,193
Toray Industries, Inc.		28,000	190,184
Toshiba Corp.		77,000	392,660
TOTO Ltd.	†	5,000	44,921
Toyo Seikan Kaisha Ltd.		2,500	34,573
Toyo Suisan Kaisha Ltd.		2,000	61,739
Toyoda Gosei Co. Ltd.		1,200	28,882
Toyota Boshoku Corp.		1,400	19,822
Toyota Industries Corp.	†	3,000	110,517
Toyota Motor Corp.		52,500	2,707,203
Toyota Tsusho Corp.		3,800	97,414
Trend Micro, Inc.		1,800	50,540
Tsumura & Co.	†	1,000	36,561
Ube Industries Ltd.		19,000	37,536

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Unicharm Corp.	†	2,100	$119,906
Ushio, Inc.		1,900	19,451
USS Co. Ltd.		460	52,903
West Japan Railway Co.		3,300	158,764
Yahoo! Japan Corp.	†	275	126,863
Yakult Honsha Co. Ltd.	†	1,900	76,708
Yamada Denki Co. Ltd.	†	1,700	77,997
Yamaguchi Financial Group, Inc.		4,000	39,944
Yamaha Corp.		2,700	26,288
Yamaha Motor Co. Ltd.		5,500	74,477
Yamato Holdings Co. Ltd.		6,800	123,342
Yamato Kogyo Co. Ltd.		700	19,195
Yamazaki Baking Co. Ltd.		2,000	26,405
Yaskawa Electric Corp.		4,000	40,305
Yokogawa Electric Corp.		4,300	43,155

			46,430,065

Luxembourg—0.3%
ArcelorMittal		19,271	250,358
Millicom International Cellular SA SDR		1,145	91,482
SES FDR		5,609	175,918
Tenaris SA		8,722	177,625

			695,383

Macau—0.2%
MGM China Holdings Ltd.	†	18,400	39,454
Sands China Ltd.		46,494	241,929
Wynn Macau Ltd.	*	31,256	83,279

			364,662

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		3,389	70,096

Netherlands—4.3%
Aegon NV		33,089	199,793
Akzo Nobel NV		4,443	282,292
ASML Holding NV		6,041	406,897
Corio NV REIT		1,203	56,196
D.E. Master Blenders 1753 NV	*	9,912	153,175
Delta Lloyd NV		3,569	61,471
Fugro NV CVA		1,258	69,730
Gemalto NV		1,453	126,843
Heineken Holding NV		1,876	120,373
Heineken NV		4,427	333,912
ING Groep NV CVA	*	73,303	527,447
Koninklijke Ahold NV		19,397	297,362
Koninklijke Boskalis Westminster NV		1,476	58,720
Koninklijke DSM NV		2,908	169,458
Koninklijke KPN NV	†	18,586	62,602
Koninklijke Philips Electronics NV		18,316	541,915
Koninklijke Vopak NV		1,377	83,070
Qiagen NV	*	4,270	89,149
Randstad Holding NV		2,144	88,006
Reed Elsevier NV		13,434	230,308
Royal Dutch Shell plc, Class A		71,162	2,307,308
Royal Dutch Shell plc, Class B		49,908	1,659,694
TNT Express NV		6,778	49,708
Unilever NV CVA		31,052	1,272,311
Wolters Kluwer NV		5,502	120,229

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ziggo NV		2,402	$84,515

			9,452,484

New Zealand—0.1%
Auckland International Airport Ltd.		15,970	39,411
Contact Energy Ltd.		7,698	36,727
Fletcher Building Ltd.		12,382	89,009
SKYCITY Entertainment Group Ltd.		12,302	45,453
Telecom Corp of New Zealand Ltd.	†	32,137	63,074

			273,674

Norway—0.7%
Aker Solutions ASA		2,858	53,646
DnB ASA		17,817	262,216
Gjensidige Forsikring ASA		3,525	58,330
Norsk Hydro ASA		18,486	80,483
Orkla ASA		14,754	118,599
Statoil ASA		20,452	499,293
Telenor ASA		12,796	281,744
Yara International ASA		3,530	161,140

			1,515,451

Portugal—0.2%
Banco Espirito Santo SA (Registered)	*	36,677	37,617
EDP - Energias de Portugal SA		36,340	111,987
Galp Energia SGPS SA, Class B		4,839	75,861
Jeronimo Martins SGPS SA		4,265	83,052
Portugal Telecom SGPS SA (Registered)		11,747	58,233

			366,750

Singapore—1.7%
Ascendas Real Estate Investment Trust REIT		35,786	75,197
CapitaCommercial Trust REIT		40,000	51,231
CapitaLand Ltd.		47,500	135,861
CapitaMall Trust REIT		44,000	74,265
CapitaMalls Asia Ltd.		25,000	41,477
City Developments Ltd.		10,000	91,695
ComfortDelGro Corp. Ltd.		37,000	57,094
DBS Group Holdings Ltd.		35,500	459,470
Genting Singapore plc (Registered)		119,000	143,973
Global Logistic Properties Ltd.		40,000	84,947
Golden Agri-Resources Ltd.		136,320	63,792
Hutchison Port Holdings Trust		98,000	83,615
Jardine Cycle & Carriage Ltd.		2,000	82,704
Keppel Corp. Ltd.		27,400	248,206
Keppel Land Ltd.		16,000	51,032
Olam International Ltd.		30,672	42,700
Oversea-Chinese Banking Corp. Ltd.		48,600	418,670
SembCorp Industries Ltd.		18,340	77,006
SembCorp Marine Ltd.		17,000	60,991
Singapore Airlines Ltd.		10,400	91,356
Singapore Exchange Ltd.		17,000	105,904
Singapore Press Holdings Ltd.		31,500	113,950
Singapore Technologies Engineering Ltd.		30,000	104,515
Singapore Telecommunications Ltd.		153,159	444,067

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
StarHub Ltd.		9,730	$34,205
United Overseas Bank Ltd.		24,000	395,663
UOL Group Ltd.		9,000	50,822
Wilmar International Ltd.		35,000	97,853

			3,782,261

Spain—2.7%
Abertis Infraestructuras SA	†	7,186	121,075
Acciona SA		445	24,364
ACS Actividades de Construccion y Servicios SA		2,822	66,120
Amadeus IT Holding SA, Class A		6,017	163,109
Banco Bilbao Vizcaya Argentaria SA		103,986	907,987
Banco de Sabadell SA	*	51,893	95,552
Banco Popular Espanol SA		97,608	72,580
Banco Santander SA		200,847	1,360,664
Bankia SA	*†	24,671	5,245
CaixaBank		22,115	75,029
CaixaBank	*‡	304	1,031
Distribuidora Internacional de Alimentacion SA		11,166	77,496
Enagas SA		3,380	78,829
Ferrovial SA	†	8,037	127,918
Gas Natural SDG SA		6,293	111,669
Grifols SA	*	2,919	108,418
Iberdrola SA		90,312	422,197
Inditex SA		4,175	556,362
Mapfre SA		14,119	43,877
Red Electrica Corp. SA		1,933	97,348
Repsol SA		15,561	316,137
Telefonica SA		78,119	1,058,400
Zardoya Otis SA		2,829	37,923

			5,929,330

Sweden—3.2%
Alfa Laval AB		6,427	148,368
Assa Abloy AB, Class B		6,339	259,143
Atlas Copco AB, Class A		12,549	357,063
Atlas Copco AB, Class B		7,366	186,627
Boliden AB		5,365	86,665
Electrolux AB, Series B		4,472	113,994
Elekta AB, Class B		7,120	108,003
Getinge AB, Class B		3,729	113,863
Hennes & Mauritz AB, Class B		18,149	649,990
Hexagon AB, Class B		4,418	120,655
Husqvarna AB, Class B	*	7,541	44,610
Industrivarden AB, Class C		2,008	36,627
Investment AB Kinnevik, Class B		4,060	98,560
Investor AB, Class B		8,860	256,290
Lundin Petroleum AB	*	4,363	94,808
Nordea Bank AB		50,360	571,320
Ratos AB, Class B	†	3,896	41,229
Sandvik AB		19,312	297,902
Scania AB, Class B		5,973	125,313
Securitas AB, Class B		5,375	50,653
Skandinaviska Enskilda Banken AB, Class A		27,178	273,323
Skanska AB, Class B		7,247	131,239
SKF AB, Class B		7,245	177,032
Svenska Cellulosa AB, Class B	*	10,775	278,188
Svenska Handelsbanken AB, Class A		9,528	407,524
Swedbank AB, Class A		15,529	353,819

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Swedish Match AB		3,776	$117,216
Tele2 AB, Class B		5,657	98,672
Telefonaktiebolaget LM Ericsson, Class B		58,138	728,335
TeliaSonera AB		41,666	297,581
Volvo AB, Class B		28,835	420,986

			7,045,598

Switzerland—9.6%
ABB Ltd.	*	41,957	952,493
Actelion Ltd. (Registered)	*	1,983	107,827
Adecco SA (Registered)	*	2,537	139,150
Aryzta AG	*	1,577	93,206
Baloise Holding AG (Registered)		934	87,750
Banque Cantonale Vaudoise		59	32,970
Barry Callebaut AG (Registered)	*	29	27,981
Compagnie Financiere Richemont SA (A Bearer Shares)		9,968	784,798
Credit Suisse Group AG (Registered)	*	23,975	630,560
EMS-Chemie Holding AG		163	49,082
Geberit AG (Registered)	*	694	171,123
Givaudan SA (Registered)	*	156	191,777
Glencore International plc		74,899	406,400
Holcim Ltd. (Registered)	*	4,275	341,470
Julius Baer Group Ltd. (Registered)	*	4,078	158,930
Kuehne + Nagel International AG (Registered)		986	107,649
Lindt & Spruengli AG (Participation Certificates)	*	17	65,463
Lindt & Spruengli AG (Registered)	*	2	90,243
Lonza Group AG (Registered)	*	1,067	69,373
Nestle SA		61,344	4,439,748
Novartis AG (Registered)		43,772	3,119,716
Pargesa Holding SA (Bearer)		467	31,792
Partners Group Holding AG		310	76,557
Roche Holding AG (Genusschein)		13,369	3,116,623
Schindler Holding AG (Participation Certificates)		930	136,408
Schindler Holding AG (Registered)		416	59,364
SGS SA (Registered)		106	260,165
Sika AG		41	99,761
Sonova Holding AG (Registered)	*	950	114,089
STMicroelectronics NV		12,051	93,100
Sulzer AG (Registered)		423	72,384
Swatch Group AG (The) (Bearer)		576	335,807
Swatch Group AG (The) (Registered)		843	85,717
Swiss Life Holding AG (Registered)	*	550	81,759
Swiss Prime Site AG	*	984	79,699
Swiss Re AG	*	6,738	548,757
Swisscom AG (Registered)		441	204,239
Syngenta AG (Registered)		1,779	744,437
Transocean Ltd.	*	6,904	356,689
UBS AG (Registered)		69,447	1,067,902
Wolseley plc		5,330	265,813
Xstrata plc		40,176	654,051

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zurich Insurance Group AG (Registered)	*	2,814	$785,527

			21,338,349

United Kingdom—18.9%
3i Group plc		18,061	86,983
Aberdeen Asset Management plc		16,910	110,507
Admiral Group plc		3,873	78,584
Aggreko plc		4,915	133,395
AMEC plc		6,023	96,791
Anglo American plc		26,576	686,278
Antofagasta plc		7,374	110,691
ARM Holdings plc		25,774	363,163
Associated British Foods plc		6,588	190,548
AstraZeneca plc (London Exchange)		23,741	1,190,866
Aviva plc		55,565	251,873
Babcock International Group plc		6,848	113,399
BAE Systems plc		62,408	374,708
Balfour Beatty plc		12,791	45,758
Barclays plc		221,874	987,176
BG Group plc		64,866	1,116,217
BHP Billiton plc		40,269	1,172,703
BP plc		362,870	2,551,704
British American Tobacco plc		36,795	1,973,041
British Land Co. plc REIT		18,256	151,128
British Sky Broadcasting Group plc		20,463	275,041
BT Group plc		150,603	636,084
Bunzl plc		6,300	124,352
Burberry Group plc		8,583	173,763
Capita plc		12,587	172,057
Carnival plc		3,587	125,402
Centrica plc		99,469	556,795
Cobham plc		19,077	70,650
Compass Group plc		35,235	450,981
Croda International plc		2,606	108,851
Diageo plc		47,743	1,504,408
Eurasian Natural Resources Corp. plc		5,413	20,337
Evraz plc		6,518	22,081
G4S plc		26,160	116,244
GKN plc		31,062	125,175
GlaxoSmithKline plc		93,474	2,188,885
Hammerson plc REIT		13,523	101,364
Hargreaves Lansdown plc		4,746	62,752
HSBC Holdings plc (London Exchange)		350,178	3,736,252
ICAP plc		10,005	44,275
IMI plc		6,321	124,780
Imperial Tobacco Group plc		18,863	659,739
Inmarsat plc		8,414	90,077
InterContinental Hotels Group plc		5,112	156,260
International Consolidated Airlines Group SA	*	16,510	63,690
Intertek Group plc		3,089	159,616
Intu Properties plc REIT		11,469	58,420
Invensys plc		15,820	84,727
Investec plc		10,820	75,669
ITV plc		70,847	139,691
J. Sainsbury plc		24,358	140,301
Johnson Matthey plc		3,758	131,834
Kazakhmys plc		4,399	26,323
Kingfisher plc		45,899	201,191

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Land Securities Group plc REIT		14,432	$182,183
Legal & General Group plc		109,927	289,277
Lloyds Banking Group plc	*	807,297	601,532
London Stock Exchange Group plc		3,245	64,534
Marks & Spencer Group plc		31,185	184,932
Meggitt plc		15,063	112,705
Melrose Industries plc		21,980	89,019
National Grid plc		69,473	807,260
Next plc		3,155	209,607
Old Mutual plc		91,021	281,233
Pearson plc		15,737	283,159
Petrofac Ltd.		4,967	108,428
Prudential plc		48,819	792,896
Randgold Resources Ltd.		1,601	138,068
Reckitt Benckiser Group plc		12,351	886,772
Reed Elsevier plc		22,675	269,778
Rexam plc		15,339	123,172
Rio Tinto plc		25,559	1,203,842
Rolls-Royce Holdings plc	*	35,808	616,153
Royal Bank of Scotland Group plc	*	39,835	167,393
RSA Insurance Group plc		65,164	115,545
SABMiller plc		18,270	963,665
Sage Group plc (The)		23,587	123,001
Schroders plc		2,042	65,594
Segro plc REIT		12,875	49,871
Serco Group plc		9,088	86,875
Severn Trent plc		4,539	118,276
Smith & Nephew plc		16,612	192,140
Smiths Group plc		7,213	138,144
SSE plc		18,380	415,505
Standard Chartered plc (London Exchange)		45,967	1,193,584
Standard Life plc		45,870	255,744
Subsea 7 SA		5,147	120,963
Tate & Lyle plc		8,867	114,572
Tesco plc		153,495	892,287
TUI Travel plc		9,107	45,179
Tullow Oil plc		16,928	316,888
Unilever plc		24,482	1,035,519
United Utilities Group plc		13,306	143,398
Vedanta Resources plc		2,170	33,295
Vodafone Group plc		936,100	2,656,354
Weir Group plc (The)		4,061	140,107
Whitbread plc		3,345	130,834
Wm Morrison Supermarkets plc		42,420	178,304
WPP plc		23,617	377,424

			41,828,591

United States—0.0%
Sims Metal Management Ltd.		2,663	27,987

TOTAL COMMON STOCKS (Cost $215,123,042)			216,359,282

PREFERRED STOCKS—0.6%
Germany—0.6%
Bayerische Motoren Werke AG		938	60,047
Henkel AG & Co. KGaA		3,425	329,968
Porsche Automobil Holding SE		2,988	218,920
ProSiebenSat.1 Media AG		2,080	74,453
RWE AG		720	25,866

Vantagepoint Overseas Equity Index Fund
	Shares	Value
PREFERRED STOCKS—(Continued)
Volkswagen AG	2,767	$551,109

TOTAL PREFERRED STOCKS (Cost $921,786)		1,260,363

Coupon Rate			Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.079%			06/13/2013
(Cost $499,919)	‡	‡		$500,000	$499,944

		Shares	Value
MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.07%	††¥	1,500,000	1,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥7,586,044	7,586,044
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	679,035	679,035
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.10%	††¥	1,500,000	1,500,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.11%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.12%	††¥	1,500,000	1,500,000

TOTAL MONEY MARKET FUNDS (Cost $15,265,079)			15,265,079

TOTAL INVESTMENTS—105.5% (Cost $231,809,826)			233,384,668
Other assets less liabilities—(5.5%)			(12,206,440)

NET ASSETS—100.0%			$221,178,228

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at March 31, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	12.8%
Pharmaceuticals	8.5%
Oil, Gas & Consumable Fuels	6.3%
Insurance	4.9%
Metals & Mining	4.2%
Food Products	4.2%
Chemicals	3.5%
Automobiles	3.2%
Diversified Telecommunication Services	2.8%
Machinery	2.8%
Beverages	2.7%
Food & Staples Retailing	2.2%
Real Estate Management & Development	2.1%
Wireless Telecommunication Services	1.9%
Capital Markets	1.9%
Real Estate Investment Trusts (REITs)	1.6%
Industrial Conglomerates	1.5%
Tobacco	1.5%
Electric Utilities	1.5%
Multi-Utilities	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Diversified Financial Services	1.4%
Media	1.3%
Electrical Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Trading Companies & Distributors	1.2%
Electronic Equipment, Instruments & Components	1.1%
Road & Rail	1.1%
Auto Components	1.0%
Aerospace & Defense	1.0%
Specialty Retail	0.9%
Software	0.9%
Energy Equipment & Services	0.8%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Semiconductors & Semiconductor Equipment	0.6%
Professional Services	0.6%
Personal Products	0.6%
Construction Materials	0.6%
Commercial Services & Supplies	0.6%
Construction & Engineering	0.6%
Household Durables	0.5%
Office Electronics	0.5%
Multiline Retail	0.5%
Building Products	0.5%
Gas Utilities	0.5%
Communications Equipment	0.4%
Health Care Providers & Services	0.4%
Transportation Infrastructure	0.4%
Biotechnology	0.4%
Computers & Peripherals	0.4%
IT Services	0.3%
Air Freight & Logistics	0.3%
Marine	0.2%
Leisure Equipment & Products	0.2%
Airlines	0.2%
Containers & Packaging	0.2%
Internet & Catalog Retail	0.1%
Consumer Finance	0.1%
Distributors	0.1%
Life Sciences Tools & Services	0.1%
Internet Software & Services	0.1%
Independent Power Producers & Energy Traders	0.1%

Vantagepoint Overseas Equity Index Fund
COMMON STOCKS (continued)
Water Utilities	0.1%
Paper & Forest Products	0.1%
Health Care Technology	0.0%
Diversified Consumer Services	0.0%

97.8%
PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.2%
Media	0.0%
Multi-Utilities	0.0%

0.6%

TOTAL COMMON STOCKS/PREFERRED STOCKS	98.4%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%

MONEY MARKET FUNDS
Institutional Money Market Funds	6.9%

TOTAL INVESTMENTS	105.5%
Other assets less liabilities	(5.5)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund Class T	1,649,606	$18,986,961
Vantagepoint Core Bond Index Fund Class T	7,242,829	75,615,135
Vantagepoint Diversifying Strategies Fund	11,606,036	119,658,234
Vantagepoint Equity Income Fund Class T	6,938,673	69,456,116
Vantagepoint Growth & Income Fund Class T	4,798,894	56,770,911
Vantagepoint Growth Fund Class T	3,662,294	37,977,994
Vantagepoint Inflation Protected Securities Fund Class T	5,329,572	62,942,241
Vantagepoint International Fund Class T	5,019,698	50,548,362
Vantagepoint Low Duration Bond Fund Class T	11,740,757	119,638,315
Vantagepoint Select Value Fund Class T	1,505,765	18,987,691

		630,581,960

TOTAL INVESTMENTS—100.0% (Cost $559,109,283)		630,581,960
Other assets less liabilities—(0.0%)		(77,876)

NET ASSETS—100.0%		$630,504,084

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund Class T	7,416,271	$85,361,279
Vantagepoint Core Bond Index Fund Class T	19,001,739	198,378,159
Vantagepoint Discovery Fund Class T	4,333,342	46,150,097
Vantagepoint Diversifying Strategies Fund	22,319,871	230,117,872
Vantagepoint Equity Income Fund Class T	18,536,615	185,551,519
Vantagepoint Growth & Income Fund Class T	15,665,187	185,319,167
Vantagepoint Growth Fund Class T	14,954,189	155,074,936
Vantagepoint Inflation Protected Securities Fund Class T	5,151,465	60,838,798
Vantagepoint International Fund Class T	18,374,241	185,028,608
Vantagepoint Low Duration Bond Fund Class T	11,975,220	122,027,493
Vantagepoint Select Value Fund Class T	6,785,033	85,559,263

		1,539,407,191

TOTAL INVESTMENTS—100.0% (Cost $1,350,873,908)		1,539,407,191
Other assets less liabilities—(0.0%)		(138,273)

NET ASSETS—100.0%		$1,539,268,918

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund Class T	14,735,305	$169,603,363
Vantagepoint Core Bond Index Fund Class T	23,832,255	248,808,742
Vantagepoint Discovery Fund Class T	8,351,635	88,944,909
Vantagepoint Diversifying Strategies Fund	22,523,074	232,212,890
Vantagepoint Equity Income Fund Class T	25,801,312	258,271,129
Vantagepoint Growth & Income Fund Class T	21,790,874	257,786,040
Vantagepoint Growth Fund Class T	22,059,229	228,754,207
Vantagepoint International Fund Class T	31,405,604	316,254,427
Vantagepoint Select Value Fund Class T	13,492,711	170,143,080

		1,970,778,787

TOTAL INVESTMENTS—100.0% (Cost $1,714,307,987)		1,970,778,787
Other assets less liabilities—(0.0%)		(185,246)

NET ASSETS—100.0%		$1,970,593,541

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Model Portfolio All- Equity Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund Class T	6,393,984	$73,594,753
Vantagepoint Discovery Fund Class T	6,493,314	69,153,795
Vantagepoint Equity Income Fund Class T	13,888,677	139,025,654
Vantagepoint Growth & Income Fund Class T	11,097,863	131,287,715
Vantagepoint Growth Fund Class T	12,705,017	131,751,025
Vantagepoint International Fund Class T	15,308,387	154,155,460
Vantagepoint Select Value Fund Class T	5,839,545	73,636,661

		772,605,063

TOTAL INVESTMENTS—100.0% (Cost $658,042,898)		772,605,063
Other assets less liabilities—(0.0%)		(87,708)

NET ASSETS—100.0%		$772,517,355

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	2,670,214	$27,877,035
Vantagepoint Diversifying Strategies Fund	6,001,219	61,872,570
Vantagepoint Equity Income Fund Class T	3,109,402	31,125,113
Vantagepoint Growth & Income Fund Class T	2,632,752	31,145,454
Vantagepoint Inflation Protected Securities Fund Class T	3,927,585	46,384,784
Vantagepoint International Fund Class T	1,542,376	15,531,730
Vantagepoint Low Duration Bond Fund Class T	9,411,953	95,907,798

		309,844,484

TOTAL INVESTMENTS—100.0% (Cost $296,215,158)		309,844,484
Other assets less liabilities—(0.0%)		(53,688)

NET ASSETS—100.0%		$309,790,796

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2010 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	1,776,046	$18,541,925
Vantagepoint Diversifying Strategies Fund	4,950,745	51,042,182
Vantagepoint Equity Income Fund Class T	4,882,811	48,876,934
Vantagepoint Growth & Income Fund Class T	2,622,266	31,021,405
Vantagepoint Growth Fund Class T	1,773,678	18,393,045
Vantagepoint Inflation Protected Securities Fund Class T	3,579,717	42,276,459
Vantagepoint International Fund Class T	2,458,991	24,762,037
Vantagepoint Low Duration Bond Fund Class T	4,607,023	46,945,566

		281,859,553

TOTAL INVESTMENTS—100.0% (Cost $261,304,643)		281,859,553
Other assets less liabilities—(0.0%)		(52,561)

NET ASSETS—100.0%		$281,806,992

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2015 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	4,153,761	$43,365,266
Vantagepoint Diversifying Strategies Fund	8,246,803	85,024,536
Vantagepoint Equity Income Fund Class T	9,595,809	96,054,053
Vantagepoint Growth & Income Fund Class T	4,698,620	55,584,672
Vantagepoint Growth Fund Class T	3,670,110	38,059,039
Vantagepoint Inflation Protected Securities Fund Class T	4,797,358	56,656,803
Vantagepoint International Fund Class T	5,158,839	51,949,509
Vantagepoint Low Duration Bond Fund Class T	5,930,373	60,430,504
Vantagepoint Mid/Small Company Index Fund Class T	962,900	17,024,076

		504,148,458

TOTAL INVESTMENTS—100.0% (Cost $451,169,237)		504,148,458
Other assets less liabilities—(0.0%)		(60,462)

NET ASSETS—100.0%		$504,087,996

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2020 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	6,643,198	$69,354,983
Vantagepoint Diversifying Strategies Fund	8,150,536	84,032,023
Vantagepoint Equity Income Fund Class T	10,986,750	109,977,372
Vantagepoint Growth & Income Fund Class T	5,202,518	61,545,791
Vantagepoint Growth Fund Class T	4,185,621	43,404,886
Vantagepoint Inflation Protected Securities Fund Class T	1,707,934	20,170,698
Vantagepoint International Fund Class T	6,409,582	64,544,489
Vantagepoint Low Duration Bond Fund Class T	4,224,657	43,049,256
Vantagepoint Mid/Small Company Index Fund Class T	2,441,479	43,165,350

		539,244,848

TOTAL INVESTMENTS—100.0% (Cost $473,643,509)		539,244,848
Other assets less liabilities—(0.0%)		(59,353)

NET ASSETS—100.0%		$539,185,495

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2025 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	5,841,272	$60,982,883
Vantagepoint Diversifying Strategies Fund	5,802,595	59,824,758
Vantagepoint Equity Income Fund Class T	9,784,172	97,939,564
Vantagepoint Growth & Income Fund Class T	4,604,904	54,476,018
Vantagepoint Growth Fund Class T	3,805,643	39,464,522
Vantagepoint International Fund Class T	5,947,084	59,887,139
Vantagepoint Low Duration Bond Fund Class T	1,763,730	17,972,404
Vantagepoint Mid/Small Company Index Fund Class T	2,592,027	45,827,036

		436,374,324

TOTAL INVESTMENTS—100.0% (Cost $376,901,260)		436,374,324
Other assets less liabilities—(0.0%)		(60,185)

NET ASSETS—100.0%		$436,314,139

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2030 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	3,506,673	$36,609,662
Vantagepoint Diversifying Strategies Fund	3,758,947	38,754,746
Vantagepoint Equity Income Fund Class T	8,249,890	82,581,396
Vantagepoint Growth & Income Fund Class T	4,062,010	48,053,578
Vantagepoint Growth Fund Class T	3,374,596	34,994,561
Vantagepoint International Fund Class T	5,298,890	53,359,819
Vantagepoint Low Duration Bond Fund Class T	551,409	5,618,858
Vantagepoint Mid/Small Company Index Fund Class T	2,596,700	45,909,655

		345,882,275

TOTAL INVESTMENTS—100.0% (Cost $291,962,289)		345,882,275
Other assets less liabilities—(0.0%)		(57,386)

NET ASSETS—100.0%		$345,824,889

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2035 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	1,450,172	$15,139,800
Vantagepoint Diversifying Strategies Fund	1,669,166	17,209,097
Vantagepoint Equity Income Fund Class T	5,818,117	58,239,351
Vantagepoint Growth & Income Fund Class T	2,854,265	33,765,953
Vantagepoint Growth Fund Class T	2,531,337	26,249,964
Vantagepoint International Fund Class T	3,915,598	39,430,072
Vantagepoint Low Duration Bond Fund Class T	126,153	1,285,499
Vantagepoint Mid/Small Company Index Fund Class T	2,197,523	38,852,198

		230,171,934

TOTAL INVESTMENTS—100.0% (Cost $191,126,310)		230,171,934
Other assets less liabilities—(0.0%)		(50,905)

NET ASSETS—100.0%		$230,121,029

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2040 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class T	1,071,819	$11,189,787
Vantagepoint Diversifying Strategies Fund	542,032	5,588,350
Vantagepoint Equity Income Fund Class T	5,979,954	59,859,343
Vantagepoint Growth & Income Fund Class T	2,944,688	34,835,653
Vantagepoint Growth Fund Class T	2,677,444	27,765,089
Vantagepoint International Fund Class T	4,117,565	41,463,884
Vantagepoint Mid/Small Company Index Fund Class T	2,467,007	43,616,680

		224,318,786

TOTAL INVESTMENTS—100.0% (Cost $180,896,169)		224,318,786
Other assets less liabilities—(0.0%)		(52,655)

NET ASSETS—100.0%		$224,266,131

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class T	298,956	$3,121,103
Vantagepoint Equity Income Fund Class T	1,703,799	17,055,031
Vantagepoint Growth & Income Fund Class T	842,223	9,963,497
Vantagepoint Growth Fund Class T	756,630	7,846,254
Vantagepoint International Fund Class T	1,174,941	11,831,653
Vantagepoint Mid/Small Company Index Fund Class T	704,433	12,454,371

		62,271,909

TOTAL INVESTMENTS—100.1% (Cost $55,244,338)		62,271,909
Other assets less liabilities—(0.1%)		(42,599)

NET ASSETS—100.0%		$62,229,310

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Vantagepoint Milestone 2050 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.4%
Vantagepoint Core Bond Index Fund Class T	45,858	$478,755
Vantagepoint Equity Income Fund Class T	261,482	2,617,431
Vantagepoint Growth & Income Fund Class T	129,192	1,528,344
Vantagepoint Growth Fund Class T	116,063	1,203,571
Vantagepoint International Fund Class T	180,229	1,814,908
Vantagepoint Mid/Small Company Index Fund Class T	108,056	1,910,429

		9,553,438

TOTAL INVESTMENTS—100.4% (Cost $8,927,594)		9,553,438
Other assets less liabilities—(0.4%)		(34,332)

NET ASSETS—100.0%		$9,519,106

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Board has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a Fund must use the fair value of the asset, as determined in good faith by the Board (or its appointee). The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a Fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event has occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) multiple earnings; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls, and fair value determinations, are subject to review by the Chief Compliance Officer of the Company and by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Short-term debt instruments, such as commercial paper, bankers’ acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the fair value hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the year-to-date period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2013, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$381,131,607	$—	$381,131,607
Mortgage-Backed Securities	—	34,823,804	—	34,823,804
U.S. Treasury Obligations	—	62,295,874	—	62,295,874
Government Related Obligations	—	20,748,697	—	20,748,697
Asset-Backed Securities	—	43,539,296	—	43,539,296
Money Market Funds	27,025,553	—	—	27,025,553
Floating Rate Loans	—	1,320,289	—	1,320,289

Total Investments in Securities	$27,025,553	$543,859,567	$—	$570,885,120

Derivative Instruments:
Assets:
Forward Currency Contracts	—	6,008	—	6,008

Total Assets	$—	$6,008	$—	$6,008

Liabilities:
Futures	(97,432)	—	—	(97,432)
Forward Currency Contracts	—	(42,070)	—	(42,070)

Total Liabilities	$(97,432)	$(42,070)	$—	$(139,502)

Total Derivative Instruments	$(97,432)	$(36,062)	$—	$(133,494)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$13,159,887	$—	$13,159,887
U.S. Treasury Obligations	—	598,674,978	—	598,674,978
Government Related Obligations	—	3,615,853	—	3,615,853
Asset-Backed Securities	—	3,269,904	—	3,269,904
Certificates of Deposit	—	4,512,081	—	4,512,081
Money Market Funds	9,537,563	—	—	9,537,563

Total Investments in Securities	$9,537,563	$623,232,703	$—	$632,770,266

Derivative Instruments:
Assets:
Swap Agreements	—	98,655	—	98,655
Futures	357,661	—	—	357,661

Total Assets	357,661	98,655	—	456,316

Liabilities:
Written Options	(112,500)	(68,065)	—	(180,565)
Futures	(2,263)	—	—	(2,263)
Swap Agreements	—	(6,401)	—	(6,401)

Total Liabilities	(114,763)	(74,466)	—	(189,229)

Total Derivative Instruments	$242,898	$24,189	$—	$267,087

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,007,677,111	$6,416,518	$—	$2,014,093,629
Convertible Preferred Stocks	3,916,128	—	—	3,916,128
Money Market Funds	185,880,127	—	—	185,880,127

Total Investments in Securities	$2,197,473,366	$6,416,518	$—	$2,203,889,884

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,334,258,448	$2,580,394	$—	$1,336,838,842
Money Market Funds	52,935,257	—	—	52,935,257

Total Investments in Securities	$1,387,193,705	$2,580,394	$—	$1,389,774,099

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,960,647,648	$—	$—	$1,960,647,648
Money Market Funds	92,480,866	—	—	92,480,866

Total Investments in Securities	$2,053,128,514	$—	$—	$2,053,128,514

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$368,542,829	$—	$—	$368,542,829
Money Market Funds	21,427,935	—	—	21,427,935

Total Investments in Securities	$389,970,764	$—	$—	$389,970,764

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,020,296,094	$6,963,397	$—	$1,027,259,491
Money Market Funds	114,245,727	—	—	114,245,727

Total Investments in Securities	$1,134,541,821	$6,963,397	$—	$1,141,505,218

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$108,060,546	$2,975,820	$—	$111,036,366
Corporate Obligations	—	57,068,418	—	57,068,418
Mortgage-Backed Securities	—	7,319,023	—	7,319,023
Convertible Debt Obligations	—	1,196	—	1,196
U.S. Treasury Obligations	—	30,482,346	—	30,482,346
Government Related Obligations	—	8,026,622	—	8,026,622
Asset-Backed Securities	—	7,141,015	—	7,141,015
Warrants	—	16,177	—	16,177
Money Market Funds	19,743,704	—	—	19,743,704

Total Investments in Securities	$127,804,250	$113,030,617	$—	$240,834,867

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	1,295,546	—	—	1,295,546

Total Assets	1,295,546	—	—	1,295,546

Liabilities:
Futures	(20,650)	—	—	(20,650)
Forward Currency Contracts	—	(4,790)	—	(4,790)

Total Liabilities	(20,650)	(4,790)	—	(25,440)

Total Derivative Instruments	$1,274,896	$(4,790)	$—	$1,270,106

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$149,877,255	$1,186,463,292	$—	$1,336,340,547
Money Market Funds	75,631,919	—	—	75,631,919
Preferred Stocks	—	9,415,684	—	9,415,684

Total Investments in Securities	$225,509,174	$1,195,878,976	$—	$1,421,388,150

Derivative Instruments:

Liabilities:
Forward Currency Contracts	—	(18,786)	—	(18,786)

Total Liabilities	$—	$(18,786)	$—	$(18,786)

Total Derivative Instruments	$—	$(18,786)	$—	$(18,786)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$6,880,269	$23,539,223	$—	$30,419,492
Convertible Preferred Stocks	5,561,839	6,099,827	—	11,661,666
Corporate Obligations	—	351,756,898	—	351,756,898
Mortgage-Backed Securities	—	53,241,110	—	53,241,110
U.S. Treasury Obligations	—	53,487,902	—	53,487,902
Government Related Obligations	—	28,284,550	—	28,284,550
Asset-Backed Securities	—	59,544,350	—	59,544,350
Money Market Funds	26,110,200	—	—	26,110,200
Convertible Debt Obligations	—	368,022,196	—	368,022,196
Purchased Options	101,906	104,183	—	206,089
Certificates of Deposit	—	912,947	—	912,947
Commercial Paper	—	1,622,368	—	1,622,368
Floating Rate Loans	—	1,208,850	—	1,208,850

Total Investments in Securities	$38,654,214	$947,824,404	$—	$986,478,618

Derivative Instruments:
Assets:
Purchased Options on Euro-Bund Futures	94,663	—	—	94,663
Forward Currency Contracts	—	498,003	—	498,003
Futures	451,302	—	—	451,302

Total Assets	$545,965	$498,003	$—	$1,043,968

Liabilities:
Written Options	(137,986)	—	—	(137,986)
Futures	(2,137,626)	—	—	(2,137,626)
Forward Currency Contracts	—	(410,236)	—	(410,236)

Total Liabilities	$(2,275,612)	$(410,236)	$—	$(2,685,848)

Total Derivative Instruments	$(1,729,647)	$87,767	$—	$(1,641,880)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$268,942,555	$—	$268,942,555
Mortgage-Backed Securities	—	397,437,048	—	397,437,048
U.S. Treasury Obligations	—	463,297,961	—	463,297,961
Government Related Obligations	—	124,186,161	—	124,186,161
Asset-Backed Securities	—	4,997,819	—	4,997,819
Money Market Funds	99,538,220	—	—	99,538,220

Total Investments in Securities	$99,538,220	$1,258,861,544	$—	$1,358,399,764

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$485,647,687	$—	$—	$485,647,687
U.S. Treasury Obligations	—	339,962	—	339,962
Money Market Funds	9,385,478	—	—	9,385,478

Total Investments in Securities	$495,033,165	$339,962	$—	$495,373,127

Derivative Instruments:
Assets:
Futures	103,587	—	—	103,587

Total Assets	103,587	—	—	103,587

Total Derivative Instruments	$103,587	$—	$—	$103,587

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$604,613,357	$—	$—	$604,613,357
U.S. Treasury Obligations	—	584,934	—	584,934
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	21,499,496	—	—	21,499,496

Total Investments in Securities	$626,112,853	$584,934	$—	$626,697,787

Derivative Instruments:
Assets:
Futures	266,380	—	—	266,380

Total Assets	266,380	—	—	266,380

Total Derivative Instruments	$266,380	$—	$—	$266,380

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$544,246,842	$—	$—	$544,246,842
U.S. Treasury Obligations	—	264,970	—	264,970
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	43,780,332	—	—	43,780,332

Total Investments in Securities	$588,027,174	$264,970	$—	$588,292,144

Derivative Instruments:
Assets:
Futures	143,816	—	—	143,816

Total Assets	143,816	—	—	143,816

Total Derivative Instruments	$143,816	$—	$—	$143,816

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$—	$216,359,282	$—	$216,359,282
Preferred Stocks	—	1,260,363	—	1,260,363
U.S. Treasury Obligations	—	499,944	—	499,944
Money Market Funds	15,265,079	—	—	15,265,079

Total Investments in Securities	$15,265,079	$218,119,589	$—	$233,384,668

Derivative Instruments:
Assets:
Forward Currency Contracts	—	72,687	—	72,687
Futures	2,954	—	—	2,954

Total Assets	$2,954	$72,687	$—	$75,641

Liabilities:
Futures	(24,222)	—	—	(24,222)
Forward Currency Contracts	—	(35,329)	—	(35,329)

Total Liabilities	$(24,222)	$(35,329)	$—	$(59,551)

Total Derivative Instruments	$(21,268)	$37,358	$—	$16,090

See Schedule of Investments for identification of securities by industry classification.

As of March 31, 2013 the funds did not hold any significant investments in Level 3. Additionally, there were no transfers in and out of Levels 1 and 2.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To Be Announced (“TBA”) Securities

A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
BRL	— Brazilian Real	MXN	— Mexican Peso
CAD	— Canadian Dollar	NOK	— Norwegian Krona
CHF	— Swiss Franc	NZD	— New Zealand Dollar
EUR	— European Monetary Unit	SEK	— Swedish Krona
GBP	— British Pound	USD	— U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MIL	— Milan Stock Exchange
CME	— Chicago Mercantile Exchange	MSE	— Montreal Exchange
EOE	— Dutch Options Exchange	NYF	— New York Futures Exchange
EOP	— NYSE – Liffe Exchange	SFE	— Sydney Futures Exchange
EUX	— Eurex Deutschland Exchange	SGX	— Singapore Exchange
HKG	— Hong Kong Futures Exchange	TSE	— Tokyo Stock Exchange
LIF	— Liffe Exchange

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each fund during the reporting period.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of March 31, 2013, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
7	TSE	Japan 10 Year Bond	June 2013	$10,846,338	$(72,274)
50	CBT	U.S. 5 Year Treasury Note	June 2013	6,202,734	(25,158)

					$(97,432)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
245	CBT	U.S. 10 Year Treasury Note	June 2013	$32,336,171	$232,318
13	CBT	U.S. 5 Year Treasury Note	June 2013	1,612,711	3,993

					$236,311

Sold
91	CBT	U.S. 2 Year Treasury Note	June 2013	$20,061,234	$1,024
24	CBT	U.S. Long Bond	June 2013	3,467,250	(2,263)
95	CBT	U.S. Ultra Bond	June 2013	14,971,406	120,326

					$119,087

					$355,398

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
1,191	NYF	E-MINI Russell 2000 Index	June 2013	$113,013,990	$1,295,546

Sold
2	TSE	Japan 10 Year Bond	June 2013	$3,098,954	$(20,650)

					$1,274,896

Diversifying Strategies Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
47	EOE	Amsterdam Index	April 2013	$4,185,958	$(46,057)
88	SFE	Australian Government 10 Year Bond	June 2013	11,141,241	133,194
184	EOP	CAC40 10 Euro Future	April 2013	8,802,310	(234,052)
17	MSE	Canadian Government 10 Year Bond	June 2013	2,259,527	662
43	EUX	DAX Index	June 2013	10,749,001	(273,397)
16	EUX	Euro-Bund Futures	June 2013	2,983,942	43,285
6	LIF	FTSE 100 Index	June 2013	579,002	(7,446)
1	MIL	FTSE/MIB Index	June 2013	96,376	(4,955)
7	SFE	SPI 200 Index	June 2013	904,994	(16,848)
245	CBT	U.S. 10 Year Treasury Note	June 2013	32,336,171	258,523

					$(147,091)

Sold
67	SGX	10 Year Mini-JGB	June 2013	$10,379,359	$(57,467)
35	CME	E-MINI S&P 500 Index	June 2013	2,734,725	(26,666)
3	HKG	Hang Seng Index	April 2013	431,224	115
8	TSE	Japan 10 Year Bond	June 2013	12,395,816	(83,130)
11	MSE	S&P/TSX 60 Index	June 2013	1,578,560	15,523
58	TSE	TOPIX Index	June 2013	6,410,899	(242,906)
25	CBT	U.S. 5 Year Treasury Note	June 2013	3,101,367	(3,381)
244	LIF	UK Gilt Long Bond	June 2013	44,037,186	(1,141,321)

					$(1,539,233)

					$(1,686,324)

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
99	CME	E-MINI S&P 500 Index	June 2013	$7,735,365	$103,587

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
14	NYF	E-MINI Russell 2000 Index	June 2013	$1,328,460	$35,091
136	CME	E-MINI S&P 500 Index	June 2013	10,626,360	187,902
12	CME	E-MINI S&P MidCap 400 Index	June 2013	1,381,200	43,387

					$266,380

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
33	NYF	E-MINI Russell 2000 Index	June 2013	$3,131,370	$58,192
28	CME	E-MINI S&P MidCap 400 Index	June 2013	3,222,800	85,624

					$143,816

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
31	EUX	DJ Euro STOXX 50	June 2013	$1,014,892	$(17,993)
10	LIF	FTSE 100 Index	June 2013	965,003	(2,143)
3	SFE	SPI 200 Index	June 2013	387,854	(4,086)
7	TSE	TOPIX Index	June 2013	773,729	2,954

					$(21,268)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of March 31, 2013, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2013	Net Unrealized Appreciation/ (Depreciation)
Sale	Citibank NA	EUR	USD	04/08/2013	$271,360	$265,352	$6,008
Sale	JPMorgan Chase Bank NA	GBP	USD	06/03/2013	2,994,932	3,030,288	(35,356)
Sale	JPMorgan Chase Bank NA	GBP	USD	06/03/2013	2,965,853	2,972,567	(6,714)

							$(36,062)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2013	Net Unrealized Depreciation
Sale	HSBC Bank plc	BRL	USD	04/16/2013	$240,783	$245,573	$(4,790)

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2013	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	04/30/2013	$11,629,689	$11,648,475	$(18,786)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	Deutsche Bank AG	USD	AUD	04/05/2013	$17,960,619	$18,061,562	$100,943
Purchase	JPMorgan Chase Bank NA	USD	BRL	04/16/2013	183,642	181,833	(1,809)
Purchase	Deutsche Bank AG	USD	CAD	04/05/2013	16,122,718	16,286,240	163,522
Purchase	Deutsche Bank AG	USD	CHF	04/05/2013	857,018	852,232	(4,787)
Purchase	Deutsche Bank AG	USD	EUR	04/05/2013	1,675,971	1,668,999	(6,972)
Purchase	Deutsche Bank AG	USD	GBP	04/05/2013	578,407	578,901	494
Purchase	Deutsche Bank AG	USD	JPY	04/05/2013	2,890,236	2,909,615	19,379
Purchase	Deutsche Bank AG	USD	NZD	04/05/2013	4,562,594	4,627,776	65,182
Purchase	Deutsche Bank AG	USD	SEK	04/05/2013	14,386,612	14,279,466	(107,147)

							$228,805

Sale	Deutsche Bank AG	AUD	USD	04/05/2013	$4,093,712	$4,086,646	$7,066
Sale	JPMorgan Chase Bank NA	BRL	USD	04/16/2013	588,121	599,850	(11,728)
Sale	Deutsche Bank AG	CHF	USD	04/05/2013	816,275	813,457	2,818
Sale	Deutsche Bank AG	EUR	USD	04/05/2013	19,654,125	19,553,759	100,365
Sale	JPMorgan Chase Bank NA	EUR	USD	04/08/2013	1,596,615	1,561,351	35,265
Sale	Deutsche Bank AG	GBP	USD	04/05/2013	25,635,582	25,762,814	(127,231)
Sale	JPMorgan Chase Bank NA	GBP	USD	04/08/2013	1,569,663	1,587,771	(18,108)
Sale	JPMorgan Chase Bank NA	GBP	USD	06/03/2013	3,457,307	3,498,121	(40,814)
Sale	JPMorgan Chase Bank NA	GBP	USD	06/03/2013	1,697,371	1,701,214	(3,843)
Sale	JPMorgan Chase Bank NA	MXN	USD	04/30/2013	2,559,087	2,646,884	(87,797)
Sale	Deutsche Bank AG	NOK	USD	04/05/2013	3,966,945	3,963,977	2,969

							$(141,038)

							$87,767

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	Deutsche Bank AG	USD	AUD	06/19/2013	$225,418	$227,986	$2,568
Purchase	UBS AG	USD	AUD	06/19/2013	659,830	662,193	2,363
Purchase	Bank of America NA	USD	EUR	06/19/2013	69,972	68,618	(1,354)
Purchase	Citibank NA	USD	EUR	06/19/2013	373,510	370,409	(3,101)
Purchase	Credit Suisse International	USD	EUR	06/19/2013	130,851	130,695	(156)
Purchase	Deutsche Bank AG	USD	EUR	06/19/2013	852,493	844,454	(8,039)
Purchase	UBS AG	USD	EUR	06/19/2013	1,443,443	1,425,332	(18,111)
Purchase	Citibank NA	USD	GBP	06/19/2013	994,434	1,007,035	12,601
Purchase	UBS AG	USD	GBP	06/19/2013	1,451,843	1,465,670	13,827
Purchase	Citibank NA	USD	JPY	06/19/2013	328,470	329,869	1,399
Purchase	Credit Suisse International	USD	JPY	06/19/2013	111,551	111,604	53
Purchase	UBS AG	USD	JPY	06/19/2013	1,287,975	1,313,577	25,602
Purchase	Westpac Banking Corp.	USD	JPY	06/19/2013	296,315	302,009	5,694

							$33,346

Sale	Citibank NA	AUD	USD	06/19/2013	$712,662	$712,479	$183
Sale	Citibank NA	EUR	USD	06/19/2013	2,475,748	2,468,439	7,309
Sale	Citibank NA	GBP	USD	06/19/2013	2,220,580	2,225,148	(4,568)
Sale	Citibank NA	JPY	USD	06/19/2013	1,575,331	1,574,243	1,088

							$4,012

							$37,358

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a
Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Written option activity for the year-to-date period ended March 31, 2013 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2012	71	$44,231	41	$8,245	112	$52,476

Written	103	67,847	103	67,382	206	135,229
Closed	(13)	(9,542)	(54)	(16,749)	(67)	(26,291)
Expired	(71)	(44,231)	—	—	(71)	(44,231)

Ending balance as of 03/31/2013	90	$58,305	90	$58,878	180	$117,183

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2012	1,010	$154,502	—	$—	1,010	154,502

Written	610	123,063	—	—	610	123,063
Closed	(1,010)	(154,502)	—	—	(1,010)	(154,502)
Expired	—	—	—	—	—	—

Ending balance as of 03/31/2013	610	$123,063	—	—	610	$123,063

As of March 31, 2013, the following funds had open written option contracts or open purchased option contracts on Euro-Bund futures:

Inflation Protected Securities Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Written Call	U.S. 10 Year Treasury Note	90	131.00	4/26/2013	$(51,383)
Written Put	U.S. 10 Year Treasury Note	90	129.00	4/26/2013	$56,065

					$4,682

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Written Call	Swiss Market Index	610	7,675.00	6/21/2013	$(14,923)

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of March 31, 2013 the following swaps were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	2.75%	3 Month Libor	06/19/2043	USD 3,700,000	$94,164

					$94,164

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	5,100,000	$(3,215)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	3,700,000	(3,183)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	700,000	4,491
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	4,200,000	(3)

						$(1,910)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Written swaption activity for the year-to-date period ended March 31, 2013 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2012	$21,300,000	$142,061	$21,600,000	$218,680	$42,900,000	$360,741

Written	19,400,000	49,160	20,700,000	88,424	40,100,000	137,584
Closed	(27,800,000)	(144,865)	(28,100,000)	(227,641)	(55,900,000)	(372,506)
Expired	—	—	—	—	—	—

Ending balance as of 03/31/2013	$12,900,000	$46,356	$14,200,000	$79,463	$27,100,000	$125,819

As of March 31, 2013, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation
OTC	Goldman Sachs	Call—Interest Rate Swaption	$5,400,000	1.80%	7/29/2013	$5,825
OTC	Goldman Sachs	Put—Interest Rate Swaption	5,400,000	2.65%	7/29/2013	15,433
OTC	Goldman Sachs	Put—Interest Rate Swaption	3,900,000	1.50%	4/02/2013	11,604
OTC	Goldman Sachs	Call—Interest Rate Swaption	3,900,000	1.50%	4/02/2013	7,484
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	3,100,000	1.80%	7/29/2013	3,819
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	3,100,000	2.65%	7/29/2013	13,043
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	1,300,000	1.40%	9/03/2013	229
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	500,000	0.80%	4/29/2013	154
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	500,000	1.15%	4/29/2013	164

						$57,755

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of March 31,2013, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$562,732,953	$9,001,814	$849,647	$8,152,167
Inflation Protected Securities	586,354,599	46,840,686	425,019	46,415,667
Equity Income	1,853,418,678	428,137,057	77,665,851	350,471,206
Growth & Income	1,079,839,638	331,950,849	22,016,388	309,934,461
Growth	1,706,055,312	365,515,219	18,442,017	347,073,202
Select Value	309,267,142	83,218,736	2,515,114	80,703,622
Aggressive Opportunities	973,198,150	189,825,381	21,518,313	168,307,068
Discovery	219,668,515	24,235,997	3,069,645	21,166,352
International	1,247,526,530	226,329,613	52,467,993	173,861,620
Diversifying Strategies	967,206,703	23,585,600	4,313,685	19,271,915
Core Bond Index	1,317,196,549	45,463,067	4,259,852	41,203,215
500 Stock Index	301,019,101	222,238,974	27,884,948	194,354,026
Broad Market Index	381,044,362	304,351,646	58,698,221	245,653,425
Mid/Small Company Index	455,040,077	169,528,014	36,275,947	133,252,067
Overseas Equity Index	234,269,065	36,112,038	36,996,435	(884,397)
Model Portfolio Conservative Growth	572,486,029	58,095,931	—	58,095,931
Model Portfolio Traditional Growth	1,381,506,240	157,900,951	—	157,900,951
Model Portfolio Long-Term Growth	1,734,412,190	236,366,597	—	236,366,597
Model Portfolio All-Equity Growth	672,517,925	100,087,138	—	100,087,138
Milestone Retirement Income	299,144,247	10,700,237	—	10,700,237
Milestone 2010	264,699,530	17,160,023	—	17,160,023
Milestone 2015	463,670,372	40,478,086	—	40,478,086
Milestone 2020	486,633,974	52,610,874	—	52,610,874
Milestone 2025	386,717,830	49,656,494	—	49,656,494
Milestone 2030	299,654,827	46,227,448	—	46,227,448
Milestone 2035	196,610,641	33,561,293	—	33,561,293
Milestone 2040	187,352,800	36,965,986	—	36,965,986
Milestone 2045	55,249,312	7,031,803	9,206	7,022,597
Milestone 2050	8,928,171	628,872	3,605	625,267

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of March 31, 2013 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of March 31, 2013, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	17,993,385	18,393,166	102%
Equity Income	44,040,030	45,244,313	103%
Growth & Income	12,053,015	12,131,537	101%
Growth	40,898,922	41,322,170	101%
Select Value	5,202,266	5,331,143	102%
Aggressive Opportunities	78,682,944	80,251,753	102%
Discovery	13,355,936	13,790,953	103%
International	43,217,753	45,460,364	105%
Core Bond Index	10,566,550	10,784,896	102%
500 Stock Index	2,651,529	2,695,178	102%
Broad Market Index	9,358,211	9,662,121	103%
Mid/Small Company Index	37,186,817	38,540,482	104%
Overseas Equity Index	6,808,561	7,679,035	113%

Floating Rate Loans

Certain Funds may purchase floating rate loans that are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM, and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire Indexes and the aforementioned indexes is ©2012 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The Vantagepoint Aggressive Opportunities Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”). Russell is not responsible for and has not reviewed the Vantagepoint Aggressive Opportunities Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 30th, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 30th, 2013

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date	May 30th, 2013